UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

WisdomTree Artificial Intelligence and Innovation Fund

Ticker: WTAI

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - December 31, 2024

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Artificial Intelligence and Innovation Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Artificial Intelligence and Innovation Fund	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$202,097,968
  # of Portfolio Holdings78
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Broadcom, Inc.	3.3%
Tesla, Inc.	3.0%
Marvell Technology, Inc.	2.9%
Meta Platforms, Inc.	2.8%
Apple, Inc.	2.8%
Palantir Technologies, Inc.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
NVIDIA Corp.	2.5%
Alphabet, Inc.	2.5%
ARM Holdings PLC	2.3%

Sector Breakdown (% of Net Assets)

Information Technology	78.9%
Consumer Discretionary	7.5%
Communication Services	7.1%
Industrials	3.5%
Health Care	2.9%
Other Assets and Liabilities (Net)	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Artificial Intelligence and Innovation Fund

Semi-Annual Shareholder Report - December 31, 2024 (unaudited)

Ticker: WTAI

WTAI - 122024

WisdomTree Battery Value Chain and Innovation Fund

Ticker: WBAT

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - December 31, 2024

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Battery Value Chain and Innovation Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Battery Value Chain and Innovation Fund	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$2,664,224
  # of Portfolio Holdings118
  Portfolio Turnover Rate33%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Bloom Energy Corp.	7.3%
Joby Aviation, Inc.	5.6%
Bayerische Motoren Werke AG	3.9%
EnerSys	3.4%
Rolls-Royce Holdings PLC	3.3%
ChargePoint Holdings, Inc.	3.0%
Mitsubishi Heavy Industries Ltd.	2.3%
Aurubis AG	1.9%
Kongsberg Gruppen ASA	1.8%
TDK Corp.	1.7%

Sector Breakdown (% of Net Assets)

Industrials	52.9%
Materials	23.7%
Consumer Discretionary	11.7%
Information Technology	6.5%
Energy	3.3%
Utilities	1.5%
Other Assets and Liabilities (Net)	0.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Battery Value Chain and Innovation Fund

Semi-Annual Shareholder Report - December 31, 2024 (unaudited)

Ticker: WBAT

WBAT - 122024

WisdomTree BioRevolution Fund

Ticker: WDNA

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - December 31, 2024

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree BioRevolution Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree BioRevolution Fund	$22	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$2,155,820
  # of Portfolio Holdings92
  Portfolio Turnover Rate7%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Natera, Inc.	4.0%
Twist Bioscience Corp.	3.7%
Novonesis (Novozymes) B	2.8%
Vericel Corp.	2.7%
Blueprint Medicines Corp.	2.5%
Veracyte, Inc.	2.4%
Eli Lilly & Co.	2.3%
Geron Corp.	2.2%
Bridgebio Pharma, Inc.	2.0%
Agios Pharmaceuticals, Inc.	1.9%

Sector Breakdown (% of Net Assets)

Health Care	83.8%
Materials	11.8%
Consumer Staples	3.6%
Energy	0.8%
Other Assets and Liabilities (Net)	0.0%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree BioRevolution Fund

Semi-Annual Shareholder Report - December 31, 2024 (unaudited)

Ticker: WDNA

WDNA - 122024

WisdomTree Cloud Computing Fund

Ticker: WCLD

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - December 31, 2024

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Cloud Computing Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Cloud Computing Fund	$25	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$478,194,499
  # of Portfolio Holdings66
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Twilio, Inc.	2.3%
Bill Holdings, Inc.	2.2%
DocuSign, Inc.	2.1%
Atlassian Corp.	2.0%
Asana, Inc.	2.0%
AvePoint, Inc.	2.0%
Toast, Inc.	1.9%
Fastly, Inc.	1.9%
Shopify, Inc.	1.8%
Freshworks, Inc.	1.8%

Sector Breakdown (% of Net Assets)

Information Technology	86.8%
Financials	6.8%
Industrials	3.3%
Communication Services	1.5%
Health Care	1.4%
Other Assets and Liabilities (Net)	0.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Cloud Computing Fund

Semi-Annual Shareholder Report - December 31, 2024 (unaudited)

Ticker: WCLD

WCLD - 122024

WisdomTree Cybersecurity Fund

Ticker: WCBR

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - December 31, 2024

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Cybersecurity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Cybersecurity Fund	$24	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$108,859,480
  # of Portfolio Holdings25
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Cloudflare, Inc.	5.9%
Elastic NV	5.8%
Crowdstrike Holdings, Inc.	5.8%
Datadog, Inc.	5.7%
Fortinet, Inc.	5.5%
CyberArk Software Ltd.	5.3%
Rapid7, Inc.	5.2%
Rubrik, Inc.	5.2%
Zscaler, Inc.	4.7%
Okta, Inc.	4.6%

Country Breakdown (% of Net Assets)

United States	93.0%
Japan	3.8%
Israel	3.2%
Other Assets and Liabilities (Net)	0.0%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Cybersecurity Fund

Semi-Annual Shareholder Report - December 31, 2024 (unaudited)

Ticker: WCBR

WCBR - 122024

WisdomTree Dynamic Currency Hedged International Equity Fund

Ticker: DDWM

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - December 31, 2024

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Dynamic Currency Hedged International Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Dynamic Currency Hedged International Equity Fund	$21	0.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$293,580,031
  # of Portfolio Holdings1,397
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

HSBC Holdings PLC	2.4%
Toyota Motor Corp.	1.5%
Novartis AG	1.5%
Shell PLC	1.0%
British American Tobacco PLC	1.0%
Nestle SA	1.0%
TotalEnergies SE	1.0%
LVMH Moet Hennessy Louis Vuitton SE	1.0%
Intesa Sanpaolo SpA	0.9%
Allianz SE	0.9%

Sector Breakdown (% of Net Assets)

Financials	20.8%
Industrials	17.4%
Consumer Discretionary	10.9%
Consumer Staples	9.5%
Health Care	7.8%
Materials	7.1%
Utilities	6.4%
Communication Services	6.2%
Energy	5.4%
Information Technology	4.4%
Other Sectors	3.3%
Other Assets and Liabilities (Net)	0.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Dynamic Currency Hedged International Equity Fund

Semi-Annual Shareholder Report - December 31, 2024 (unaudited)

Ticker: DDWM

DDWM - 122024

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund

Ticker: DDLS

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - December 31, 2024

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	$25	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$354,233,294
  # of Portfolio Holdings1,018
  Portfolio Turnover Rate38%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Sydbank AS	0.8%
Hoegh Autoliners ASA	0.7%
Suedzucker AG	0.5%
TP ICAP Group PLC	0.5%
VTech Holdings Ltd.	0.5%
Plus500 Ltd.	0.5%
Cofinimmo SA	0.5%
Coface SA	0.5%
Spar Nord Bank AS	0.5%
Harel Insurance Investments & Financial Services Ltd.	0.4%

Sector Breakdown (% of Net Assets)

Industrials	25.2%
Financials	14.4%
Consumer Discretionary	14.2%
Materials	10.2%
Information Technology	7.9%
Consumer Staples	7.7%
Real Estate	6.0%
Communication Services	4.2%
Health Care	3.9%
Energy	3.5%
Other Sectors	2.1%
Other Assets and Liabilities (Net)	0.7%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund

Semi-Annual Shareholder Report - December 31, 2024 (unaudited)

Ticker: DDLS

DDLS - 122024

WisdomTree Emerging Markets Efficient Core Fund

Ticker: NTSE

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - December 31, 2024

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets Efficient Core Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Efficient Core Fund	$16	0.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$27,171,682
  # of Portfolio Holdings415
  Portfolio Turnover Rate3%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	12.4%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co. Ltd.	3.2%
Alibaba Group Holding Ltd.	2.7%
Naspers Ltd.	1.9%
China Construction Bank Corp.	1.4%
Reliance Industries Ltd.	1.4%
Meituan	1.4%
ICICI Bank Ltd.	1.3%
Infosys Ltd.	1.3%

Sector Breakdown (% of Net Assets)

Information Technology	26.7%
Financials	19.2%
Consumer Discretionary	13.1%
Communication Services	9.6%
Materials	5.3%
Consumer Staples	4.8%
Energy	4.0%
Industrials	3.3%
Other Sectors	5.4%
Other Assets and Liabilities (Net)	8.6%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets Efficient Core Fund

Semi-Annual Shareholder Report - December 31, 2024 (unaudited)

Ticker: NTSE

NTSE - 122024

WisdomTree Emerging Markets ex-China Fund

Ticker: XC

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - December 31, 2024

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets ex-China Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets ex-China Fund	$16	0.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$55,304,737
  # of Portfolio Holdings741
  Portfolio Turnover Rate8%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	15.8%
Samsung Electronics Co. Ltd.	3.0%
HDFC Bank Ltd.	2.4%
Al Rajhi Bank	2.4%
Reliance Industries Ltd.	2.1%
ICICI Bank Ltd.	1.6%
MercadoLibre, Inc.	1.5%
MediaTek, Inc.	1.4%
Infosys Ltd.	1.4%
Hon Hai Precision Industry Co. Ltd.	1.3%

Sector Breakdown (% of Net Assets)

Information Technology	34.0%
Financials	21.3%
Consumer Discretionary	8.9%
Industrials	8.1%
Materials	6.5%
Consumer Staples	6.1%
Health Care	5.1%
Communication Services	4.2%
Energy	2.8%
Utilities	2.1%
Other Sectors	1.4%
Other Assets and Liabilities (Net)	(0.5)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets ex-China Fund

Semi-Annual Shareholder Report - December 31, 2024 (unaudited)

Ticker: XC

XC - 122024

WisdomTree International Efficient Core Fund

Ticker: NTSI

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - December 31, 2024

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree International Efficient Core Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Efficient Core Fund	$13	0.26%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$327,859,456
  # of Portfolio Holdings450
  Portfolio Turnover Rate0%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

ASML Holding NV	1.8%
Novo Nordisk AS	1.7%
SAP SE	1.6%
Toyota Motor Corp.	1.5%
Shell PLC	1.4%
Nestle SA	1.4%
Novartis AG	1.3%
HSBC Holdings PLC	1.2%
Roche Holding AG	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%

Sector Breakdown (% of Net Assets)

Financials	19.8%
Industrials	15.4%
Health Care	11.5%
Consumer Discretionary	11.2%
Consumer Staples	8.0%
Information Technology	7.8%
Materials	6.2%
Communication Services	4.0%
Other Sectors	7.4%
Other Assets and Liabilities (Net)	8.7%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International Efficient Core Fund

Semi-Annual Shareholder Report - December 31, 2024 (unaudited)

Ticker: NTSI

NTSI - 122024

WisdomTree U.S. Corporate Bond Fund

Ticker: QIG

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - December 31, 2024

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. Corporate Bond Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Corporate Bond Fund	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$17,557,409
  # of Portfolio Holdings494
  Portfolio Turnover Rate9%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Bank of America Corp., 2.59%, due 4/29/2031	1.2%
Citigroup, Inc., 3.11%, due 4/8/2026	1.1%
Eversource Energy, 3.30%, due 1/15/2028	1.0%
Wells Fargo & Co., 4.81%, due 7/25/2028	0.9%
U.S. Bancorp, 5.78%, due 6/12/2029	0.9%
HCA, Inc., 4.13%, due 6/15/2029	0.9%
Morgan Stanley, 3.95%, due 4/23/2027	0.9%
Bank of America Corp., 3.19%, due 7/23/2030	0.8%
Capital One Financial Corp., 3.80%, due 1/31/2028	0.8%
Oracle Corp., 3.85%, due 7/15/2036	0.8%

Sector Breakdown (% of Net Assets)

Financials	33.9%
Health Care	13.4%
Energy	8.4%
Utilities	8.2%
Information Technology	7.9%
Industrials	7.3%
Consumer Staples	5.5%
Consumer Discretionary	4.3%
Materials	3.8%
Communication Services	3.1%
Other Sectors	2.6%
Other Assets and Liabilities (Net)	1.6%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Corporate Bond Fund

Semi-Annual Shareholder Report - December 31, 2024 (unaudited)

Ticker: QIG

QIG - 122024

WisdomTree U.S. Efficient Core Fund

Ticker: NTSX

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - December 31, 2024

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. Efficient Core Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Efficient Core Fund	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$1,183,771,077
  # of Portfolio Holdings502
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Apple, Inc.	6.6%
NVIDIA Corp.	5.9%
Microsoft Corp.	5.5%
Alphabet, Inc.	4.1%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc.	2.7%
Tesla, Inc.	2.2%
Broadcom, Inc.	1.9%
Berkshire Hathaway, Inc.	1.7%
Eli Lilly & Co.	1.3%

Sector Breakdown (% of Net Assets)

Information Technology	29.3%
Financials	13.2%
Consumer Discretionary	10.4%
Communication Services	9.8%
Health Care	8.7%
Industrials	7.0%
Consumer Staples	5.3%
Energy	2.8%
Other Sectors	4.9%
Other Assets and Liabilities (Net)	8.6%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Efficient Core Fund

Semi-Annual Shareholder Report - December 31, 2024 (unaudited)

Ticker: NTSX

NTSX - 122024

WisdomTree U.S. High Yield Corporate Bond Fund

Ticker: QHY

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - December 31, 2024

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. High Yield Corporate Bond Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. High Yield Corporate Bond Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$216,925,186
  # of Portfolio Holdings480
  Portfolio Turnover Rate61%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

CommScope LLC, 6.00%, due 3/1/2026	0.5%
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/2027	0.5%
United Airlines, Inc., 4.63%, due 4/15/2029	0.5%
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, due 8/15/2027	0.5%
Noble Finance II LLC, 8.00%, due 4/15/2030	0.5%
United Rentals North America, Inc., 3.88%, due 2/15/2031	0.5%
DaVita, Inc., 4.63%, due 6/1/2030	0.5%
Tenneco, Inc., 8.00%, due 11/17/2028	0.5%
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, due 2/15/2032	0.5%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, due 1/15/2030	0.5%

Sector Breakdown (% of Net Assets)

Consumer Discretionary	19.9%
Communication Services	16.7%
Energy	15.5%
Industrials	10.9%
Financials	10.6%
Health Care	6.4%
Consumer Staples	5.1%
Real Estate	3.9%
Utilities	3.1%
Information Technology	3.0%
Other Sectors	2.9%
Other Assets and Liabilities (Net)	2.0%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. High Yield Corporate Bond Fund

Semi-Annual Shareholder Report - December 31, 2024 (unaudited)

Ticker: QHY

QHY - 122024

WisdomTree U.S. Short-Term Corporate Bond Fund

Ticker: QSIG

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - December 31, 2024

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. Short-Term Corporate Bond Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Short-Term Corporate Bond Fund	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$43,263,102
  # of Portfolio Holdings373
  Portfolio Turnover Rate27%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 4.13%, due 10/31/2029	1.4%
Citigroup, Inc., 4.45%, due 9/29/2027	1.1%
Citigroup, Inc., 3.20%, due 10/21/2026	0.9%
Bank of America Corp., 3.71%, due 4/24/2028	0.8%
VMware LLC, 1.40%, due 8/15/2026	0.7%
JPMorgan Chase & Co., 3.96%, due 1/29/2027	0.7%
Wells Fargo & Co., 4.30%, due 7/22/2027	0.7%
Goldman Sachs Group, Inc., 2.64%, due 2/24/2028	0.7%
CVS Health Corp., 4.30%, due 3/25/2028	0.7%
Wells Fargo & Co., 3.53%, due 3/24/2028	0.7%

Sector Breakdown (% of Net Assets)

Financials	39.9%
Health Care	11.1%
Information Technology	10.1%
Industrials	8.4%
Energy	6.2%
Utilities	5.4%
Consumer Discretionary	5.3%
Consumer Staples	4.2%
Communication Services	2.1%
Real Estate	1.8%
Other Sectors	3.2%
Other Assets and Liabilities (Net)	2.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Short-Term Corporate Bond Fund

Semi-Annual Shareholder Report - December 31, 2024 (unaudited)

Ticker: QSIG

QSIG - 122024

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period (i.e., December 31, 2024) is included under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements, including the financial highlights, are attached herewith.

WisdomTree Trust

Semi-Annual Financial Statements and Other Information

December 31, 2024 (unaudited)

International Equity ETFs:

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Emerging Markets ex-China Fund (XC)

Fixed Income ETFs:

WisdomTree U.S. Corporate Bond Fund (QIG)

WisdomTree U.S. High Yield Corporate Bond Fund (QHY)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

Efficient Core ETFs:

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

WisdomTree International Efficient Core Fund (NTSI)

WisdomTree U.S. Efficient Core Fund (NTSX)

Megatrends ETFs:

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

WisdomTree BioRevolution Fund (WDNA)

WisdomTree Cloud Computing Fund (WCLD)

WisdomTree Cybersecurity Fund (WCBR)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

(This page intentionally left blank.)

Schedule of Investments (unaudited) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) December 31, 2024
Investments	Shares	Value
COMMON STOCKS – 99.2%
Australia – 7.9%
Accent Group Ltd.	30,004	$43,470
AGL Energy Ltd.	22,058	154,190
ALS Ltd.	7,196	67,187
Ampol Ltd.	5,755	100,447
Ansell Ltd.	3,085	64,599
ANZ Group Holdings Ltd.	49,218	869,709
APA Group	62,341	269,031
ARB Corp. Ltd.	1,735	43,624
Aristocrat Leisure Ltd.	5,326	225,424
Aurizon Holdings Ltd.	47,408	95,396
Australian Clinical Labs Ltd.	18,624	39,667
Bank of Queensland Ltd.	229	950
Bendigo & Adelaide Bank Ltd.	6,041	48,998
BHP Group Ltd.	97,328	2,383,309
BlueScope Steel Ltd.	8,326	96,348
Brambles Ltd.	24,673	293,916
Breville Group Ltd.	2,315	50,711
Brickworks Ltd.	4,477	71,100
CAR Group Ltd.	4,416	98,512
Centuria Capital Group	38,063	41,831
Challenger Ltd.	119	443
Champion Iron Ltd.	14,231	50,664
Charter Hall Group	13,776	122,397
Cleanaway Waste Management Ltd.	43,408	71,222
Cochlear Ltd.	404	72,510
Coles Group Ltd.	28,872	337,680
Commonwealth Bank of Australia	19,871	1,885,455
Computershare Ltd.	10,382	218,231
Corporate Travel Management Ltd.	7,238	59,379
Cromwell Property Group	156,578	36,839
Dalrymple Bay Infrastructure Ltd.	44,079	98,249
Dexus	20,514	84,590
Dicker Data Ltd.	9,798	51,079
Domino’s Pizza Enterprises Ltd.	2,038	37,148
Downer EDI Ltd.	11,988	38,967
Endeavour Group Ltd.	42,340	110,102
Evolution Mining Ltd.	17,734	52,814
EVT Ltd.	6,327	44,580
Flight Centre Travel Group Ltd.	5,336	55,107
Fortescue Ltd.	121,414	1,371,916
Glencore PLC	111,464	493,338
Goodman Group	10,722	236,597
GPT Group	61,340	165,967
Growthpoint Properties Australia Ltd.	32,783	48,308
Hansen Technologies Ltd.	17,852	59,134
Harvey Norman Holdings Ltd.	31,212	90,247
Helia Group Ltd.	10,328	28,584
Helloworld Travel Ltd.	31,624	38,279
IDP Education Ltd.	6,188	48,389
Iluka Resources Ltd.	9,448	29,541
Investments	Shares	Value
Incitec Pivot Ltd.	23,890	$43,339
Inghams Group Ltd.	30,253	59,565
Insurance Australia Group Ltd.	18,182	95,238
IPH Ltd.	9,014	28,073
IVE Group Ltd.	36,682	47,694
JB Hi-Fi Ltd.	4,122	236,532
Jumbo Interactive Ltd.	6,088	52,470
Lottery Corp. Ltd.	47,120	144,121
Lovisa Holdings Ltd.	3,613	67,468
Macquarie Group Ltd.	3,195	438,465
Medibank Pvt Ltd.	551	1,293
Metcash Ltd.	29,961	57,506
Mirvac Group	87,491	101,569
Monadelphous Group Ltd.	6,672	57,834
MyState Ltd.	91	251
National Australia Bank Ltd.	40,014	919,140
New Hope Corp. Ltd.	37,173	114,158
nib holdings Ltd.	2	7
Nick Scali Ltd.	6,003	55,789
Northern Star Resources Ltd.	11,726	112,097
NRW Holdings Ltd.	23,190	55,135
Orica Ltd.	7,764	79,701
Origin Energy Ltd.	57,757	389,787
Orora Ltd.	34,261	52,183
Premier Investments Ltd.	4,328	86,098
QBE Insurance Group Ltd.	9,532	113,313
Qube Holdings Ltd.	28,023	68,881
Ramelius Resources Ltd.	36,787	47,148
Ramsay Health Care Ltd.	1,575	33,682
REA Group Ltd.	1,000	144,454
Reece Ltd.	4,688	64,960
Rio Tinto Ltd.	7,496	545,149
Rio Tinto PLC	32,719	1,935,357
Santos Ltd.	81,617	337,562
Scentre Group	137,415	291,826
SEEK Ltd.	4,659	65,106
SGH Ltd.	3,462	98,837
Sigma Healthcare Ltd.	30,390	49,298
SmartGroup Corp. Ltd.	8,399	40,406
Sonic Healthcare Ltd.	9,303	155,576
Stanmore Resources Ltd.	32,542	60,647
Steadfast Group Ltd.	203	729
Stockland	64,460	191,570
Suncorp Group Ltd.	12,431	146,313
Super Retail Group Ltd.	9,398	88,329
Telstra Group Ltd.	326,915	811,662
TPG Telecom Ltd.	39,128	108,775
Transurban Group	59,007	489,193
Ventia Services Group Pty. Ltd.	39,247	87,479
Vicinity Ltd.	129,652	168,576
Viva Energy Group Ltd.(a)	59,417	96,753
Waypoint REIT Ltd.	45,529	65,681

See Notes to Financial Statements.

WisdomTree Trust    1

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) December 31, 2024
Investments	Shares	Value
Wesfarmers Ltd.	20,594	$912,063
Westpac Banking Corp.	50,405	1,008,651
Whitehaven Coal Ltd.	17,800	68,329
WiseTech Global Ltd.	1,221	91,519
Woolworths Group Ltd.	15,519	292,966
Worley Ltd.	10,803	91,635
Total Australia		23,164,113
Austria – 0.6%
ANDRITZ AG	2,640	133,898
BAWAG Group AG(a)	1,756	147,558
CA Immobilien Anlagen AG	2,059	49,720
Erste Group Bank AG	10,240	632,606
Kontron AG	2,473	49,833
Mondi PLC	9,269	138,373
Oesterreichische Post AG	2,825	84,248
Schoeller-Bleckmann Oilfield Equipment AG	1,776	54,804
Telekom Austria AG	16,780	138,311
UNIQA Insurance Group AG	171	1,386
Verbund AG	3,080	223,254
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,782	56,004
voestalpine AG	2,690	51,058
Wienerberger AG	2,649	73,459
Total Austria		1,834,512
Belgium – 0.9%
Ackermans & van Haaren NV	301	59,376
Aedifica SA	1,078	62,734
Ageas SA	4,725	229,469
Anheuser-Busch InBev SA	9,336	466,454
Azelis Group NV	2,470	48,596
Barco NV	4,497	48,802
Bekaert SA	2,221	76,953
Cofinimmo SA	1,656	95,342
Colruyt Group NV	2,876	107,926
D’ieteren Group	684	113,821
Elia Group SA	706	54,391
KBC Group NV	7,569	584,222
Melexis NV	1,248	73,015
Shurgard Self Storage Ltd.	856	31,777
Solvay SA	4,641	149,747
Syensqo SA	1,027	75,038
Tessenderlo Group SA	24	470
UCB SA	1,326	263,905
Warehouses De Pauw CVA	3,992	78,541
Xior Student Housing NV	1,717	52,716
Total Belgium		2,673,295
Brazil – 0.0%
Yara International ASA	2,012	53,288
Chile – 0.1%
Antofagasta PLC	10,401	207,117
Investments	Shares	Value
China – 0.6%
BOC Hong Kong Holdings Ltd.	270,000	$867,217
Health & Happiness H&H International Holdings Ltd.	26,500	30,191
Kerry Logistics Network Ltd.	41,000	36,313
Prosus NV	7,344	291,641
Shangri-La Asia Ltd.	84,000	57,313
VSTECS Holdings Ltd.	92,000	61,586
Wilmar International Ltd.	135,200	307,228
Total China		1,651,489
Denmark – 1.0%
Alm Brand AS	20,877	40,672
Carlsberg AS, Class B	1,031	98,782
Coloplast AS, Class B	2,219	242,249
Danske Bank AS	12,367	349,805
Dfds AS	3,093	57,337
DSV AS	697	147,983
H Lundbeck AS	12,359	70,911
ISS AS	2,356	42,955
Novo Nordisk AS, Class B	16,688	1,446,435
Novonesis (Novozymes) B, Class B	2,534	143,456
Pandora AS	1,036	189,460
Rockwool AS, Class B	156	55,281
Spar Nord Bank AS	1,182	33,811
Sydbank AS	774	40,841
Tryg AS	1,708	35,931
Total Denmark		2,995,909
Faroe Islands – 0.0%
Bakkafrost P/F	899	50,185
Finland – 1.6%
Aktia Bank OYJ	44	420
Anora Group OYJ	11,379	33,464
Cargotec OYJ, Class B	933	49,349
Elisa OYJ	4,812	208,282
Fortum OYJ	27,016	378,083
Huhtamaki OYJ	2,528	89,475
Kemira OYJ	3,875	78,325
Kesko OYJ, Class B	7,290	137,237
Kone OYJ, Class B	7,962	387,499
Konecranes OYJ	2,110	133,716
Lassila & Tikanoja OYJ	5,642	45,979
Metso OYJ	16,880	156,964
Nokia OYJ	70,293	311,134
Nokian Renkaat OYJ	6,715	51,080
Nordea Bank Abp	147,255	1,601,067
Orion OYJ, Class B	1,949	86,338
Outokumpu OYJ	26,598	80,010
Puuilo OYJ	5,431	57,475
Sampo OYJ, Class A	93	3,792
Sanoma OYJ	9,372	74,435
Talenom OYJ	8,717	36,647

See Notes to Financial Statements.

2    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) December 31, 2024
Investments	Shares	Value
TietoEVRY OYJ	5,164	$91,011
Tokmanni Group Corp.	5,184	65,007
UPM-Kymmene OYJ	11,263	309,765
Valmet OYJ	5,008	120,984
Wartsila OYJ Abp	6,187	109,618
Total Finland		4,697,156
France – 9.5%
Accor SA	3,012	146,714
Aeroports de Paris SA	1,603	185,412
Air Liquide SA	5,726	930,422
Airbus SE	4,242	679,885
Alten SA	366	29,959
Amundi SA(a)	1,418	94,267
Antin Infrastructure Partners SA	58	663
Arkema SA	1,552	118,202
AXA SA	62,053	2,205,262
BioMerieux	690	73,950
Bollore SE	21,568	132,662
Bouygues SA	10,103	298,576
Bureau Veritas SA	8,887	270,001
Capgemini SE	1,316	215,514
Carrefour SA	16,274	231,374
Cie de Saint-Gobain SA	7,193	638,324
Cie des Alpes	3,472	54,504
Cie Generale des Etablissements Michelin SCA	14,860	489,323
Coface SA	5,633	83,878
Covivio SA	2,951	148,999
Credit Agricole SA	108,526	1,493,513
Danone SA	10,807	728,735
Dassault Aviation SA	750	153,150
Dassault Systemes SE	4,687	162,589
Edenred SE	10	329
Eiffage SA	1,421	124,661
Elis SA	4,137	80,965
Engie SA	132,792	2,105,219
EssilorLuxottica SA	3,293	803,373
Etablissements Maurel & Prom SA	9,094	53,488
Forvia SE	8,848	79,527
Gaztransport & Technigaz SA	1,166	155,271
Gecina SA	798	74,741
Getlink SE	12,389	197,628
Hermes International SCA	333	800,676
Imerys SA	2,321	67,776
Interparfums SA	1,171	49,473
Ipsen SA	683	78,292
IPSOS SA	1,453	69,090
Klepierre SA	9,513	273,850
La Francaise des Jeux SAEM(a)	6,047	233,059
Legrand SA	2,940	286,293
L’Oreal SA	3,807	1,347,624
LVMH Moet Hennessy Louis Vuitton SE	4,260	2,803,337
Manitou BF SA	3,129	54,369
Investments	Shares	Value
Mersen SA	2,256	$48,123
Metropole Television SA	9,349	108,813
Nexans SA	743	80,169
Opmobility	7,071	73,440
Orange SA	71,546	713,299
Pernod Ricard SA	3,453	389,738
Publicis Groupe SA	4,640	494,886
Renault SA	6,333	308,545
Rexel SA	9,113	232,138
Rubis SCA	5,275	130,439
Safran SA	2,669	586,191
SEB SA	891	80,730
Societe BIC SA	1,594	105,307
Societe Generale SA	270	7,594
Sopra Steria Group	371	65,693
SPIE SA	2,982	92,759
Technip Energies NV	2,843	75,659
Thales SA	1,711	245,652
TotalEnergies SE	51,057	2,821,647
Valeo SE	10,369	99,984
Veolia Environnement SA	14,189	398,319
Verallia SA(a)	4,847	121,863
Vicat SACA	2,023	76,775
Vinci SA	10,508	1,085,274
Wendel SE	8	770
Total France		27,748,726
Georgia – 0.0%
Bank of Georgia Group PLC	861	50,789
TBC Bank Group PLC	28	1,094
Total Georgia		51,883
Germany – 6.2%
7C Solarparken AG	30,457	59,923
adidas AG	488	119,661
AIXTRON SE	2,792	44,003
Allianz SE, Registered Shares	8,609	2,637,836
Aurubis AG(b)	634	50,354
Bechtle AG	1,989	64,054
Beiersdorf AG	644	82,691
Bilfinger SE	985	47,173
Brenntag SE	2,204	132,096
Cancom SE	1,736	41,777
Commerzbank AG	6,517	106,118
Continental AG	3,068	205,928
CTS Eventim AG & Co. KGaA	1,233	104,248
Daimler Truck Holding AG	17,205	656,511
Dermapharm Holding SE	772	31,097
Deutsche Bank AG, Registered Shares	12,329	212,438
Deutsche Boerse AG	715	164,661
Deutsche Lufthansa AG, Registered Shares	23,270	148,817
Deutsche Post AG, Registered Shares	23,596	830,256
Deutsche Telekom AG, Registered Shares	87,257	2,610,345

See Notes to Financial Statements.

WisdomTree Trust    3

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) December 31, 2024
Investments	Shares	Value
DWS Group GmbH & Co. KGaA(a)	2,692	$110,945
E.ON SE	66,076	769,402
Evonik Industries AG	14,298	247,697
Fielmann Group AG	1,327	56,888
Freenet AG	4,582	130,668
GEA Group AG	2,397	118,694
Gerresheimer AG	415	30,511
Hannover Rueck SE	1,449	362,206
Heidelberg Materials AG	3,514	434,103
Henkel AG & Co. KGaA	3,506	270,106
HochTief AG	1,856	249,269
Hugo Boss AG	1,548	71,780
Indus Holding AG	1,960	41,200
KION Group AG	1,539	50,773
Knorr-Bremse AG	1,943	141,543
Krones AG	285	35,414
Lanxess AG	577	14,089
LEG Immobilien SE	930	78,775
Merck KGaA	874	126,613
MTU Aero Engines AG	367	122,369
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	1,600	807,027
RENK Group AG*	1,854	35,198
Rheinmetall AG	241	153,377
RWE AG	9,222	275,309
SAF-Holland SE	2,866	43,863
SAP SE	6,058	1,482,324
Siemens AG, Registered Shares	9,247	1,805,513
Siemens Healthineers AG(a)	7,927	420,270
Sirius Real Estate Ltd.	86,192	84,738
Sixt SE	928	75,530
Softwareone Holding AG	3,707	24,952
Stroeer SE & Co. KGaA	1,581	75,406
Suedzucker AG	11,844	127,305
Symrise AG	706	75,044
Talanx AG	3,295	280,294
Traton SE	9,873	285,747
Vonovia SE	12,068	366,395
Wacker Neuson SE	5,494	83,287
Total Germany		18,314,611
Hong Kong – 2.7%
AIA Group Ltd.	69,000	500,093
Bank of East Asia Ltd.	949	1,205
Cafe de Coral Holdings Ltd.	78,000	78,422
Cathay Pacific Airways Ltd.(b)	304,000	373,349
CK Asset Holdings Ltd.	87,000	357,276
CK Infrastructure Holdings Ltd.	50,000	371,720
CLP Holdings Ltd.	68,000	571,631
Dah Sing Banking Group Ltd.	49,600	52,359
DFI Retail Group Holdings Ltd., Registered Shares	37,600	86,856
Hang Lung Group Ltd.	85,000	114,457
Hang Seng Bank Ltd.	19,200	236,170
Investments	Shares	Value
HKT Trust & HKT Ltd.	258,000	$318,849
Hong Kong & China Gas Co. Ltd.	421,816	337,216
Hong Kong Exchanges & Clearing Ltd.	5,059	191,993
Hongkong Land Holdings Ltd.	49,700	221,165
Hutchison Telecommunications Hong Kong Holdings Ltd.	808,000	95,696
Jardine Matheson Holdings Ltd.	7,100	290,887
Johnson Electric Holdings Ltd.	42,000	58,934
Link REIT	64,931	274,588
Luk Fook Holdings International Ltd.	38,000	70,150
Man Wah Holdings Ltd.	102,800	63,655
MTR Corp. Ltd.	108,143	377,278
Nissin Foods Co. Ltd.	120,000	92,688
NWS Holdings Ltd.	148,000	147,467
Pacific Basin Shipping Ltd.	185,000	39,058
PCCW Ltd.	279,000	162,344
Power Assets Holdings Ltd.	50,000	348,869
Prudential PLC	237	1,891
SmarTone Telecommunications Holdings Ltd.	174,500	92,777
Stella International Holdings Ltd.	59,500	125,006
Sun Hung Kai Properties Ltd.	45,500	437,255
SUNeVision Holdings Ltd.	98,000	53,870
Swire Pacific Ltd., Class B	95,000	136,973
Swire Pacific Ltd., Class A	22,000	199,525
Tam Jai International Co. Ltd.	188,000	18,878
Techtronic Industries Co. Ltd.	17,000	224,319
United Laboratories International Holdings Ltd.	90,000	143,204
VTech Holdings Ltd.	16,700	113,513
WH Group Ltd.(a)	277,500	214,699
Wharf Real Estate Investment Co. Ltd.	78,000	199,419
Yue Yuen Industrial Holdings Ltd.	51,000	114,239
Total Hong Kong		7,909,943
Indonesia – 0.1%
Bumitama Agri Ltd.	145,500	93,324
First Pacific Co. Ltd.	158,000	91,733
First Resources Ltd.	71,500	78,093
Nickel Industries Ltd.	127,331	65,041
Total Indonesia		328,191
Ireland – 0.2%
AIB Group PLC	19,373	106,924
Bank of Ireland Group PLC	127	1,158
C&C Group PLC	27,406	50,112
Cairn Homes PLC	20,549	49,472
Dalata Hotel Group PLC	10,886	52,642
Glanbia PLC	4,263	58,843
Kerry Group PLC, Class A	1,506	145,420
Kingspan Group PLC	924	67,407
Total Ireland		531,978
Israel – 0.6%
Amot Investments Ltd.	10,699	60,606
Azrieli Group Ltd.	1,911	157,814
See Notes to Financial Statements.

4    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) December 31, 2024
Investments	Shares	Value
Bank Hapoalim BM	8,525	$102,993
Bank Leumi Le-Israel BM	8,650	102,913
Bezeq The Israeli Telecommunication Corp. Ltd.	77,854	110,895
Camtek Ltd.	527	43,101
Delek Group Ltd.^	1	94
Energix-Renewable Energies Ltd.	15,257	52,341
FIBI Holdings Ltd.	26	1,331
First International Bank of Israel Ltd.	48	2,363
Fox Wizel Ltd.	799	65,566
Gav-Yam Lands Corp. Ltd.	113	885
Harel Insurance Investments & Financial Services Ltd.	66	913
ICL Group Ltd.	22,784	112,555
Israel Discount Bank Ltd., Class A	437	2,989
Isramco Negev 2 LP	101,820	53,011
Matrix IT Ltd.	1,303	30,576
Mediterranean Towers Ltd.	35,727	98,445
Mega Or Holdings Ltd.(b)	4,375	139,043
Mivne Real Estate KD Ltd.	177	529
Mizrahi Tefahot Bank Ltd.	60	2,595
Newmed Energy LP	38,840	118,748
Oil Refineries Ltd.	297,884	76,849
One Software Technologies Ltd.	5,196	97,556
Phoenix Financial Ltd.	78	1,138
Plus500 Ltd.	1,815	61,556
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,478	100,274
Ratio Energies Finance LP	55,716	52,128
Sisram Medical Ltd.(a)	94,400	45,936
Strauss Group Ltd.	5,289	100,100
Total Israel		1,795,843
Italy – 4.8%
A2A SpA	89,694	199,224
ACEA SpA	5,793	112,055
Alerion Cleanpower SpA	2,804	46,457
Anima Holding SpA(a)	4,549	31,231
Arnoldo Mondadori Editore SpA	20,656	45,345
Azimut Holding SpA	2,643	65,657
Banca Generali SpA	2,136	99,223
Banca Mediolanum SpA	17,991	214,055
Banca Popolare di Sondrio SpA	15,910	134,105
Banco BPM SpA	31,155	252,023
BPER Banca SpA	21,007	133,431
Brembo NV	2,287	21,534
Brunello Cucinelli SpA	607	66,249
Buzzi SpA	2,071	76,302
Coca-Cola HBC AG	6,441	220,382
Credito Emiliano SpA	7,269	81,894
De’ Longhi SpA	1,063	33,154
DiaSorin SpA	56	5,773
Enav SpA(a)	24,399	103,031
Enel SpA	356,380	2,541,151
Investments	Shares	Value
Eni SpA	81,972	$1,111,106
ERG SpA	4,573	93,049
Ferrari NV	670	286,117
Ferretti SpA	13,293	38,748
FinecoBank Banca Fineco SpA	3,037	52,801
Generali	25,102	708,832
Hera SpA	31,484	111,889
Infrastrutture Wireless Italiane SpA(a)	19,732	200,545
Intesa Sanpaolo SpA	667,253	2,669,103
Iren SpA	44,139	87,710
Italgas SpA	30,926	173,249
Leonardo SpA	4,373	117,417
Maire SpA	6,484	55,459
MARR SpA(b)	4,422	46,065
Mediobanca Banca di Credito Finanziario SpA	20,004	291,552
MFE-MediaForEurope NV, Class A	16,631	50,803
Moncler SpA	2,514	132,714
Piaggio & C SpA	27,613	62,333
Poste Italiane SpA(a)	29,457	415,447
PRADA SpA	24,400	188,938
Prysmian SpA	2,932	187,205
RAI Way SpA(a)	9,470	53,934
Recordati Industria Chimica & Farmaceutica SpA	2,492	130,572
Rizzoli Corriere Della Sera Mediagroup SpA	69,131	63,568
Snam SpA	82,787	366,650
Technogym SpA(a)	9,709	105,061
Terna – Rete Elettrica Nazionale	22,051	173,994
UniCredit SpA	34,592	1,379,966
Unipol Gruppo SpA	14,038	174,872
Zignago Vetro SpA(b)	52	506
Total Italy		14,012,481
Japan – 21.4%
ABC-Mart, Inc.	4,500	91,369
ADEKA Corp.	3,400	61,278
Advan Group Co. Ltd.	8,900	55,214
Advantest Corp.	2,500	146,316
Aeon Co. Ltd.	4,100	96,395
Aeon Hokkaido Corp.	7,600	42,846
Aeon Mall Co. Ltd.	4,300	55,679
Aica Kogyo Co. Ltd.	1,300	27,314
Aida Engineering Ltd.	17,200	89,086
Air Water, Inc.	5,400	65,851
Airport Facilities Co. Ltd.	15,800	57,908
AIT Corp.	6,600	72,148
Ajinomoto Co., Inc.	2,900	119,056
Alfresa Holdings Corp.	5,700	78,486
Alinco, Inc.	8,500	57,384
Alps Alpine Co. Ltd.	4,500	46,171
Amada Co. Ltd.	9,100	88,997
Amano Corp.	3,300	89,996
ANA Holdings, Inc.	3,700	67,462
Anritsu Corp.	6,600	59,214

See Notes to Financial Statements.

WisdomTree Trust    5

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) December 31, 2024
Investments	Shares	Value
Aoyama Trading Co. Ltd.	5,300	$76,215
Arcs Co. Ltd.	4,100	67,933
Asahi Diamond Industrial Co. Ltd.	9,600	50,456
Asahi Group Holdings Ltd.	17,500	184,509
Asahi Intecc Co. Ltd.	2,600	42,616
Asahi Kasei Corp.	16,492	114,644
Asanuma Corp.	16,600	70,557
Asics Corp.	5,600	110,817
Autobacs Seven Co. Ltd.	200	1,868
Axial Retailing, Inc.	13,100	76,686
Azbil Corp.	6,600	51,549
AZ-COM MARUWA Holdings, Inc.	8,000	56,503
Bandai Namco Holdings, Inc.	6,500	156,296
BayCurrent, Inc.	1,500	50,776
Belluna Co. Ltd.	12,200	60,395
BIPROGY, Inc.	1,800	54,575
Bridgestone Corp.	9,100	309,201
Brother Industries Ltd.	4,500	77,238
Business Brain Showa-Ota, Inc.	5,700	77,688
Canon Marketing Japan, Inc.	3,000	98,689
Canon, Inc.	17,800	584,537
Capcom Co. Ltd.	3,900	86,209
Casio Computer Co. Ltd.	9,600	80,112
Cawachi Ltd.	3,700	60,270
Charm Care Corp. KK	5,300	44,549
Chubu Electric Power Co., Inc.	11,000	115,872
Chugai Pharmaceutical Co. Ltd.	9,800	436,435
Chugoku Electric Power Co., Inc.	6,400	37,135
Citizen Watch Co. Ltd.	9,400	55,864
Cleanup Corp.	10,800	44,805
Coca-Cola Bottlers Japan Holdings, Inc.	4,300	68,320
COMSYS Holdings Corp.	4,100	84,525
Concordia Financial Group Ltd.	200	1,109
Cosmo Energy Holdings Co. Ltd.	2,100	92,587
Create SD Holdings Co. Ltd.	2,600	46,521
CyberAgent, Inc.	6,800	47,422
Dai Nippon Printing Co. Ltd.	3,100	43,780
Dai Nippon Toryo Co. Ltd.	7,700	56,883
Daicel Corp.	6,100	54,592
Daido Steel Co. Ltd.	7,100	53,670
Daifuku Co. Ltd.	3,700	77,692
Dai-ichi Life Holdings, Inc.	7,600	204,798
Daiichi Sankyo Co. Ltd.	10,200	282,454
Daiichikosho Co. Ltd.	5,600	65,635
Daiki Aluminium Industry Co. Ltd.	10,100	68,250
Daikin Industries Ltd.	2,200	261,212
Daikyonishikawa Corp.	18,200	74,695
Daio Paper Corp.	8,000	42,352
Daito Trust Construction Co. Ltd.	1,400	156,560
Daiwa House Industry Co. Ltd.	9,400	290,565
Daiwa Securities Group, Inc.	12,200	81,354
Denka Co. Ltd.	3,500	49,696
Investments	Shares	Value
DIC Corp.	3,800	$81,822
Dip Corp.	2,900	46,205
Disco Corp.	600	163,133
DMG Mori Co. Ltd.	4,200	67,960
Doutor Nichires Holdings Co. Ltd.	3,400	50,602
DTS Corp.	3,000	80,078
East Japan Railway Co.	7,500	133,383
Ebara Corp.	6,600	103,330
Electric Power Development Co. Ltd.	5,500	90,010
EM Systems Co. Ltd.	9,600	47,768
ENEOS Holdings, Inc.	39,000	205,050
ES-Con Japan Ltd.	9,200	57,076
Exedy Corp.	5,800	162,382
EXEO Group, Inc.	9,000	99,186
Fast Retailing Co. Ltd.	1,100	376,699
France Bed Holdings Co. Ltd.	5,500	45,705
Fuji Corp. Ltd.	8,400	42,706
Fuji Electric Co. Ltd.	1,500	81,681
Fuji Kyuko Co. Ltd.	4,100	58,359
Fujicco Co. Ltd.	9,000	96,838
FUJIFILM Holdings Corp.	8,800	185,284
Fujikura Composites, Inc.	5,400	54,941
Fujikura Ltd.	4,100	170,825
Fujimi, Inc.	2,900	44,452
Fujitsu General Ltd.	3,200	47,381
Fujitsu Ltd.	11,700	208,413
Fujiya Co. Ltd.	4,300	72,259
Fukui Computer Holdings, Inc.	3,600	70,094
FULLCAST Holdings Co. Ltd.	4,900	46,238
Funai Soken Holdings, Inc.	4,000	60,830
Futaba Industrial Co. Ltd.	9,700	44,562
Gecoss Corp.	8,600	55,816
GLOBERIDE, Inc.	3,600	44,256
Glory Ltd.	3,900	64,396
Godo Steel Ltd.	2,000	50,522
Goldwin, Inc.	900	50,652
Grandy House Corp.	13,800	50,314
G-Tekt Corp.	5,300	59,252
Gunma Bank Ltd.	10,600	71,899
Gunze Ltd.	1,700	59,061
Hagiwara Electric Holdings Co. Ltd.	2,300	50,197
Hakuhodo DY Holdings, Inc.	7,800	59,483
Hakuto Co. Ltd.	2,100	58,860
Hankyu Hanshin Holdings, Inc.	2,300	60,251
Harima Chemicals Group, Inc.	9,000	50,452
Haseko Corp.	7,400	95,725
Hazama Ando Corp.	7,700	58,304
Heiwado Co. Ltd.	3,200	46,709
Hirogin Holdings, Inc.	16,100	119,193
Hitachi Construction Machinery Co. Ltd.	4,200	93,990
Hitachi Ltd.	29,600	741,507
Hokkaido Gas Co. Ltd.	10,700	37,991

See Notes to Financial Statements.

6    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) December 31, 2024
Investments	Shares	Value
Hokuto Corp.	5,100	$58,477
Honda Motor Co. Ltd.	109,100	1,065,592
Hoosiers Holdings Co. Ltd.	7,400	49,110
Horiba Ltd.	1,000	58,234
Hoshizaki Corp.	1,400	55,800
House Foods Group, Inc.	3,100	57,124
Hoya Corp.	1,000	126,082
HU Group Holdings, Inc.	3,700	60,246
Hulic Co. Ltd.	8,500	74,096
Hyakujushi Bank Ltd.	1,500	31,258
Ichibanya Co. Ltd.	8,900	57,989
Idemitsu Kosan Co. Ltd.	18,800	123,870
IHI Corp.	2,300	136,264
Inaba Denki Sangyo Co. Ltd.	6,300	157,019
Innotech Corp.	6,600	58,248
Inpex Corp.	17,800	223,180
Internet Initiative Japan, Inc.	2,400	45,592
Isetan Mitsukoshi Holdings Ltd.	4,400	77,062
Ishihara Sangyo Kaisha Ltd.	5,500	53,894
Isuzu Motors Ltd.	13,800	189,535
Ito En Ltd.	2,800	63,052
ITOCHU Corp.	16,200	807,320
Itochu Enex Co. Ltd.	4,400	45,887
Itoham Yonekyu Holdings, Inc.	3,160	79,623
J Front Retailing Co. Ltd.	5,300	71,747
JAC Recruitment Co. Ltd.	11,200	50,242
Japan Airlines Co. Ltd.	8,800	139,565
Japan Airport Terminal Co. Ltd.	1,400	44,541
Japan Exchange Group, Inc.	5,200	58,565
Japan Lifeline Co. Ltd.	6,200	54,402
Japan Tobacco, Inc.	46,100	1,196,793
Japan Wool Textile Co. Ltd.	5,400	44,805
JCU Corp.	2,400	58,717
JDC Corp.	14,600	48,215
JFE Holdings, Inc.	16,900	191,356
JSP Corp.	4,700	65,255
JTEKT Corp.	7,100	53,286
Kagome Co. Ltd.	2,400	45,416
Kakaku.com, Inc.	4,600	70,832
Kameda Seika Co. Ltd.	2,100	55,787
Kamigumi Co. Ltd.	2,500	54,467
Kaneka Corp.	2,400	57,328
Kanematsu Corp.	5,200	87,119
Kansai Electric Power Co., Inc.	10,815	120,667
Kansai Paint Co. Ltd.	2,500	35,998
Kao Corp.	4,400	178,844
Kawasaki Heavy Industries Ltd.	2,100	97,277
KDDI Corp.	25,600	821,298
Keihan Holdings Co. Ltd.	4,000	84,245
Keikyu Corp.	7,700	63,889
Keio Corp.	3,500	85,518
Keisei Electric Railway Co. Ltd.	5,700	51,447
Investments	Shares	Value
Kewpie Corp.	1,900	$40,548
Keyence Corp.	730	300,203
KH Neochem Co. Ltd.	6,100	79,064
Kikkoman Corp.	8,300	93,082
Kintetsu Group Holdings Co. Ltd.	2,000	42,123
Kirin Holdings Co. Ltd.	8,000	104,301
Ki-Star Real Estate Co. Ltd.	1,700	46,675
Kobayashi Pharmaceutical Co. Ltd.	1,400	55,498
Kobe Steel Ltd.	11,700	117,551
Koei Tecmo Holdings Co. Ltd.	8,500	100,409
Kokuyo Co. Ltd.	4,800	85,426
Komatsu Ltd.	19,400	536,969
Konami Group Corp.	1,200	113,006
Kose Corp.	1,600	73,087
Krosaki Harima Corp.	3,100	50,398
K’s Holdings Corp.	5,700	51,066
KU Holdings Co. Ltd.	6,400	45,243
Kubota Corp.	8,700	101,803
Kumiai Chemical Industry Co. Ltd.	9,300	44,500
Kuraray Co. Ltd.	6,000	87,064
Kureha Corp.	2,500	45,734
KYB Corp.	4,600	86,023
Kyoei Steel Ltd.	5,100	59,580
Kyokuto Boeki Kaisha Ltd.	6,300	64,419
Kyorin Pharmaceutical Co. Ltd.	10,300	98,635
Kyowa Kirin Co. Ltd.	4,900	74,064
Kyudenko Corp.	2,200	72,428
Kyushu Electric Power Co., Inc.	11,300	101,596
Kyushu Railway Co.	3,900	95,043
Lasertec Corp.	900	86,959
Life Corp.	2,300	51,441
Lintec Corp.	4,400	85,811
Lixil Corp.	9,300	102,107
LY Corp.	43,900	117,152
Macnica Holdings, Inc.	5,600	65,760
Makita Corp.	2,200	67,795
Mandom Corp.	9,400	76,738
Mani, Inc.	5,100	58,671
Marubeni Corp.	30,000	456,700
Maruha Nichiro Corp.	2,800	54,108
Marvelous, Inc.	26,800	99,758
Matching Service Japan Co. Ltd.	6,900	48,339
MatsukiyoCocokara & Co.	5,600	82,133
Max Co. Ltd.	2,400	53,754
Mazda Motor Corp.	20,200	139,264
Mebuki Financial Group, Inc.	6,100	24,930
Medipal Holdings Corp.	4,300	65,132
MEIJI Holdings Co. Ltd.	3,600	73,324
MEITEC Group Holdings, Inc.	4,100	77,351
Meiwa Corp.	19,500	80,650
Milbon Co. Ltd.	2,800	62,446
Mirarth Holdings, Inc.	18,700	61,397

See Notes to Financial Statements.

WisdomTree Trust    7

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) December 31, 2024
Investments	Shares	Value
Miroku Jyoho Service Co. Ltd.	4,700	$59,184
MISUMI Group, Inc.	3,000	46,863
Mitsubishi Chemical Group Corp.	18,100	92,101
Mitsubishi Corp.	58,700	972,606
Mitsubishi Electric Corp.	20,300	347,074
Mitsubishi Estate Co. Ltd.	10,300	144,217
Mitsubishi Gas Chemical Co., Inc.	4,100	73,816
Mitsubishi Heavy Industries Ltd.	22,100	312,601
Mitsubishi Logistics Corp.	11,400	83,998
Mitsubishi Materials Corp.	5,700	87,245
Mitsubishi Motors Corp.	28,000	94,889
Mitsubishi Research Institute, Inc.	2,500	77,151
Mitsubishi Shokuhin Co. Ltd.	2,000	63,884
Mitsubishi UFJ Financial Group, Inc.	135,800	1,595,106
Mitsuboshi Belting Ltd.	2,800	71,265
Mitsui Chemicals, Inc.	4,300	94,941
Mitsui Fudosan Co. Ltd.	28,800	232,731
Miura Co. Ltd.	1,800	45,584
Mizuho Financial Group, Inc.	24,550	605,002
Mizuho Medy Co. Ltd.	3,400	32,473
Mochida Pharmaceutical Co. Ltd.	3,000	67,193
MonotaRO Co. Ltd.	2,600	44,205
Moriroku Holdings Co. Ltd.	3,000	38,101
Morito Co. Ltd.	5,000	49,408
MS&AD Insurance Group Holdings, Inc.	13,300	291,879
Murata Manufacturing Co. Ltd.	16,800	273,604
Nagaileben Co. Ltd.	4,400	61,677
Nagase & Co. Ltd.	3,000	61,561
Nagoya Railroad Co. Ltd.	5,200	57,985
Nakayama Steel Works Ltd.	12,400	59,175
Nankai Electric Railway Co. Ltd.	4,900	77,400
NEC Corp.	1,400	122,219
NH Foods Ltd.	1,800	58,343
NHK Spring Co. Ltd.	7,800	99,262
Nichias Corp.	3,600	128,231
Nichicon Corp.	8,500	59,331
Nichirei Corp.	1,900	50,365
NIDEC Corp.	6,900	125,347
Nifco, Inc.	2,400	58,473
Nihon Flush Co. Ltd.	10,800	56,350
Nihon Kohden Corp.	2,900	39,784
Nikkiso Co. Ltd.	8,900	54,988
Nikkon Holdings Co. Ltd.	9,900	128,443
Nikon Corp.	5,700	59,463
Nintendo Co. Ltd.	12,700	748,618
Nippn Corp.	7,000	97,366
Nippon Ceramic Co. Ltd.	4,300	70,043
Nippon Electric Glass Co. Ltd.	2,600	55,769
Nippon Gas Co. Ltd.	5,900	81,427
Nippon Light Metal Holdings Co. Ltd.	7,100	70,431
Nippon Paint Holdings Co. Ltd.	17,000	110,712
Nippon Paper Industries Co. Ltd.	7,000	38,795
Investments	Shares	Value
Nippon Road Co. Ltd.	4,900	$55,498
Nippon Sanso Holdings Corp.	2,800	78,819
Nippon Shinyaku Co. Ltd.	700	17,767
Nippon Shokubai Co. Ltd.	5,600	68,236
Nippon Signal Co. Ltd.	14,900	88,171
Nippon Soda Co. Ltd.	3,800	70,313
Nippon Steel Corp.	22,300	451,505
Nippon Telegraph & Telephone Corp.	1,267,900	1,274,677
Nippon Thompson Co. Ltd.	20,200	64,523
Nishimatsu Construction Co. Ltd.	1,900	63,349
Nishi-Nippon Railroad Co. Ltd.	4,600	66,383
Nissan Chemical Corp.	2,500	78,726
Nisshin Seifun Group, Inc.	5,600	65,635
Nissin Foods Holdings Co. Ltd.	2,700	65,679
Niterra Co. Ltd.	4,000	129,295
Nitori Holdings Co. Ltd.	700	83,001
Nitto Denko Corp.	10,800	184,169
Nittoc Construction Co. Ltd.	11,600	73,884
NOF Corp.	3,300	46,321
Nomura Co. Ltd.	15,800	90,079
Nomura Holdings, Inc.	27,500	162,960
Nomura Real Estate Holdings, Inc.	4,100	101,874
Nomura Research Institute Ltd.	3,700	109,686
NS Solutions Corp.	2,300	59,593
NSD Co. Ltd.	3,000	64,501
NSK Ltd.	1,300	5,682
NTN Corp.	32,500	52,671
Obayashi Corp.	15,300	203,760
OBIC Business Consultants Co. Ltd.	1,100	48,547
Obic Co. Ltd.	3,500	104,515
Odakyu Electric Railway Co. Ltd.	6,200	57,282
Oiles Corp.	4,400	69,488
Oji Holdings Corp.	10,800	41,514
Okamoto Machine Tool Works Ltd.	2,100	52,714
Okamura Corp.	4,700	61,696
Okinawa Cellular Telephone Co.	4,800	132,858
OKUMA Corp.	1,300	28,207
Olympus Corp.	5,200	78,433
Ono Pharmaceutical Co. Ltd.	15,500	161,204
Onoken Co. Ltd.	5,400	51,712
Open House Group Co. Ltd.	1,800	61,035
Open Up Group, Inc.	3,600	41,049
Oracle Corp.	1,300	125,360
Oriental Land Co. Ltd.	4,500	97,983
Osaka Gas Co. Ltd.	6,500	143,103
OSG Corp.	6,800	80,241
Otsuka Corp.	4,700	107,930
Otsuka Holdings Co. Ltd.	4,900	268,134
Pacific Industrial Co. Ltd.	7,200	62,672
PALTAC Corp.	1,600	44,408
Pan Pacific International Holdings Corp.	2,900	79,641
Paramount Bed Holdings Co. Ltd.	3,000	51,673
See Notes to Financial Statements.

8    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) December 31, 2024
Investments	Shares	Value
Penta-Ocean Construction Co. Ltd.	12,000	$49,975
Persol Holdings Co. Ltd.	49,300	74,188
PHC Holdings Corp.	8,900	54,478
Pola Orbis Holdings, Inc.	6,200	56,374
Press Kogyo Co. Ltd.	14,800	52,830
Prima Meat Packers Ltd.	5,000	70,692
Quick Co. Ltd.	4,000	58,106
Recruit Holdings Co. Ltd.	4,700	333,300
Rengo Co. Ltd.	8,800	49,051
Resona Holdings, Inc.	18,800	136,909
Resonac Holdings Corp.	2,200	56,204
Resorttrust, Inc.	2,500	49,981
Restar Corp.	4,300	71,001
Retail Partners Co. Ltd.	6,600	53,166
Ricoh Co. Ltd.	7,400	85,296
Riken Vitamin Co. Ltd.	3,700	57,751
Rinnai Corp.	2,400	49,768
Rohto Pharmaceutical Co. Ltd.	3,700	67,745
Roland Corp.	2,400	59,863
Royal Holdings Co. Ltd.	3,400	51,792
Ryobi Ltd.	3,900	56,455
Ryohin Keikaku Co. Ltd.	4,100	93,865
S Foods, Inc.	3,300	57,471
Saibu Gas Holdings Co. Ltd.	3,300	36,368
Sakata Seed Corp.	3,100	68,348
San-Ai Obbli Co. Ltd.	5,600	67,524
Sangetsu Corp.	3,500	66,677
Sanki Engineering Co. Ltd.	5,400	108,749
Sankyo Co. Ltd.	11,300	153,006
Sankyu, Inc.	1,800	62,672
Sanoh Industrial Co. Ltd.	9,200	43,846
Sanrio Co. Ltd.	2,500	88,127
Sanshin Electronics Co. Ltd.	1,100	13,796
Santen Pharmaceutical Co. Ltd.	8,400	86,507
Sanwa Holdings Corp.	5,200	145,650
Sanyo Chemical Industries Ltd.	2,700	70,781
Sato Shoji Corp.	8,900	84,775
SCREEN Holdings Co. Ltd.	1,700	102,653
Scroll Corp.	8,500	58,304
SCSK Corp.	5,200	110,214
Secom Co. Ltd.	3,900	133,234
Sega Sammy Holdings, Inc.	4,500	88,076
Seikitokyu Kogyo Co. Ltd.	5,100	50,656
Seiko Epson Corp.	5,900	107,950
Seino Holdings Co. Ltd.	3,900	58,900
Sekisui Chemical Co. Ltd.	6,100	105,380
Sekisui House Ltd.	12,200	293,589
Senshu Ikeda Holdings, Inc.	13,000	32,756
Seria Co. Ltd.	3,700	66,320
Seven Bank Ltd.	400	793
SG Holdings Co. Ltd.	11,000	105,408
Shimadzu Corp.	2,600	73,801
Investments	Shares	Value
Shimano, Inc.	600	$81,662
Shindengen Electric Manufacturing Co. Ltd.	4,900	77,665
Shin-Etsu Chemical Co. Ltd.	18,100	609,936
Shin-Etsu Polymer Co. Ltd.	5,800	60,820
Shinnihonseiyaku Co. Ltd.	5,900	75,946
Shionogi & Co. Ltd.	9,100	128,486
Ship Healthcare Holdings, Inc.	2,900	40,688
SHO-BOND Holdings Co. Ltd.	2,300	76,408
Showa Sangyo Co. Ltd.	3,900	70,352
Siix Corp.	8,300	63,692
SKY Perfect JSAT Holdings, Inc.	8,400	48,585
Skymark Airlines, Inc.	11,900	42,781
SMS Co. Ltd.	3,400	34,030
Socionext, Inc.	2,500	40,254
SoftBank Corp.	852,100	1,078,409
Sohgo Security Services Co. Ltd.	7,200	49,547
Sojitz Corp.	4,980	102,731
Solasto Corp.	16,800	50,669
Sompo Holdings, Inc.	8,000	209,672
Sony Group Corp.	19,400	415,873
Sotetsu Holdings, Inc.	4,900	77,775
Starts Corp., Inc.	2,400	58,030
Studio Alice Co. Ltd.	4,700	62,922
Subaru Corp.	13,000	233,348
Sumida Corp.	7,800	44,023
Sumitomo Bakelite Co. Ltd.	2,400	59,160
Sumitomo Corp.	23,400	510,405
Sumitomo Electric Industries Ltd.	12,600	228,774
Sumitomo Forestry Co. Ltd.	2,800	94,319
Sumitomo Heavy Industries Ltd.	3,600	74,332
Sumitomo Mitsui Construction Co. Ltd.	21,300	55,974
Sumitomo Mitsui Financial Group, Inc.	41,200	986,745
Sumitomo Osaka Cement Co. Ltd.	2,300	48,544
Sumitomo Realty & Development Co. Ltd.	2,500	78,582
Sumitomo Rubber Industries Ltd.	6,400	72,629
Sumitomo Seika Chemicals Co. Ltd.	1,500	45,575
Sundrug Co. Ltd.	3,000	76,813
Suntory Beverage & Food Ltd.	3,000	95,692
Sun-Wa Technos Corp.	5,800	83,332
Suzuden Corp.	4,300	51,465
Suzuki Motor Corp.	20,700	235,766
Sysmex Corp.	3,300	61,240
Systena Corp.	22,700	52,431
T&D Holdings, Inc.	3,700	68,404
Tachi-S Co. Ltd.	7,600	84,337
Taiheiyo Cement Corp.	2,500	57,060
Takara Holdings, Inc.	11,800	101,737
Takara Standard Co. Ltd.	4,200	45,191
Takasago Thermal Engineering Co. Ltd.	1,800	72,774
Takashimaya Co. Ltd.	5,100	41,018
Takeda Pharmaceutical Co. Ltd.	28,800	766,180
Tama Home Co. Ltd.	2,000	45,368

See Notes to Financial Statements.

WisdomTree Trust    9

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) December 31, 2024
Investments	Shares	Value
Tamura Corp.	14,300	$46,769
TDK Corp.	12,100	159,565
TechnoPro Holdings, Inc.	3,000	56,560
Teijin Ltd.	3,200	27,244
Terumo Corp.	5,500	107,158
TIS, Inc.	2,700	64,201
Toagosei Co. Ltd.	5,100	49,196
Tobu Railway Co. Ltd.	4,700	76,693
Toda Corp.	8,300	50,832
Toho Co. Ltd.	1,800	70,484
Toho Gas Co. Ltd.	2,200	59,508
TOKAI Holdings Corp.	10,100	62,402
Tokai Rika Co. Ltd.	4,100	59,455
Tokai Tokyo Financial Holdings, Inc.	200	630
Tokio Marine Holdings, Inc.	17,400	634,177
Tokushu Tokai Paper Co. Ltd.	2,900	67,167
Tokuyama Corp.	2,600	43,634
Tokyo Electron Device Ltd.	1,600	31,102
Tokyo Electron Ltd.	4,600	707,884
Tokyo Gas Co. Ltd.	4,500	125,127
Tokyo Ohka Kogyo Co. Ltd.	2,100	47,209
Tokyo Tatemono Co. Ltd.	5,000	82,941
Tokyu Construction Co. Ltd.	28,900	132,584
Tokyu Fudosan Holdings Corp.	11,200	68,956
Tomoku Co. Ltd.	3,200	47,238
Topre Corp.	4,000	51,107
Topy Industries Ltd.	5,100	64,934
Toray Industries, Inc.	18,100	115,342
Tosoh Corp.	6,600	88,925
TOTO Ltd.	3,100	75,054
Toyo Construction Co. Ltd.	6,600	57,030
Toyo Seikan Group Holdings Ltd.	5,900	90,343
Toyo Suisan Kaisha Ltd.	1,800	123,237
Toyo Tire Corp.	5,900	91,807
Toyobo Co. Ltd.	15,100	92,910
Toyoda Gosei Co. Ltd.	4,300	76,104
Toyota Boshoku Corp.	7,000	91,442
Toyota Motor Corp.	216,270	4,329,253
Toyota Tsusho Corp.	16,000	287,910
Transcosmos, Inc.	2,700	57,467
Trend Micro, Inc.*	2,100	114,474
Tsubaki Nakashima Co. Ltd.	11,600	34,838
Tsubakimoto Chain Co.	10,800	134,416
Tsuruha Holdings, Inc.	1,100	61,068
UBE Corp.	3,800	58,284
Uchida Yoko Co. Ltd.	1,200	53,296
Ulvac, Inc.	1,100	43,157
Unicharm Corp.	9,000	74,590
United Super Markets Holdings, Inc.	17,776	85,283
UNITED, Inc.	15,000	74,828
Universal Entertainment Corp.	10,800	71,194
USS Co. Ltd.	8,500	74,475
Investments	Shares	Value
Valor Holdings Co. Ltd.	4,400	$61,369
Valqua Ltd.	2,400	49,936
ValueCommerce Co. Ltd.	6,200	46,393
Vector, Inc.	7,000	46,411
VT Holdings Co. Ltd.	31,300	99,182
Warabeya Nichiyo Holdings Co. Ltd.	2,900	37,477
WDB Holdings Co. Ltd.	3,900	41,243
Welcia Holdings Co. Ltd.	4,000	52,265
Wellneo Sugar Co. Ltd.	4,300	60,795
West Japan Railway Co.	6,900	122,800
Will Group, Inc.	8,400	53,930
WIN-Partners Co. Ltd.	6,300	54,838
World Holdings Co. Ltd.	4,800	60,565
Yakult Honsha Co. Ltd.	3,400	64,621
YAMABIKO Corp.	4,100	66,498
Yamada Holdings Co. Ltd.	1,800	5,189
Yamaha Motor Co. Ltd.	16,100	143,882
Yamanashi Chuo Bank Ltd.	3,400	40,823
Yamazaki Baking Co. Ltd.	2,200	41,205
Yaskawa Electric Corp.	2,500	64,695
Yokogawa Bridge Holdings Corp.	3,400	61,051
Yokogawa Electric Corp.	2,900	62,702
Yokohama Rubber Co. Ltd.	3,900	84,373
Yokorei Co. Ltd.	13,200	71,644
Yondoshi Holdings, Inc.	6,400	76,844
Zenrin Co. Ltd.	11,800	62,544
Zensho Holdings Co. Ltd.	800	45,630
Zeon Corp.	5,900	56,274
ZERIA Pharmaceutical Co. Ltd.	4,000	62,153
Zojirushi Corp.	4,200	48,104
ZOZO, Inc.	4,200	130,869
Total Japan		62,925,252
Jersey – 0.0%
Ithaca Energy PLC	85,206	117,810
Jordan – 0.0%
Hikma Pharmaceuticals PLC	3,996	99,742
Luxembourg – 0.0%
Eurofins Scientific SE	1,300	66,379
Macau – 0.1%
Galaxy Entertainment Group Ltd.	31,000	131,695
Wynn Macau Ltd.	74,400	51,624
Total Macau		183,319
Netherlands – 2.3%
Aalberts NV	2,773	98,605
Acomo NV	4,038	72,337
Aegon Ltd.	12,709	75,276
Akzo Nobel NV	1,957	117,455
Arcadis NV	1,049	63,871
ASM International NV	210	121,514
ASML Holding NV	1,496	1,051,380
BE Semiconductor Industries NV	1,074	147,134

See Notes to Financial Statements.

10    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) December 31, 2024
Investments	Shares	Value
Brunel International NV	6,101	$57,301
CTP NV(a)	10,702	164,899
Euronext NV(a)	429	48,110
Fugro NV	1,833	31,736
Heineken Holding NV	3,161	189,356
Heineken NV	4,776	339,759
IMCD NV	697	103,570
ING Groep NV	117,009	1,833,194
JDE Peet’s NV	5,001	85,601
Koninklijke Ahold Delhaize NV	15,834	516,314
Koninklijke KPN NV	99,368	361,678
Koninklijke Vopak NV	3,456	152,094
PostNL NV	39,832	42,978
SBM Offshore NV	6,149	107,989
Sligro Food Group NV	4,400	50,756
Universal Music Group NV	15,831	405,235
Wereldhave NV	3,377	48,117
Wolters Kluwer NV	1,860	308,935
Total Netherlands		6,595,194
Nigeria – 0.0%
Airtel Africa PLC(a)	79,688	113,374
Norway – 2.3%
ABG Sundal Collier Holding ASA	1,783	1,111
Aker ASA, Class A	2,872	138,829
Aker Solutions ASA	13,549	37,101
Austevoll Seafood ASA	9,334	80,377
Avance Gas Holding Ltd.(a)(b)	5,407	38,943
Bouvet ASA	11,933	80,377
DNB Bank ASA	37,178	742,751
Equinor ASA	101,757	2,377,871
Europris ASA(a)	8,450	54,090
Frontline PLC	8,612	118,708
Gjensidige Forsikring ASA	74	1,310
Golden Ocean Group Ltd.	8,567	75,115
Hoegh Autoliners ASA	14,787	147,384
Kongsberg Gruppen ASA	2,373	267,443
Leroy Seafood Group ASA	14,006	60,625
Mowi ASA	7,860	134,779
MPC Container Ships ASA	35,834	65,406
Odfjell SE, Class A	7,627	78,437
Orkla ASA	18,277	158,271
Panoro Energy ASA	20,990	51,378
Protector Forsikring ASA	2,484	62,333
Rana Gruber ASA	8,202	55,102
Salmar ASA	3,436	163,520
SpareBank 1 SMN	8,727	131,642
SpareBank 1 Sor-Norge ASA	3,143	40,570
Sparebanken Vest	6,614	82,520
Stolt-Nielsen Ltd.	3,284	83,565
Storebrand ASA	89	950
Telenor ASA	58,935	658,503
TGS ASA	8,470	84,571
Investments	Shares	Value
Var Energi ASA	106,221	$330,054
Veidekke ASA	9,349	117,054
Wallenius Wilhelmsen ASA	24,154	198,849
Total Norway		6,719,539
Portugal – 0.4%
EDP SA	83,519	267,322
Galp Energia SGPS SA	11,153	184,206
Jeronimo Martins SGPS SA	9,986	190,782
Navigator Co. SA	24,337	90,471
NOS SGPS SA	18,627	64,230
REN – Redes Energeticas Nacionais SGPS SA	36,530	86,245
Semapa-Sociedade de Investimento & Gestao	6,163	90,494
Sonae SGPS SA	84,550	80,022
Total Portugal		1,053,772
Singapore – 2.9%
Bukit Sembawang Estates Ltd.	30,900	80,636
BW LPG Ltd.(a)	7,794	85,987
CapitaLand Investment Ltd.	98,400	188,981
China Aviation Oil Singapore Corp. Ltd.	113,400	76,060
City Developments Ltd.	200	749
ComfortDelGro Corp. Ltd.	89,800	97,423
DBS Group Holdings Ltd.	70,769	2,268,011
Delfi Ltd.	80,300	45,913
Digital Core REIT Management Pte. Ltd.	72,600	42,108
Genting Singapore Ltd.	317,500	178,044
Hafnia Ltd.	38,521	206,047
Keppel Infrastructure Trust	309,735	102,170
Keppel Ltd.	40,800	204,568
Netlink NBN Trust	173,700	110,775
Oversea-Chinese Banking Corp. Ltd.	113,601	1,389,826
Propnex Ltd.	70,800	49,044
Riverstone Holdings Ltd.	81,700	65,279
Sembcorp Industries Ltd.	24,200	97,921
Sheng Siong Group Ltd.	81,000	97,376
SIA Engineering Co. Ltd.	92,000	159,830
Singapore Airlines Ltd.	139,100	656,652
Singapore Exchange Ltd.	9,400	87,785
Singapore Technologies Engineering Ltd.	71,693	244,898
Singapore Telecommunications Ltd.	325,400	734,666
StarHub Ltd.	74,600	66,168
UMS Integration Ltd.	64,700	48,850
United Overseas Bank Ltd.	35,828	954,135
UOL Group Ltd.	19,500	73,757
Total Singapore		8,413,659
South Africa – 0.0%
Pan African Resources PLC	123,811	53,263
Spain – 5.2%
Acciona SA	990	111,433
Acerinox SA	10,682	104,528
ACS Actividades de Construccion y Servicios SA	6,756	338,878
Aedas Homes SA(a)	2,396	64,259

See Notes to Financial Statements.

WisdomTree Trust    11

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) December 31, 2024
Investments	Shares	Value
Aena SME SA(a)	3,342	$683,131
Amadeus IT Group SA	5,147	363,487
Atresmedia Corp. de Medios de Comunicacion SA	23,469	106,200
Banco Bilbao Vizcaya Argentaria SA	222,945	2,182,085
Banco de Sabadell SA	62,571	121,615
Banco Santander SA	281,930	1,303,360
Bankinter SA	14,195	112,300
CaixaBank SA	250,656	1,359,026
Cellnex Telecom SA(a)	1,526	48,211
CIE Automotive SA	3,574	94,002
Endesa SA	31,821	684,385
Faes Farma SA	16,532	59,574
Fluidra SA	4,821	117,415
Gestamp Automocion SA(a)(b)	38,331	98,436
Grupo Catalana Occidente SA	1,748	64,981
Iberdrola SA	158,521	2,183,175
Industria de Diseno Textil SA	46,847	2,408,040
Inmobiliaria Colonial Socimi SA	9,766	52,333
Laboratorios Farmaceuticos Rovi SA	654	42,631
Logista Integral SA	5,817	175,886
Mapfre SA	23,356	59,157
Merlin Properties Socimi SA	17,194	180,893
Naturgy Energy Group SA	23,428	567,192
Prosegur Cash SA(a)	96,290	55,039
Prosegur Cia de Seguridad SA	26,302	46,137
Redeia Corp. SA	10,443	178,427
Repsol SA	37,528	454,276
Sacyr SA	25,875	85,257
Telefonica SA	153,060	623,989
Unicaja Banco SA(a)	600	792
Vidrala SA	309	29,725
Viscofan SA	1,292	81,610
Total Spain		15,241,865
Sweden – 3.9%
AAK AB	2,859	81,662
AddTech AB, Class B	2,127	57,981
AFRY AB	4,224	58,758
Alfa Laval AB	3,840	160,770
Alleima AB	7,424	50,460
Arjo AB, Class B	13,067	42,882
Assa Abloy AB, Class B	10,568	312,566
Atea ASA	4,567	56,860
Atlas Copco AB, Class A	30,690	468,992
Atlas Copco AB, Class B	18,680	252,662
Atrium Ljungberg AB, Class B	3,413	61,222
Avanza Bank Holding AB	34	840
Axfood AB	5,041	106,758
Beijer Alma AB	2,616	38,876
Beijer Ref AB	3,113	45,952
Billerud Aktiebolag	2,823	25,907
BioGaia AB, Class B	6,111	61,888
Boliden AB	3,750	105,380
Investments	Shares	Value
Bravida Holding AB(a)	7,425	$53,826
Catena AB	1,253	53,639
Clas Ohlson AB, Class B	3,217	61,142
Cloetta AB, Class B	24,119	55,008
Coor Service Management Holding AB(a)	11,447	35,535
Dometic Group AB(a)	9,928	46,723
Elekta AB, Class B	11,293	62,499
Epiroc AB, Class A	9,049	157,693
Essity AB, Class B	9,739	260,635
Evolution AB(a)	3,116	240,498
Fabege AB	7,540	56,503
FastPartner AB, Class A	8,228	47,659
Getinge AB, Class B	3,576	58,757
Granges AB	4,029	48,023
H & M Hennes & Mauritz AB, Class B	21,344	288,019
Heba Fastighets AB, Class B	15,747	46,674
Hexagon AB, Class B	17,644	168,627
Hexpol AB	12,443	115,767
HMS Networks AB	1,339	52,570
Holmen AB, Class B	2,886	106,097
Hufvudstaden AB, Class A	11,713	128,375
Indutrade AB	2,670	66,936
Investment AB Latour, Class B	5,324	132,940
JM AB	2,418	36,524
Lagercrantz Group AB, Class B	4,782	89,847
Lifco AB, Class B	4,715	136,808
Lindab International AB	2,185	45,324
Loomis AB	2,389	72,734
Mycronic AB	1,755	63,438
NCC AB, Class B	3,255	47,841
New Wave Group AB, Class B	4,263	37,482
Nolato AB, Class B	8,501	41,700
Nordic Paper Holding AB	10,216	46,100
Nordnet AB publ	3,449	73,292
Peab AB, Class B	15,911	114,049
Platzer Fastigheter Holding AB, Class B	5,456	42,318
Saab AB, Class B	2,873	60,766
Sagax AB, Class B	3,595	73,597
Sandvik AB	13,007	233,436
Securitas AB, Class B	8,135	100,792
Skandinaviska Enskilda Banken AB, Class C	3,923	54,038
Skandinaviska Enskilda Banken AB, Class A	39,234	537,773
Skanska AB, Class B	7,054	148,559
SKF AB, Class B	6,842	128,552
SkiStar AB	3,194	47,292
SSAB AB, Class B	34,145	135,693
SSAB AB, Class A	16,395	66,727
Svenska Cellulosa AB SCA, Class B	8,868	112,723
Svenska Handelsbanken AB, Class A	37,724	389,898
Sweco AB, Class B	5,066	75,514
Swedbank AB, Class A	29,769	588,146
Systemair AB	5,857	47,018
See Notes to Financial Statements.

12    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) December 31, 2024
Investments	Shares	Value
Tele2 AB, Class B	25,390	$251,045
Telefonaktiebolaget LM Ericsson, Class B	45,146	367,240
Telia Co. AB	106,149	294,643
Thule Group AB(a)	2,017	62,358
Trelleborg AB, Class B	2,587	88,643
Troax Group AB	2,262	46,062
Vitec Software Group AB, Class B	1,612	79,365
Volvo AB, Class B	62,992	1,531,294
Volvo AB, Class A	18,760	458,760
Wallenstam AB, Class B	9,209	39,839
Wihlborgs Fastigheter AB	9,786	92,818
Total Sweden		11,294,609
Switzerland – 5.1%
ABB Ltd., Registered Shares	24,617	1,332,917
Accelleron Industries AG	2,511	129,394
Allreal Holding AG, Registered Shares	245	44,769
Avolta AG	1,557	62,435
Baloise Holding AG, Registered Shares	478	86,554
Banque Cantonale Vaudoise, Registered Shares	20	1,843
Belimo Holding AG, Registered Shares	123	81,367
BKW AG	583	96,625
Cembra Money Bank AG	8	724
Cie Financiere Richemont SA, Class A, Registered Shares	4,518	687,484
Clariant AG, Registered Shares	5,136	57,183
DKSH Holding AG	933	69,287
DSM-Firmenich AG	2,206	223,223
EFG International AG	4,015	58,303
Flughafen Zurich AG, Registered Shares	501	120,295
Galenica AG(a)	1,199	98,368
Geberit AG, Registered Shares	337	191,360
Georg Fischer AG, Registered Shares	1,692	128,172
Givaudan SA, Registered Shares	81	354,478
Helvetia Holding AG, Registered Shares	883	145,567
Kuehne & Nagel International AG, Registered Shares	2,102	481,981
Logitech International SA, Registered Shares	1,124	93,070
Lonza Group AG, Registered Shares	228	134,800
Mobilezone Holding AG, Registered Shares	2,923	33,479
Novartis AG, Registered Shares	43,281	4,236,165
OC Oerlikon Corp. AG, Registered Shares	16,360	63,364
Partners Group Holding AG	200	271,448
PSP Swiss Property AG, Registered Shares	740	105,254
Sandoz Group AG	2,042	83,753
Schindler Holding AG, Registered Shares	490	133,821
Schindler Holding AG, Participation Certificate	404	111,627
SFS Group AG	701	97,154
SGS SA, Registered Shares	3,978	398,919
SIG Group AG	4,749	93,696
Sika AG, Registered Shares	739	175,974
Sonova Holding AG, Registered Shares	398	130,127
Stadler Rail AG	2,185	47,980
Investments	Shares	Value
Straumann Holding AG, Registered Shares	762	$96,065
Sulzer AG, Registered Shares	988	142,817
Swiss Life Holding AG, Registered Shares	423	326,544
Swiss Prime Site AG, Registered Shares	1,158	126,246
Swisscom AG, Registered Shares	1,010	562,257
Tecan Group AG, Registered Shares	341	76,234
Temenos AG, Registered Shares	815	57,646
UBS Group AG, Registered Shares	25,307	774,359
VAT Group AG(a)	314	118,774
Vontobel Holding AG, Registered Shares	12	842
Zurich Insurance Group AG	3,350	1,991,702
Total Switzerland		14,936,446
United Kingdom – 12.3%
4imprint Group PLC	1,087	66,094
Admiral Group PLC	52	1,722
Ashtead Group PLC	2,675	166,336
Associated British Foods PLC	10,124	259,038
Assura PLC	131,783	63,278
AstraZeneca PLC	17,831	2,337,666
Auto Trader Group PLC(a)	8,570	85,113
B&M European Value Retail SA	37,730	173,419
BAE Systems PLC	33,973	488,661
Balfour Beatty PLC	14,676	83,593
Barclays PLC	186,542	626,466
Barratt Redrow PLC	28,645	157,886
Beazley PLC	4,609	47,131
Bellway PLC	3,626	113,167
Berkeley Group Holdings PLC	1,372	67,013
Big Yellow Group PLC	6,662	80,097
Bodycote PLC	10,446	82,813
Bridgepoint Group PLC(a)	12,017	54,180
British American Tobacco PLC	81,224	2,929,678
British Land Co. PLC	29,738	134,227
Britvic PLC	8,291	135,922
BT Group PLC	230,443	415,738
Bunzl PLC	3,399	140,308
Bytes Technology Group PLC	7,263	38,440
Centrica PLC	124,560	208,415
CK Hutchison Holdings Ltd.	87,000	464,794
Clarkson PLC	1,644	81,431
CMC Markets PLC(a)	87	270
Coats Group PLC	36,784	43,488
Compass Group PLC	18,536	617,970
Computacenter PLC	2,518	66,981
ConvaTec Group PLC(a)	30,830	85,409
Cranswick PLC	1,606	97,852
Croda International PLC	2,084	88,349
DCC PLC	1,773	114,134
Derwent London PLC	3,604	88,422
Diageo PLC	27,798	883,411
Diploma PLC	1,909	101,610
Domino’s Pizza Group PLC	10,378	40,942

See Notes to Financial Statements.

WisdomTree Trust    13

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) December 31, 2024
Investments	Shares	Value
Dr. Martens PLC	54,137	$48,952
Drax Group PLC	15,908	129,102
DS Smith PLC	31,073	210,924
Dunelm Group PLC	8,227	110,041
Fevertree Drinks PLC	4,800	40,518
Firstgroup PLC	25,714	51,752
Games Workshop Group PLC	897	149,525
Grainger PLC	31,284	88,155
Great Portland Estates PLC	11,155	40,235
Greggs PLC	2,741	95,639
H&T Group PLC	3,783	16,796
Halma PLC	1,571	52,907
Hammerson PLC	15,264	53,450
Harbour Energy PLC	29,604	94,692
Hargreaves Lansdown PLC	3,601	49,519
Hays PLC	59,089	59,461
Howden Joinery Group PLC	16,282	161,807
HSBC Holdings PLC	724,705	7,127,544
Hunting PLC	5,348	19,357
IMI PLC	6,463	147,396
Imperial Brands PLC	32,600	1,042,345
Inchcape PLC	12,483	120,301
Informa PLC	17,451	174,495
InterContinental Hotels Group PLC	1,930	240,601
International Consolidated Airlines Group SA	41,328	156,261
Intertek Group PLC	1,965	116,354
Investec PLC	8,091	55,124
ITV PLC	135,321	124,734
J Sainsbury PLC	52,996	181,594
James Halstead PLC	23,420	50,743
JD Sports Fashion PLC	23,346	28,040
Johnson Matthey PLC	4,409	73,993
Kainos Group PLC	4,902	49,667
Kingfisher PLC	37,982	118,303
Land Securities Group PLC	15,728	115,035
Lloyds Banking Group PLC	911,383	625,268
London Stock Exchange Group PLC	1,461	206,488
LondonMetric Property PLC	62,535	141,052
Marks & Spencer Group PLC	22,751	106,993
Melrose Industries PLC	9,578	66,431
Midwich Group PLC	13,111	47,947
Mitie Group PLC	84,824	116,857
MONY Group PLC	28,561	68,714
Morgan Sindall Group PLC	2,568	125,430
National Grid PLC	111,295	1,324,166
NatWest Group PLC	141,908	714,634
Next PLC	2,034	241,950
PageGroup PLC	167	719
Pearson PLC	9,206	147,809
Pennon Group PLC	10,977	81,592
Persimmon PLC	5,744	86,182
Pets at Home Group PLC	13,008	33,495
Investments	Shares	Value
Polar Capital Holdings PLC	46	$293
Primary Health Properties PLC	62,388	72,900
QinetiQ Group PLC	9,754	50,745
Reach PLC	32,131	33,521
Reckitt Benckiser Group PLC	12,388	749,827
RELX PLC	19,342	879,086
Renishaw PLC	1,572	66,643
Rightmove PLC	7,305	58,717
Rotork PLC	17,036	66,952
RS Group PLC	9,050	77,243
Safestore Holdings PLC	7,130	57,507
Sage Group PLC	9,871	157,374
Savills PLC	4,840	62,798
Schroders PLC	243	985
Segro PLC	17,475	153,462
Serco Group PLC	16,391	31,059
Severn Trent PLC	4,807	150,989
Smith & Nephew PLC	8,712	108,171
Smiths Group PLC	5,770	124,221
Softcat PLC	2,726	52,030
Spectris PLC	930	29,211
Spirax Group PLC	1,020	87,569
Spire Healthcare Group PLC(a)	20,625	58,377
SSE PLC	27,703	556,512
SSP Group PLC	20,333	46,015
Standard Chartered PLC	16,537	204,748
SThree PLC	11,032	40,897
Subsea 7 SA	4,639	73,563
Tate & Lyle PLC	8,255	67,149
Taylor Wimpey PLC	96,426	147,453
Telecom Plus PLC	5,362	115,370
Tesco PLC	140,637	648,701
TORM PLC, Class A	5,622	108,043
Travis Perkins PLC	5,213	47,595
Unilever PLC	45,739	2,605,254
Unite Group PLC	7,010	70,805
United Utilities Group PLC	12,242	161,215
Vesuvius PLC	17,969	95,193
Victrex PLC	5,836	78,645
Weir Group PLC	5,313	145,323
WH Smith PLC	5,133	76,436
Whitbread PLC	2,916	107,588
Workspace Group PLC	6,073	37,345
WPP PLC	22,096	228,967
Young & Co.’s Brewery PLC, Class A	4,775	51,789
Zigup PLC	17,617	70,934
Total United Kingdom		36,177,773
United States – 6.5%
Alcon, Inc.	1,125	95,462
BP PLC	348,672	1,716,140
CSL Ltd.	2,314	403,423
Experian PLC	5,787	249,681

See Notes to Financial Statements.

14    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) December 31, 2024
Investments	Shares	Value
Ferrovial SE	6,478	$272,344
GSK PLC	70,837	1,194,564
Haleon PLC	59,411	280,810
Holcim AG, Registered Shares	12,604	1,214,991
Nestle SA, Registered Shares	34,519	2,852,174
Roche Holding AG, Bearer Shares	1,912	570,910
Roche Holding AG	9,105	2,566,982
Sanofi SA	19,155	1,859,333
Schneider Electric SE	5,723	1,427,614
Shell PLC	96,628	2,996,378
Signify NV(a)	3,982	88,982
Swiss Re AG	7,084	1,025,568
Tenaris SA	18,172	340,025
Total United States		19,155,381
TOTAL COMMON STOCKS (Cost: $252,333,415)		291,168,097
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(c)
(Cost: $673,443)	673,443	673,443
TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $253,006,858)		291,841,540
Other Assets less Liabilities – 0.6%		1,738,491
NET ASSETS – 100.0%		$293,580,031

^  Share amount represents a fractional share.

*  Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at December 31, 2024 (See Note 2). At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $735,094 and the total market value of the collateral held by the Fund was $1,066,065. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $392,622.

(c)   Rate shown represents annualized 7-day yield as of December 31, 2024.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israel shekel
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
USD	United States dollar
OTHER ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

WisdomTree Trust    15

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) December 31, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	1/6/2025	622,085	AUD	396,346	USD	$—	$(11,180)
Barclays Bank PLC	1/6/2025	367,268	DKK	51,790	USD	—	(784)
Barclays Bank PLC	1/6/2025	1,337,660	EUR	1,406,712	USD	—	(21,394)
Barclays Bank PLC	1/6/2025	416,396	GBP	528,402	USD	—	(6,921)
Barclays Bank PLC	1/6/2025	51,397	ILS	14,330	USD	—	(223)
Barclays Bank PLC	1/6/2025	1,488,778	NOK	133,436	USD	—	(2,351)
Barclays Bank PLC	1/6/2025	100,830	SGD	74,758	USD	—	(837)
Barclays Bank PLC	1/6/2025	4,597,618	USD	7,055,749	AUD	229,029	—
Barclays Bank PLC	1/6/2025	600,765	USD	4,233,980	DKK	12,755	—
Barclays Bank PLC	1/6/2025	16,317,865	USD	15,426,258	EUR	342,010	—
Barclays Bank PLC	1/6/2025	6,129,463	USD	4,822,570	GBP	89,835	—
Barclays Bank PLC	1/6/2025	166,231	USD	603,948	ILS	467	—
Barclays Bank PLC	1/6/2025	1,547,863	USD	17,110,110	NOK	41,344	—
Barclays Bank PLC	1/6/2025	867,197	USD	1,160,845	SGD	16,152	—
Barclays Bank PLC	1/7/2025	307,425	CHF	345,336	USD	—	(6,071)
Barclays Bank PLC	1/7/2025	2,192,962	SEK	201,600	USD	—	(3,088)
Barclays Bank PLC	1/7/2025	4,005,900	USD	3,514,532	CHF	127,358	—
Barclays Bank PLC	1/7/2025	2,338,556	USD	25,481,044	SEK	31,952	—
Barclays Bank PLC	1/8/2025	167,778,120	JPY	1,090,995	USD	—	(23,305)
Barclays Bank PLC	1/8/2025	12,655,544	USD	1,891,415,345	JPY	619,144	—
Citigroup, Inc	1/6/2025	24,047	ILS	6,567	USD	33	—
Citigroup, Inc	1/6/2025	694,675	NOK	61,149	USD	16	—
Citigroup, Inc	1/6/2025	46,569	SGD	34,259	USD	—	(118)
Citigroup, Inc	1/6/2025	4,597,618	USD	7,055,663	AUD	229,082	—
Citigroup, Inc	1/6/2025	600,765	USD	4,234,074	DKK	12,742	—
Citigroup, Inc	1/6/2025	16,317,865	USD	15,426,389	EUR	341,874	—
Citigroup, Inc	1/6/2025	6,129,463	USD	4,822,582	GBP	89,821	—
Citigroup, Inc	1/6/2025	166,231	USD	603,965	ILS	462	—
Citigroup, Inc	1/6/2025	1,547,863	USD	17,110,126	NOK	41,342	—
Citigroup, Inc	1/6/2025	867,197	USD	1,160,827	SGD	16,165	—
Citigroup, Inc	1/7/2025	1,021,435	SEK	92,385	USD	78	—
Citigroup, Inc	1/7/2025	4,005,900	USD	3,514,332	CHF	127,579	—
Citigroup, Inc	1/7/2025	2,338,556	USD	25,480,155	SEK	32,032	—
Citigroup, Inc	1/8/2025	12,655,544	USD	1,891,421,672	JPY	619,104	—
Goldman Sachs	1/6/2025	292,153	AUD	181,630	USD	—	(742)
Goldman Sachs	1/6/2025	7,238,864	AUD	4,482,022	USD	—	(57)
Goldman Sachs	1/6/2025	170,005	DKK	23,734	USD	—	(124)
Goldman Sachs	1/6/2025	4,217,040	DKK	585,657	USD	1^	—
Goldman Sachs	1/6/2025	618,998	EUR	644,643	USD	—	(3,592)
Goldman Sachs	1/6/2025	15,360,453	EUR	15,907,592	USD	113	—
Goldman Sachs	1/6/2025	193,557	GBP	242,146	USD	259	—
Goldman Sachs	1/6/2025	4,771,281	GBP	5,975,352	USD	43	—
Goldman Sachs	1/6/2025	590,415	ILS	162,049	USD	1^	—
Goldman Sachs	1/6/2025	17,137,446	NOK	1,508,945	USD	—	(19)
Goldman Sachs	1/6/2025	1,153,145	SGD	845,391	USD	9	—
Goldman Sachs	1/6/2025	4,597,618	USD	7,055,717	AUD	229,049	—
Goldman Sachs	1/6/2025	600,765	USD	4,233,999	DKK	12,752	—

See Notes to Financial Statements.

16    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) December 31, 2024
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	1/6/2025	16,317,865	USD	15,426,258	EUR	$342,010	$—
Goldman Sachs	1/6/2025	6,129,463	USD	4,822,616	GBP	89,778	—
Goldman Sachs	1/6/2025	166,231	USD	603,948	ILS	467	—
Goldman Sachs	1/6/2025	1,547,863	USD	17,110,635	NOK	41,297	—
Goldman Sachs	1/6/2025	867,197	USD	1,160,836	SGD	16,159	—
Goldman Sachs	1/7/2025	142,344	CHF	158,254	USD	—	(1,167)
Goldman Sachs	1/7/2025	3,538,644	CHF	3,905,180	USD	—	(29)
Goldman Sachs	1/7/2025	25,184,589	SEK	2,279,759	USD	9	—
Goldman Sachs	1/7/2025	4,005,900	USD	3,514,568	CHF	127,318	—
Goldman Sachs	1/7/2025	2,338,556	USD	25,481,278	SEK	31,931	—
Goldman Sachs	1/8/2025	78,925,343	JPY	499,961	USD	2,296	—
Goldman Sachs	1/8/2025	1,938,648,312	JPY	12,337,352	USD	—	(376)
Goldman Sachs	1/8/2025	12,655,544	USD	1,891,390,034	JPY	619,305	—
Goldman Sachs	2/5/2025	3,603,967	USD	5,820,661	AUD	—	(59)
Goldman Sachs	2/5/2025	3,860,038	USD	3,486,429	CHF	—	(107)
Goldman Sachs	2/5/2025	539,336	USD	3,877,679	DKK	—	(20)
Goldman Sachs	2/5/2025	16,216,085	USD	15,639,986	EUR	—	(507)
Goldman Sachs	2/5/2025	5,957,852	USD	4,758,599	GBP	—	(170)
Goldman Sachs	2/5/2025	168,389	USD	613,136	ILS	—	(24)
Goldman Sachs	2/5/2025	12,759,722	USD	1,998,408,520	JPY	157	—
Goldman Sachs	2/5/2025	1,216,865	USD	13,821,441	NOK	—	(12)
Goldman Sachs	2/5/2025	2,304,353	USD	25,417,567	SEK	—	(73)
Goldman Sachs	2/5/2025	878,224	USD	1,196,434	SGD	—	(12)
HSBC Holdings PLC	1/6/2025	7,238,807	AUD	4,482,023	USD	—	(93)
HSBC Holdings PLC	1/6/2025	4,217,011	DKK	585,661	USD	—	(7)
HSBC Holdings PLC	1/6/2025	15,360,455	EUR	15,907,594	USD	113	—
HSBC Holdings PLC	1/6/2025	4,771,149	GBP	5,975,353	USD	—	(124)
HSBC Holdings PLC	1/6/2025	590,418	ILS	162,052	USD	—	(1)
HSBC Holdings PLC	1/6/2025	17,137,273	NOK	1,508,946	USD	—	(35)
HSBC Holdings PLC	1/6/2025	1,153,143	SGD	845,394	USD	4	—
HSBC Holdings PLC	1/6/2025	4,597,618	USD	7,055,565	AUD	229,142	—
HSBC Holdings PLC	1/6/2025	600,765	USD	4,234,023	DKK	12,749	—
HSBC Holdings PLC	1/6/2025	16,317,865	USD	15,426,360	EUR	341,904	—
HSBC Holdings PLC	1/6/2025	6,129,463	USD	4,822,533	GBP	89,882	—
HSBC Holdings PLC	1/6/2025	166,231	USD	603,948	ILS	467	—
HSBC Holdings PLC	1/6/2025	1,547,863	USD	17,109,892	NOK	41,363	—
HSBC Holdings PLC	1/6/2025	867,197	USD	1,160,830	SGD	16,163	—
HSBC Holdings PLC	1/7/2025	3,538,626	CHF	3,905,182	USD	—	(51)
HSBC Holdings PLC	1/7/2025	25,184,361	SEK	2,279,759	USD	—	(12)
HSBC Holdings PLC	1/7/2025	4,005,898	USD	3,514,514	CHF	127,375	—
HSBC Holdings PLC	1/7/2025	4,005,900	USD	3,514,552	CHF	127,336	—
HSBC Holdings PLC	1/7/2025	2,338,556	USD	25,480,345	SEK	32,015	—
HSBC Holdings PLC	1/8/2025	1,938,711,233	JPY	12,337,352	USD	25	—
HSBC Holdings PLC	1/8/2025	12,655,544	USD	1,891,387,503	JPY	619,321	—
HSBC Holdings PLC	2/5/2025	3,603,969	USD	5,820,627	AUD	—	(36)
HSBC Holdings PLC	2/5/2025	3,860,039	USD	3,486,391	CHF	—	(65)
HSBC Holdings PLC	2/5/2025	539,340	USD	3,877,628	DKK	—	(9)
HSBC Holdings PLC	2/5/2025	16,216,086	USD	15,639,912	EUR	—	(429)
HSBC Holdings PLC	2/5/2025	5,957,856	USD	4,758,424	GBP	54	—
HSBC Holdings PLC	2/5/2025	168,389	USD	613,153	ILS	—	(29)
HSBC Holdings PLC	2/5/2025	12,759,724	USD	1,998,473,907	JPY	—	(258)
See Notes to Financial Statements.

WisdomTree Trust    17

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) December 31, 2024
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	2/5/2025	1,216,866	USD	13,821,152	NOK	$15	$—
HSBC Holdings PLC	2/5/2025	2,304,356	USD	25,417,369	SEK	—	(52)
HSBC Holdings PLC	2/5/2025	878,224	USD	1,196,440	SGD	—	(17)
Morgan Stanley & Co. International	1/6/2025	7,238,924	AUD	4,482,023	USD	—	(21)
Morgan Stanley & Co. International	1/6/2025	4,217,022	DKK	585,661	USD	—	(6)
Morgan Stanley & Co. International	1/6/2025	15,360,484	EUR	15,907,594	USD	144	—
Morgan Stanley & Co. International	1/6/2025	4,771,185	GBP	5,975,353	USD	—	(79)
Morgan Stanley & Co. International	1/6/2025	590,407	ILS	162,052	USD	—	(4)
Morgan Stanley & Co. International	1/6/2025	17,137,456	NOK	1,508,946	USD	—	(19)
Morgan Stanley & Co. International	1/6/2025	1,153,150	SGD	845,394	USD	10	—
Morgan Stanley & Co. International	1/7/2025	3,538,638	CHF	3,905,182	USD	—	(38)
Morgan Stanley & Co. International	1/7/2025	25,184,418	SEK	2,279,759	USD	—	(6)
Morgan Stanley & Co. International	1/8/2025	1,938,721,991	JPY	12,337,352	USD	93	—
Morgan Stanley & Co. International	2/5/2025	3,603,969	USD	5,820,495	AUD	46	—
Morgan Stanley & Co. International	2/5/2025	3,860,039	USD	3,486,403	CHF	—	(78)
Morgan Stanley & Co. International	2/5/2025	539,340	USD	3,877,546	DKK	3	—
Morgan Stanley & Co. International	2/5/2025	16,216,086	USD	15,640,017	EUR	—	(538)
Morgan Stanley & Co. International	2/5/2025	5,957,856	USD	4,758,534	GBP	—	(84)
Morgan Stanley & Co. International	2/5/2025	168,389	USD	613,099	ILS	—	(14)
Morgan Stanley & Co. International	2/5/2025	12,759,724	USD	1,998,472,274	JPY	—	(248)
Morgan Stanley & Co. International	2/5/2025	1,216,866	USD	13,821,445	NOK	—	(11)
Morgan Stanley & Co. International	2/5/2025	2,304,356	USD	25,418,118	SEK	—	(120)
Morgan Stanley & Co. International	2/5/2025	878,224	USD	1,196,443	SGD	—	(19)
Royal Bank of Canada	1/6/2025	7,238,853	AUD	4,482,023	USD	—	(64)
Royal Bank of Canada	1/6/2025	4,216,760	DKK	585,661	USD	—	(42)
Royal Bank of Canada	1/6/2025	15,360,603	EUR	15,907,594	USD	267	—
Royal Bank of Canada	1/6/2025	4,771,190	GBP	5,975,353	USD	—	(72)
Royal Bank of Canada	1/6/2025	590,366	ILS	162,052	USD	—	(16)
Royal Bank of Canada	1/6/2025	17,137,417	NOK	1,508,946	USD	—	(22)
Royal Bank of Canada	1/6/2025	1,152,974	SGD	845,394	USD	—	(120)
Royal Bank of Canada	1/6/2025	4,597,618	USD	7,055,576	AUD	229,136	—
Royal Bank of Canada	1/6/2025	600,765	USD	4,234,092	DKK	12,739	—
Royal Bank of Canada	1/6/2025	16,317,863	USD	15,426,329	EUR	341,934	—
Royal Bank of Canada	1/6/2025	6,129,460	USD	4,822,580	GBP	89,821	—
Royal Bank of Canada	1/6/2025	166,230	USD	603,949	ILS	465	—
Royal Bank of Canada	1/6/2025	1,547,862	USD	17,110,227	NOK	41,332	—
Royal Bank of Canada	1/6/2025	867,196	USD	1,160,842	SGD	16,154	—
Royal Bank of Canada	1/7/2025	3,538,618	CHF	3,905,182	USD	—	(59)
Royal Bank of Canada	1/7/2025	25,183,718	SEK	2,279,759	USD	—	(70)
Royal Bank of Canada	1/7/2025	2,338,556	USD	25,480,310	SEK	32,018	—
Royal Bank of Canada	1/8/2025	1,938,730,627	JPY	12,337,352	USD	148	—
Royal Bank of Canada	1/8/2025	12,655,540	USD	1,891,414,722	JPY	619,144	—
Royal Bank of Canada	2/5/2025	3,603,969	USD	5,820,551	AUD	11	—
Royal Bank of Canada	2/5/2025	3,860,039	USD	3,486,380	CHF	—	(52)
Royal Bank of Canada	2/5/2025	539,340	USD	3,877,424	DKK	20	—
Royal Bank of Canada	2/5/2025	16,216,086	USD	15,640,063	EUR	—	(585)
Royal Bank of Canada	2/5/2025	5,957,856	USD	4,758,549	GBP	—	(103)
Royal Bank of Canada	2/5/2025	168,389	USD	613,098	ILS	—	(14)
Royal Bank of Canada	2/5/2025	12,759,724	USD	1,998,505,449	JPY	—	(460)
Royal Bank of Canada	2/5/2025	1,216,866	USD	13,821,471	NOK	—	(13)
Royal Bank of Canada	2/5/2025	2,304,356	USD	25,417,243	SEK	—	(40)

See Notes to Financial Statements.

18    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) December 31, 2024
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	2/5/2025	878,224	USD	1,196,264	SGD	$112	$—
UBS Group AG	1/6/2025	7,238,655	AUD	4,482,023	USD	—	(187)
UBS Group AG	1/6/2025	4,216,853	DKK	585,661	USD	—	(29)
UBS Group AG	1/6/2025	15,360,277	EUR	15,907,594	USD	—	(71)
UBS Group AG	1/6/2025	4,771,171	GBP	5,975,353	USD	—	(96)
UBS Group AG	1/6/2025	590,285	ILS	162,052	USD	—	(38)
UBS Group AG	1/6/2025	17,136,716	NOK	1,508,946	USD	—	(84)
UBS Group AG	1/6/2025	1,153,153	SGD	845,394	USD	12	—
UBS Group AG	1/7/2025	3,538,599	CHF	3,905,182	USD	—	(81)
UBS Group AG	1/7/2025	25,183,449	SEK	2,279,759	USD	—	(94)
UBS Group AG	1/8/2025	1,938,701,363	JPY	12,337,352	USD	—	(38)
UBS Group AG	2/5/2025	3,603,969	USD	5,820,570	AUD	—	(1)
UBS Group AG	2/5/2025	3,860,039	USD	3,486,380	CHF	—	(52)
UBS Group AG	2/5/2025	539,340	USD	3,877,515	DKK	7	—
UBS Group AG	2/5/2025	16,216,086	USD	15,639,731	EUR	—	(241)
UBS Group AG	2/5/2025	5,957,856	USD	4,758,500	GBP	—	(41)
UBS Group AG	2/5/2025	168,389	USD	613,029	ILS	5	—
UBS Group AG	2/5/2025	12,759,724	USD	1,998,463,700	JPY	—	(193)
UBS Group AG	2/5/2025	1,216,866	USD	13,820,786	NOK	47	—
UBS Group AG	2/5/2025	2,304,356	USD	25,419,213	SEK	—	(219)
UBS Group AG	2/5/2025	878,224	USD	1,196,439	SGD	—	(16)
						$7,554,926	$(89,078)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$291,168,097	$—	$—	$291,168,097
Investment of Cash Collateral for Securities Loaned	—	673,443	—	673,443
Total Investments in Securities	$291,168,097	$673,443	$—	$291,841,540
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$7,554,926	$—	$7,554,926
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(89,078)	$—	$(89,078)
Total – Net	$291,168,097	$8,139,291	$—	$299,307,388

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    19

Schedule of Investments (unaudited) WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) December 31, 2024
Investments	Shares	Value
COMMON STOCKS – 99.3%
Australia – 9.6%
Accent Group Ltd.	305,938	$443,246
Acrow Ltd.	257,787	174,772
Adairs Ltd.	128,669	215,097
Amotiv Ltd.	57,603	378,048
AMP Ltd.	701,431	688,351
ARB Corp. Ltd.	18,058	454,045
AUB Group Ltd.	26,030	502,834
Aussie Broadband Ltd.	65,268	144,670
Australian Clinical Labs Ltd.	97,139	206,894
Australian Ethical Investment Ltd.	74,823	249,238
Auswide Bank Ltd.	84,241	252,965
Autosports Group Ltd.	169,425	182,525
Baby Bunting Group Ltd.	91,320	94,989
Beacon Lighting Group Ltd.	75,708	142,968
Bega Cheese Ltd.	57,939	206,987
Bisalloy Steel Group Ltd.	83,693	229,038
Cedar Woods Properties Ltd.	59,713	203,342
Centuria Capital Group	405,421	445,554
Champion Iron Ltd.	153,334	545,886
Codan Ltd.	39,901	397,746
Collins Foods Ltd.	45,599	204,969
Corporate Travel Management Ltd.	32,288	264,882
Cromwell Property Group	1,597,856	375,939
Dalrymple Bay Infrastructure Ltd.	378,898	844,541
Data#3 Ltd.	60,001	237,386
Dicker Data Ltd.	89,852	468,420
Domain Holdings Australia Ltd.	134,542	210,753
Domino’s Pizza Enterprises Ltd.	24,199	441,094
Downer EDI Ltd.	173,715	564,667
Elders Ltd.	75,395	334,235
EQT Holdings Ltd.	8,676	171,896
EVT Ltd.	50,071	352,797
G8 Education Ltd.	320,418	258,895
Gold Road Resources Ltd.	114,460	145,279
GR Engineering Services Ltd.	236,952	362,371
GrainCorp Ltd., Class A	71,092	323,082
Growthpoint Properties Australia Ltd.	435,496	641,737
GWA Group Ltd.	235,920	353,489
Hansen Technologies Ltd.	59,335	196,544
Helia Group Ltd.	198,883	550,429
Helloworld Travel Ltd.	141,355	171,102
Horizon Oil Ltd.	1,722,522	202,635
Iluka Resources Ltd.	68,691	214,777
Imdex Ltd.	106,282	152,666
Infomedia Ltd.	226,712	216,168
Ingenia Communities Group	109,791	311,335
Inghams Group Ltd.	228,938	450,755
Integral Diagnostics Ltd.	130,654	235,403
IPD Group Ltd.	58,681	140,606
Investments	Shares	Value
IPH Ltd.	174,647	$543,908
IVE Group Ltd.	220,731	286,998
Johns Lyng Group Ltd.	67,173	155,547
Jumbo Interactive Ltd.	31,157	268,529
Kogan.com Ltd.	60,456	232,449
Lindsay Australia Ltd.	296,667	160,721
Lovisa Holdings Ltd.	40,982	765,280
Lycopodium Ltd.	40,259	247,768
Maas Group Holdings Ltd.	52,449	155,550
Macmahon Holdings Ltd.	1,090,082	232,849
Mader Group Ltd.	44,519	165,935
Magellan Financial Group Ltd.	87,588	603,039
Metcash Ltd.	433,603	832,243
Monadelphous Group Ltd.	34,583	299,769
Monash IVF Group Ltd.	181,981	143,095
Myer Holdings Ltd.	404,265	307,870
MyState Ltd.	125,634	346,927
nib holdings Ltd.	195,544	663,470
Nick Scali Ltd.	41,233	383,197
NRW Holdings Ltd.	251,719	598,471
Objective Corp. Ltd.	17,233	169,437
oOh!media Ltd.	214,477	156,696
Orora Ltd.	428,565	652,751
Paragon Care Ltd.*	532,318	158,201
Perenti Ltd.	451,891	390,305
Perpetual Ltd.	52,074	641,286
Perseus Mining Ltd.	260,950	415,228
Pinnacle Investment Management Group Ltd.	64,434	911,585
Platinum Asset Management Ltd.	422,311	180,417
Propel Funeral Partners Ltd.	49,418	179,605
PWR Holdings Ltd.	22,611	110,037
Ramelius Resources Ltd.	262,175	336,014
Redox Ltd.	209,984	592,853
Regal Partners Ltd.	119,029	276,363
Regis Healthcare Ltd.	109,030	405,036
Ridley Corp. Ltd.	165,852	277,256
Service Stream Ltd.	283,074	273,414
SG Fleet Group Ltd.	214,179	452,197
Shaver Shop Group Ltd.	299,649	243,969
Sigma Healthcare Ltd.	178,389	289,378
SmartGroup Corp. Ltd.	66,537	320,096
Southern Cross Electrical Engineering Ltd.	180,271	174,677
SRG Global Ltd.	469,600	402,693
Stanmore Resources Ltd.	426,443	794,737
Tasmea Ltd.	107,185	205,727
Universal Store Holdings Ltd.	53,872	286,185
Ventia Services Group Pty. Ltd.	448,937	1,000,654
Vulcan Steel Ltd.	44,631	186,525
Waypoint REIT Ltd.	288,553	416,272
Westgold Resources Ltd.	79,104	138,606
Total Australia		33,989,862

See Notes to Financial Statements.

20    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) December 31, 2024
Investments	Shares	Value
Austria – 0.4%
Kontron AG(a)	18,785	$378,533
Oesterreichische Post AG	19,590	584,221
Schoeller-Bleckmann Oilfield Equipment AG	13,859	427,660
Total Austria		1,390,414
Belgium – 1.4%
Barco NV	38,712	420,104
Bekaert SA	23,335	808,507
Cofinimmo SA	29,729	1,711,612
Deceuninck NV	67,309	169,367
Fagron	12,876	223,463
Ion Beam Applications	9,895	137,505
Kinepolis Group NV	6,874	280,450
Recticel SA	18,532	201,110
Tessenderlo Group SA	22,128	433,066
Xior Student Housing NV	19,870	610,060
Total Belgium		4,995,244
China – 0.3%
Kerry Logistics Network Ltd.	467,500	414,060
Morimatsu International Holdings Co. Ltd.(a)	312,000	175,923
VSTECS Holdings Ltd.	724,000	484,658
Total China		1,074,641
Denmark – 1.6%
Cementir Holding NV	49,038	535,209
Chemometec AS	3,450	232,919
Dfds AS	12,539	232,442
Matas AS	9,739	183,107
Spar Nord Bank AS	57,354	1,640,597
Sydbank AS	54,786	2,890,841
Total Denmark		5,715,115
Finland – 2.1%
Aktia Bank OYJ	19,014	181,336
Anora Group OYJ	64,505	189,697
Harvia OYJ	5,765	255,800
Kamux Corp.	52,142	142,542
Lassila & Tikanoja OYJ	17,899	145,866
Mandatum OYJ	289,066	1,340,989
Marimekko OYJ	17,345	217,684
Nokian Renkaat OYJ	67,841	516,052
Oma Saastopankki OYJ(a)	20,352	223,390
Outokumpu OYJ	273,939	824,043
Puuilo OYJ	50,479	534,210
Raisio OYJ, Class V	90,776	202,567
Sanoma OYJ	35,185	279,449
Talenom OYJ	35,968	151,214
Terveystalo OYJ(b)	32,893	358,318
TietoEVRY OYJ	77,065	1,358,210
Tokmanni Group Corp.	41,683	522,701
Total Finland		7,444,068
Investments	Shares	Value
France – 2.8%
ABC arbitrage	49,589	$245,964
Bonduelle SCA(a)	22,581	154,793
Catana Group	38,601	201,855
Cie des Alpes	27,537	432,281
Coface SA	113,731	1,693,510
Derichebourg SA	63,723	353,351
Etablissements Maurel & Prom SA	103,785	610,426
Fnac Darty SA	6,466	191,158
Forvia SE	98,998	889,808
GL Events SACA(a)	12,904	245,863
IPSOS SA	18,918	899,554
Manitou BF SA	21,191	368,208
Mersen SA	12,330	263,015
Metropole Television SA	58,462	680,440
Opmobility	86,195	895,227
Quadient SA	15,722	305,415
Television Francaise 1 SA	83,035	628,964
Vicat SACA	20,641	783,348
Total France		9,843,180
Georgia – 0.7%
Bank of Georgia Group PLC	19,625	1,157,640
TBC Bank Group PLC	30,752	1,201,631
Total Georgia		2,359,271
Germany – 2.7%
7C Solarparken AG	55,990	110,157
AIXTRON SE	30,422	479,460
Bilfinger SE	15,499	742,276
CANCOM SE	14,657	352,721
Dermapharm Holding SE	14,450	582,060
Deutz AG	63,735	266,498
Duerr AG	22,236	493,664
ElringKlinger AG(a)	28,620	124,471
GFT Technologies SE	6,544	149,756
Hamborner REIT AG	49,948	325,843
Indus Holding AG	14,261	299,775
Instone Real Estate Group SE(b)	29,035	254,356
Jenoptik AG	10,027	232,994
LANXESS AG	5,849	142,816
M1 Kliniken AG	11,665	200,513
MLP SE	26,894	170,713
Norma Group SE	12,872	199,135
PNE AG	9,591	110,041
RENK Group AG*	16,839	319,686
SAF-Holland SE	32,193	492,704
Sirius Real Estate Ltd.	993,072	976,323
SMA Solar Technology AG(a)	15,975	224,311
Suedzucker AG	169,255	1,819,236
Wacker Neuson SE	30,720	465,707
Total Germany		9,535,216

See Notes to Financial Statements.

WisdomTree Trust    21

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) December 31, 2024
Investments	Shares	Value
Hong Kong – 3.5%
Cafe de Coral Holdings Ltd.(a)	484,000	$486,620
Dah Sing Banking Group Ltd.	373,600	394,379
Dah Sing Financial Holdings Ltd.	172,800	625,092
Guotai Junan International Holdings Ltd.(a)	2,575,000	371,269
Hang Lung Group Ltd.	825,000	1,110,911
Hutchison Telecommunications Hong Kong Holdings Ltd.	3,222,000	381,599
Johnson Electric Holdings Ltd.	430,500	604,078
Luk Fook Holdings International Ltd.	404,000	745,803
Nissin Foods Co. Ltd.	567,000	437,953
Pacific Basin Shipping Ltd.	1,753,000	370,100
Stella International Holdings Ltd.	737,500	1,549,444
SUNeVision Holdings Ltd.	677,000	372,143
Swire Pacific Ltd., Class B	970,000	1,398,567
Tam Jai International Co. Ltd.	2,705,000	271,616
United Laboratories International Holdings Ltd.	760,000	1,209,277
Vitasoy International Holdings Ltd.	190,000	248,997
Viva Goods Company Ltd.(a)	2,832,000	222,391
VTech Holdings Ltd.	253,900	1,725,799
Total Hong Kong		12,526,038
Indonesia – 0.9%
Bumitama Agri Ltd.	363,500	233,150
First Pacific Co. Ltd.	2,538,000	1,473,539
First Resources Ltd.	570,127	622,701
Nickel Industries Ltd.	1,650,375	843,010
Total Indonesia		3,172,400
Ireland – 0.5%
C&C Group PLC	82,974	151,718
Cairn Homes PLC	272,927	657,082
Dalata Hotel Group PLC	69,963	338,326
Kenmare Resources PLC	92,365	367,856
Origin Enterprises PLC	62,002	176,238
Uniphar PLC*	58,263	127,902
Total Ireland		1,819,122
Israel – 5.2%
Altshuler Shaham Finance Ltd.(a)	226,814	401,196
Amot Investments Ltd.	221,655	1,255,598
Ashdod Refinery Ltd.	15,985	234,224
AudioCodes Ltd.	17,781	176,168
Aura Investments Ltd.	32,535	193,497
Automatic Bank Services Ltd.	38,014	257,589
Delek Group Ltd.^	0	44
Electra Real Estate Ltd.	27,460	329,567
Energix-Renewable Energies Ltd.	144,710	496,446
FIBI Holdings Ltd.	18,562	950,095
Fox Wizel Ltd.	5,172	424,417
Gav-Yam Lands Corp. Ltd.	18,498	144,891
Harel Insurance Investments & Financial Services Ltd.	114,617	1,585,100
Hilan Ltd.	2,603	154,523
Investments	Shares	Value
IDI Insurance Co. Ltd.(a)	12,013	$424,979
Israel Canada TR Ltd.	41,611	161,252
Isramco Negev 2 LP	1,198,041	623,738
Magic Software Enterprises Ltd.	28,033	341,983
Matrix IT Ltd.	25,095	588,866
Max Stock Ltd.	93,692	296,994
Maytronics Ltd.	78,537	210,867
Mediterranean Towers Ltd.	96,053	264,672
Mega Or Holdings Ltd.	12,337	392,086
Menora Mivtachim Holdings Ltd.(a)	26,052	1,064,631
Migdal Insurance & Financial Holdings Ltd.	124,862	234,978
Mivne Real Estate KD Ltd.	130,211	389,170
Next Vision Stabilized Systems Ltd.	23,552	390,675
Oil Refineries Ltd.	2,674,736	690,037
One Software Technologies Ltd.	26,899	505,032
Paz Retail & Energy Ltd.^	1	107
Plus500 Ltd.	50,658	1,718,066
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	10,201	692,077
Ratio Energies Finance LP	251,753	235,540
Retailors Ltd.	17,724	361,081
Sapiens International Corp. NV	8,227	222,742
Shufersal Ltd.	43,121	449,122
Sisram Medical Ltd.(b)	374,000	181,994
Strauss Group Ltd.(a)	40,557	767,585
Tamar Petroleum Ltd.(b)	45,043	291,126
Tel Aviv Stock Exchange Ltd.	17,532	203,245
Total Israel		18,306,000
Italy – 4.2%
Alerion Cleanpower SpA	17,084	283,048
Anima Holding SpA(b)	173,238	1,189,342
Arnoldo Mondadori Editore SpA	200,095	439,261
Ascopiave SpA	136,212	387,881
Banca IFIS SpA	43,565	955,463
Banca Sistema SpA	114,234	149,991
Cairo Communication SpA	142,340	360,376
Carel Industries SpA(b)	14,459	277,586
d’Amico International Shipping SA	70,663	294,881
Danieli & C Officine Meccaniche SpA	5,681	142,067
Danieli & C Officine Meccaniche SpA, RSP	9,732	193,085
Datalogic SpA	28,369	150,406
El.En. SpA	17,976	217,413
Enav SpA(b)	345,499	1,458,962
Ferretti SpA	110,436	321,913
Fiera Milano SpA	51,412	237,970
Fila SpA	6,951	74,713
Illimity Bank SpA(a)	68,991	234,895
IMMSI SpA	365,838	199,641
Industrie De Nora SpA(a)	24,553	192,464
Intercos SpA	15,629	225,279
Italian Sea Group SpA	36,973	283,696
Iveco Group NV	53,659	518,967

See Notes to Financial Statements.

22    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) December 31, 2024
Investments	Shares	Value
Maire SpA	101,415	$867,426
MARR SpA	37,564	391,309
MFE-MediaForEurope NV, Class A	214,040	653,833
Orsero SpA	13,191	173,473
OVS SpA(b)	93,583	329,284
Piaggio & C SpA	188,335	425,145
RAI Way SpA(b)	165,358	941,755
Sanlorenzo SpA	8,372	282,183
Sesa SpA	2,622	169,014
Sogefi SpA	161,607	332,680
Technogym SpA(b)	73,746	798,004
Wiit SpA	7,062	141,428
Zignago Vetro SpA(a)	52,376	509,812
Total Italy		14,804,646
Japan – 28.2%
77 Bank Ltd.	16,535	478,396
Adastria Co. Ltd.	9,000	198,428
ADEKA Corp.	20,000	360,461
Advan Group Co. Ltd.	16,200	100,503
Aeon Delight Co. Ltd.	14,000	387,058
Ai Holdings Corp.	17,600	238,982
Aica Kogyo Co. Ltd.	21,900	460,129
Aisan Industry Co. Ltd.	21,300	239,076
AIT Corp.	17,800	194,581
Alleanza Holdings Co. Ltd.	16,900	120,115
Alps Alpine Co. Ltd.	36,300	372,447
Amano Corp.	25,000	681,789
Anritsu Corp.	26,000	233,265
Aoyama Trading Co. Ltd.	21,700	312,051
Arcs Co. Ltd.	14,800	245,223
ARE Holdings, Inc.	21,400	232,846
Ariake Japan Co. Ltd.	2,700	96,036
Artience Co. Ltd.	11,128	223,396
As One Corp.	8,600	145,066
Asanuma Corp.	34,900	148,341
ASKUL Corp.	7,000	75,006
Autobacs Seven Co. Ltd.	17,400	162,530
Awa Bank Ltd.	4,670	80,884
AZ-COM MARUWA Holdings, Inc.	17,900	126,425
Bando Chemical Industries Ltd.	18,600	226,168
Bank of Saga Ltd.	8,800	123,635
Bic Camera, Inc.	15,000	163,400
Bunka Shutter Co. Ltd.	21,500	266,082
C Uyemura & Co. Ltd.	2,500	173,867
Canon Electronics, Inc.	12,300	187,364
Casio Computer Co. Ltd.	77,500	646,737
Central Glass Co. Ltd.	6,800	143,650
Chori Co. Ltd.	9,700	240,402
Chugin Financial Group, Inc.	46,700	487,028
Chugoku Electric Power Co., Inc.	87,500	507,707
Chugoku Marine Paints Ltd.	21,700	327,240
Citizen Watch Co. Ltd.	72,800	432,650
Investments	Shares	Value
Computer Engineering & Consulting Ltd.	17,100	$217,613
Create SD Holdings Co. Ltd.	6,400	114,513
Daicel Corp.	77,700	695,374
Dai-Dan Co. Ltd.	9,000	221,049
Daido Steel Co. Ltd.	52,000	393,077
Daiei Kankyo Co. Ltd.	10,600	194,990
Daihen Corp.	3,737	192,367
Daiichikosho Co. Ltd.	25,000	293,013
Daiki Aluminium Industry Co. Ltd.	13,500	91,225
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,400	65,443
Daio Paper Corp.	19,200	101,644
Daiseki Co. Ltd.	3,600	82,578
Daishi Hokuetsu Financial Group, Inc.	22,300	410,073
Daiwabo Holdings Co. Ltd.	19,800	388,920
DCM Holdings Co. Ltd.	23,000	209,570
Denka Co. Ltd.	22,100	313,796
Dentsu Soken, Inc.	8,200	305,230
Dexerials Corp.	23,900	375,852
DIC Corp.	19,200	413,418
dip Corp.	11,041	175,914
Dowa Holdings Co. Ltd.	9,500	269,356
DTS Corp.	11,900	317,641
Eagle Industry Co. Ltd.	16,800	220,636
EDION Corp.	23,800	271,226
Eiken Chemical Co. Ltd.	9,300	126,931
Elecom Co. Ltd.	18,500	175,394
en Japan, Inc.	6,300	85,024
ES-Con Japan Ltd.	40,300	250,016
ESPEC Corp.	6,700	115,617
Exedy Corp.	13,330	373,199
EXEO Group, Inc.	54,600	601,726
Ezaki Glico Co. Ltd.	6,900	206,087
Financial Partners Group Co. Ltd.	37,700	694,461
FP Corp.	8,600	152,891
FP Partner, Inc.(a)	3,600	47,142
France Bed Holdings Co. Ltd.	14,700	122,157
Fuji Co. Ltd.	8,200	107,378
Fuji Oil Holdings, Inc.	13,900	313,979
Fuji Seal International, Inc.	13,500	218,357
Fujimi, Inc.	14,300	219,195
Fujitec Co. Ltd.	19,600	766,241
Fukuda Denshi Co. Ltd.	5,000	231,293
Fukuyama Transporting Co. Ltd.	6,200	145,966
FULLCAST Holdings Co. Ltd.	14,200	133,995
Funai Soken Holdings, Inc.	9,700	147,512
Furukawa Electric Co. Ltd.	7,400	314,768
Furuno Electric Co. Ltd.	1,400	23,918
Future Corp.	16,800	197,974
G-7 Holdings, Inc.	6,400	60,188
Glory Ltd.	15,900	262,538
Godo Steel Ltd.	7,100	179,352

See Notes to Financial Statements.

WisdomTree Trust    23

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) December 31, 2024
Investments	Shares	Value
Goldwin, Inc.	5,700	$320,797
GS Yuasa Corp.	18,751	316,295
Gunma Bank Ltd.	79,887	541,865
H2O Retailing Corp.	19,300	284,047
Hakuto Co. Ltd.	7,600	213,019
Hanwa Co. Ltd.	10,339	327,617
Hazama Ando Corp.	59,100	447,499
Heiwa Corp.	27,349	423,391
Heiwa Real Estate Co. Ltd.	7,500	208,068
Hiday Hidaka Corp.	3,100	55,112
Hirogin Holdings, Inc.	74,500	551,545
Hogy Medical Co. Ltd.	3,000	90,672
Hokkaido Electric Power Co., Inc.	27,300	144,873
Hokuto Corp.	3,100	35,545
Horiba Ltd.	8,900	518,279
House Foods Group, Inc.	7,600	140,046
HU Group Holdings, Inc.	18,600	302,860
Hyakujushi Bank Ltd.	5,900	122,948
Ichibanya Co. Ltd.	18,900	123,146
Ichigo, Inc.	62,500	149,529
Ichiyoshi Securities Co. Ltd.	15,600	95,490
IDOM, Inc.	21,900	157,882
Iino Kaiun Kaisha Ltd.	41,700	311,503
Inaba Denki Sangyo Co. Ltd.	19,300	481,026
Inabata & Co. Ltd.	14,200	300,878
Itochu Enex Co. Ltd.	32,200	335,809
Itoham Yonekyu Holdings, Inc.	18,680	470,685
IwaiCosmo Holdings, Inc.	10,500	155,135
Izumi Co. Ltd.	12,100	247,990
JAC Recruitment Co. Ltd.	65,800	295,171
Japan Aviation Electronics Industry Ltd.	11,600	219,880
Japan Lifeline Co. Ltd.	21,000	184,264
Japan Securities Finance Co. Ltd.	17,100	223,706
Japan Steel Works Ltd.	6,200	227,943
Jeol Ltd.	4,600	164,963
Joyful Honda Co. Ltd.	15,000	176,285
JTEKT Corp.	91,500	686,716
Juroku Financial Group, Inc.	8,400	228,761
JVCKenwood Corp.	23,500	261,153
Kaga Electronics Co. Ltd.	15,100	278,153
Kagome Co. Ltd.	7,800	147,602
Kamei Corp.	6,300	75,683
Kamigumi Co. Ltd.	23,400	509,809
Kanamoto Co. Ltd.	6,900	147,518
Kaneka Corp.	12,000	286,638
Kanematsu Corp.	33,000	552,870
Kanto Denka Kogyo Co. Ltd.	16,600	103,195
Katitas Co. Ltd.	10,100	146,076
Kato Sangyo Co. Ltd.	5,048	145,022
Keihan Holdings Co. Ltd.	16,700	351,724
Keikyu Corp.	53,300	442,245
Keiyo Bank Ltd.	36,500	183,011
Investments	Shares	Value
KH Neochem Co. Ltd.	8,700	$112,763
Ki-Star Real Estate Co. Ltd.	3,400	93,351
Kitz Corp.	22,700	164,227
Kokuyo Co. Ltd.	37,600	669,173
KOMEDA Holdings Co. Ltd.	13,800	249,025
Komeri Co. Ltd.	5,000	105,148
Konoike Transport Co. Ltd.	14,900	292,956
Krosaki Harima Corp.	8,600	139,813
K’s Holdings Corp.	35,100	314,462
Kumagai Gumi Co. Ltd.	8,100	205,129
Kumiai Chemical Industry Co. Ltd.	24,800	118,666
Kurabo Industries Ltd.	5,863	214,509
Kureha Corp.	8,300	151,836
KYB Corp.	15,800	295,471
Kyoei Steel Ltd.	16,100	188,086
Kyokuto Kaihatsu Kogyo Co. Ltd.	16,100	261,435
Kyokuyo Co. Ltd.	2,200	57,674
Kyorin Pharmaceutical Co. Ltd.	11,773	112,741
Leopalace21 Corp.	48,600	183,069
Life Corp.	16,600	371,271
Lintec Corp.	15,700	306,188
Mabuchi Motor Co. Ltd.	29,800	425,972
Macnica Holdings, Inc.	51,000	598,883
Makino Milling Machine Co. Ltd.	3,000	205,205
Mani, Inc.	11,000	126,546
Marubun Corp.	6,800	47,768
Maruha Nichiro Corp.	13,600	262,810
Marvelous, Inc.	34,600	128,792
Matsui Securities Co. Ltd.	147,900	767,921
Max Co. Ltd.	11,800	264,291
MCJ Co. Ltd.	20,900	190,834
Megmilk Snow Brand Co. Ltd.	14,600	256,587
MEITEC Group Holdings, Inc.	41,700	786,717
Micronics Japan Co. Ltd.	4,600	110,492
Mie Kotsu Group Holdings, Inc.	16,200	51,128
MIRAIT ONE Corp.	18,500	270,979
Mirarth Holdings, Inc.	77,800	255,439
Miroku Jyoho Service Co. Ltd.	6,900	86,887
Mitsubishi Materials Corp.	36,900	564,794
Mitsubishi Shokuhin Co. Ltd.	9,200	293,866
Mitsuboshi Belting Ltd.	11,400	290,150
Mitsui DM Sugar Holdings Co. Ltd.	11,000	236,574
Mitsui Mining & Smelting Co. Ltd.	12,900	383,076
Mitsui-Soko Holdings Co. Ltd.	4,100	193,573
Mizuho Medy Co. Ltd.	8,000	76,406
Mizuno Corp.	3,900	222,347
Mochida Pharmaceutical Co. Ltd.	4,300	96,309
Monex Group, Inc.	78,300	479,784
Morinaga & Co. Ltd.	15,300	264,459
Morinaga Milk Industry Co. Ltd.	16,400	305,491
Morita Holdings Corp.	5,500	76,292
Musashi Seimitsu Industry Co. Ltd.	13,200	332,604

See Notes to Financial Statements.

24    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) December 31, 2024
Investments	Shares	Value
Musashino Bank Ltd.	7,800	$148,893
Nafco Co. Ltd.	4,300	57,649
Nagase & Co. Ltd.	20,400	418,618
Nagoya Railroad Co. Ltd.	25,600	285,467
Nakayama Steel Works Ltd.	24,100	115,010
Nankai Electric Railway Co. Ltd.	24,900	393,321
Nichias Corp.	14,374	511,998
Nichicon Corp.	18,700	130,529
Nichiden Corp.	5,000	98,148
Nifco, Inc.	15,400	375,201
Nihon Chouzai Co. Ltd.	7,000	64,317
Nihon Kohden Corp.	21,600	296,320
Nihon M&A Center Holdings, Inc.	77,400	325,636
Nikkon Holdings Co. Ltd.	27,700	359,381
Nippn Corp.	22,700	315,743
Nippon Carbon Co. Ltd.	3,200	89,488
Nippon Denko Co. Ltd.	59,700	108,262
Nippon Electric Glass Co. Ltd.	26,200	561,976
Nippon Gas Co. Ltd.	48,600	670,739
Nippon Kanzai Holdings Co. Ltd.	8,100	138,127
Nippon Kayaku Co. Ltd.	42,800	349,677
Nippon Light Metal Holdings Co. Ltd.	6,300	62,495
Nippon Parking Development Co. Ltd.	57,800	78,705
Nippon Shinyaku Co. Ltd.	15,400	390,879
Nippon Shokubai Co. Ltd.	31,600	385,047
Nippon Signal Co. Ltd.	15,700	92,905
Nippon Soda Co. Ltd.	15,300	283,103
Nippon Yakin Kogyo Co. Ltd.	5,400	138,127
Nipro Corp.	18,500	176,219
Nishimatsu Construction Co. Ltd.	12,550	418,440
Nishi-Nippon Railroad Co. Ltd.	4,800	69,270
Nishio Holdings Co. Ltd.	2,800	84,182
Nisshin Oillio Group Ltd.	7,300	240,144
Nissin Corp.	5,600	165,157
Nissui Corp.	53,000	303,310
Nitto Kogyo Corp.	23,200	427,361
Nittoc Construction Co. Ltd.	26,200	166,876
Noevir Holdings Co. Ltd.	20,373	634,550
Nomura Co. Ltd.	20,558	117,205
Nomura Micro Science Co. Ltd.(a)	5,600	82,347
Noritake Co. Ltd.	6,700	169,248
North Pacific Bank Ltd.	63,000	183,596
NS United Kaiun Kaisha Ltd.	7,200	185,772
NSD Co. Ltd.	19,900	427,858
NSK Ltd.	169,100	739,086
NTN Corp.	111,900	181,350
Obara Group, Inc.	4,300	109,579
Ogaki Kyoritsu Bank Ltd.	6,000	73,912
Ohsho Food Service Corp.	9,116	176,914
Okamura Corp.	26,900	353,110
Okinawa Cellular Telephone Co.	15,700	434,557
Okinawa Financial Group, Inc.	3,642	60,321
Investments	Shares	Value
OKUMA Corp.	12,500	$271,220
Okumura Corp.	14,890	373,292
Okuwa Co. Ltd.	6,600	37,208
Onoken Co. Ltd.	5,400	51,712
Onward Holdings Co. Ltd.	33,800	126,890
Open Up Group, Inc.	18,600	212,084
Organo Corp.	4,000	208,704
Osaka Soda Co. Ltd.	8,900	113,034
Osaki Electric Co. Ltd.	23,900	118,314
OSG Corp.	23,700	279,662
PAL GROUP Holdings Co. Ltd.	8,380	162,897
PALTAC Corp.	8,000	222,041
Paramount Bed Holdings Co. Ltd.	11,100	191,192
Penta-Ocean Construction Co. Ltd.	57,900	241,127
PHC Holdings Corp.	24,900	152,417
Pigeon Corp.	35,100	325,182
PILLAR Corp.	6,400	176,330
Pilot Corp.	4,000	123,747
Pola Orbis Holdings, Inc.	58,400	531,010
Press Kogyo Co. Ltd.	38,700	138,144
Prima Meat Packers Ltd.	8,957	126,638
Raito Kogyo Co. Ltd.	9,500	134,194
Relo Group, Inc.	20,600	252,781
Rengo Co. Ltd.	51,150	285,107
Resorttrust, Inc.	20,200	403,846
Restar Corp.	12,454	205,638
Riken Vitamin Co. Ltd.	14,700	229,442
Roland Corp.	6,200	154,645
Rorze Corp.	10,600	103,194
Round One Corp.	34,500	288,232
Ryobi Ltd.	4,600	66,588
RYODEN Corp.	6,700	105,130
S Foods, Inc.	3,600	62,695
Saibu Gas Holdings Co. Ltd.	5,600	61,715
Sakata Seed Corp.	2,700	59,529
Sala Corp.	14,100	80,566
San ju San Financial Group, Inc.	9,700	140,785
San-A Co. Ltd.	10,700	197,851
San-Ai Obbli Co. Ltd.	37,800	455,784
Sangetsu Corp.	21,200	403,874
San-In Godo Bank Ltd.	31,400	252,742
Sanki Engineering Co. Ltd.	20,500	412,844
Sankyu, Inc.	15,300	532,716
Santec Holdings Corp.	2,800	132,018
Sawai Group Holdings Co. Ltd.	15,400	210,775
SBI Global Asset Management Co. Ltd.	40,397	172,733
Scroll Corp.	20,100	137,871
Seikitokyu Kogyo Co. Ltd.	16,100	159,914
Seiko Group Corp.	5,000	155,733
Seiren Co. Ltd.	14,400	256,645
Senko Group Holdings Co. Ltd.	38,580	365,769
Senshu Ikeda Holdings, Inc.	43,800	110,364

See Notes to Financial Statements.

WisdomTree Trust    25

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) December 31, 2024
Investments	Shares	Value
Seria Co. Ltd.	11,500	$206,131
Seven Bank Ltd.	282,900	561,084
Shibaura Machine Co. Ltd.	4,000	91,245
Shibaura Mechatronics Corp.	2,600	132,349
Shikoku Electric Power Co., Inc.	61,300	481,515
Shin Nippon Air Technologies Co. Ltd.	10,200	132,465
Shinagawa Refractories Co. Ltd.	13,100	146,621
Shin-Etsu Polymer Co. Ltd.	15,500	162,535
Shinmaywa Industries Ltd.	21,400	190,089
Ship Healthcare Holdings, Inc.	16,600	232,903
Shizuoka Gas Co. Ltd.	34,400	234,207
SHO-BOND Holdings Co. Ltd.	19,000	631,198
Shoei Co. Ltd.	12,800	183,497
Showa Sangyo Co. Ltd.	15,300	275,996
Sinfonia Technology Co. Ltd.	2,000	81,700
SKY Perfect JSAT Holdings, Inc.	46,500	268,952
Sotetsu Holdings, Inc.	15,500	246,022
St. Marc Holdings Co. Ltd.	5,700	98,361
Star Micronics Co. Ltd.	13,100	157,373
Starts Corp., Inc.	18,400	444,897
Stella Chemifa Corp.	2,500	70,311
Sumida Corp.	22,900	129,246
Sumitomo Bakelite Co. Ltd.	15,100	372,216
Sumitomo Mitsui Construction Co. Ltd.	18,300	48,090
Sumitomo Osaka Cement Co. Ltd.	5,000	105,529
Sumitomo Riko Co. Ltd.	16,700	172,993
Sun Frontier Fudousan Co. Ltd.	17,600	217,928
Suruga Bank Ltd.	36,400	261,257
Suzuden Corp.	4,300	51,465
Suzuken Co. Ltd.	8,200	247,158
SWCC Corp.	4,500	217,613
Systena Corp.	116,900	270,010
T Hasegawa Co. Ltd.	4,000	79,028
Tachibana Eletech Co. Ltd.	5,800	96,913
Tachi-S Co. Ltd.	15,900	176,442
Taihei Dengyo Kaisha Ltd.	1,600	51,209
Taiheiyo Cement Corp.	20,600	470,172
Taikisha Ltd.	8,400	267,244
Taiyo Holdings Co. Ltd.	14,600	380,886
Takamatsu Construction Group Co. Ltd.	3,900	69,657
Takara Holdings, Inc.	33,800	291,416
Takara Standard Co. Ltd.	14,400	154,940
Takasago International Corp.	2,000	74,192
Takasago Thermal Engineering Co. Ltd.	21,900	885,420
Takashimaya Co. Ltd.	34,700	279,084
Takeuchi Manufacturing Co. Ltd.	9,400	297,862
Takuma Co. Ltd.	19,500	205,844
Tama Home Co. Ltd.	9,300	210,960
Tamron Co. Ltd.	14,400	411,861
TechnoPro Holdings, Inc.	18,600	350,673
Teijin Ltd.	23,600	200,921
TKC Corp.	10,100	244,210
Investments	Shares	Value
Toagosei Co. Ltd.	32,500	$313,502
Tocalo Co. Ltd.	23,000	272,499
Toda Corp.	61,204	374,834
Toho Holdings Co. Ltd.	5,600	152,151
Tohokushinsha Film Corp.	47,900	189,271
TOKAI Holdings Corp.	41,000	253,315
Tokai Rika Co. Ltd.	21,300	308,874
Tokai Tokyo Financial Holdings, Inc.	88,718	279,431
Tokuyama Corp.	18,400	308,794
Tokyo Electron Device Ltd.	6,400	124,408
Tokyo Kiraboshi Financial Group, Inc.	5,900	171,189
Tokyo Sangyo Co. Ltd.	22,900	107,681
Tokyo Steel Manufacturing Co. Ltd.	24,800	235,281
Tokyu Construction Co. Ltd.	24,400	111,939
Tomy Co. Ltd.	14,100	407,317
Tosei Corp.	11,800	189,058
Totetsu Kogyo Co. Ltd.	13,745	293,861
Towa Pharmaceutical Co. Ltd.	4,500	96,065
Toyo Construction Co. Ltd.	29,100	251,449
Toyo Seikan Group Holdings Ltd.	53,700	822,277
Toyo Tire Corp.	53,400	830,935
Toyobo Co. Ltd.	20,000	123,059
Toyoda Gosei Co. Ltd.	39,300	695,552
Toyota Boshoku Corp.	64,700	845,184
Transcosmos, Inc.	8,900	189,428
Trusco Nakayama Corp.	14,000	209,074
Tsubakimoto Chain Co.	43,468	540,999
Tsumura & Co.	12,213	365,862
UACJ Corp.	7,400	250,967
UBE Corp.	29,900	458,602
Ulvac, Inc.	6,100	239,327
Universal Entertainment Corp.	24,500	161,504
Valor Holdings Co. Ltd.	11,000	153,423
Valqua Ltd.	5,700	118,599
VT Holdings Co. Ltd.	25,200	79,852
Wacoal Holdings Corp.	6,700	230,424
Wellneo Sugar Co. Ltd.	20,000	282,769
West Holdings Corp.	4,100	47,298
Workman Co. Ltd.	7,600	215,437
YAMABIKO Corp.	19,100	309,786
Yamaguchi Financial Group, Inc.	50,100	522,964
Yamaichi Electronics Co. Ltd.	5,300	78,205
Yamazen Corp.	22,900	203,413
Yellow Hat Ltd.	11,200	191,418
Yokogawa Bridge Holdings Corp.	13,500	242,409
Yokorei Co. Ltd.	5,700	30,937
Yuasa Trading Co. Ltd.	5,000	140,780
Yurtec Corp.	22,200	220,079
Zenrin Co. Ltd.	7,000	37,102
Zeon Corp.	55,200	526,500
Total Japan		99,746,353
See Notes to Financial Statements.

26    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) December 31, 2024
Investments	Shares	Value
Jersey – 0.3%
Ithaca Energy PLC	625,393	$864,700
JTC PLC(b)	21,511	265,093
Total Jersey		1,129,793
Malaysia – 0.0%
Frencken Group Ltd.	158,000	130,875
Netherlands – 1.0%
Brunel International NV	29,124	273,532
Corbion NV	18,757	419,534
ForFarmers NV	71,757	250,406
Fugro NV	23,726	410,782
Kendrion NV	12,937	139,321
Koninklijke BAM Groep NV	106,214	461,715
Koninklijke Heijmans NV	13,519	441,666
PostNL NV(a)	281,325	303,547
Sligro Food Group NV	14,714	169,733
Wereldhave NV	44,390	632,490
Total Netherlands		3,502,726
Norway – 5.2%
ABG Sundal Collier Holding ASA	273,987	170,799
AF Gruppen ASA	21,199	276,995
Aker Solutions ASA	181,881	498,047
AMSC ASA	97,973	224,286
Austevoll Seafood ASA	85,225	733,886
Avance Gas Holding Ltd.(a)(b)	70,902	510,664
Belships ASA	278,381	492,673
Bonheur ASA	13,419	308,378
Borregaard ASA	18,987	304,933
Bouvet ASA	37,124	250,057
Deep Value Driller AS	121,719	173,619
Elmera Group ASA(b)	114,553	385,295
Europris ASA(b)	71,827	459,775
Golden Ocean Group Ltd.	131,716	1,154,872
Hoegh Autoliners ASA	257,610	2,567,628
Kid ASA(b)	24,782	292,391
Kitron ASA	72,308	215,319
Klaveness Combination Carriers ASA(b)	56,742	372,207
Leroy Seafood Group ASA	216,928	938,967
MPC Container Ships ASA	402,430	734,535
NORBIT ASA	30,286	257,598
Norconsult Norge AS	84,373	328,730
Odfjell Drilling Ltd.	99,600	449,883
Panoro Energy ASA	92,733	226,988
Pexip Holding ASA	44,487	171,957
Protector Forsikring ASA	10,296	258,367
Rana Gruber ASA	47,844	321,422
Reach Subsea ASA	232,010	160,974
SpareBank 1 Nord Norge	63,075	685,767
Sparebank 1 Oestlandet	21,032	291,961
SpareBank 1 SMN	69,382	1,046,593
Investments	Shares	Value
Sparebanken Vest	53,161	$663,263
Stolt-Nielsen Ltd.	37,939	965,399
TGS ASA	99,510	993,580
Veidekke ASA	41,814	523,533
Total Norway		18,411,341
Portugal – 1.3%
Altri SGPS SA	105,807	583,971
Corticeira Amorim SGPS SA	45,659	380,603
CTT-Correios de Portugal SA	74,703	417,717
NOS SGPS SA	286,161	986,745
REN – Redes Energeticas Nacionais SGPS SA	397,006	937,307
Semapa-Sociedade de Investimento & Gestao	26,291	386,041
Sonae SGPS SA	988,053	935,140
Total Portugal		4,627,524
Singapore – 3.2%
Aztech Global Ltd.	748,400	386,763
BW LPG Ltd.(b)	124,946	1,378,467
Centurion Corp. Ltd.	477,800	336,232
China Aviation Oil Singapore Corp. Ltd.	293,900	197,125
ComfortDelGro Corp. Ltd.	1,236,200	1,341,135
CSE Global Ltd.	803,058	244,296
Delfi Ltd.	438,000	250,433
Digital Core REIT Management Pte. Ltd.	750,400	435,232
Food Empire Holdings Ltd.*	410,300	297,755
Geo Energy Resources Ltd.	958,700	207,313
Hong Fok Corp. Ltd.	222,500	133,741
Hong Leong Asia Ltd.	312,800	208,656
iFAST Corp. Ltd.	41,000	222,702
Keppel Infrastructure Trust(a)	3,916,850	1,292,027
Netlink NBN Trust	1,787,300	1,139,826
Propnex Ltd.	232,900	161,333
Riverstone Holdings Ltd.	695,300	555,547
Sheng Siong Group Ltd.	724,501	870,973
SIA Engineering Co. Ltd.	289,500	502,943
StarHub Ltd.	661,600	586,817
UMS Integration Ltd.	398,925	301,197
Wing Tai Holdings Ltd.	269,700	245,146
Total Singapore		11,295,659
South Africa – 0.1%
Pan African Resources PLC	650,201	279,716
Spain – 2.0%
Acerinox SA	132,018	1,291,859
Almirall SA	38,574	328,934
Atresmedia Corp. de Medios de Comunicacion SA	154,527	699,255
Construcciones y Auxiliar de Ferrocarriles SA	12,150	439,717
Elecnor SA	19,025	316,388
Ence Energia y Celulosa SA(a)	104,106	333,970
Ercros SA*	42,439	155,128
Faes Farma SA	126,779	456,853
Gestamp Automocion SA(a)(b)	257,087	660,210
Global Dominion Access SA(b)	68,302	198,035

See Notes to Financial Statements.

WisdomTree Trust    27

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) December 31, 2024
Investments	Shares	Value
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	181,342	$203,553
Melia Hotels International SA	48,083	366,703
Neinor Homes SA(b)	46,130	807,273
Pharma Mar SA	2,805	231,785
Prosegur Cash SA(b)	334,087	190,963
Tubacex SA	65,817	221,840
Total Spain		6,902,466
Sweden – 5.6%
AcadeMedia AB(b)	35,556	217,212
AddLife AB, Class B	9,426	117,129
Addnode Group AB	19,288	181,197
AFRY AB	32,827	456,638
Alimak Group AB(b)	27,438	291,533
Alleima AB	67,643	459,759
Ambea AB(b)	25,130	219,590
AQ Group AB	16,913	214,297
Arise AB	46,211	153,699
Arjo AB, Class B	54,889	180,128
Atea ASA	47,608	592,724
Attendo AB(b)	51,397	237,233
Bahnhof AB, Class B	51,844	245,396
Beijer Alma AB	10,473	155,637
Bergman & Beving AB	4,995	140,593
Bilia AB, Class A	54,530	595,676
BioGaia AB, Class B	18,557	187,934
Biotage AB	10,560	153,680
Bravida Holding AB(b)	79,800	578,499
Bredband2 i Skandinavien AB	1,242,798	220,907
Bufab AB	6,863	272,799
Bulten AB	20,182	132,790
Catella AB	53,265	134,256
Clas Ohlson AB, Class B	20,532	390,227
Cloetta AB, Class B	149,162	340,193
Coor Service Management Holding AB(b)	80,907	251,158
Corem Property Group AB, Class B	248,250	150,308
Dometic Group AB(b)	90,140	424,217
Duni AB	23,475	200,348
Electrolux Professional AB, Class B	36,754	227,857
Elekta AB, Class B	102,773	568,778
Engcon AB	18,398	174,168
Fagerhult Group AB	55,245	270,494
Fasadgruppen Group AB	30,101	125,316
FastPartner AB, Class A	50,778	294,119
Granges AB	24,146	287,805
Hanza AB	29,524	204,945
Heba Fastighets AB, Class B	40,170	119,064
HMS Networks AB	6,945	272,665
Instalco AB	65,644	195,817
Inwido AB	24,051	403,780
ITAB Shop Concept AB	98,791	186,866
JM AB	13,009	196,502
Investments	Shares	Value
KNOW IT AB	15,815	$197,522
Lindab International AB	21,964	455,610
Loomis AB	26,833	816,944
MEKO AB	19,481	235,904
MIPS AB	5,305	225,850
NCAB Group AB	38,808	226,542
NCC AB, Class B	36,898	542,321
New Wave Group AB, Class B	38,329	337,006
Nolato AB, Class B	70,514	345,893
Nordic Paper Holding AB	72,007	324,933
NP3 Fastigheter AB	10,841	245,288
OEM International AB, Class B	26,766	270,827
Paradox Interactive AB	16,221	301,540
Peab AB, Class B	65,994	473,039
Platzer Fastigheter Holding AB, Class B	35,624	276,306
Proact IT Group AB	11,363	121,145
Ratos AB, Class B	77,390	219,508
Rusta AB	34,007	230,063
Rvrc Holding AB	35,331	131,037
Scandi Standard AB	27,967	215,399
SkiStar AB	20,012	296,306
Svedbergs Group AB	39,466	148,052
Synsam AB	38,122	153,706
Systemair AB	44,020	353,379
Troax Group AB	11,893	242,182
Truecaller AB, Class B	42,041	194,619
VBG Group AB, Class B	7,783	219,770
Vitec Software Group AB, Class B	5,330	262,418
Volati AB	17,477	155,168
Zinzino AB, Class B	21,068	161,310
Total Sweden		19,803,520
Switzerland – 1.0%
Arbonia AG*	19,116	235,826
Ascom Holding AG, Registered Shares	18,660	85,656
Huber & Suhner AG, Registered Shares	4,279	350,347
Implenia AG, Registered Shares	4,881	165,348
International Workplace Group PLC	98,738	196,742
Landis & Gyr Group AG	7,677	487,092
Mobilezone Holding AG, Registered Shares	27,338	313,124
OC Oerlikon Corp. AG, Registered Shares	143,403	555,415
u-blox Holding AG	1,641	132,185
Valiant Holding AG, Registered Shares	9,559	1,113,854
Total Switzerland		3,635,589
United Kingdom – 15.1%
4imprint Group PLC	9,066	551,249
Advanced Medical Solutions Group PLC*	61,434	152,033
AG Barr PLC	54,703	417,226
AJ Bell PLC	136,456	773,311
Alfa Financial Software Holdings PLC	118,723	318,937
Alpha Group International PLC	3,664	107,378
Alumasc Group PLC	36,069	142,294
Assura PLC	1,826,726	877,139

See Notes to Financial Statements.

28    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) December 31, 2024
Investments	Shares	Value
Avon Technologies PLC	13,757	$253,270
Bakkavor Group PLC(b)	218,233	399,040
Begbies Traynor Group PLC	152,885	181,517
Bloomsbury Publishing PLC	34,738	293,230
Bodycote PLC	63,314	501,934
Breedon Group PLC	111,025	619,458
Brickability Group PLC	189,637	152,001
Brooks Macdonald Group PLC	9,343	195,995
Bytes Technology Group PLC	83,997	444,566
Card Factory PLC	252,235	308,949
Chemring Group PLC	54,512	224,270
Chesnara PLC	170,731	565,563
City of London Investment Group PLC	49,518	244,965
Clarkson PLC	11,346	561,995
CMC Markets PLC(b)	114,591	355,914
Coats Group PLC	429,709	508,030
Cohort PLC	14,649	199,976
Craneware PLC*	6,296	166,376
CVS Group PLC	11,266	118,520
Domino’s Pizza Group PLC	126,253	498,076
Dr. Martens PLC	495,060	447,649
Elementis PLC	169,472	308,182
Elixirr International PLC	18,960	170,968
Empiric Student Property PLC	230,447	240,991
Epwin Group PLC	161,745	195,479
Equals Group PLC	134,581	226,699
Essentra PLC	85,955	143,175
Eurocell PLC	69,714	149,300
Fevertree Drinks PLC	25,720	217,107
Firstgroup PLC	207,416	417,447
Focusrite PLC	58,859	191,659
Fonix PLC	58,341	159,284
Forterra PLC(b)	54,021	109,603
Franchise Brands PLC	72,162	143,697
FRP Advisory Group PLC	133,906	245,686
Fuller Smith & Turner PLC, Class A	15,265	118,531
Future PLC	13,724	159,332
FW Thorpe PLC	48,899	194,747
Galliford Try Holdings PLC	70,755	343,821
Gamma Communications PLC	13,696	262,439
Gateley Holdings PLC	125,769	218,943
GB Group PLC	55,294	235,451
Genuit Group PLC	57,926	282,569
Genus PLC	10,129	196,626
GlobalData PLC	188,350	445,831
Grainger PLC	189,707	534,575
Great Portland Estates PLC	130,772	471,683
H&T Group PLC	44,706	198,484
Halfords Group PLC	121,820	199,863
Hammerson PLC	188,891	661,442
Harbour Energy PLC	452,086	1,446,056
Investments	Shares	Value
Hargreaves Services PLC	36,645	$263,433
Hays PLC	441,332	444,114
Helical PLC	76,538	165,831
Henry Boot PLC	65,168	187,718
Hill & Smith PLC	22,565	527,904
Hilton Food Group PLC	39,314	446,578
Hollywood Bowl Group PLC	108,928	407,218
Hunting PLC	57,050	206,489
Ibstock PLC(b)	133,444	294,140
Impax Asset Management Group PLC	87,505	270,690
IntegraFin Holdings PLC	105,909	458,273
James Halstead PLC(a)	211,634	458,537
Johnson Service Group PLC	101,966	173,164
Just Group PLC	234,154	476,245
Kainos Group PLC	44,157	447,395
Keller Group PLC	32,100	582,930
Keystone Law Group PLC	30,320	217,964
Kier Group PLC	162,806	302,585
Kitwave Group PLC	40,505	159,541
Knights Group Holdings PLC*	109,670	144,218
Lancashire Holdings Ltd.	79,609	657,038
Learning Technologies Group PLC	190,344	233,381
LSL Property Services PLC	76,421	290,957
Luceco PLC(b)	87,572	140,823
Macfarlane Group PLC	94,847	127,695
Marshalls PLC	84,790	312,732
ME GROUP INTERNATIONAL PLC	178,639	458,641
Mears Group PLC	60,433	273,984
Michelmersh Brick Holdings PLC	151,996	189,408
Midwich Group PLC	108,577	397,067
Mitie Group PLC	522,078	719,235
MJ Gleeson PLC	19,887	125,778
MONY Group PLC	230,859	555,414
Morgan Advanced Materials PLC	136,482	464,930
Morgan Sindall Group PLC	21,001	1,025,764
Mortgage Advice Bureau Holdings Ltd.	26,232	200,403
MP Evans Group PLC	39,740	494,718
NCC Group PLC	111,702	210,683
Next 15 Group PLC	45,653	224,987
Nichols PLC	16,389	260,675
NIOX GROUP PLC	234,636	185,131
Norcros PLC	58,072	186,914
Oxford Instruments PLC	9,597	259,016
Pagegroup PLC	125,080	538,250
PayPoint PLC	56,348	550,448
Pennon Group PLC	168,095	1,249,449
Pets at Home Group PLC	179,492	462,180
Polar Capital Holdings PLC	83,780	533,024
Premier Foods PLC	143,146	336,322
Primary Health Properties PLC	697,678	815,229
Property Franchise Group PLC	36,416	184,710

See Notes to Financial Statements.

WisdomTree Trust    29

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) December 31, 2024
Investments	Shares	Value
Reach PLC	296,700	$309,532
Renew Holdings PLC	24,053	272,622
Restore PLC(a)	42,133	127,169
Ricardo PLC	50,960	268,054
Sabre Insurance Group PLC(b)	174,265	301,184
Safestore Holdings PLC	60,923	491,372
Savills PLC	30,050	389,895
Secure Trust Bank PLC	17,464	79,176
Senior PLC	127,538	254,927
Serco Group PLC	262,372	497,164
Severfield PLC	229,904	147,997
Smiths News PLC	422,011	357,284
Speedy Hire PLC	413,455	144,987
Spire Healthcare Group PLC(b)	101,541	287,404
SSP Group PLC	197,983	448,053
SThree PLC	78,857	292,331
Supreme PLC	89,203	195,506
Tatton Asset Management PLC	21,632	184,496
Team Internet Group PLC*	105,476	124,304
Telecom Plus PLC	47,322	1,018,191
TP ICAP Group PLC	534,486	1,727,027
Travis Perkins PLC	32,657	298,158
Treatt PLC	25,752	157,066
Tristel PLC	41,352	220,104
TT Electronics PLC	207,477	275,435
Vertu Motors PLC	204,998	151,733
Vesuvius PLC	153,732	814,419
Victorian Plumbing Group PLC	102,944	119,644
Victrex PLC	58,014	781,786
Volex PLC	41,637	147,052
Volution Group PLC	38,109	267,275
Warpaint London PLC	31,181	203,066
WH Smith PLC	28,364	422,369
Wickes Group PLC	209,828	397,336
Wilmington PLC	44,335	215,438
Workspace Group PLC	77,430	476,139
XPS Pensions Group PLC	87,452	373,480
YouGov PLC*	41,685	216,656
Young & Co.’s Brewery PLC, Class A	15,283	165,756
Yu Group PLC	10,409	235,956
Zigup PLC	209,862	845,002
Total United Kingdom		53,473,029
United States – 0.4%
Noram Drilling AS	70,737	208,648
RHI Magnesita NV	19,836	809,869
TI Fluid Systems PLC(b)	155,311	375,796
Total United States		1,394,313
TOTAL COMMON STOCKS
(Cost: $332,432,218)		351,308,121
Investments	Shares	Value
RIGHTS – 0.0%
Austria – 0.0%
Elders Ltd.*†
(Cost: $0)	14,260	$0
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(c) (Cost: $174,923)	174,923	174,923
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.3%
United States – 1.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(c) (Cost: $4,714,814)	4,714,814	4,714,814
TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $337,321,955)		356,197,858
Other Liabilities less Assets – (0.6)%		(1,964,564)
NET ASSETS – 100.0%		$354,233,294

*  Non-income producing security.

^  Share amount represents a fractional share.

†     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)   Security, or portion thereof, was on loan at December 31, 2024 (See Note 2). At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,314,432 and the total market value of the collateral held by the Fund was $4,714,814.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of December 31, 2024.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israel shekel
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
USD	United States dollar
OTHER ABBREVIATIONS:
RSP	Risparmio Italian Savings Shares

See Notes to Financial Statements.

30    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) December 31, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	1/6/2025	7,289,103	USD	11,186,245	AUD	$363,104	$—
Barclays Bank PLC	1/6/2025	723,171	USD	5,096,654	DKK	15,353	—
Barclays Bank PLC	1/6/2025	10,299,743	USD	9,736,966	EUR	215,875	—
Barclays Bank PLC	1/6/2025	8,102,677	USD	6,375,066	GBP	118,755	—
Barclays Bank PLC	1/6/2025	1,510,802	USD	5,489,025	ILS	4,243	—
Barclays Bank PLC	1/6/2025	4,287,023	USD	47,388,842	NOK	114,507	—
Barclays Bank PLC	1/6/2025	1,027,225	USD	1,375,061	SGD	19,133	—
Barclays Bank PLC	1/7/2025	602,972	USD	529,011	CHF	19,170	—
Barclays Bank PLC	1/7/2025	3,736,456	USD	40,712,645	SEK	51,052	—
Barclays Bank PLC	1/8/2025	19,489,553	USD	2,912,781,909	JPY	953,483	—
Citigroup, Inc	1/6/2025	321,088	ILS	87,686	USD	442	—
Citigroup, Inc	1/6/2025	2,826,641	NOK	248,816	USD	65	—
Citigroup, Inc	1/6/2025	81,042	SGD	59,620	USD	—	(206)
Citigroup, Inc	1/6/2025	7,289,103	USD	11,186,108	AUD	363,189	—
Citigroup, Inc	1/6/2025	723,171	USD	5,096,767	DKK	15,338	—
Citigroup, Inc	1/6/2025	10,299,743	USD	9,737,049	EUR	215,789	—
Citigroup, Inc	1/6/2025	8,102,677	USD	6,375,081	GBP	118,736	—
Citigroup, Inc	1/6/2025	1,510,802	USD	5,489,176	ILS	4,202	—
Citigroup, Inc	1/6/2025	4,287,023	USD	47,388,885	NOK	114,503	—
Citigroup, Inc	1/6/2025	1,027,225	USD	1,375,040	SGD	19,148	—
Citigroup, Inc	1/7/2025	2,397,677	SEK	216,861	USD	182	—
Citigroup, Inc	1/7/2025	602,972	USD	528,981	CHF	19,203	—
Citigroup, Inc	1/7/2025	3,736,456	USD	40,711,225	SEK	51,180	—
Citigroup, Inc	1/8/2025	19,489,553	USD	2,912,791,654	JPY	953,421	—
Goldman Sachs	1/6/2025	680,486	AUD	423,054	USD	—	(1,729)
Goldman Sachs	1/6/2025	11,871,344	AUD	7,350,273	USD	—	(93)
Goldman Sachs	1/6/2025	300,643	DKK	41,972	USD	—	(219)
Goldman Sachs	1/6/2025	5,250,884	DKK	729,236	USD	1^	—
Goldman Sachs	1/6/2025	574,009	EUR	597,790	USD	—	(3,331)
Goldman Sachs	1/6/2025	10,028,949	EUR	10,386,180	USD	74	—
Goldman Sachs	1/6/2025	375,910	GBP	470,274	USD	503	—
Goldman Sachs	1/6/2025	6,524,231	GBP	8,170,673	USD	59	—
Goldman Sachs	1/6/2025	5,550,702	ILS	1,523,480	USD	7	—
Goldman Sachs	1/6/2025	49,097,324	NOK	4,322,999	USD	—	(54)
Goldman Sachs	1/6/2025	1,412,928	SGD	1,035,842	USD	11	—
Goldman Sachs	1/6/2025	7,289,103	USD	11,186,194	AUD	363,136	—
Goldman Sachs	1/6/2025	723,171	USD	5,096,678	DKK	15,350	—
Goldman Sachs	1/6/2025	10,299,743	USD	9,736,966	EUR	215,875	—
Goldman Sachs	1/6/2025	8,102,677	USD	6,375,126	GBP	118,679	—
Goldman Sachs	1/6/2025	1,510,802	USD	5,489,025	ILS	4,243	—
Goldman Sachs	1/6/2025	4,287,023	USD	47,390,295	NOK	114,379	—
Goldman Sachs	1/6/2025	1,027,225	USD	1,375,050	SGD	19,141	—
Goldman Sachs	1/7/2025	31,478	CHF	34,996	USD	—	(258)
Goldman Sachs	1/7/2025	550,961	CHF	608,030	USD	—	(5)
Goldman Sachs	1/7/2025	41,623,170	SEK	3,767,812	USD	15	—
Goldman Sachs	1/7/2025	602,972	USD	529,016	CHF	19,164	—
Goldman Sachs	1/7/2025	3,736,456	USD	40,713,019	SEK	51,018	—

See Notes to Financial Statements.

WisdomTree Trust    31

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) December 31, 2024
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	1/8/2025	178,568,311	JPY	1,131,160	USD	$5,195	$—
Goldman Sachs	1/8/2025	3,088,220,762	JPY	19,653,109	USD	—	(599)
Goldman Sachs	1/8/2025	19,489,553	USD	2,912,742,930	JPY	953,731	—
Goldman Sachs	2/5/2025	5,909,077	USD	9,543,576	AUD	—	(97)
Goldman Sachs	2/5/2025	580,686	USD	524,482	CHF	—	(16)
Goldman Sachs	2/5/2025	873,865	USD	6,282,852	DKK	—	(32)
Goldman Sachs	2/5/2025	10,708,910	USD	10,328,461	EUR	—	(335)
Goldman Sachs	2/5/2025	8,115,840	USD	6,482,207	GBP	—	(231)
Goldman Sachs	2/5/2025	1,611,690	USD	5,868,463	ILS	—	(233)
Goldman Sachs	2/5/2025	20,244,110	USD	3,170,602,142	JPY	250	—
Goldman Sachs	2/5/2025	3,472,714	USD	39,443,909	NOK	—	(33)
Goldman Sachs	2/5/2025	3,897,676	USD	42,992,302	SEK	—	(123)
Goldman Sachs	2/5/2025	1,059,266	USD	1,443,073	SGD	—	(15)
HSBC Holdings PLC	1/6/2025	11,871,249	AUD	7,350,274	USD	—	(153)
HSBC Holdings PLC	1/6/2025	5,250,842	DKK	729,240	USD	—	(9)
HSBC Holdings PLC	1/6/2025	10,028,949	EUR	10,386,180	USD	74	—
HSBC Holdings PLC	1/6/2025	6,524,051	GBP	8,170,676	USD	—	(170)
HSBC Holdings PLC	1/6/2025	5,550,629	ILS	1,523,481	USD	—	(14)
HSBC Holdings PLC	1/6/2025	49,096,808	NOK	4,323,000	USD	—	(100)
HSBC Holdings PLC	1/6/2025	1,412,925	SGD	1,035,846	USD	5	—
HSBC Holdings PLC	1/6/2025	7,289,103	USD	11,185,954	AUD	363,285	—
HSBC Holdings PLC	1/6/2025	723,171	USD	5,096,707	DKK	15,346	—
HSBC Holdings PLC	1/6/2025	10,299,743	USD	9,737,030	EUR	215,808	—
HSBC Holdings PLC	1/6/2025	8,102,677	USD	6,375,016	GBP	118,818	—
HSBC Holdings PLC	1/6/2025	1,510,802	USD	5,489,025	ILS	4,243	—
HSBC Holdings PLC	1/6/2025	4,287,023	USD	47,388,238	NOK	114,560	—
HSBC Holdings PLC	1/6/2025	1,027,225	USD	1,375,043	SGD	19,146	—
HSBC Holdings PLC	1/7/2025	550,961	CHF	608,033	USD	—	(8)
HSBC Holdings PLC	1/7/2025	41,622,804	SEK	3,767,813	USD	—	(19)
HSBC Holdings PLC	1/7/2025	602,972	USD	529,014	CHF	19,167	—
HSBC Holdings PLC	1/7/2025	3,736,456	USD	40,711,528	SEK	51,153	—
HSBC Holdings PLC	1/8/2025	3,088,321,464	JPY	19,653,112	USD	39	—
HSBC Holdings PLC	1/8/2025	19,489,553	USD	2,912,739,032	JPY	953,756	—
HSBC Holdings PLC	2/5/2025	5,909,077	USD	9,543,515	AUD	—	(59)
HSBC Holdings PLC	2/5/2025	580,690	USD	524,480	CHF	—	(10)
HSBC Holdings PLC	2/5/2025	873,866	USD	6,282,730	DKK	—	(14)
HSBC Holdings PLC	2/5/2025	10,708,913	USD	10,328,414	EUR	—	(283)
HSBC Holdings PLC	2/5/2025	8,115,843	USD	6,481,966	GBP	73	—
HSBC Holdings PLC	2/5/2025	1,611,693	USD	5,868,635	ILS	—	(277)
HSBC Holdings PLC	2/5/2025	20,244,111	USD	3,170,705,543	JPY	—	(410)
HSBC Holdings PLC	2/5/2025	3,472,715	USD	39,443,062	NOK	42	—
HSBC Holdings PLC	2/5/2025	3,897,680	USD	42,991,956	SEK	—	(87)
HSBC Holdings PLC	2/5/2025	1,059,269	USD	1,443,085	SGD	—	(20)
JPMorgan Chase Bank NA	1/6/2025	728,910	USD	1,170,406	AUD	4,250	—
JPMorgan Chase Bank NA	1/6/2025	72,317	USD	519,018	DKK	236	—
JPMorgan Chase Bank NA	1/6/2025	1,029,975	USD	990,665	EUR	4,015	—
JPMorgan Chase Bank NA	1/6/2025	810,268	USD	646,215	GBP	970	—
JPMorgan Chase Bank NA	1/6/2025	151,080	USD	551,702	ILS	—	(344)
JPMorgan Chase Bank NA	1/6/2025	428,702	USD	4,875,353	NOK	—	(566)
JPMorgan Chase Bank NA	1/6/2025	102,722	USD	139,713	SGD	295	—

See Notes to Financial Statements.

32    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) December 31, 2024
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank NA	1/7/2025	60,298	USD	54,261	CHF	$417	$—
JPMorgan Chase Bank NA	1/7/2025	373,646	USD	4,150,239	SEK	—	(2,043)
JPMorgan Chase Bank NA	1/8/2025	1,948,955	USD	306,109,888	JPY	963	—
Morgan Stanley & Co. International	1/6/2025	11,871,441	AUD	7,350,274	USD	—	(34)
Morgan Stanley & Co. International	1/6/2025	5,250,855	DKK	729,240	USD	—	(7)
Morgan Stanley & Co. International	1/6/2025	10,028,968	EUR	10,386,180	USD	94	—
Morgan Stanley & Co. International	1/6/2025	6,524,101	GBP	8,170,676	USD	—	(108)
Morgan Stanley & Co. International	1/6/2025	5,550,530	ILS	1,523,481	USD	—	(41)
Morgan Stanley & Co. International	1/6/2025	49,097,331	NOK	4,323,000	USD	—	(54)
Morgan Stanley & Co. International	1/6/2025	1,412,934	SGD	1,035,846	USD	12	—
Morgan Stanley & Co. International	1/7/2025	550,962	CHF	608,033	USD	—	(6)
Morgan Stanley & Co. International	1/7/2025	41,622,898	SEK	3,767,813	USD	—	(11)
Morgan Stanley & Co. International	1/8/2025	3,088,338,602	JPY	19,653,112	USD	148	—
Morgan Stanley & Co. International	2/5/2025	5,909,077	USD	9,543,299	AUD	75	—
Morgan Stanley & Co. International	2/5/2025	580,690	USD	524,482	CHF	—	(12)
Morgan Stanley & Co. International	2/5/2025	873,866	USD	6,282,597	DKK	4	—
Morgan Stanley & Co. International	2/5/2025	10,708,913	USD	10,328,484	EUR	—	(355)
Morgan Stanley & Co. International	2/5/2025	8,115,843	USD	6,482,116	GBP	—	(115)
Morgan Stanley & Co. International	2/5/2025	1,611,693	USD	5,868,127	ILS	—	(138)
Morgan Stanley & Co. International	2/5/2025	20,244,111	USD	3,170,702,952	JPY	—	(393)
Morgan Stanley & Co. International	2/5/2025	3,472,715	USD	39,443,899	NOK	—	(32)
Morgan Stanley & Co. International	2/5/2025	3,897,680	USD	42,993,223	SEK	—	(202)
Morgan Stanley & Co. International	2/5/2025	1,059,269	USD	1,443,089	SGD	—	(23)
Royal Bank of Canada	1/6/2025	11,871,326	AUD	7,350,274	USD	—	(105)
Royal Bank of Canada	1/6/2025	5,250,529	DKK	729,240	USD	—	(53)
Royal Bank of Canada	1/6/2025	10,029,046	EUR	10,386,180	USD	174	—
Royal Bank of Canada	1/6/2025	6,524,108	GBP	8,170,676	USD	—	(98)
Royal Bank of Canada	1/6/2025	5,550,137	ILS	1,523,481	USD	—	(149)
Royal Bank of Canada	1/6/2025	49,097,219	NOK	4,323,000	USD	—	(64)
Royal Bank of Canada	1/6/2025	1,412,718	SGD	1,035,846	USD	—	(147)
Royal Bank of Canada	1/6/2025	7,289,101	USD	11,185,968	AUD	363,274	—
Royal Bank of Canada	1/6/2025	723,167	USD	5,096,761	DKK	15,335	—
Royal Bank of Canada	1/6/2025	10,299,743	USD	9,737,012	EUR	215,827	—
Royal Bank of Canada	1/6/2025	8,102,675	USD	6,375,079	GBP	118,736	—
Royal Bank of Canada	1/6/2025	1,510,802	USD	5,489,070	ILS	4,231	—
Royal Bank of Canada	1/6/2025	4,287,021	USD	47,389,176	NOK	114,476	—
Royal Bank of Canada	1/6/2025	1,027,224	USD	1,375,057	SGD	19,135	—
Royal Bank of Canada	1/7/2025	550,959	CHF	608,033	USD	—	(9)
Royal Bank of Canada	1/7/2025	41,621,742	SEK	3,767,813	USD	—	(115)
Royal Bank of Canada	1/7/2025	602,972	USD	529,008	CHF	19,173	—
Royal Bank of Canada	1/7/2025	3,736,455	USD	40,711,461	SEK	51,158	—
Royal Bank of Canada	1/8/2025	3,088,352,359	JPY	19,653,112	USD	236	—
Royal Bank of Canada	1/8/2025	19,489,550	USD	2,912,781,421	JPY	953,483	—
Royal Bank of Canada	2/5/2025	5,909,077	USD	9,543,391	AUD	17	—
Royal Bank of Canada	2/5/2025	580,690	USD	524,478	CHF	—	(8)
Royal Bank of Canada	2/5/2025	873,866	USD	6,282,398	DKK	32	—
Royal Bank of Canada	2/5/2025	10,708,913	USD	10,328,514	EUR	—	(386)
Royal Bank of Canada	2/5/2025	8,115,843	USD	6,482,137	GBP	—	(141)
Royal Bank of Canada	2/5/2025	1,611,693	USD	5,868,115	ILS	—	(134)
Royal Bank of Canada	2/5/2025	20,244,111	USD	3,170,755,587	JPY	—	(729)
Royal Bank of Canada	2/5/2025	3,472,715	USD	39,443,972	NOK	—	(38)
See Notes to Financial Statements.

WisdomTree Trust    33

Schedule of Investments (unaudited) (concluded) WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) December 31, 2024
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	2/5/2025	3,897,680	USD	42,991,742	SEK	$—	$(68)
Royal Bank of Canada	2/5/2025	1,059,269	USD	1,442,873	SGD	135	—
UBS Group AG	1/6/2025	11,871,000	AUD	7,350,274	USD	—	(307)
UBS Group AG	1/6/2025	5,250,644	DKK	729,240	USD	—	(37)
UBS Group AG	1/6/2025	10,028,833	EUR	10,386,180	USD	—	(46)
UBS Group AG	1/6/2025	6,524,082	GBP	8,170,676	USD	—	(131)
UBS Group AG	1/6/2025	5,549,383	ILS	1,523,481	USD	—	(356)
UBS Group AG	1/6/2025	49,095,211	NOK	4,323,000	USD	—	(241)
UBS Group AG	1/6/2025	1,412,938	SGD	1,035,846	USD	15	—
UBS Group AG	1/7/2025	550,956	CHF	608,033	USD	—	(13)
UBS Group AG	1/7/2025	41,621,297	SEK	3,767,813	USD	—	(156)
UBS Group AG	1/8/2025	3,088,305,742	JPY	19,653,112	USD	—	(61)
UBS Group AG	2/5/2025	5,909,077	USD	9,543,422	AUD	—	(2)
UBS Group AG	2/5/2025	580,690	USD	524,478	CHF	—	(8)
UBS Group AG	2/5/2025	873,866	USD	6,282,547	DKK	11	—
UBS Group AG	2/5/2025	10,708,913	USD	10,328,295	EUR	—	(159)
UBS Group AG	2/5/2025	8,115,843	USD	6,482,070	GBP	—	(56)
UBS Group AG	2/5/2025	1,611,693	USD	5,867,455	ILS	47	—
UBS Group AG	2/5/2025	20,244,111	USD	3,170,689,348	JPY	—	(306)
UBS Group AG	2/5/2025	3,472,715	USD	39,442,017	NOK	134	—
UBS Group AG	2/5/2025	3,897,680	USD	42,995,074	SEK	—	(370)
UBS Group AG	2/5/2025	1,059,269	USD	1,443,083	SGD	—	(19)
						$9,393,527	$(18,238)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$351,308,121	$—	$—	$351,308,121
Rights	—	—	0*	0
Mutual Fund	—	174,923	—	174,923
Investment of Cash Collateral for Securities Loaned	—	4,714,814	—	4,714,814
Total Investments in Securities	$351,308,121	$4,889,737	$ 0	$356,197,858
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$9,393,527	$—	$9,393,527
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(18,238)	$—	$(18,238)
Total – Net	$351,308,121	$14,265,026	$ 0	$365,573,147

*   Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

34    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Emerging Markets ex-China Fund (XC) December 31, 2024
Investments	Shares	Value
COMMON STOCKS — 100.5%
Argentina — 0.1%
Banks — 0.1%
Grupo Financiero Galicia SA, ADR	1,106	$68,926
Brazil — 5.0%
Aerospace & Defense — 0.2%
Embraer SA*	11,222	102,069
Banks — 0.2%
Banco Bradesco SA	23,285	40,103
Banco Santander Brasil SA	5,823	22,452
Itau Unibanco Holding SA	7,229	31,477
Itausa SA	15,951	23,211
Total Banks		117,243
Beverages — 0.2%
Ambev SA	66,690	126,733
Broadline Retail — 1.5%
MercadoLibre, Inc.*	497	845,119
Capital Markets — 0.3%
B3 SA — Brasil Bolsa Balcao	86,845	145,073
Commercial Services & Supplies — 0.0%
GPS Participacoes & Empreendimentos SA(a)	5,958	13,482
Consumer Staples Distribution & Retail — 0.2%
Raia Drogasil SA	17,680	62,960
Sendas Distribuidora SA*	26,367	24,029
Total Consumer Staples Distribution & Retail		86,989
Containers & Packaging — 0.1%
Klabin SA	16,453	61,787
Diversified Telecommunication Services — 0.1%
Telefonica Brasil SA	6,142	46,499
Electric Utilities — 0.2%
CPFL Energia SA	2,772	14,175
Energisa SA	3,133	18,500
Equatorial Energia SA	16,457	72,990
Transmissora Alianca de Energia Eletrica SA	3,000	15,957
Total Electric Utilities		121,622
Electrical Equipment — 0.4%
WEG SA	24,635	210,427
Food Products — 0.1%
BRF SA	8,850	36,329
Ground Transportation — 0.2%
Localiza Rent a Car SA	13,022	67,873
Rumo SA	18,794	54,272
Total Ground Transportation		122,145
Health Care Providers & Services — 0.2%
Hapvida Participacoes & Investimentos SA*(a)	73,232	26,434
Rede D’Or Sao Luiz SA(a)	17,775	73,139
Total Health Care Providers & Services		99,573
Investments	Shares	Value
Hotels, Restaurants & Leisure — 0.0%
Arcos Dorados Holdings, Inc., Class A	1,313	$9,559
Household Durables — 0.0%
Cyrela Brazil Realty SA Empreendimentos & Participacoes	3,910	10,728
Independent Power & Renewable Electricity Producers — 0.1%
Eneva SA*	20,811	35,472
Engie Brasil Energia SA	4,075	23,416
Total Independent Power & Renewable Electricity Producers		58,888
Insurance — 0.0%
Porto Seguro SA	2,951	17,459
Metals & Mining — 0.0%
Cia Siderurgica Nacional SA	9,197	13,190
Oil, Gas & Consumable Fuels — 0.3%
Brava Energia	6,203	23,616
Cosan SA	17,526	23,149
PRIO SA	12,197	79,268
Ultrapar Participacoes SA	10,554	27,129
Total Oil, Gas & Consumable Fuels		153,162
Paper & Forest Products — 0.2%
Suzano SA	10,506	105,063
Personal Care Products — 0.0%
Natura & Co. Holding SA	12,303	25,411
Pharmaceuticals — 0.0%
Hypera SA	5,671	16,606
Real Estate Management & Development — 0.1%
Allos SA	5,652	16,569
Multiplan Empreendimentos Imobiliarios SA	4,828	16,474
Total Real Estate Management & Development		33,043
Software — 0.1%
TOTVS SA	7,558	32,726
Specialty Retail — 0.1%
Lojas Renner SA	16,600	32,567
Vibra Energia SA	16,387	47,321
Total Specialty Retail		79,888
Textiles, Apparel & Luxury Goods — 0.0%
Azzas 2154 SA	2,457	11,764
Transportation Infrastructure — 0.1%
CCR SA	14,702	24,203
Santos Brasil Participacoes SA	7,471	15,878
Total Transportation Infrastructure		40,081
Water Utilities — 0.0%
Cia De Sanena Do Parana	4,093	18,412
Wireless Telecommunication Services — 0.1%
TIM SA	12,829	30,069
Total Brazil		2,791,139

See Notes to Financial Statements.

WisdomTree Trust    35

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets ex-China Fund (XC) December 31, 2024
Investments	Shares	Value
Chile — 0.4%
Banks — 0.2%
Banco de Chile	474,237	$53,908
Banco de Credito & Inversiones SA	868	24,089
Banco Santander Chile	596,996	28,393
Total Banks		106,390
Broadline Retail — 0.1%
Falabella SA*	8,738	30,883
Consumer Staples Distribution & Retail — 0.1%
Cencosud SA	11,554	25,559
Electric Utilities — 0.0%
Enel Americas SA	205,309	18,012
Paper & Forest Products — 0.0%
Empresas CMPC SA	10,579	16,603
Passenger Airlines — 0.0%
Latam Airlines Group SA*	1,811,311	25,006
Specialty Retail — 0.0%
Empresas Copec SA	3,280	20,049
Total Chile		242,502
China — 0.2%
Chemicals — 0.0%
Jinan Acetate Chemical Co. Ltd.	1,000	27,360
Machinery — 0.1%
Airtac International Group	2,000	51,488
Semiconductors & Semiconductor Equipment — 0.1%
Silergy Corp.	3,000	36,923
Total China		115,771
Czech Republic — 0.2%
Banks — 0.2%
Komercni Banka AS	1,982	69,173
Moneta Money Bank AS(a)	6,019	30,650
Total Czech Republic		99,823
Hungary — 0.3%
Banks — 0.2%
OTP Bank Nyrt	2,305	125,850
Oil, Gas & Consumable Fuels — 0.0%
MOL Hungarian Oil & Gas PLC	4,134	28,409
Pharmaceuticals — 0.1%
Richter Gedeon Nyrt	1,249	32,698
Total Hungary		186,957
India — 30.4%
Air Freight & Logistics — 0.0%
Delhivery Ltd.*	6,148	24,857
Automobile Components — 0.7%
Apollo Tyres Ltd.	3,802	23,510
Balkrishna Industries Ltd.	959	32,597
Bharat Forge Ltd.	2,829	42,940
Bosch Ltd.	93	37,042
Investments	Shares	Value
Exide Industries Ltd.	4,665	$22,697
Motherson Sumi Wiring India Ltd.	18,686	12,712
MRF Ltd.	29	44,250
Samvardhana Motherson International Ltd.	30,843	56,243
Sona Blw Precision Forgings Ltd.(a)	5,246	36,447
Sundram Fasteners Ltd.	1,227	15,180
Tube Investments of India Ltd.	1,133	47,328
UNO Minda Ltd.	2,229	27,421
ZF Commercial Vehicle Control Systems India Ltd.	73	10,270
Total Automobile Components		408,637
Automobiles — 1.9%
Bajaj Auto Ltd.	776	79,750
Eicher Motors Ltd.	1,561	87,918
Hero MotoCorp Ltd.	1,477	71,778
Mahindra & Mahindra Ltd.	9,825	345,094
Maruti Suzuki India Ltd.	1,492	189,231
Tata Motors Ltd.	20,175	174,417
TVS Motor Co. Ltd.	2,764	76,466
Total Automobiles		1,024,654
Banks — 5.4%
AU Small Finance Bank Ltd.(a)	3,582	23,392
Axis Bank Ltd.	26,654	331,472
Bandhan Bank Ltd.(a)	9,737	18,090
Federal Bank Ltd.	20,338	47,516
HDFC Bank Ltd.	63,996	1,325,200
ICICI Bank Ltd.	57,870	866,322
IDFC First Bank Ltd.*	37,739	27,833
IndusInd Bank Ltd.	6,614	74,175
Kotak Mahindra Bank Ltd.	12,003	250,403
RBL Bank Ltd.(a)	5,622	10,375
Total Banks		2,974,778
Beverages — 0.4%
Radico Khaitan Ltd.	897	27,303
United Breweries Ltd.	882	20,985
United Spirits Ltd.	3,334	63,299
Varun Beverages Ltd.	13,935	103,926
Total Beverages		215,513
Biotechnology — 0.1%
Biocon Ltd.	6,293	26,855
Building Products — 0.1%
Astral Ltd.	1,419	27,385
Blue Star Ltd.	1,373	34,306
Kajaria Ceramics Ltd.	879	11,899
Total Building Products		73,590
Capital Markets — 0.3%
360 ONE WAM Ltd.	2,439	35,747
Angel One Ltd.	490	16,779
CRISIL Ltd.	191	14,843
HDFC Asset Management Co. Ltd.(a)	1,101	54,000
Indian Energy Exchange Ltd.(a)	4,606	9,780

See Notes to Financial Statements.

36    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets ex-China Fund (XC) December 31, 2024
Investments	Shares	Value
Multi Commodity Exchange of India Ltd.	277	$20,170
Nippon Life India Asset Management Ltd.(a)	1,680	14,266
Total Capital Markets		165,585
Chemicals — 1.1%
Aarti Industries Ltd.	2,168	10,384
Asian Paints Ltd.	5,084	135,473
Atul Ltd.	187	15,202
Berger Paints India Ltd.	3,144	16,472
Carborundum Universal Ltd.	1,094	16,352
Castrol India Ltd.	4,636	10,690
Coromandel International Ltd.	1,483	32,564
Deepak Nitrite Ltd.	804	23,424
EID Parry India Ltd.*	1,089	11,367
Gujarat Fluorochemicals Ltd.	469	22,820
Himadri Speciality Chemical Ltd.	2,772	18,931
Linde India Ltd.	212	14,848
Navin Fluorine International Ltd.	433	16,416
PCBL Ltd.	2,058	10,817
PI Industries Ltd.	895	38,530
Pidilite Industries Ltd.	1,713	58,110
Solar Industries India Ltd.	279	31,882
SRF Ltd.	1,557	40,700
Supreme Industries Ltd.	678	37,225
Tata Chemicals Ltd.	1,710	21,016
UPL Ltd.	5,781	33,830
Total Chemicals		617,053
Commercial Services & Supplies — 0.0%
CMS Info Systems Ltd.	1,244	7,126
Construction & Engineering — 0.8%
IRB Infrastructure Developers Ltd.	23,268	15,557
Kalpataru Projects International Ltd.	1,131	17,137
KEC International Ltd.	1,297	18,161
Larsen & Toubro Ltd.	7,514	316,630
NCC Ltd.	5,441	17,407
Praj Industries Ltd.	1,372	13,159
Voltas Ltd.	2,585	54,045
Total Construction & Engineering		452,096
Construction Materials — 0.8%
ACC Ltd.	864	20,714
Ambuja Cements Ltd.	8,216	51,419
Dalmia Bharat Ltd.	945	19,507
Grasim Industries Ltd.	3,520	100,431
JK Cement Ltd.	391	20,987
Ramco Cements Ltd.	1,590	17,934
Shree Cement Ltd.	106	31,812
UltraTech Cement Ltd.	1,283	171,234
Total Construction Materials		434,038
Consumer Staples Distribution & Retail — 0.1%
Avenue Supermarts Ltd.*(a)	1,761	73,264
Investments	Shares	Value
Diversified Telecommunication Services — 0.2%
HFCL Ltd.	12,127	$15,954
Indus Towers Ltd.*	15,598	62,273
Tata Communications Ltd.	1,239	24,651
Total Diversified Telecommunication Services		102,878
Electric Utilities — 0.3%
Adani Energy Solutions Ltd.*	4,094	38,552
CESC Ltd.	6,728	14,611
Reliance Infrastructure Ltd.*	3,342	11,873
Tata Power Co. Ltd.	19,318	88,542
Torrent Power Ltd.	1,912	33,185
Total Electric Utilities		186,763
Electrical Equipment — 0.8%
ABB India Ltd.	563	45,455
CG Power & Industrial Solutions Ltd.	6,745	57,355
Finolex Cables Ltd.	885	12,218
GE Vernova T&D India Ltd.	1,091	26,454
Havells India Ltd.	2,714	53,102
Hitachi Energy India Ltd.	104	17,507
Inox Wind Ltd.*	10,464	22,125
KEI Industries Ltd.	618	32,026
Polycab India Ltd.	502	42,642
Suzlon Energy Ltd.*	128,487	93,378
Triveni Turbine Ltd.	1,516	13,127
V-Guard Industries Ltd.	1,859	9,174
Total Electrical Equipment		424,563
Electronic Equipment, Instruments & Components — 0.1%
Amara Raja Energy & Mobility Ltd.	1,311	18,375
Honeywell Automation India Ltd.	25	12,251
Kaynes Technology India Ltd.*	292	25,298
Redington Ltd.	6,319	14,767
Total Electronic Equipment, Instruments & Components		70,691
Entertainment — 0.0%
PVR Inox Ltd.*	788	12,011
Financial Services — 0.2%
Bajaj Finserv Ltd.	4,325	79,216
One 97 Communications Ltd.*	3,827	45,499
Total Financial Services		124,715
Food Products — 0.6%
Britannia Industries Ltd.	1,283	71,374
Marico Ltd.	5,762	43,040
Nestle India Ltd.	3,975	100,754
Patanjali Foods Ltd.	1,101	22,916
Tata Consumer Products Ltd.	7,332	78,336
Total Food Products		316,420
Gas Utilities — 0.1%
Adani Total Gas Ltd.	3,002	26,686

See Notes to Financial Statements.

WisdomTree Trust    37

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets ex-China Fund (XC) December 31, 2024
Investments	Shares	Value
Health Care Providers & Services — 0.6%
Apollo Hospitals Enterprise Ltd.	1,113	$94,854
Aster DM Healthcare Ltd.(a)	2,510	15,068
Dr. Lal PathLabs Ltd.(a)	454	15,911
Fortis Healthcare Ltd.	5,802	48,784
Global Health Ltd.*	812	10,229
Krishna Institute of Medical Sciences Ltd.*(a)	3,075	21,478
Max Healthcare Institute Ltd.	8,370	110,293
Narayana Hrudayalaya Ltd.	835	12,414
Total Health Care Providers & Services		329,031
Hotels, Restaurants & Leisure — 0.7%
Indian Hotels Co. Ltd.	9,727	99,703
Jubilant Foodworks Ltd.	4,603	38,608
Zomato Ltd.*	73,258	237,922
Total Hotels, Restaurants & Leisure		376,233
Household Durables — 0.3%
Amber Enterprises India Ltd.*	182	15,705
Crompton Greaves Consumer Electricals Ltd.	6,698	30,965
Dixon Technologies India Ltd.	374	78,354
Whirlpool of India Ltd.	612	13,154
Total Household Durables		138,178
Independent Power & Renewable Electricity Producers — 0.3%
Adani Green Energy Ltd.*	4,315	52,452
Adani Power Ltd.*	9,678	59,851
Jaiprakash Power Ventures Ltd.*	55,184	11,409
JSW Energy Ltd.	5,907	44,340
Total Independent Power & Renewable Electricity Producers		168,052
Independent Power and Renewable Electricity Producers — 0.0%
Reliance Power Ltd.*	27,658	13,762
Industrial Conglomerates — 0.2%
3M India Ltd.	31	11,005
Apar Industries Ltd.	177	21,331
Nava Ltd.	869	10,033
Siemens Ltd.	946	72,221
Total Industrial Conglomerates		114,590
Insurance — 0.5%
HDFC Life Insurance Co. Ltd.(a)	10,649	76,751
ICICI Lombard General Insurance Co. Ltd.(a)	2,742	57,257
ICICI Prudential Life Insurance Co. Ltd.(a)	3,944	30,167
Max Financial Services Ltd.*	2,556	33,256
PB Fintech Ltd.*	3,427	84,414
Star Health & Allied Insurance Co. Ltd.*	2,662	14,768
Total Insurance		296,613
Interactive Media & Services — 0.2%
Info Edge India Ltd.	811	82,198
IT Services — 3.7%
Coforge Ltd.	648	73,138
Cyient Ltd.	834	17,898
HCL Technologies Ltd.	10,871	243,466
Investments	Shares	Value
Infosys Ltd.	35,316	$775,507
LTIMindtree Ltd.(a)	915	59,700
Mphasis Ltd.	1,170	38,910
Persistent Systems Ltd.	1,089	82,141
Sonata Software Ltd.	1,876	13,134
Tata Consultancy Services Ltd.	10,189	487,327
Tata Technologies Ltd.	1,312	13,660
Tech Mahindra Ltd.	6,416	127,865
Wipro Ltd.	28,964	102,119
Total IT Services		2,034,865
Life Sciences Tools & Services — 0.2%
Divi’s Laboratories Ltd.	1,405	100,087
Syngene International Ltd.(a)	2,042	20,475
Total Life Sciences Tools & Services		120,562
Machinery — 0.4%
AIA Engineering Ltd.	438	17,408
Ashok Leyland Ltd.	16,310	42,007
Cummins India Ltd.	1,530	58,509
Elgi Equipments Ltd.	2,330	15,779
Escorts Kubota Ltd.	390	15,181
Grindwell Norton Ltd.	474	10,629
Kirloskar Oil Engines Ltd.	922	11,062
Schaeffler India Ltd.	454	18,061
SKF India Ltd.	233	12,188
Thermax Ltd.	444	20,950
Timken India Ltd.	385	14,039
Titagarh Rail System Ltd.	929	11,988
Total Machinery		247,801
Media — 0.1%
Affle India Ltd.*	599	12,477
Zee Entertainment Enterprises Ltd.	10,691	15,146
Total Media		27,623
Metals & Mining — 1.1%
APL Apollo Tubes Ltd.	2,068	37,881
Hindalco Industries Ltd.	15,937	112,146
Jindal Stainless Ltd.	3,576	29,205
Jindal Steel & Power Ltd.	4,134	44,940
JSW Steel Ltd.	10,057	105,899
Lloyds Metals & Energy Ltd.	1,351	19,439
Ramkrishna Forgings Ltd.	1,138	11,881
Ratnamani Metals & Tubes Ltd.	259	9,615
Tata Steel Ltd.	77,621	125,162
Vedanta Ltd.	18,012	93,506
Welspun Corp. Ltd.	1,398	13,289
Total Metals & Mining		602,963
Oil, Gas & Consumable Fuels — 2.1%
Aegis Logistics Ltd.	1,428	13,677
Great Eastern Shipping Co. Ltd.	972	10,922
Reliance Industries Ltd.	80,560	1,143,703
Total Oil, Gas & Consumable Fuels		1,168,302
See Notes to Financial Statements.

38    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets ex-China Fund (XC) December 31, 2024
Investments	Shares	Value
Paper & Forest Products — 0.0%
Aditya Birla Real Estate Ltd.	552	$16,175
Passenger Airlines — 0.2%
InterGlobe Aviation Ltd.*(a)	2,173	115,593
Personal Care Products — 0.8%
Colgate-Palmolive India Ltd.	1,496	46,841
Dabur India Ltd.	6,735	39,884
Emami Ltd.	2,612	18,329
Godrej Consumer Products Ltd.	4,265	53,904
Hindustan Unilever Ltd.	9,936	270,045
Procter & Gamble Hygiene & Health Care Ltd.	103	17,702
Total Personal Care Products		446,705
Pharmaceuticals — 1.7%
Ajanta Pharma Ltd.	477	16,337
Alkem Laboratories Ltd.	409	26,915
Aurobindo Pharma Ltd.	3,098	48,290
Cipla Ltd.	6,058	108,191
Concord Biotech Ltd.	676	17,456
Dr. Reddy’s Laboratories Ltd.	6,553	106,278
Gland Pharma Ltd.(a)	804	16,710
GlaxoSmithKline Pharmaceuticals Ltd.	482	12,678
Glenmark Pharmaceuticals Ltd.	1,660	31,199
Ipca Laboratories Ltd.	1,481	29,325
JB Chemicals & Pharmaceuticals Ltd.	686	14,777
Laurus Labs Ltd.(a)	4,538	31,946
Lupin Ltd.	2,612	71,870
Mankind Pharma Ltd.*	1,049	35,293
Natco Pharma Ltd.	897	14,535
Neuland Laboratories Ltd.	96	15,389
Onesource Specialty Pharma Ltd.*^	326	6,139
Piramal Pharma Ltd.	6,429	19,993
Strides Pharma Science Ltd.	652	5,022
Sun Pharmaceutical Industries Ltd.	11,471	252,743
Suven Pharmaceuticals Ltd.*	978	13,008
Torrent Pharmaceuticals Ltd.	1,053	41,327
Zydus Lifesciences Ltd.	2,801	31,791
Total Pharmaceuticals		967,212
Professional Services — 0.1%
Computer Age Management Services Ltd.	561	33,258
Firstsource Solutions Ltd.	3,247	14,260
L&T Technology Services Ltd.(a)	251	13,889
Total Professional Services		61,407
Real Estate Management & Development — 0.6%
Brigade Enterprises Ltd.	1,465	21,270
DLF Ltd.	7,425	71,541
Godrej Properties Ltd.*	1,498	48,756
Macrotech Developers Ltd.(a)	3,205	52,013
Oberoi Realty Ltd.	1,346	36,341
Phoenix Mills Ltd.	2,255	43,038
Prestige Estates Projects Ltd.	1,927	38,129
Total Real Estate Management & Development		311,088
Investments	Shares	Value
Software — 0.2%
Birlasoft Ltd.	1,268	$8,299
Intellect Design Arena Ltd.	1,034	11,546
KPIT Technologies Ltd.	1,565	26,774
Oracle Financial Services Software Ltd.	243	36,301
Tata Elxsi Ltd.	357	28,341
Total Software		111,261
Specialty Retail — 0.4%
Aditya Birla Fashion & Retail Ltd.*	4,589	15,006
FSN E-Commerce Ventures Ltd.*	13,175	25,201
Trent Ltd.	1,999	166,323
Total Specialty Retail		206,530
Textiles, Apparel & Luxury Goods — 0.5%
Bata India Ltd.	576	9,250
Kalyan Jewellers India Ltd.	3,158	28,264
KPR Mill Ltd.	927	10,765
Page Industries Ltd.	67	37,184
Titan Co. Ltd.	4,641	176,349
Total Textiles, Apparel & Luxury Goods		261,812
Tobacco — 0.0%
Godfrey Phillips India Ltd.	137	8,365
Trading Companies & Distributors — 0.2%
Adani Enterprises Ltd.	3,092	91,324
IndiaMart InterMesh Ltd.(a)	311	8,169
Total Trading Companies & Distributors		99,493
Transportation Infrastructure — 0.3%
Adani Ports & Special Economic Zone Ltd.	8,248	118,604
GMR Airports Infrastructure Ltd.*	41,514	38,093
JSW Infrastructure Ltd.	3,288	12,213
Total Transportation Infrastructure		168,910
Wireless Telecommunication Services — 1.0%
Bharti Airtel Ltd.	29,166	540,898
Total India		16,798,995
Indonesia — 2.6%
Banks — 0.9%
Bank Central Asia Tbk. PT	809,600	486,665
Broadline Retail — 0.1%
GoTo Gojek Tokopedia Tbk. PT*	18,145,700	78,919
Chemicals — 0.2%
Barito Pacific Tbk. PT	486,888	27,831
Chandra Asri Pacific Tbk. PT	194,400	90,587
Total Chemicals		118,418
Consumer Staples Distribution & Retail — 0.1%
Sumber Alfaria Trijaya Tbk. PT	254,300	45,030
Containers & Packaging — 0.1%
Pantai Indah Kapuk Dua Tbk. PT	27,600	27,437
Diversified Telecommunication Services — 0.0%
Sarana Menara Nusantara Tbk. PT	294,100	11,969

See Notes to Financial Statements.

WisdomTree Trust    39

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets ex-China Fund (XC) December 31, 2024
Investments	Shares	Value
Food Products — 0.2%
Charoen Pokphand Indonesia Tbk. PT	112,900	$33,389
Indofood CBP Sukses Makmur Tbk. PT	39,200	27,704
Indofood Sukses Makmur Tbk. PT	68,800	32,915
Total Food Products		94,008
Health Care Providers & Services — 0.1%
Medikaloka Hermina Tbk. PT	158,700	16,072
Mitra Keluarga Karyasehat Tbk. PT	71,400	11,268
Total Health Care Providers & Services		27,340
Independent Power and Renewable Electricity Producers — 0.3%
Barito Renewables Energy Tbk. PT	257,600	148,446
Industrial Conglomerates — 0.2%
Astra International Tbk. PT	299,100	91,059
Metals & Mining — 0.3%
Amman Mineral Internasional PT*	196,800	103,627
Bumi Resources Minerals Tbk. PT*	997,200	21,437
Merdeka Battery Materials Tbk. PT*	637,400	18,138
Merdeka Copper Gold Tbk. PT*	212,200	21,293
Total Metals & Mining		164,495
Oil, Gas & Consumable Fuels — 0.1%
Bumi Resources Tbk. PT*	2,289,800	16,788
United Tractors Tbk. PT	24,800	41,256
Total Oil, Gas & Consumable Fuels		58,044
Paper & Forest Products — 0.0%
Indah Kiat Pulp & Paper Tbk. PT	38,200	16,139
Pharmaceuticals — 0.0%
Kalbe Farma Tbk. PT	303,900	25,679
Wireless Telecommunication Services — 0.0%
Indosat Tbk. PT	150,800	23,236
Total Indonesia		1,416,884
Malaysia — 2.1%
Banks — 0.4%
Alliance Bank Malaysia Bhd.	36,400	39,400
Hong Leong Bank Bhd.	29,000	133,342
Hong Leong Financial Group Bhd.	9,300	38,477
Total Banks		211,219
Food Products — 0.4%
Nestle Malaysia Bhd.	2,400	53,663
PPB Group Bhd.	26,300	72,933
QL Resources Bhd.	64,500	68,661
United Plantations Bhd.	7,000	48,655
Total Food Products		243,912
Health Care Equipment & Supplies — 0.2%
Hartalega Holdings Bhd.	62,900	55,564
Top Glove Corp. Bhd.*	177,000	53,043
Total Health Care Equipment & Supplies		108,607
Hotels, Restaurants & Leisure — 0.1%
Genting Malaysia Bhd.	108,300	54,737
Investments	Shares	Value
Industrial Conglomerates — 0.1%
Sunway Bhd.	79,100	$84,734
Metals & Mining — 0.3%
Press Metal Aluminium Holdings Bhd.	142,700	156,375
Multi-Utilities — 0.4%
YTL Corp. Bhd.	185,400	110,705
YTL Power International Bhd.	93,100	92,028
Total Multi-Utilities		202,733
Professional Services — 0.1%
My EG Services Bhd.	177,300	38,065
Specialty Retail — 0.1%
Mr. DIY Group M Bhd.(a)	164,100	67,893
Total Malaysia		1,168,275
Mexico — 2.4%
Banks — 0.3%
Banco del Bajio SA(a)	5,816	11,678
Grupo Financiero Banorte SAB de CV, Class O	20,400	131,439
Grupo Financiero Inbursa SAB de CV, Class O*	14,714	30,705
Total Banks		173,822
Beverages — 0.4%
Arca Continental SAB de CV	4,800	39,877
Coca-Cola Femsa SAB de CV	4,990	38,875
Fomento Economico Mexicano SAB de CV	16,100	137,595
Total Beverages		216,347
Construction Materials — 0.2%
Cemex SAB de CV, Series CPO	147,404	82,802
Consumer Finance — 0.0%
Gentera SAB de CV	7,936	9,275
Consumer Staples Distribution & Retail — 0.2%
Grupo Comercial Chedraui SA de CV	2,185	13,167
Wal-Mart de Mexico SAB de CV	42,700	112,722
Total Consumer Staples Distribution & Retail		125,889
Diversified REITs — 0.1%
Concentradora Fibra Danhos SA de CV	9,896	9,547
Fibra Uno Administracion SA de CV	24,000	23,916
Total Diversified REITs		33,463
Food Products — 0.1%
Gruma SAB de CV, Class B	1,890	29,623
Grupo Bimbo SAB de CV, Series A	12,192	32,391
Total Food Products		62,014
Hotels, Restaurants & Leisure — 0.0%
Alsea SAB de CV	4,402	9,207
Household Products — 0.0%
Kimberly-Clark de Mexico SAB de CV, Class A	10,500	14,847
Industrial Conglomerates — 0.1%
Alfa SAB de CV, Class A	35,438	25,719
Grupo Carso SAB de CV, Series A1	4,800	26,612
Total Industrial Conglomerates		52,331

See Notes to Financial Statements.

40    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets ex-China Fund (XC) December 31, 2024
Investments	Shares	Value
Industrial REITs — 0.1%
FIBRA Macquarie Mexico(a)	8,208	$11,985
Prologis Property Mexico SA de CV	8,752	24,375
Total Industrial REITs		36,360
Insurance — 0.0%
Qualitas Controladora SAB de CV	1,800	15,185
Media — 0.0%
Grupo Televisa SAB, Series CPO	25,800	8,574
Metals & Mining — 0.3%
Grupo Mexico SAB de CV, Series B	28,568	135,924
Industrias Penoles SAB de CV*	2,005	25,669
Total Metals & Mining		161,593
Real Estate Management & Development — 0.1%
Corp. Inmobiliaria Vesta SAB de CV	10,000	25,591
Transportation Infrastructure — 0.3%
Grupo Aeroportuario del Centro Norte SAB de CV	2,900	25,030
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,169	73,492
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,730	44,486
Promotora y Operadora de Infraestructura SAB de CV	2,205	18,731
Total Transportation Infrastructure		161,739
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, Series B	171,814	123,534
Total Mexico		1,312,573
Philippines — 0.9%
Banks — 0.2%
Bank of the Philippine Islands	20,431	43,091
BDO Unibank, Inc.	19,688	49,011
Metropolitan Bank & Trust Co.	18,740	23,326
Total Banks		115,428
Beverages — 0.0%
Emperador, Inc.	47,900	14,955
Electric Utilities — 0.1%
Manila Electric Co.	3,270	27,587
Food Products — 0.1%
Monde Nissin Corp.(a)	74,000	11,002
Universal Robina Corp.	9,030	12,332
Total Food Products		23,334
Hotels, Restaurants & Leisure — 0.1%
Jollibee Foods Corp.	4,830	22,461
Industrial Conglomerates — 0.2%
Aboitiz Equity Ventures, Inc.	20,200	11,995
Ayala Corp.	2,340	24,231
GT Capital Holdings, Inc.	950	10,807
SM Investments Corp.	5,000	77,708
Total Industrial Conglomerates		124,741
Investments	Shares	Value
Real Estate Management & Development — 0.1%
Ayala Land, Inc.	56,400	$25,546
SM Prime Holdings, Inc.	108,600	47,217
Total Real Estate Management & Development		72,763
Transportation Infrastructure — 0.1%
International Container Terminal Services, Inc.	7,360	49,113
Wireless Telecommunication Services — 0.0%
PLDT, Inc.	815	18,246
Total Philippines		468,628
Poland — 1.2%
Banks — 0.5%
Alior Bank SA	1,591	33,117
Bank Millennium SA*	10,615	22,872
Bank Polska Kasa Opieki SA	3,142	104,895
mBank SA*	238	31,529
Santander Bank Polska SA	655	72,563
Total Banks		264,976
Broadline Retail — 0.1%
Allegro.eu SA*(a)	11,214	73,519
Construction & Engineering — 0.1%
Budimex SA	222	25,078
Consumer Staples Distribution & Retail — 0.1%
Dino Polska SA*(a)	806	76,061
Diversified Telecommunication Services — 0.0%
Orange Polska SA	12,648	22,555
Entertainment — 0.1%
CD Projekt SA	1,231	57,056
Metals & Mining — 0.1%
Grupa Kety SA	175	28,915
Software — 0.0%
Asseco Poland SA	804	18,725
Specialty Retail — 0.1%
CCC SA*	744	33,106
Textiles, Apparel & Luxury Goods — 0.1%
LPP SA	21	79,056
Total Poland		679,047
Romania — 0.1%
Real Estate Management & Development — 0.1%
NEPI Rockcastle NV	7,728	56,512
Saudi Arabia — 5.9%
Banks — 3.4%
Al Rajhi Bank	52,204	1,314,339
Alinma Bank	32,290	248,788
Bank AlBilad	16,296	169,361
Bank Al-Jazira*	13,220	65,794
Saudi Awwal Bank	9,969	89,279
Total Banks		1,887,561

See Notes to Financial Statements.

WisdomTree Trust    41

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets ex-China Fund (XC) December 31, 2024
Investments	Shares	Value
Chemicals — 0.2%
Advanced Petrochemical Co.*	3,253	$27,791
Sahara International Petrochemical Co.	9,910	65,620
Total Chemicals		93,411
Consumer Staples Distribution & Retail — 0.1%
Abdullah Al Othaim Markets Co.	10,995	30,726
Nahdi Medical Co.	1,396	43,692
Total Consumer Staples Distribution & Retail		74,418
Diversified Consumer Services — 0.0%
National Co. for Learning & Education	518	28,261
Electrical Equipment — 0.1%
Riyadh Cables Group Co.	1,215	44,559
Food Products — 0.3%
Almarai Co. JSC*	4,496	68,444
Saudia Dairy & Foodstuff Co.	401	36,051
Savola Group*	4,029	39,353
Total Food Products		143,848
Gas Utilities — 0.0%
National Gas & Industrialization Co.	875	23,893
Health Care Providers & Services — 0.6%
Dallah Healthcare Co.	765	30,540
Dr. Sulaiman Al Habib Medical Services Group Co.	2,625	195,893
Mouwasat Medical Services Co.	2,516	56,984
National Medical Care Co.	612	27,201
Saudi Chemical Co. Holding	11,027	27,205
Total Health Care Providers & Services		337,823
Hotels, Restaurants & Leisure — 0.1%
Leejam Sports Co. JSC	668	32,961
Industrial Conglomerates — 0.1%
Astra Industrial Group Co.	993	47,570
Insurance — 0.2%
Al Rajhi Co. for Co.-operative Insurance*	1,315	60,056
Bupa Arabia for Cooperative Insurance Co.	710	39,115
Total Insurance		99,171
Media — 0.1%
Saudi Research & Media Group*	959	70,188
Pharmaceuticals — 0.0%
Jamjoom Pharmaceuticals Factory Co.	586	23,737
Real Estate Management & Development — 0.2%
Arabian Centres Co.(a)	6,217	35,905
Dar Al Arkan Real Estate Development Co.*	14,755	59,296
Total Real Estate Management & Development		95,201
Specialty Retail — 0.2%
Aldrees Petroleum & Transport Services Co.	1,254	40,116
Jarir Marketing Co.	16,001	53,913
Total Specialty Retail		94,029
Investments	Shares	Value
Wireless Telecommunication Services — 0.3%
Etihad Etisalat Co.	9,450	$134,303
Mobile Telecommunications Co. Saudi Arabia	10,584	28,901
Total Wireless Telecommunication Services		163,204
Total Saudi Arabia		3,259,835
South Africa — 3.4%
Banks — 1.1%
Absa Group Ltd.	11,885	119,511
Capitec Bank Holdings Ltd.	1,199	199,156
Nedbank Group Ltd.	6,518	97,307
Standard Bank Group Ltd.	18,663	219,328
Total Banks		635,302
Broadline Retail — 0.1%
Woolworths Holdings Ltd.	12,410	41,005
Capital Markets — 0.1%
Investec Ltd.	3,394	22,490
PSG Financial Services Ltd.	10,680	11,104
Total Capital Markets		33,594
Consumer Staples Distribution & Retail — 0.3%
Clicks Group Ltd.	3,265	64,556
Shoprite Holdings Ltd.	6,723	104,924
Total Consumer Staples Distribution & Retail		169,480
Financial Services — 0.5%
FirstRand Ltd.	71,889	289,385
Food Products — 0.1%
Tiger Brands Ltd.	2,250	34,462
Insurance — 0.5%
Discovery Ltd.	7,846	80,984
Momentum Group Ltd.	16,233	26,031
Old Mutual Ltd.	69,894	46,337
Sanlam Ltd.	24,072	110,831
Total Insurance		264,183
Media — 0.0%
MultiChoice Group*	3,419	19,568
Metals & Mining — 0.3%
Anglo American Platinum Ltd.	768	23,156
Harmony Gold Mining Co. Ltd.	8,542	68,209
Impala Platinum Holdings Ltd.*	11,933	55,491
Kumba Iron Ore Ltd.	686	11,861
Sibanye Stillwater Ltd.*	37,775	29,988
Total Metals & Mining		188,705
Oil, Gas & Consumable Fuels — 0.1%
Exxaro Resources Ltd.	3,247	27,179
Paper & Forest Products — 0.0%
Sappi Ltd.	8,254	21,547
Retail REITs — 0.0%
Resilient REIT Ltd.	3,888	12,107
See Notes to Financial Statements.

42    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets ex-China Fund (XC) December 31, 2024
Investments	Shares	Value
Specialty Retail — 0.2%
Mr. Price Group Ltd.	3,880	$60,708
Pepkor Holdings Ltd.(a)	28,241	43,327
Total Specialty Retail		104,035
Wireless Telecommunication Services — 0.1%
Vodacom Group Ltd.	8,774	47,129
Total South Africa		1,887,681
South Korea — 11.1%
Aerospace & Defense — 0.0%
LIG Nex1 Co. Ltd.	127	19,022
Air Freight & Logistics — 0.1%
Hyundai Glovis Co. Ltd.	467	37,464
Automobiles — 0.3%
Hyundai Motor Co.	1,352	194,698
Banks — 1.1%
BNK Financial Group, Inc.	2,929	20,573
Hana Financial Group, Inc.	2,774	107,029
JB Financial Group Co. Ltd.	942	10,417
KakaoBank Corp.	3,309	47,315
KB Financial Group, Inc.	3,452	194,390
Shinhan Financial Group Co. Ltd.	4,885	158,116
Woori Financial Group, Inc.	6,464	67,487
Total Banks		605,327
Biotechnology — 0.5%
Alteogen, Inc.*	309	64,963
Celltrion, Inc.	1,466	186,691
Total Biotechnology		251,654
Capital Markets — 0.1%
KIWOOM Securities Co. Ltd.	126	9,946
Korea Investment Holdings Co. Ltd.	447	21,649
Mirae Asset Securities Co. Ltd.	2,694	14,695
NH Investment & Securities Co. Ltd.	1,402	13,285
Samsung Securities Co. Ltd.*	665	19,650
Total Capital Markets		79,225
Chemicals — 0.3%
Enchem Co. Ltd.*	195	17,604
Hanwha Solutions Corp.	1,541	16,874
Kum Yang Co. Ltd.*	469	6,754
Kumho Petrochemical Co. Ltd.	163	10,031
LG Chem Ltd.	432	73,362
Lotte Chemical Corp.	198	8,043
SKC Co. Ltd.*	203	14,493
Total Chemicals		147,161
Construction & Engineering — 0.0%
Samsung E&A Co. Ltd.*	1,360	15,289
Diversified Telecommunication Services — 0.1%
KT Corp.	1,258	37,471
LG Uplus Corp.	2,255	15,823
Total Diversified Telecommunication Services		53,294
Investments	Shares	Value
Electrical Equipment — 0.7%
CS Wind Corp.	377	$10,730
Doosan Enerbility Co. Ltd.*	4,329	51,608
Ecopro BM Co. Ltd.*	537	40,089
Ecopro Co. Ltd.*	1,026	40,074
Ecopro Materials Co. Ltd.*	251	11,219
HD Hyundai Electric Co. Ltd.	190	49,302
L&F Co. Ltd.*	253	13,920
LG Energy Solution Ltd.*	389	91,955
LS Corp.	165	10,569
LS Electric Co. Ltd.	136	14,855
POSCO Future M Co. Ltd.	285	27,510
Total Electrical Equipment		361,831
Electronic Equipment, Instruments & Components — 0.3%
LG Display Co. Ltd.*	3,724	23,096
LG Innotek Co. Ltd.	127	13,975
Samsung Electro-Mechanics Co. Ltd.	518	43,561
Samsung SDI Co. Ltd.	476	80,026
Total Electronic Equipment, Instruments & Components		160,658
Entertainment — 0.2%
HYBE Co. Ltd.	247	32,449
Krafton, Inc.*	325	68,989
NCSoft Corp.	128	15,920
Netmarble Corp.*(a)	213	7,481
Total Entertainment		124,839
Financial Services — 0.1%
Meritz Financial Group, Inc.	824	58,211
Food Products — 0.1%
CJ CheilJedang Corp.	86	14,926
Orion Corp.	193	13,425
Samyang Foods Co. Ltd.	38	19,746
Total Food Products		48,097
Health Care Equipment & Supplies — 0.1%
HLB, Inc.*	1,161	57,650
Hotels, Restaurants & Leisure — 0.0%
Hanjin Kal Corp.	421	21,563
Household Durables — 0.2%
Coway Co. Ltd.	700	31,811
LG Electronics, Inc.	1,081	61,314
Total Household Durables		93,125
Industrial Conglomerates — 0.2%
GS Holdings Corp.	413	11,025
LG Corp.	897	43,871
SK, Inc.	342	30,549
Total Industrial Conglomerates		85,445
Insurance — 0.3%
DB Insurance Co. Ltd.	423	29,538
Hyundai Marine & Fire Insurance Co. Ltd.	550	9,228

See Notes to Financial Statements.

WisdomTree Trust    43

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets ex-China Fund (XC) December 31, 2024
Investments	Shares	Value
Samsung Fire & Marine Insurance Co. Ltd.	322	$78,414
Samsung Life Insurance Co. Ltd.*	999	64,331
Total Insurance		181,511
Interactive Media & Services — 0.5%
Kakao Corp.	2,889	74,965
NAVER Corp.	1,461	197,394
Total Interactive Media & Services		272,359
IT Services — 0.1%
Posco DX Co. Ltd.	436	5,651
Samsung SDS Co. Ltd.	347	30,123
Total IT Services		35,774
Life Sciences Tools & Services — 0.2%
Samsung Biologics Co. Ltd.*(a)	181	116,679
Machinery — 0.4%
Doosan Bobcat, Inc.	597	16,992
HD Hyundai Heavy Industries Co. Ltd.*	252	49,214
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	465	72,017
Hyundai Rotem Co. Ltd.	602	20,324
Samsung Heavy Industries Co. Ltd.*	7,313	56,133
Total Machinery		214,680
Media — 0.0%
Cheil Worldwide, Inc.*	831	9,568
Metals & Mining — 0.4%
Hyundai Steel Co.	728	10,409
Korea Zinc Co. Ltd.	93	63,552
POSCO Holdings, Inc.	729	125,532
Total Metals & Mining		199,493
Oil, Gas & Consumable Fuels — 0.1%
HD Hyundai Co. Ltd.	522	28,083
SK Innovation Co. Ltd.*	545	41,463
S-Oil Corp.	327	12,173
Total Oil, Gas & Consumable Fuels		81,719
Passenger Airlines — 0.1%
Korean Air Lines Co. Ltd.	2,014	30,918
Personal Care Products — 0.1%
Amorepacific Corp.	387	27,550
LG H&H Co. Ltd.	85	17,610
Total Personal Care Products		45,160
Pharmaceuticals — 0.2%
Celltrion Pharm, Inc.*	184	7,077
Hanmi Pharm Co. Ltd.	64	12,194
Sam Chun Dang Pharm Co. Ltd.*	130	13,114
SK Biopharmaceuticals Co. Ltd.*	305	23,018
Yuhan Corp.	635	51,545
Total Pharmaceuticals		106,948
Semiconductors & Semiconductor Equipment — 1.1%
Hanmi Semiconductor Co. Ltd.	393	22,024
HPSP Co. Ltd.*	591	10,458
Investments	Shares	Value
LEENO Industrial, Inc.	74	$9,631
SK Hynix, Inc.	4,830	570,551
Total Semiconductors & Semiconductor Equipment		612,664
Specialty Retail — 0.0%
Hotel Shilla Co. Ltd.	236	5,915
Technology Hardware, Storage & Peripherals — 3.0%
CosmoAM&T Co. Ltd.*	329	11,509
Samsung Electronics Co. Ltd.	45,914	1,659,223
Total Technology Hardware, Storage & Peripherals		1,670,732
Textiles, Apparel & Luxury Goods — 0.0%
Fila Holdings Corp.	416	11,388
Tobacco — 0.1%
KT&G Corp.	1,062	77,261
Trading Companies & Distributors — 0.0%
Posco International Corp.	440	11,851
Wireless Telecommunication Services — 0.1%
SK Telecom Co. Ltd.	1,082	40,571
Total South Korea		6,139,744
Taiwan — 31.0%
Automobile Components — 0.1%
Cheng Shin Rubber Industry Co. Ltd.	25,000	37,403
Tong Yang Industry Co. Ltd.	6,000	20,498
Total Automobile Components		57,901
Automobiles — 0.0%
Sanyang Motor Co. Ltd.	7,000	14,754
Yulon Motor Co. Ltd.	7,000	10,825
Total Automobiles		25,579
Banks — 1.6%
CTBC Financial Holding Co. Ltd.	229,000	273,114
E.Sun Financial Holding Co. Ltd.	190,672	156,739
Far Eastern International Bank	34,922	14,061
First Financial Holding Co. Ltd.	139,630	115,420
King’s Town Bank Co. Ltd.	12,000	18,557
Shanghai Commercial & Savings Bank Ltd.	55,392	66,907
SinoPac Financial Holdings Co. Ltd.	145,286	101,482
Taichung Commercial Bank Co. Ltd.	44,127	25,237
Taishin Financial Holding Co. Ltd.	152,515	80,946
Union Bank Of Taiwan	41,812	19,449
Total Banks		871,912
Biotechnology — 0.1%
PharmaEssentia Corp.*	3,000	56,277
Broadline Retail — 0.0%
momo.com, Inc.	1,000	10,172
Capital Markets — 0.1%
Capital Securities Corp.	26,000	19,549
IBF Financial Holdings Co. Ltd.	32,738	14,929
Total Capital Markets		34,478

See Notes to Financial Statements.

44    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets ex-China Fund (XC) December 31, 2024
Investments	Shares	Value
Chemicals — 0.2%
Formosa Plastics Corp.	56,000	$60,639
Nan Ya Plastics Corp.	68,000	62,017
Total Chemicals		122,656
Commercial Services & Supplies — 0.0%
Taiwan Secom Co. Ltd.	3,000	11,301
Communications Equipment — 0.3%
Accton Technology Corp.	6,000	141,469
Wistron NeWeb Corp.	4,143	17,376
Total Communications Equipment		158,845
Construction & Engineering — 0.1%
United Integrated Services Co. Ltd.	2,000	29,404
Construction Materials — 0.2%
Goldsun Building Materials Co. Ltd.	11,000	16,609
TCC Group Holdings Co. Ltd.	84,000	81,221
Total Construction Materials		97,830
Consumer Staples Distribution & Retail — 0.1%
President Chain Store Corp.	7,000	56,155
Containers & Packaging — 0.0%
Taiwan Hon Chuan Enterprise Co. Ltd.	3,066	13,794
Electrical Equipment — 0.5%
Bizlink Holding, Inc.	2,000	37,335
Chung-Hsin Electric & Machinery Manufacturing Corp.	5,000	23,487
Fortune Electric Co. Ltd.	2,200	37,780
Shihlin Electric & Engineering Corp.	4,000	23,426
Ta Ya Electric Wire & Cable	10,000	13,512
Tatung Co. Ltd.*	22,000	32,143
Teco Electric & Machinery Co. Ltd.	15,000	23,883
Voltronic Power Technology Corp.	1,000	56,734
Walsin Lihwa Corp.	39,000	28,193
Total Electrical Equipment		276,493
Electronic Equipment, Instruments & Components — 3.3%
AUO Corp.	86,000	38,430
Chroma ATE, Inc.	4,000	49,902
Compeq Manufacturing Co. Ltd.	14,000	29,935
Delta Electronics, Inc.	23,000	302,018
Elite Material Co. Ltd.	4,000	75,401
Genius Electronic Optical Co. Ltd.	1,000	15,465
Gold Circuit Electronics Ltd.	4,000	29,465
Hon Hai Precision Industry Co. Ltd.	130,000	729,613
Innolux Corp.	88,333	38,664
Largan Precision Co. Ltd.	1,000	81,593
Lotes Co. Ltd.	1,000	59,632
Primax Electronics Ltd.	5,000	11,591
Sinbon Electronics Co. Ltd.	3,000	23,975
Supreme Electronics Co. Ltd.	5,000	9,044
Synnex Technology International Corp.	15,000	32,393
Tripod Technology Corp.	5,000	30,121
TXC Corp.	3,000	9,196
Investments	Shares	Value
Unimicron Technology Corp.	15,000	$64,512
Walsin Technology Corp.	4,000	11,286
WPG Holdings Ltd.	18,000	37,554
WT Microelectronics Co. Ltd.	7,296	24,480
Yageo Corp.	5,779	95,363
Zhen Ding Technology Holding Ltd.	7,000	25,622
Total Electronic Equipment, Instruments & Components		1,825,255
Financial Services — 0.3%
Yuanta Financial Holding Co. Ltd.	149,663	155,212
Food Products — 0.3%
Great Wall Enterprise Co. Ltd.	8,000	12,567
Lien Hwa Industrial Holdings Corp.	14,120	21,836
Uni-President Enterprises Corp.	58,000	143,122
Total Food Products		177,525
Household Durables — 0.0%
Nien Made Enterprise Co. Ltd.	2,000	22,358
Industrial Conglomerates — 0.1%
Far Eastern New Century Corp.	44,000	42,410
Insurance — 1.3%
Cathay Financial Holding Co. Ltd.	112,101	233,540
Fubon Financial Holding Co. Ltd.	102,927	283,497
KGI Financial Holding Co. Ltd.	194,000	101,780
Shin Kong Financial Holding Co. Ltd.*	202,838	73,007
Total Insurance		691,824
Leisure Products — 0.1%
Fusheng Precision Co. Ltd.	1,000	9,608
Giant Manufacturing Co. Ltd.	4,036	17,420
Merida Industry Co. Ltd.	3,000	13,817
Total Leisure Products		40,845
Machinery — 0.1%
Hiwin Technologies Corp.	3,000	30,106
Kaori Heat Treatment Co. Ltd.	1,000	9,669
Kinik Co.	1,000	8,739
Shin Zu Shing Co. Ltd.	2,000	12,811
Total Machinery		61,325
Marine Transportation — 0.0%
Wisdom Marine Lines Co. Ltd.	5,000	10,295
Metals & Mining — 0.1%
Century Iron & Steel Industrial Co. Ltd.	2,000	10,005
Feng Hsin Steel Co. Ltd.	5,000	10,615
TA Chen Stainless Pipe	22,200	20,484
Tung Ho Steel Enterprise Corp.	5,000	10,355
Total Metals & Mining		51,459
Oil, Gas & Consumable Fuels — 0.0%
Formosa Petrochemical Corp.	19,000	20,023
Paper & Forest Products — 0.0%
YFY, Inc.	16,000	14,495

See Notes to Financial Statements.

WisdomTree Trust    45

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets ex-China Fund (XC) December 31, 2024
Investments	Shares	Value
Passenger Airlines — 0.1%
Eva Airways Corp.	32,000	$43,289
Real Estate Management & Development — 0.1%
Highwealth Construction Corp.	22,601	29,953
Ruentex Development Co. Ltd.	25,350	33,172
Total Real Estate Management & Development		63,125
Semiconductors & Semiconductor Equipment — 19.0%
Alchip Technologies Ltd.	1,000	100,047
AP Memory Technology Corp.	2,000	19,308
ASE Technology Holding Co. Ltd.	39,000	192,713
Elan Microelectronics Corp.	3,000	13,818
Everlight Electronics Co. Ltd.	5,000	12,963
Faraday Technology Corp.	3,077	22,619
Foxsemicon Integrated Technology, Inc.	1,000	9,273
Global Unichip Corp.	1,000	41,483
Jentech Precision Industrial Co. Ltd.	1,000	46,516
King Yuan Electronics Co. Ltd.	13,000	44,213
Macronix International Co. Ltd.	21,000	12,683
MediaTek, Inc.	18,000	776,892
Nanya Technology Corp.*	17,000	15,167
Novatek Microelectronics Corp.	6,449	98,748
Powerchip Semiconductor Manufacturing Corp.*	44,000	21,339
Powertech Technology, Inc.	8,000	29,770
Realtek Semiconductor Corp.	6,000	103,952
Sigurd Microelectronics Corp.	5,000	10,294
Taiwan Semiconductor Manufacturing Co. Ltd.	266,000	8,722,110
Topco Scientific Co. Ltd.	2,000	17,081
United Microelectronics Corp.	134,000	175,958
Winbond Electronics Corp.*	32,643	14,736
Total Semiconductors & Semiconductor Equipment		10,501,683
Specialty Retail — 0.1%
Hotai Motor Co. Ltd.	4,020	75,901
Technology Hardware, Storage & Peripherals — 2.3%
Acer, Inc.	34,000	41,276
Advantech Co. Ltd.	6,299	66,574
Asia Vital Components Co. Ltd.	4,000	76,011
Asustek Computer, Inc.	8,000	150,315
Chicony Electronics Co. Ltd.	7,000	32,454
Compal Electronics, Inc.	44,000	50,530
Getac Holdings Corp.	4,000	12,933
Gigabyte Technology Co. Ltd.	6,000	49,871
HTC Corp.*	8,000	12,006
Inventec Corp.	36,000	55,014
King Slide Works Co. Ltd.	1,000	47,278
Lite-On Technology Corp., ADR	24,000	72,839
Micro-Star International Co. Ltd.	8,000	44,777
Pegatron Corp.	24,000	67,276
Qisda Corp.	19,000	19,473
Investments	Shares	Value
Quanta Computer, Inc.	32,000	$280,132
Wistron Corp.	33,000	104,684
Wiwynn Corp.	1,000	79,916
Total Technology Hardware, Storage & Peripherals		1,263,359
Textiles, Apparel & Luxury Goods — 0.2%
Eclat Textile Co. Ltd.	2,000	31,051
Feng TAY Enterprise Co. Ltd.	7,360	29,858
Makalot Industrial Co. Ltd.	2,060	20,170
Pou Chen Corp.	30,000	33,766
Total Textiles, Apparel & Luxury Goods		114,845
Wireless Telecommunication Services — 0.3%
Far EasTone Telecommunications Co. Ltd.	21,000	57,265
Taiwan Mobile Co. Ltd.	23,000	79,626
Total Wireless Telecommunication Services		136,891
Total Taiwan		17,134,916
Thailand — 2.1%
Banks — 0.3%
Bangkok Bank PCL, NVDR	8,800	38,973
Kasikornbank PCL, NVDR	15,500	70,692
Tisco Financial Group PCL, NVDR	5,800	16,756
TMBThanachart Bank PCL, NVDR	783,500	42,743
Total Banks		169,164
Broadline Retail — 0.1%
Central Retail Corp. PCL, NVDR	40,800	40,686
Chemicals — 0.0%
Indorama Ventures PCL, NVDR	26,500	19,353
Consumer Staples Distribution & Retail — 0.2%
CP ALL PCL, NVDR	63,700	104,158
Diversified Telecommunication Services — 0.1%
True Corp. PCL, NVDR*	243,596	79,305
Electronic Equipment, Instruments & Components — 0.5%
Delta Electronics Thailand PCL, NVDR	61,000	272,841
Food Products — 0.1%
Charoen Pokphand Foods PCL, NVDR	47,200	31,564
Health Care Providers & Services — 0.2%
Bangkok Dusit Medical Services PCL, NVDR	74,554	53,573
Bumrungrad Hospital PCL, NVDR	6,200	36,278
Total Health Care Providers & Services		89,851
Hotels, Restaurants & Leisure — 0.0%
Minor International PCL, NVDR	36,300	27,681
Independent Power & Renewable Electricity Producers — 0.2%
Gulf Energy Development PCL, NVDR	72,700	126,871
Real Estate Management & Development — 0.1%
Central Pattana PCL, NVDR	19,200	32,099
Specialty Retail — 0.0%
Home Product Center PCL, NVDR	55,800	15,384
See Notes to Financial Statements.

46    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets ex-China Fund (XC) December 31, 2024
Investments	Shares	Value
Wireless Telecommunication Services — 0.3%
Advanced Info Service PCL, NVDR	14,700	$123,740
Intouch Holdings PCL, NVDR	13,300	37,838
Total Wireless Telecommunication Services		161,578
Total Thailand		1,170,535
Turkey — 1.1%
Automobiles — 0.1%
Ford Otomotiv Sanayi AS	844	22,365
Banks — 0.4%
Akbank TAS	38,298	70,237
Haci Omer Sabanci Holding AS	16,863	45,781
Turkiye Garanti Bankasi AS	7,564	26,611
Turkiye Is Bankasi AS, Class C	106,331	40,716
Yapi ve Kredi Bankasi AS	43,041	37,271
Total Banks		220,616
Beverages — 0.0%
Coca-Cola Icecek AS	11,133	18,875
Chemicals — 0.0%
Sasa Polyester Sanayi AS*	158,176	18,206
Consumer Staples Distribution & Retail — 0.2%
BIM Birlesik Magazalar AS	5,247	78,422
Migros Ticaret AS	1,105	17,094
Total Consumer Staples Distribution & Retail		95,516
Industrial Conglomerates — 0.2%
AG Anadolu Grubu Holding AS	1,472	13,030
KOC Holding AS	14,509	73,282
Turkiye Sise ve Cam Fabrikalari AS	12,782	15,009
Total Industrial Conglomerates		101,321
Oil, Gas & Consumable Fuels — 0.1%
Turkiye Petrol Rafinerileri AS	10,145	40,711
Investments	Shares	Value
Passenger Airlines — 0.0%
Pegasus Hava Tasimaciligi AS*	2,550	$15,360
Transportation Infrastructure — 0.0%
TAV Havalimanlari Holding AS*	2,350	18,210
Wireless Telecommunication Services — 0.1%
Turkcell Iletisim Hizmetleri AS	15,252	40,027
Total Turkey		591,207
TOTAL COMMON STOCKS (Cost: $49,036,992)		55,589,950
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(b)
(Cost: $17,304)	17,304	17,304
TOTAL INVESTMENTS IN SECURITIES — 100.5% (Cost: $49,054,296)		55,607,254
Other Liabilities less Assets — (0.5)%		(302,517)
NET ASSETS — 100.0%		$55,304,737

*  Non-income producing security.

^  This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $6,139, which represents 0.0% of net assets.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Rate shown represents annualized 7-day yield as of December 31, 2024.

ABBREVIATIONS:
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See Notes to Financial Statements.

WisdomTree Trust    47

Schedule of Investments (unaudited) (concluded) WisdomTree Emerging Markets ex-China Fund (XC) December 31, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
India	$16,792,856	$—	$6,139	*	$16,798,995
Other	38,790,955	—	—		38,790,955
Mutual Fund	—	17,304	—		17,304
Total Investments in Securities	$55,583,811	$17,304	$6,139		$55,607,254

*  Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

48    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree U.S. Corporate Bond Fund (QIG) December 31, 2024
Investments	Principal Amount	Value
CORPORATE BONDS – 98.1%
Canada – 0.2%
Barrick North America Finance LLC
5.75%, 5/1/43	$29,000	$28,678
Canadian Pacific Railway Co.
4.70%, 5/1/48	7,000	6,090
Total Canada		34,768
United Kingdom – 0.6%
BAT Capital Corp.
4.39%, 8/15/37	6,000	5,184
4.54%, 8/15/47	16,000	12,637
4.76%, 9/6/49	7,000	5,680
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	29,000	31,474
RELX Capital, Inc.
4.00%, 3/18/29	29,000	28,026
Reynolds American, Inc.
5.85%, 8/15/45	30,000	28,586
Total United Kingdom		111,587
United States – 97.3%
3M Co.
3.38%, 3/1/29	52,000	49,067
3.13%, 9/19/46	9,000	6,180
AbbVie, Inc.
4.25%, 11/14/28	54,000	53,174
3.20%, 11/21/29	7,000	6,504
4.50%, 5/14/35	14,000	13,117
4.88%, 11/14/48	8,000	7,198
4.25%, 11/21/49	10,000	8,157
Aetna, Inc.
6.63%, 6/15/36	6,000	6,306
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	44,000	42,799
1.88%, 2/1/33	12,000	9,250
2.95%, 3/15/34	21,000	17,314
Allstate Corp.
5.55%, 5/9/35	31,000	31,446
3.85%, 8/10/49	11,000	8,269
Ally Financial, Inc.
7.10%, 11/15/27	77,000	81,288
2.20%, 11/2/28	6,000	5,346
Altria Group, Inc.
4.80%, 2/14/29	18,000	17,805
5.80%, 2/14/39	19,000	18,783
5.95%, 2/14/49	20,000	19,615
Amazon.com, Inc.
3.45%, 4/13/29	61,000	58,526
4.25%, 8/22/57	7,000	5,735
2.70%, 6/3/60	9,000	5,176
Amcor Finance USA, Inc.
3.63%, 4/28/26	39,000	38,373
Investments	Principal Amount	Value
Ameren Corp.
3.50%, 1/15/31	$80,000	$73,021
American Electric Power Co., Inc.
4.30%, 12/1/28, Series J	9,000	8,799
American Express Co.
6.34%, 10/30/26, (6.338% fixed rate until 10/30/25; Secured Overnight Financing Rate + 1.33% thereafter)(a)	89,000	90,123
5.28%, 7/26/35, (5.284% fixed rate until 7/26/34; Secured Overnight Financing Rate + 1.42% thereafter)(a)	44,000	43,558
American Homes 4 Rent LP
5.50%, 2/1/34	17,000	16,937
American Honda Finance Corp.
1.30%, 9/9/26	49,000	46,340
American International Group, Inc.
4.38%, 6/30/50	47,000	38,964
American Water Capital Corp.
4.30%, 12/1/42	10,000	8,475
Amgen, Inc.
5.15%, 3/2/28	123,000	123,944
5.25%, 3/2/33	67,000	66,577
5.60%, 3/2/43	22,000	21,435
4.66%, 6/15/51	70,000	58,785
5.65%, 3/2/53	9,000	8,690
Amphenol Corp.
2.80%, 2/15/30	20,000	18,098
Aon Corp./Aon Global Holdings PLC
2.05%, 8/23/31	11,000	9,085
Apache Corp.
5.10%, 9/1/40	50,000	43,570
Apple, Inc.
1.65%, 2/8/31	6,000	5,053
3.85%, 5/4/43	7,000	5,807
4.65%, 2/23/46	54,000	49,389
Arizona Public Service Co.
6.35%, 12/15/32	9,000	9,523
Atmos Energy Corp.
1.50%, 1/15/31	9,000	7,389
AutoZone, Inc.
1.65%, 1/15/31	66,000	54,309
Avery Dennison Corp.
2.65%, 4/30/30	32,000	28,407
Bank of America Corp.
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(a)	32,000	30,515
3.25%, 10/21/27	10,000	9,643
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	138,000	132,360

See Notes to Financial Statements.

WisdomTree Trust    49

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Corporate Bond Fund (QIG) December 31, 2024
Investments	Principal Amount	Value
3.19%, 7/23/30, (3.194% fixed rate until 7/23/29; 3-month Secured Overnight Financing Rate + 1.442% thereafter)(a)	$158,000	$145,607
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month Secured Overnight Financing Rate + 1.252% thereafter)(a)	49,000	43,101
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(a)	230,000	202,499
1.90%, 7/23/31, (1.898% fixed rate until 7/23/30; Secured Overnight Financing Rate + 1.53% thereafter)(a)	48,000	40,413
4.57%, 4/27/33, (4.571% fixed rate until 4/27/32; Secured Overnight Financing Rate + 1.83% thereafter)(a)	10,000	9,525
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(a)	2,000	1,963
5.47%, 1/23/35, (5.468% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.65% thereafter)(a)	60,000	60,204
5.52%, 10/25/35, (5.518% fixed rate until 10/25/34; Secured Overnight Financing Rate + 1.738% thereafter)(a)	89,000	87,411
3.85%, 3/8/37, (3.846% fixed rate until 3/8/32; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(a)	3,000	2,660
Bank of New York Mellon Corp.
2.45%, 8/17/26	10,000	9,689
3.30%, 8/23/29	85,000	79,076
Becton Dickinson & Co.
3.79%, 5/20/50	25,000	18,517
Berkshire Hathaway Energy Co.
6.13%, 4/1/36	15,000	15,787
Berkshire Hathaway Finance Corp.
3.85%, 3/15/52	5,000	3,793
Biogen, Inc.
3.15%, 5/1/50	13,000	8,210
BlackRock Funding, Inc.
5.25%, 3/14/54	18,000	17,043
Blackstone Secured Lending Fund
2.85%, 9/30/28	40,000	36,334
Blue Owl Capital Corp.
3.40%, 7/15/26	37,000	35,873
Booking Holdings, Inc.
3.55%, 3/15/28	31,000	29,989
BorgWarner, Inc.
4.38%, 3/15/45	33,000	26,912
Boston Scientific Corp.
4.70%, 3/1/49	10,000	8,819
BP Capital Markets America, Inc.
4.23%, 11/6/28	51,000	49,967
Investments	Principal Amount	Value
Brighthouse Financial, Inc.
5.63%, 5/15/30	$9,000	$9,200
4.70%, 6/22/47(b)	4,000	3,108
Bristol-Myers Squibb Co.
4.13%, 6/15/39	114,000	98,530
4.25%, 10/26/49	31,000	25,117
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 1/15/27	72,000	70,878
Broadcom, Inc.
2.45%, 2/15/31(c)	26,000	22,448
4.30%, 11/15/32	18,000	16,995
3.42%, 4/15/33(c)	142,000	124,506
3.47%, 4/15/34(c)	21,000	18,225
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	136,000	133,430
Brown & Brown, Inc.
4.20%, 3/17/32	31,000	28,634
Burlington Northern Santa Fe LLC
5.05%, 3/1/41	32,000	30,292
5.40%, 6/1/41	25,000	24,615
Campbell Soup Co.
2.38%, 4/24/30	20,000	17,537
Capital One Financial Corp.
3.75%, 7/28/26	42,000	41,249
3.80%, 1/31/28	146,000	140,977
5.47%, 2/1/29, (5.468% fixed rate until 2/1/28; Secured Overnight Financing Rate + 2.08% thereafter)(a)	44,000	44,330
Cardinal Health, Inc.
5.35%, 11/15/34	44,000	43,090
Carrier Global Corp.
3.38%, 4/5/40	76,000	58,687
Caterpillar, Inc.
2.60%, 4/9/30	53,000	47,816
Celanese U.S. Holdings LLC
6.17%, 7/15/27	46,000	46,766
6.33%, 7/15/29	25,000	25,541
Cencora, Inc.
2.80%, 5/15/30	33,000	29,618
CF Industries, Inc.
4.95%, 6/1/43	40,000	35,329
Charles Schwab Corp.
1.15%, 5/13/26	132,000	126,104
Cheniere Energy Partners LP
5.75%, 8/15/34(c)	43,000	43,230
Cheniere Energy, Inc.
5.65%, 4/15/34	43,000	43,114
Chubb Corp.
6.50%, 5/15/38, Series 1	23,000	25,382

See Notes to Financial Statements.

50    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Corporate Bond Fund (QIG) December 31, 2024
Investments	Principal Amount	Value
Cigna Group
4.38%, 10/15/28	$14,000	$13,727
5.40%, 3/15/33	20,000	19,991
4.80%, 8/15/38	37,000	33,588
4.90%, 12/15/48	10,000	8,533
3.40%, 3/15/51	12,000	7,852
5.60%, 2/15/54	27,000	25,356
Cisco Systems, Inc.
5.50%, 1/15/40	6,000	6,053
Citigroup, Inc.
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(a)	194,000	193,074
4.30%, 11/20/26	17,000	16,855
4.45%, 9/29/27	21,000	20,723
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month Secured Overnight Financing Rate + 1.825% thereafter)(a)	12,000	11,763
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.454% thereafter)(a)	37,000	35,924
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(a)	27,000	25,958
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(a)	22,000	18,647
6.63%, 6/15/32	119,000	127,261
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(a)	57,000	49,021
6.27%, 11/17/33, (6.27% fixed rate until 11/17/32; Secured Overnight Financing Rate + 2.338% thereafter)(a)	25,000	26,229
6.17%, 5/25/34, (6.174% fixed rate until 5/25/33; Secured Overnight Financing Rate + 2.661% thereafter)(a)	43,000	43,844
5.83%, 2/13/35, (5.827% fixed rate until 2/13/34; Secured Overnight Financing Rate + 2.056% thereafter)(a)	52,000	51,801
Citizens Financial Group, Inc.
3.25%, 4/30/30	41,000	37,088
Clorox Co.
4.60%, 5/1/32	9,000	8,806
Coca-Cola Co.
2.25%, 1/5/32	30,000	25,540
3.00%, 3/5/51	16,000	10,569
Comcast Corp.
3.15%, 2/15/28	47,000	44,787
4.15%, 10/15/28	9,000	8,786
4.25%, 10/15/30	12,000	11,574
1.50%, 2/15/31	51,000	41,551
4.25%, 1/15/33	41,000	38,285
Investments	Principal Amount	Value
2.94%, 11/1/56	$135,000	$78,814
2.99%, 11/1/63	29,000	16,399
Conagra Brands, Inc.
7.00%, 10/1/28	9,000	9,544
Connecticut Light & Power Co.
4.30%, 4/15/44	31,000	25,987
ConocoPhillips Co.
5.90%, 5/15/38	54,000	56,138
4.03%, 3/15/62	11,000	8,012
Consolidated Edison Co. of New York, Inc.
6.75%, 4/1/38, Series 08-B	55,000	60,955
4.50%, 5/15/58	21,000	16,895
3.60%, 6/15/61	6,000	4,101
Constellation Energy Generation LLC
6.50%, 10/1/53	24,000	25,548
Continental Resources, Inc.
4.38%, 1/15/28	40,000	38,914
Corebridge Financial, Inc.
6.88%, 12/15/52, (6.875% fixed rate until 12/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereafter)(a)	72,000	73,973
Corning, Inc.
5.45%, 11/15/79	11,000	9,971
CSX Corp.
4.25%, 3/15/29	68,000	66,625
6.00%, 10/1/36	7,000	7,364
4.25%, 11/1/66	8,000	6,066
CubeSmart LP
2.50%, 2/15/32	11,000	9,204
CVS Health Corp.
4.30%, 3/25/28	9,000	8,727
4.78%, 3/25/38	88,000	76,128
5.13%, 7/20/45	106,000	89,276
5.05%, 3/25/48	124,000	102,453
Dell International LLC/EMC Corp.
6.02%, 6/15/26	71,000	72,049
5.30%, 10/1/29	44,000	44,469
3.38%, 12/15/41	8,000	5,889
Devon Energy Corp.
4.50%, 1/15/30	47,000	45,510
5.60%, 7/15/41	45,000	41,692
Diamondback Energy, Inc.
6.25%, 3/15/33	38,000	39,554
4.25%, 3/15/52	6,000	4,545
5.75%, 4/18/54	45,000	42,294
Discover Financial Services
7.96%, 11/2/34, (7.964% fixed rate until 11/2/33; Secured Overnight Financing Index + 3.37% thereafter)(a)	16,000	18,293
Dollar General Corp.
3.88%, 4/15/27	45,000	44,007

See Notes to Financial Statements.

WisdomTree Trust    51

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Corporate Bond Fund (QIG) December 31, 2024
Investments	Principal Amount	Value
Dow Chemical Co.
7.38%, 11/1/29	$58,000	$63,511
2.10%, 11/15/30	29,000	24,643
DTE Electric Co.
3.00%, 3/1/32, Series A	60,000	52,738
Duke Energy Carolinas LLC
6.05%, 4/15/38	10,000	10,537
Duke Energy Corp.
2.65%, 9/1/26	84,000	81,345
4.50%, 8/15/32	126,000	120,093
Duke Energy Florida LLC
4.20%, 7/15/48	7,000	5,608
Duke Energy Progress LLC
3.70%, 10/15/46	58,000	42,983
4.00%, 4/1/52	10,000	7,657
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/1/43	5,000	4,410
Eastman Chemical Co.
5.63%, 2/20/34	17,000	17,029
eBay, Inc.
4.00%, 7/15/42	59,000	46,987
Ecolab, Inc.
4.80%, 3/24/30	17,000	17,024
Elevance Health, Inc.
3.65%, 12/1/27	81,000	78,808
4.65%, 1/15/43	8,000	6,953
4.55%, 5/15/52	10,000	8,064
6.10%, 10/15/52	16,000	16,207
5.13%, 2/15/53	18,000	16,002
5.70%, 2/15/55	52,000	50,179
Energy Transfer LP
6.63%, 10/15/36	20,000	21,278
Entergy Corp.
2.95%, 9/1/26	23,000	22,342
Entergy Louisiana LLC
4.00%, 3/15/33	24,000	22,004
Enterprise Products Operating LLC
2.80%, 1/31/30	62,000	56,055
4.85%, 3/15/44	19,000	17,020
4.80%, 2/1/49	64,000	55,447
3.95%, 1/31/60	10,000	7,216
ERP Operating LP
1.85%, 8/1/31	41,000	33,844
Essential Utilities, Inc.
4.28%, 5/1/49	42,000	33,009
Essex Portfolio LP
2.65%, 3/15/32	10,000	8,439
Evergy, Inc.
2.90%, 9/15/29	7,000	6,371
Eversource Energy
3.30%, 1/15/28, Series M	185,000	176,034
Investments	Principal Amount	Value
Exelon Corp.
4.10%, 3/15/52	$38,000	$29,027
5.60%, 3/15/53	27,000	26,054
Extra Space Storage LP
2.40%, 10/15/31	11,000	9,152
2.35%, 3/15/32	43,000	35,168
Exxon Mobil Corp.
4.33%, 3/19/50	54,000	44,536
3.45%, 4/15/51	6,000	4,222
FedEx Corp.
4.20%, 10/17/28	19,000	18,591
Fifth Third Bancorp
5.63%, 1/29/32, (5.631% fixed rate until 1/29/31; Secured Overnight Financing Rate + 1.84% thereafter)(a)	26,000	26,311
8.25%, 3/1/38	43,000	51,653
Fiserv, Inc.
5.63%, 8/21/33	59,000	60,102
Fortune Brands Innovations, Inc.
4.00%, 3/25/32	39,000	36,017
Fox Corp.
3.50%, 4/8/30	84,000	78,059
General Dynamics Corp.
4.25%, 4/1/40	10,000	8,739
General Electric Co.
6.75%, 3/15/32, Series A	25,000	27,397
6.88%, 1/10/39	10,000	11,397
General Mills, Inc.
4.20%, 4/17/28	42,000	41,145
5.50%, 10/17/28	17,000	17,361
Georgia Power Co.
5.13%, 5/15/52	39,000	36,280
Gilead Sciences, Inc.
4.60%, 9/1/35	64,000	60,443
4.15%, 3/1/47	21,000	16,859
Global Payments, Inc.
2.90%, 5/15/30	18,000	16,039
Goldman Sachs Group, Inc.
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(a)	46,000	44,792
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(a)	53,000	45,731
6.75%, 10/1/37	40,000	42,950
Halliburton Co.
2.92%, 3/1/30	55,000	49,587
Hartford Financial Services Group, Inc.
6.10%, 10/1/41	7,000	7,163
Hasbro, Inc.
3.50%, 9/15/27	10,000	9,646

See Notes to Financial Statements

52    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Corporate Bond Fund (QIG) December 31, 2024
Investments	Principal Amount	Value
HCA, Inc.
4.50%, 2/15/27	$62,000	$61,433
4.13%, 6/15/29	164,000	156,658
5.25%, 6/15/49	16,000	13,882
4.63%, 3/15/52	107,000	83,657
Healthpeak OP LLC
3.50%, 7/15/29	41,000	38,412
Home Depot, Inc.
4.88%, 2/15/44	9,000	8,243
4.40%, 3/15/45	8,000	6,849
4.50%, 12/6/48	99,000	84,674
Honeywell International, Inc.
5.70%, 3/15/37	35,000	36,008
HP, Inc.
3.00%, 6/17/27	51,000	48,892
2.65%, 6/17/31	22,000	18,845
6.00%, 9/15/41	12,000	12,156
Humana, Inc.
3.13%, 8/15/29	74,000	67,648
5.75%, 4/15/54	27,000	25,072
Huntington Bancshares, Inc.
2.55%, 2/4/30	86,000	75,689
Indiana Michigan Power Co.
4.55%, 3/15/46, Series K	140,000	118,424
Intel Corp.
2.00%, 8/12/31	58,000	46,747
4.15%, 8/5/32	28,000	25,503
4.90%, 8/5/52	30,000	23,695
4.95%, 3/25/60(b)	82,000	64,215
Intercontinental Exchange, Inc.
4.60%, 3/15/33	15,000	14,411
3.00%, 6/15/50	13,000	8,298
International Business Machines Corp.
4.25%, 5/15/49	100,000	80,494
International Paper Co.
5.00%, 9/15/35	42,000	41,132
4.80%, 6/15/44	3,000	2,644
Interpublic Group of Cos., Inc.
4.65%, 10/1/28	11,000	10,910
Jabil, Inc.
3.00%, 1/15/31	41,000	36,125
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.13%, 2/1/28	100,000	99,599
6.50%, 12/1/52	20,000	20,265
Jefferies Financial Group, Inc.
4.85%, 1/15/27	25,000	25,049
JM Smucker Co.
5.90%, 11/15/28	25,000	25,907
4.25%, 3/15/35	7,000	6,352
Investments	Principal Amount	Value
John Deere Capital Corp.
2.45%, 1/9/30	$70,000	$62,959
Johnson & Johnson
4.38%, 12/5/33	6,000	5,825
JPMorgan Chase & Co.
4.08%, 4/26/26, (4.08% fixed rate until 4/26/25; Secured Overnight Financing Rate + 1.32% thereafter)(a)	88,000	87,763
1.58%, 4/22/27, (1.578% fixed rate until 4/22/26; Secured Overnight Financing Rate + 0.885% thereafter)(a)	47,000	45,137
3.63%, 12/1/27	25,000	24,300
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(a)	38,000	37,545
4.85%, 7/25/28, (4.851% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.99% thereafter)(a)	43,000	42,994
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.522% thereafter)(a)	36,000	35,067
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(a)	34,000	34,345
4.57%, 6/14/30, (4.565% fixed rate until 6/14/29; Secured Overnight Financing Rate + 1.75% thereafter)(a)	118,000	115,715
4.49%, 3/24/31, (4.493% fixed rate until 3/24/30; 3-month Secured Overnight Financing Rate + 3.79% thereafter)(a)	23,000	22,427
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; 3-month Secured Overnight Financing Rate + 2.515% thereafter)(a)	50,000	44,734
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(a)	26,000	22,335
4.91%, 7/25/33, (4.912% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.08% thereafter)(a)	3,000	2,937
5.72%, 9/14/33, (5.717% fixed rate until 9/14/32; Secured Overnight Financing Rate + 2.58% thereafter)(a)	34,000	34,667
5.35%, 6/1/34, (5.35% fixed rate until 6/1/33; Secured Overnight Financing Rate + 1.845% thereafter)(a)	44,000	44,021
5.34%, 1/23/35, (5.336% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.62% thereafter)(a)	43,000	42,788
4.95%, 10/22/35, (4.946% fixed rate until 10/22/34; Secured Overnight Financing Rate + 1.34% thereafter)(a)	45,000	43,417
6.40%, 5/15/38	11,000	12,017
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	12,000	8,113

See Notes to Financial Statements

WisdomTree Trust    53

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Corporate Bond Fund (QIG) December 31, 2024
Investments	Principal Amount	Value
Kellanova
4.50%, 4/1/46	$10,000	$8,435
Kenvue, Inc.
5.05%, 3/22/53	46,000	42,712
Keurig Dr. Pepper, Inc.
4.05%, 4/15/32	37,000	34,626
4.50%, 4/15/52	21,000	17,322
KeyCorp
2.55%, 10/1/29	10,000	8,891
4.79%, 6/1/33, (4.789% fixed rate until 6/1/32; Secured Overnight Financing Index + 2.06% thereafter)(a)	24,000	22,700
Kilroy Realty LP
2.65%, 11/15/33	36,000	27,557
Kimberly-Clark Corp.
2.88%, 2/7/50	7,000	4,538
Kimco Realty OP LLC
2.80%, 10/1/26	40,000	38,741
KLA Corp.
3.30%, 3/1/50	7,000	4,850
Kraft Heinz Foods Co.
6.50%, 2/9/40	87,000	92,259
4.38%, 6/1/46	10,000	8,106
Kroger Co.
5.15%, 8/1/43	2,000	1,836
4.45%, 2/1/47	8,000	6,598
5.50%, 9/15/54	54,000	50,911
L3Harris Technologies, Inc.
5.05%, 4/27/45	5,000	4,585
Laboratory Corp. of America Holdings
1.55%, 6/1/26	36,000	34,440
Lear Corp.
3.50%, 5/30/30	37,000	33,808
Leidos, Inc.
4.38%, 5/15/30	39,000	37,321
Lincoln National Corp.
3.80%, 3/1/28	36,000	34,730
Lockheed Martin Corp.
4.50%, 5/15/36	74,000	69,615
Louisville Gas & Electric Co.
5.45%, 4/15/33, Series LOU	31,000	31,389
Lowe’s Cos., Inc.
4.05%, 5/3/47	28,000	21,762
4.45%, 4/1/62	54,000	41,895
LYB International Finance III LLC
2.25%, 10/1/30	53,000	45,263
4.20%, 5/1/50	10,000	7,483
M&T Bank Corp.
5.05%, 1/27/34, (5.053% fixed rate until 1/27/33; Secured Overnight Financing Rate + 1.85% thereafter)(a)	60,000	57,504
Investments	Principal Amount	Value
Marathon Petroleum Corp.
6.50%, 3/1/41	$17,000	$17,647
Markel Group, Inc.
5.00%, 5/20/49	10,000	8,708
Marriott International, Inc.
3.50%, 10/15/32, Series GG	72,000	63,581
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51	6,000	3,734
Martin Marietta Materials, Inc.
2.40%, 7/15/31	32,000	27,238
McDonald’s Corp.
4.80%, 8/14/28	45,000	45,107
6.30%, 3/1/38	8,000	8,610
4.60%, 5/26/45	45,000	39,123
Merck & Co., Inc.
4.00%, 3/7/49	77,000	60,618
Meta Platforms, Inc.
4.95%, 5/15/33	17,000	17,035
5.75%, 5/15/63	33,000	33,369
MetLife, Inc.
4.60%, 5/13/46	63,000	54,879
Micron Technology, Inc.
5.33%, 2/6/29	12,000	12,067
5.88%, 2/9/33	77,000	78,915
Microsoft Corp.
2.92%, 3/17/52	51,000	33,801
MidAmerican Energy Co.
3.65%, 8/1/48	5,000	3,715
Mondelez International, Inc.
2.75%, 4/13/30	9,000	8,057
Moody’s Corp.
5.25%, 7/15/44	34,000	32,213
Morgan Stanley
3.95%, 4/23/27	156,000	152,905
3.59%, 7/22/28(a)	45,000	43,419
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	45,000	43,418
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month Secured Overnight Financing Rate + 1.89% thereafter)(a)	21,000	20,468
2.24%, 7/21/32, (2.239% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.178% thereafter)(a)	23,000	19,073
2.94%, 1/21/33, (2.943% fixed rate until 1/21/32; Secured Overnight Financing Rate + 1.29% thereafter)(a)	27,000	23,163
5.25%, 4/21/34, (5.25% fixed rate until 4/21/33; Secured Overnight Financing Rate + 1.87% thereafter)(a)	104,000	102,541
5.83%, 4/19/35, (5.831% fixed rate until 4/19/34; Secured Overnight Financing Rate + 1.58% thereafter)(a)	51,000	52,053

See Notes to Financial Statements

54    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Corporate Bond Fund (QIG) December 31, 2024
Investments	Principal Amount	Value
5.32%, 7/19/35, (5.32% fixed rate until 7/19/34; Secured Overnight Financing Rate + 1.555% thereafter)(a)	$52,000	$51,249
5.30%, 4/20/37, (5.297% fixed rate until 4/20/32; Secured Overnight Financing Rate + 2.62% thereafter)(a)(b)	19,000	18,450
5.95%, 1/19/38, (5.948% fixed rate until 1/19/33; 5-year Constant Maturity Treasury Rate + 2.43% thereafter)(a)	51,000	51,149
Mosaic Co.
5.45%, 11/15/33	10,000	9,908
Motorola Solutions, Inc.
4.60%, 5/23/29	43,000	42,310
MPLX LP
4.00%, 3/15/28	27,000	26,192
2.65%, 8/15/30	72,000	63,040
4.50%, 4/15/38	20,000	17,460
4.70%, 4/15/48	56,000	45,977
Nasdaq, Inc.
5.55%, 2/15/34	25,000	25,273
Nevada Power Co.
6.00%, 3/15/54	25,000	25,615
Newmont Corp.
2.25%, 10/1/30	73,000	63,070
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/27	23,000	22,422
2.25%, 6/1/30	63,000	54,526
5.05%, 2/28/33	17,000	16,693
5.25%, 3/15/34	45,000	44,546
3.00%, 1/15/52	13,000	8,147
4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; Secured Overnight Financing Rate + 2.409% thereafter)(a)	6,000	5,787
NIKE, Inc.
3.38%, 11/1/46	23,000	16,655
NiSource, Inc.
5.40%, 6/30/33	61,000	60,985
NNN REIT, Inc.
5.60%, 10/15/33	26,000	26,227
Norfolk Southern Corp.
3.70%, 3/15/53	108,000	77,619
Northrop Grumman Corp.
4.03%, 10/15/47	5,000	3,941
5.25%, 5/1/50	57,000	53,528
Nucor Corp.
2.70%, 6/1/30	38,000	33,957
Old Republic International Corp.
3.88%, 8/26/26	23,000	22,641
Omnicom Group, Inc.
4.20%, 6/1/30	45,000	43,234
Investments	Principal Amount	Value
ONEOK, Inc.
5.05%, 11/1/34	$45,000	$43,089
5.15%, 10/15/43	10,000	8,952
6.63%, 9/1/53	40,000	42,164
5.70%, 11/1/54	45,000	42,409
Oracle Corp.
3.25%, 11/15/27	28,000	26,930
2.88%, 3/25/31	41,000	36,071
6.25%, 11/9/32	25,000	26,512
4.30%, 7/8/34	3,000	2,764
3.85%, 7/15/36	164,000	140,571
5.38%, 7/15/40	22,000	21,165
4.38%, 5/15/55	14,000	10,967
3.85%, 4/1/60	51,000	35,049
4.10%, 3/25/61	13,000	9,326
O’Reilly Automotive, Inc.
3.60%, 9/1/27	28,000	27,186
4.35%, 6/1/28	17,000	16,710
Otis Worldwide Corp.
3.11%, 2/15/40	50,000	37,416
Ovintiv, Inc.
7.20%, 11/1/31	49,000	52,641
Owens Corning
4.30%, 7/15/47	7,000	5,581
PacifiCorp
6.00%, 1/15/39	36,000	36,768
Paramount Global
7.88%, 7/30/30	29,000	31,429
Parker-Hannifin Corp.
4.45%, 11/21/44	53,000	45,447
PepsiCo, Inc.
1.95%, 10/21/31	6,000	4,996
2.75%, 10/21/51	6,000	3,738
Pfizer, Inc.
4.10%, 9/15/38	11,000	9,620
7.20%, 3/15/39	18,000	21,061
Philip Morris International, Inc.
3.13%, 8/17/27	10,000	9,648
3.13%, 3/2/28	69,000	65,680
3.88%, 8/21/42	97,000	76,836
Phillips 66
5.88%, 5/1/42	48,000	47,800
Phillips 66 Co.
3.55%, 10/1/26	14,000	13,750
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 1/15/37	40,000	41,976
PNC Financial Services Group, Inc.
2.55%, 1/22/30	64,000	56,855
6.88%, 10/20/34, (6.875% fixed rate until 10/20/33; Secured Overnight Financing Rate + 2.284% thereafter)(a)	83,000	90,660

See Notes to Financial Statements

WisdomTree Trust    55

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Corporate Bond Fund (QIG) December 31, 2024
Investments	Principal Amount	Value
PPL Capital Funding, Inc.
4.13%, 4/15/30	$10,000	$9,534
Progress Energy, Inc.
7.75%, 3/1/31	8,000	9,053
Prologis LP
2.25%, 1/15/32	22,000	18,323
Prudential Financial, Inc.
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; Secured Overnight Financing Rate + 3.031% thereafter)(a)	77,000	76,666
3.70%, 3/13/51	11,000	7,978
6.50%, 3/15/54, (6.50% fixed rate until 3/15/34; 5-year Constant Maturity Treasury Rate + 2.404% thereafter)(a)	34,000	35,026
Public Service Co. of Colorado
4.50%, 6/1/52, Series 39	62,000	51,525
Public Service Enterprise Group, Inc.
5.85%, 11/15/27	17,000	17,487
QUALCOMM, Inc.
4.80%, 5/20/45	9,000	8,128
Quanta Services, Inc.
2.35%, 1/15/32	36,000	29,841
Quest Diagnostics, Inc.
2.95%, 6/30/30	40,000	35,942
Regency Centers LP
5.25%, 1/15/34	26,000	25,667
Republic Services, Inc.
2.90%, 7/1/26	21,000	20,541
Roper Technologies, Inc.
4.20%, 9/15/28	43,000	42,007
Royalty Pharma PLC
3.30%, 9/2/40	80,000	57,973
3.55%, 9/2/50	10,000	6,669
RTX Corp.
1.90%, 9/1/31	8,000	6,549
4.50%, 6/1/42	20,000	17,342
4.15%, 5/15/45	34,000	27,498
4.63%, 11/16/48	52,000	44,275
S&P Global, Inc.
2.30%, 8/15/60	7,000	3,512
Salesforce, Inc.
2.90%, 7/15/51	25,000	15,997
San Diego Gas & Electric Co.
1.70%, 10/1/30, Series VVV	49,000	41,112
Sempra
6.00%, 10/15/39	73,000	74,560
Sherwin-Williams Co.
3.80%, 8/15/49	7,000	5,142
Southern Co.
4.25%, 7/1/36	36,000	32,394
4.40%, 7/1/46	13,000	10,777
Investments	Principal Amount	Value
Southern Co. Gas Capital Corp.
5.15%, 9/15/32	$7,000	$6,985
Southwestern Electric Power Co.
3.25%, 11/1/51	13,000	8,291
Stanley Black & Decker, Inc.
4.25%, 11/15/28	14,000	13,680
Starbucks Corp.
4.00%, 11/15/28	9,000	8,726
State Street Corp.
2.90%, 3/30/26, (2.901% fixed rate until 3/30/25; Secured Overnight Financing Rate + 2.60% thereafter)(a)	46,000	45,761
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(a)	10,000	9,022
Steel Dynamics, Inc.
5.00%, 12/15/26	132,000	132,210
Sun Communities Operating LP
5.70%, 1/15/33	26,000	25,895
Synchrony Financial
3.95%, 12/1/27	60,000	58,064
Sysco Corp.
5.95%, 4/1/30	58,000	60,419
Target Corp.
2.50%, 4/15/26	6,000	5,855
2.65%, 9/15/30	20,000	17,855
TD SYNNEX Corp.
2.38%, 8/9/28	35,000	31,766
Teledyne Technologies, Inc.
1.60%, 4/1/26	35,000	33,643
Thermo Fisher Scientific, Inc.
2.60%, 10/1/29	19,000	17,290
Toyota Motor Credit Corp.
1.90%, 9/12/31	32,000	26,283
Travelers Cos., Inc.
6.75%, 6/20/36	22,000	24,509
Truist Financial Corp.
1.89%, 6/7/29, (1.887% fixed rate until 6/7/28; Secured Overnight Financing Rate + 0.862% thereafter)(a)	101,000	91,159
7.16%, 10/30/29, (7.161% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.446% thereafter)(a)	92,000	98,408
Tyson Foods, Inc.
4.88%, 8/15/34	13,000	12,419
5.10%, 9/28/48	52,000	46,323
U.S. Bancorp
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(a)	154,000	157,675
3.00%, 7/30/29	24,000	22,014

See Notes to Financial Statements

56    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Corporate Bond Fund (QIG) December 31, 2024
Investments	Principal Amount	Value
Union Pacific Corp.
3.95%, 8/15/59	$2,000	$1,460
3.84%, 3/20/60	5,000	3,582
2.97%, 9/16/62	76,000	43,853
3.80%, 4/6/71	21,000	14,273
United Parcel Service, Inc.
6.20%, 1/15/38	30,000	32,181
UnitedHealth Group, Inc.
3.38%, 4/15/27	134,000	130,640
5.35%, 2/15/33	25,000	25,169
4.50%, 4/15/33(b)	27,000	25,634
4.63%, 7/15/35	26,000	24,606
3.50%, 8/15/39	8,000	6,350
5.63%, 7/15/54	51,000	49,628
6.05%, 2/15/63	24,000	24,546
5.20%, 4/15/63	28,000	25,186
Valero Energy Corp.
6.63%, 6/15/37	30,000	31,600
Valero Energy Partners LP
4.50%, 3/15/28	23,000	22,689
Verizon Communications, Inc.
4.78%, 2/15/35(c)	18,000	17,169
3.85%, 11/1/42	9,000	7,089
4.00%, 3/22/50	8,000	6,088
3.70%, 3/22/61	10,000	6,800
VMware LLC
1.40%, 8/15/26	63,000	59,690
Walmart, Inc.
4.00%, 4/11/43	15,000	12,743
Waste Connections, Inc.
3.50%, 5/1/29	37,000	35,014
Waste Management, Inc.
2.00%, 6/1/29	20,000	17,791
WEC Energy Group, Inc.
1.80%, 10/15/30	5,000	4,186
Wells Fargo & Co.
3.00%, 10/23/26	37,000	35,885
4.30%, 7/22/27	23,000	22,712
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	36,000	34,938
4.81%, 7/25/28, (4.808% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.98% thereafter)(a)	166,000	165,428
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	34,000	34,528
3.35%, 3/2/33, (3.35% fixed rate until 3/2/32; Secured Overnight Financing Rate + 1.50% thereafter)(a)	36,000	31,588
Investments	Principal Amount	Value
4.90%, 7/25/33, (4.897% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.10% thereafter)(a)	$14,000	$13,538
5.39%, 4/24/34, (5.389% fixed rate until 4/24/33; Secured Overnight Financing Rate + 2.02% thereafter)(a)	53,000	52,430
5.56%, 7/25/34, (5.557% fixed rate until 7/25/33; Secured Overnight Financing Rate + 1.99% thereafter)(a)	85,000	84,962
5.50%, 1/23/35, (5.499% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.78% thereafter)(a)	34,000	33,863
4.90%, 11/17/45	19,000	16,503
Western Midstream Operating LP
6.35%, 1/15/29	54,000	55,974
Westlake Corp.
2.88%, 8/15/41	48,000	32,263
3.38%, 8/15/61	7,000	4,207
Weyerhaeuser Co.
7.38%, 3/15/32	32,000	35,683
Willis North America, Inc.
3.88%, 9/15/49	46,000	33,826
WRKCo, Inc.
4.20%, 6/1/32	10,000	9,337
Wyeth LLC
6.50%, 2/1/34	57,000	62,110
Xylem, Inc.
4.38%, 11/1/46	5,000	4,091
Zoetis, Inc.
3.00%, 9/12/27	50,000	47,939
Total United States		17,073,442
TOTAL CORPORATE BONDS (Cost: $17,697,390)		17,219,797
U.S. GOVERNMENT OBLIGATIONS – 0.3%
U.S. Treasury Bonds – 0.2%
3.38%, 8/15/42	34,000	28,093
3.00%, 8/15/52	7,000	5,031
4.00%, 11/15/52	2,200	1,919
Total U.S. Treasury Bonds		35,043
U.S. Treasury Notes – 0.1%
3.13%, 8/31/29	7,000	6,633
3.88%, 9/30/29	8,000	7,829
2.75%, 8/15/32	2,000	1,775
4.13%, 11/15/32	600	586
3.50%, 2/15/33	200	186
4.50%, 11/15/33	2,400	2,391
4.25%, 11/15/34	5,000	4,873
Total U.S. Treasury Notes		24,273
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $63,490)		59,316
See Notes to Financial Statements

WisdomTree Trust    57

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. Corporate Bond Fund (QIG) December 31, 2024
	Shares	Value
MUTUAL FUND – 0.4%
United States – 0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(d) (Cost: $71,495)	71,495	$71,495
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(d) (Cost: $72,430)	72,430	72,430
TOTAL INVESTMENTS IN SECURITIES – 99.2% (Cost: $17,904,805)		17,423,038
Other Assets less Liabilities – 0.8%		134,371
NET ASSETS – 100.0%		$17,557,409

(a)   Rate shown reflects the accrual rate as of December 31, 2024 on securities with variable or step rates.

(b)  Security, or portion thereof, was on loan at December 31, 2024 (See Note 2). At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $69,243 and the total market value of the collateral held by the Fund was $72,430.

(c)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)  Rate shown represents annualized 7-day yield as of December 31, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$17,219,797	$—	$17,219,797
U.S. Government Obligations	—	59,316	—	59,316
Mutual Fund	—	71,495	—	71,495
Investment of Cash Collateral for Securities Loaned	—	72,430	—	72,430
Total Investments in Securities	$—	$17,423,038	$—	$17,423,038

See Notes to Financial Statements

58    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) December 31, 2024
Investments	Principal Amount	Value
CORPORATE BONDS – 98.0%
Canada – 0.3%
Primo Water Holdings, Inc.
4.38%, 4/30/29(a)	$467,000	$435,362
Ritchie Bros. Holdings, Inc.
7.75%, 3/15/31(a)	143,000	149,694
Total Canada		585,056
United States – 97.7%
AAR Escrow Issuer LLC
6.75%, 3/15/29(a)	170,000	172,497
ACCO Brands Corp.
4.25%, 3/15/29(a)	497,000	454,164
AdaptHealth LLC
4.63%, 8/1/29(a)	827,000	744,194
ADT Security Corp.
4.13%, 8/1/29(a)	572,000	526,702
Advanced Drainage Systems, Inc.
6.38%, 6/15/30(a)	60,000	60,078
AECOM
5.13%, 3/15/27	269,000	266,818
Albertsons Cos., Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC
4.63%, 1/15/27(a)	870,000	851,846
3.50%, 3/15/29(a)	420,000	383,064
4.88%, 2/15/30(a)	669,000	637,999
Allegiant Travel Co.
7.25%, 8/15/27(a)	515,000	518,055
Allison Transmission, Inc.
5.88%, 6/1/29(a)	53,000	52,700
3.75%, 1/30/31(a)	450,000	398,635
Ally Financial, Inc.
6.70%, 2/14/33	323,000	326,091
AMC Networks, Inc.
10.25%, 1/15/29(a)	740,000	787,773
4.25%, 2/15/29(b)	964,000	756,279
American Axle & Manufacturing, Inc.
5.00%, 10/1/29(b)	481,000	440,476
ANGI Group LLC
3.88%, 8/15/28(a)	425,000	379,734
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 1/15/28(a)	217,000	215,414
5.38%, 6/15/29(a)	200,000	194,748
6.63%, 2/1/32(a)	170,000	171,490
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 4/15/30(a)(b)	545,000	484,320
Anywhere Real Estate Group LLC/ Realogy Co-Issuer Corp.
5.75%, 1/15/29(a)(b)	575,000	463,475
Investments	Principal Amount	Value
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/29(a)	$435,000	$378,284
Aramark Services, Inc.
5.00%, 2/1/28(a)	486,000	473,003
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 4/1/28(a)	175,000	174,256
6.63%, 9/1/32(a)	280,000	280,563
Arcosa, Inc.
6.88%, 8/15/32(a)	215,000	218,621
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a)(b)	435,000	406,050
5.00%, 2/15/32(a)(b)	430,000	394,040
ASGN, Inc.
4.63%, 5/15/28(a)	322,000	305,972
Avient Corp.
7.13%, 8/1/30(a)	124,000	127,119
6.25%, 11/1/31(a)	175,000	173,233
Axalta Coating Systems LLC
3.38%, 2/15/29(a)	259,000	235,808
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 5/15/31(a)	425,000	433,751
Bath & Body Works, Inc.
6.63%, 10/1/30(a)	101,000	101,896
Beacon Roofing Supply, Inc.
6.50%, 8/1/30(a)	185,000	187,794
BellRing Brands, Inc.
7.00%, 3/15/30(a)	136,000	139,661
Berry Global, Inc.
5.80%, 6/15/31(a)	250,000	254,849
5.65%, 1/15/34(a)	125,000	125,654
Block, Inc.
3.50%, 6/1/31	240,000	211,370
6.50%, 5/15/32(a)	209,000	211,327
Boyd Gaming Corp.
4.75%, 12/1/27	218,000	211,494
4.75%, 6/15/31(a)	681,000	630,115
Bread Financial Holdings, Inc.
9.75%, 3/15/29(a)	702,000	755,373
Brink’s Co.
4.63%, 10/15/27(a)	185,000	179,342
Builders FirstSource, Inc.
4.25%, 2/1/32(a)	1,036,000	915,742
6.38%, 6/15/32(a)	528,000	525,697
Cable One, Inc.
4.00%, 11/15/30(a)(b)	561,000	469,045
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)	930,000	871,814
7.00%, 2/15/30(a)	570,000	580,962
6.00%, 10/15/32(a)(b)	515,000	497,054

See Notes to Financial Statements

WisdomTree Trust    59

Schedule of Investments (unaudited) (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) December 31, 2024
Investments	Principal Amount	Value
California Resources Corp.
8.25%, 6/15/29(a)	$815,000	$826,930
Carnival Corp.
7.63%, 3/1/26(a)	330,000	330,750
5.75%, 3/1/27(a)	1,020,000	1,018,962
6.00%, 5/1/29(a)	365,000	364,677
10.50%, 6/1/30(a)	250,000	267,252
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28(a)	305,000	294,459
4.75%, 3/1/30(a)	950,000	868,335
4.50%, 8/15/30(a)	1,020,000	916,245
4.75%, 2/1/32(a)	495,000	434,535
4.50%, 5/1/32	323,000	278,348
Cedar Fair LP Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 4/15/27	65,000	64,258
Central Garden & Pet Co.
4.13%, 10/15/30	311,000	279,598
Century Communities, Inc.
3.88%, 8/15/29(a)	384,000	344,302
CF Industries, Inc.
5.15%, 3/15/34	1,000	973
Charles River Laboratories International, Inc.
4.25%, 5/1/28(a)	424,000	402,687
4.00%, 3/15/31(a)	145,000	129,282
Chart Industries, Inc.
7.50%, 1/1/30(a)	385,000	400,757
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/45	515,000	487,859
3.70%, 4/1/51	1,622,000	1,019,378
Chemours Co.
5.75%, 11/15/28(a)	815,000	758,157
4.63%, 11/15/29(a)	295,000	256,806
8.00%, 1/15/33(a)	440,000	430,429
CHS/Community Health Systems, Inc.
5.63%, 3/15/27(a)	900,000	863,917
8.00%, 12/15/27(a)	274,000	274,030
6.88%, 4/15/29(a)	590,000	445,307
5.25%, 5/15/30(a)	1,010,000	830,902
4.75%, 2/15/31(a)	661,000	514,322
10.88%, 1/15/32(a)	905,000	934,999
Churchill Downs, Inc.
5.50%, 4/1/27(a)	94,000	92,985
4.75%, 1/15/28(a)	470,000	453,733
5.75%, 4/1/30(a)	486,000	477,375
Cinemark USA, Inc.
5.25%, 7/15/28(a)	600,000	585,185
7.00%, 8/1/32(a)	145,000	148,056
Investments	Principal Amount	Value
Civitas Resources, Inc.
8.38%, 7/1/28(a)	$997,000	$1,036,444
8.63%, 11/1/30(a)	795,000	833,371
8.75%, 7/1/31(a)	970,000	1,011,866
Clean Harbors, Inc.
4.88%, 7/15/27(a)	197,000	193,074
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	654,000	626,379
3.75%, 2/15/31(a)	616,000	536,656
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/29(a)	480,000	483,696
6.88%, 1/15/30(a)	215,000	216,524
8.75%, 4/15/30(a)	926,000	939,050
CNX Resources Corp.
6.00%, 1/15/29(a)	351,000	344,267
7.38%, 1/15/31(a)	171,000	175,679
Cogent Communications Group LLC
3.50%, 5/1/26(a)	210,000	203,499
Coherent Corp.
5.00%, 12/15/29(a)	368,000	351,328
Coinbase Global, Inc.
3.38%, 10/1/28(a)	935,000	841,637
3.63%, 10/1/31(a)	175,000	147,923
CommScope LLC
6.00%, 3/1/26(a)	1,097,000	1,091,759
8.25%, 3/1/27(a)	900,000	861,402
7.13%, 7/1/28(a)	670,000	593,732
4.75%, 9/1/29(a)	1,020,000	913,927
CommScope Technologies LLC
5.00%, 3/15/27(a)	720,000	643,467
Compass Minerals International, Inc.
6.75%, 12/1/27(a)	22,000	21,682
Concentra Escrow Issuer Corp.
6.88%, 7/15/32(a)	220,000	225,056
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/1/29(a)	400,000	381,297
CoreCivic, Inc.
8.25%, 4/15/29	220,000	232,832
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31(a)	1,010,000	965,651
7.50%, 12/15/33(a)	305,000	321,079
Credit Acceptance Corp.
9.25%, 12/15/28(a)	450,000	476,287
Crescent Energy Finance LLC
9.25%, 2/15/28(a)	145,000	151,645
7.63%, 4/1/32(a)	540,000	537,731
7.38%, 1/15/33(a)	615,000	599,674
Crowdstrike Holdings, Inc.
3.00%, 2/15/29	185,000	168,172

See Notes to Financial Statements

60    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) December 31, 2024
Investments	Principal Amount	Value
Crown Americas LLC
5.25%, 4/1/30	$240,000	$233,864
CSC Holdings LLC
5.50%, 4/15/27(a)	1,085,000	971,413
5.38%, 2/1/28(a)	670,000	578,674
11.25%, 5/15/28(a)	995,000	981,827
4.13%, 12/1/30(a)	812,000	586,819
3.38%, 2/15/31(a)	525,000	371,693
4.50%, 11/15/31(a)	1,010,000	734,469
Cushman & Wakefield U.S. Borrower LLC
6.75%, 5/15/28(a)	120,000	120,087
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 6/15/28(a)	362,000	351,408
Darling Ingredients, Inc.
6.00%, 6/15/30(a)	323,000	318,948
DaVita, Inc.
4.63%, 6/1/30(a)	1,153,000	1,061,043
3.75%, 2/15/31(a)	938,000	812,305
6.88%, 9/1/32(a)	525,000	529,465
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 3/15/29(a)	915,000	947,005
Delta Air Lines, Inc.
7.38%, 1/15/26	80,000	81,830
Directv Financing LLC
8.88%, 2/1/30(a)	670,000	659,550
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 8/15/27(a)	1,105,000	1,076,927
DT Midstream, Inc.
4.13%, 6/15/29(a)	250,000	234,035
4.38%, 6/15/31(a)	371,000	339,011
Dycom Industries, Inc.
4.50%, 4/15/29(a)	238,000	222,803
Edgewell Personal Care Co.
5.50%, 6/1/28(a)	285,000	279,186
4.13%, 4/1/29(a)	281,000	259,508
Elanco Animal Health, Inc.
6.65%, 8/28/28	364,000	370,521
Elastic NV
4.13%, 7/15/29(a)	275,000	255,061
Element Solutions, Inc.
3.88%, 9/1/28(a)	16,000	15,209
Embecta Corp.
5.00%, 2/15/30(a)	135,000	124,293
Encompass Health Corp.
4.50%, 2/1/28(b)	177,000	170,894
4.75%, 2/1/30	135,000	128,196
Encore Capital Group, Inc.
8.50%, 5/15/30(a)	610,000	642,814
Investments	Principal Amount	Value
Energizer Holdings, Inc.
4.75%, 6/15/28(a)	$267,000	$255,249
4.38%, 3/31/29(a)	622,000	579,324
Energy Transfer LP
8.00%, 5/15/54, (8.00% fixed rate until 5/15/29; 5-year Constant Maturity Treasury Rate + 4.02% thereafter)(c)	598,000	628,794
Enova International, Inc.
9.13%, 8/1/29(a)	445,000	462,889
Entegris, Inc.
5.95%, 6/15/30(a)	183,000	181,585
EQM Midstream Partners LP
6.50%, 7/1/27(a)	504,000	511,816
4.50%, 1/15/29(a)	518,000	494,775
4.75%, 1/15/31(a)	774,000	729,875
Esab Corp.
6.25%, 4/15/29(a)	135,000	136,845
Fair Isaac Corp.
4.00%, 6/15/28(a)	190,000	179,520
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 1/15/29(a)	805,000	747,193
6.75%, 1/15/30(a)	1,130,000	1,043,206
FirstCash, Inc.
4.63%, 9/1/28(a)	364,000	345,160
5.63%, 1/1/30(a)	285,000	275,015
Fluor Corp.
4.25%, 9/15/28	81,000	77,068
Ford Motor Co.
3.25%, 2/12/32	794,000	661,167
4.75%, 1/15/43	510,000	402,497
Ford Motor Credit Co. LLC
4.95%, 5/28/27	300,000	297,463
7.35%, 11/4/27	190,000	198,959
6.80%, 11/7/28	420,000	435,471
5.80%, 3/8/29	600,000	600,330
5.11%, 5/3/29	735,000	715,955
4.00%, 11/13/30	555,000	500,003
6.13%, 3/8/34	540,000	528,593
Fortrea Holdings, Inc.
7.50%, 7/1/30(a)(b)	385,000	385,822
Fortress Transportation & Infrastructure Investors LLC
5.50%, 5/1/28(a)	330,000	323,445
7.00%, 5/1/31(a)	375,000	382,459
7.00%, 6/15/32(a)	400,000	408,450
Gap, Inc.
3.63%, 10/1/29(a)	11,000	9,897
3.88%, 10/1/31(a)	1,103,000	953,816
Gates Corp.
6.88%, 7/1/29(a)	240,000	244,466

See Notes to Financial Statements

WisdomTree Trust    61

Schedule of Investments (unaudited) (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) December 31, 2024
Investments	Principal Amount	Value
GCI LLC
4.75%, 10/15/28(a)	$415,000	$387,512
Gen Digital, Inc.
6.75%, 9/30/27(a)	259,000	262,791
GEO Group, Inc.
8.63%, 4/15/29	540,000	570,937
10.25%, 4/15/31	560,000	611,324
Glatfelter Corp.
4.75%, 11/15/29(a)(b)	485,000	431,406
Global Atlantic Fin Co.
4.70%, 10/15/51, (4.70% fixed rate until 10/15/26; 5-year Constant Maturity Treasury Rate + 3.796% thereafter)(a)(b)(c)	540,000	519,833
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.75%, 12/15/27(a)	360,000	329,208
GLP Capital LP/GLP Financing II, Inc.
5.30%, 1/15/29	175,000	173,885
4.00%, 1/15/31	397,000	363,953
5.63%, 9/15/34	325,000	319,504
GN Bondco LLC
9.50%, 10/15/31(a)	435,000	457,921
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 3/1/29(a)	375,000	343,439
Graham Packaging Co., Inc.
7.13%, 8/15/28(a)	441,000	435,236
Graphic Packaging International LLC
6.38%, 7/15/32(a)	156,000	156,633
Griffon Corp.
5.75%, 3/1/28	691,000	679,043
Group 1 Automotive, Inc.
4.00%, 8/15/28(a)	453,000	424,353
6.38%, 1/15/30(a)	255,000	256,322
Gulfport Energy Operating Corp.
6.75%, 9/1/29(a)	400,000	403,047
GXO Logistics, Inc.
6.25%, 5/6/29	170,000	174,182
6.50%, 5/6/34	340,000	349,204
HA Sustainable Infrastructure Capital, Inc.
6.38%, 7/1/34(a)	555,000	542,039
Hanesbrands, Inc.
4.88%, 5/15/26(a)	556,000	547,800
9.00%, 2/15/31(a)	202,000	215,554
HealthEquity, Inc.
4.50%, 10/1/29(a)	260,000	243,936
Herc Holdings, Inc.
6.63%, 6/15/29(a)	290,000	293,794
Hess Midstream Operations LP
5.13%, 6/15/28(a)	305,000	296,958
4.25%, 2/15/30(a)	465,000	429,764
Investments	Principal Amount	Value
Hillenbrand, Inc.
6.25%, 2/15/29	$215,000	$215,342
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/29(a)	355,000	328,027
4.88%, 1/15/30	310,000	298,239
4.00%, 5/1/31(a)	435,000	391,973
3.63%, 2/15/32(a)	620,000	538,970
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(a)	840,000	791,326
4.88%, 7/1/31(a)	359,000	321,981
6.63%, 1/15/32(a)	555,000	557,141
HLF Financing SARL LLC/Herbalife International, Inc.
12.25%, 4/15/29(a)	850,000	889,385
4.88%, 6/1/29(a)	414,000	292,097
Hologic, Inc.
3.25%, 2/15/29(a)	319,000	289,287
Ingevity Corp.
3.88%, 11/1/28(a)	305,000	279,195
IQVIA, Inc.
5.00%, 5/15/27(a)	200,000	196,591
Iron Mountain, Inc.
4.88%, 9/15/27(a)	289,000	281,995
5.25%, 3/15/28(a)	219,000	214,475
5.25%, 7/15/30(a)	382,000	365,024
4.50%, 2/15/31(a)	395,000	361,677
5.63%, 7/15/32(a)	720,000	688,387
Kaiser Aluminum Corp.
4.63%, 3/1/28(a)	275,000	259,123
4.50%, 6/1/31(a)(b)	336,000	296,990
Kinetik Holdings LP
5.88%, 6/15/30(a)	236,000	232,665
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 2/1/27(a)	335,000	323,418
4.75%, 6/15/29(a)	205,000	194,054
7.00%, 7/15/31(a)	185,000	190,496
Lamar Media Corp.
3.75%, 2/15/28	205,000	192,443
3.63%, 1/15/31	440,000	387,809
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)	157,000	153,330
4.13%, 1/31/30(a)	540,000	495,192
Level 3 Financing, Inc.
10.50%, 4/15/29(a)	865,000	964,193
11.00%, 11/15/29(a)	870,000	980,334
4.50%, 4/1/30(a)	900,000	750,062
10.50%, 5/15/30(a)	900,000	980,643
10.75%, 12/15/30(a)	390,000	437,553
Levi Strauss & Co.
3.50%, 3/1/31(a)	190,000	167,233
See Notes to Financial Statements

62    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) December 31, 2024
Investments	Principal Amount	Value
Light & Wonder International, Inc.
7.25%, 11/15/29(a)	$214,000	$219,219
7.50%, 9/1/31(a)	145,000	149,483
Live Nation Entertainment, Inc.
4.75%, 10/15/27(a)	536,000	518,537
Magnera Corp.
7.25%, 11/15/31(a)	400,000	391,511
Marriott Ownership Resorts, Inc.
4.50%, 6/15/29(a)(b)	337,000	314,912
Masterbrand, Inc.
7.00%, 7/15/32(a)	485,000	488,985
Matador Resources Co.
6.88%, 4/15/28(a)	278,000	282,107
6.50%, 4/15/32(a)	545,000	539,791
6.25%, 4/15/33(a)	420,000	408,746
Match Group Holdings II LLC
4.63%, 6/1/28(a)	195,000	186,361
3.63%, 10/1/31(a)	261,000	222,993
Maxim Crane Works Holdings Capital LLC
11.50%, 9/1/28(a)	439,000	464,776
MGM Resorts International
5.50%, 4/15/27	679,000	675,006
4.75%, 10/15/28	295,000	282,696
6.50%, 4/15/32(b)	520,000	519,001
Midcap Financial Issuer Trust
6.50%, 5/1/28(a)	785,000	767,614
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 5/1/29(a)	589,000	555,896
Molina Healthcare, Inc.
4.38%, 6/15/28(a)	430,000	408,272
3.88%, 11/15/30(a)	920,000	819,859
Moog, Inc.
4.25%, 12/15/27(a)	125,000	119,411
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	1,286,000	1,089,943
4.63%, 8/1/29	836,000	601,281
3.50%, 3/15/31	1,005,000	640,116
Murphy Oil Corp.
6.00%, 10/1/32	435,000	418,312
Murphy Oil USA, Inc.
3.75%, 2/15/31(a)	344,000	303,054
Nabors Industries, Inc.
7.38%, 5/15/27(a)	967,000	966,883
9.13%, 1/31/30(a)	225,000	228,947
8.88%, 8/15/31(a)	530,000	492,518
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	474,000	471,694
5.13%, 12/15/30(a)	955,000	891,897
5.75%, 11/15/31(a)	360,000	344,512
Investments	Principal Amount	Value
Navient Corp.
5.00%, 3/15/27	$46,000	$45,098
4.88%, 3/15/28	366,000	349,409
5.50%, 3/15/29	660,000	624,183
9.38%, 7/25/30	390,000	417,952
11.50%, 3/15/31	400,000	447,806
NCL Corp. Ltd.
5.88%, 3/15/26(a)	860,000	859,658
5.88%, 2/15/27(a)	310,000	309,354
7.75%, 2/15/29(a)	505,000	530,635
NCL Finance Ltd.
6.13%, 3/15/28(a)	300,000	301,115
NCR Atleos Corp.
9.50%, 4/1/29(a)	768,000	831,685
NCR Voyix Corp.
5.00%, 10/1/28(a)	276,000	265,606
Necessity Retail REIT, Inc./American Finance Operating Partner LP
4.50%, 9/30/28(a)	395,000	362,890
Newell Brands, Inc.
5.70%, 4/1/26	454,000	454,464
6.63%, 9/15/29	590,000	602,032
6.63%, 5/15/32	750,000	756,260
News Corp.
3.88%, 5/15/29(a)	190,000	176,471
5.13%, 2/15/32(a)	200,000	188,896
Nexstar Media, Inc.
5.63%, 7/15/27(a)	976,000	953,154
4.75%, 11/1/28(a)	930,000	868,227
NextEra Energy Operating Partners LP
3.88%, 10/15/26(a)	756,000	723,838
4.50%, 9/15/27(a)	328,000	312,780
7.25%, 1/15/29(a)	610,000	624,633
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 2/15/29(a)	785,000	796,151
8.38%, 2/15/32(a)	1,035,000	1,043,542
Noble Finance II LLC
8.00%, 4/15/30(a)	1,065,000	1,075,997
Nordstrom, Inc.
4.38%, 4/1/30	343,000	311,495
NRG Energy, Inc.
5.25%, 6/15/29(a)	591,000	574,770
5.75%, 7/15/29(a)	386,000	378,931
3.63%, 2/15/31(a)	653,000	571,173
6.00%, 2/1/33(a)	490,000	476,266
6.25%, 11/1/34(a)	705,000	692,381
NuStar Logistics LP
6.38%, 10/1/30	430,000	431,542

See Notes to Financial Statements

WisdomTree Trust    63

Schedule of Investments (unaudited) (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) December 31, 2024
Investments	Principal Amount	Value
Occidental Petroleum Corp.
8.88%, 7/15/30	$275,000	$313,722
5.38%, 1/1/32	975,000	955,986
5.55%, 10/1/34	975,000	947,509
6.45%, 9/15/36	931,000	953,738
6.20%, 3/15/40	245,000	241,875
6.60%, 3/15/46	660,000	668,058
Olin Corp.
5.00%, 2/1/30	385,000	361,990
ON Semiconductor Corp.
3.88%, 9/1/28(a)	201,000	188,330
OneMain Finance Corp.
7.13%, 3/15/26	703,000	716,212
6.63%, 1/15/28	298,000	302,223
5.38%, 11/15/29	905,000	871,937
7.88%, 3/15/30	595,000	621,197
4.00%, 9/15/30	853,000	756,759
7.13%, 11/15/31	535,000	545,554
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 8/15/27(a)	155,000	151,239
4.25%, 1/15/29(a)	91,000	84,772
4.63%, 3/15/30(a)(b)	486,000	449,573
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27(a)	395,000	393,374
7.25%, 5/15/31(a)	533,000	522,085
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/28(a)	416,000	416,009
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/27(a)	159,000	157,992
Paramount Global
4.20%, 6/1/29	930,000	877,968
4.95%, 1/15/31	1,020,000	954,429
4.38%, 3/15/43	1,160,000	847,539
4.95%, 5/19/50	720,000	544,551
6.25%, 2/28/57, (6.25% fixed rate until 2/28/27; Secured Overnight Financing Rate + 3.899% thereafter)(c)	405,000	387,148
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(c)	656,000	634,530
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/1/28(a)	434,000	425,206
4.88%, 5/15/29(a)	485,000	457,062
Patrick Industries, Inc.
6.38%, 11/1/32(a)	405,000	392,763
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 2/15/28	604,000	579,682
7.88%, 9/15/30(a)(b)	363,000	356,806
Investments	Principal Amount	Value
Penske Automotive Group, Inc.
3.75%, 6/15/29(b)	$145,000	$131,936
Performance Food Group, Inc.
5.50%, 10/15/27(a)	66,000	65,481
4.25%, 8/1/29(a)	651,000	605,075
6.13%, 9/15/32(a)	230,000	230,185
Permian Resources Operating LLC
8.00%, 4/15/27(a)	104,000	106,242
5.88%, 7/1/29(a)	455,000	446,777
7.00%, 1/15/32(a)	669,000	680,410
Phinia, Inc.
6.75%, 4/15/29(a)	220,000	224,548
Post Holdings, Inc.
5.50%, 12/15/29(a)	1,014,000	981,971
4.63%, 4/15/30(a)	843,000	778,521
4.50%, 9/15/31(a)	1,159,000	1,040,632
6.25%, 2/15/32(a)	205,000	203,731
6.38%, 3/1/33(a)	1,015,000	996,165
Prestige Brands, Inc.
3.75%, 4/1/31(a)	356,000	313,269
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 4/15/26(a)	540,000	540,323
3.38%, 8/31/27(a)	530,000	496,352
6.25%, 1/15/28(a)	409,000	407,027
PROG Holdings, Inc.
6.00%, 11/15/29(a)	496,000	475,727
PTC, Inc.
4.00%, 2/15/28(a)	145,000	137,789
Range Resources Corp.
4.75%, 2/15/30(a)	228,000	214,177
Regal Rexnord Corp.
6.05%, 4/15/28	195,000	198,541
6.30%, 2/15/30	605,000	622,713
6.40%, 4/15/33	416,000	429,800
Resideo Funding, Inc.
6.50%, 7/15/32(a)	195,000	195,333
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 2/15/29(a)	444,000	419,043
RLJ Lodging Trust LP
4.00%, 9/15/29(a)(b)	435,000	394,179
ROBLOX Corp.
3.88%, 5/1/30(a)	444,000	400,457
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(a)	270,000	252,069
Royal Caribbean Cruises Ltd.
5.50%, 4/1/28(a)	865,000	859,665
5.63%, 9/30/31(a)	230,000	226,339
6.00%, 2/1/33(a)	145,000	144,780
Sabra Health Care LP
3.20%, 12/1/31	131,000	112,579

See Notes to Financial Statements

64    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) December 31, 2024
Investments	Principal Amount	Value
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 3/1/32	$371,000	$372,128
SBA Communications Corp.
3.13%, 2/1/29	4,000	3,615
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.63%, 3/1/30(a)	645,000	618,735
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 2/1/28(a)	167,000	167,865
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/29(a)	440,000	420,017
Sensata Technologies BV
4.00%, 4/15/29(a)	615,000	565,376
Sensata Technologies, Inc.
3.75%, 2/15/31(a)	462,000	404,019
Service Corp. International
3.38%, 8/15/30	881,000	774,906
4.00%, 5/15/31	265,000	236,482
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 8/15/32(a)	130,000	132,346
Silgan Holdings, Inc.
4.13%, 2/1/28	129,000	123,294
Sinclair Television Group, Inc.
5.50%, 3/1/30(a)	149,000	100,677
4.13%, 12/1/30(a)	553,000	409,395
Sirius XM Radio, Inc.
5.00%, 8/1/27(a)	653,000	635,298
4.00%, 7/15/28(a)	1,116,000	1,030,075
5.50%, 7/1/29(a)	918,000	881,479
4.13%, 7/1/30(a)	1,157,000	1,010,740
3.88%, 9/1/31(a)	560,000	469,449
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/1/28(a)	425,000	438,135
Six Flags Entertainment Corp.
7.25%, 5/15/31(a)	428,000	437,304
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.
6.63%, 5/1/32(a)	215,000	217,944
Skyworks Solutions, Inc.
3.00%, 6/1/31	215,000	184,472
SM Energy Co.
6.75%, 8/1/29(a)	585,000	579,514
7.00%, 8/1/32(a)	570,000	562,013
Sonic Automotive, Inc.
4.63%, 11/15/29(a)	200,000	184,866
4.88%, 11/15/31(a)	654,000	586,971
Southwestern Energy Co.
5.38%, 3/15/30	267,000	261,294
4.75%, 2/1/32	253,000	235,225
Investments	Principal Amount	Value
SS&C Technologies, Inc.
5.50%, 9/30/27(a)	$349,000	$345,425
6.50%, 6/1/32(a)	145,000	146,408
Stagwell Global LLC
5.63%, 8/15/29(a)	842,000	801,679
Starwood Property Trust, Inc.
4.38%, 1/15/27(a)	284,000	274,734
7.25%, 4/1/29(a)	355,000	364,691
Station Casinos LLC
4.50%, 2/15/28(a)	685,000	651,052
4.63%, 12/1/31(a)	455,000	407,716
StoneX Group, Inc.
7.88%, 3/1/31(a)	300,000	313,877
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 1/15/29(a)	63,000	63,324
7.25%, 1/15/31(a)	275,000	292,000
Summit Midstream Holdings LLC
8.63%, 10/31/29(a)	495,000	513,473
SunCoke Energy, Inc.
4.88%, 6/30/29(a)	386,000	351,037
Sunoco LP
7.25%, 5/1/32(a)	650,000	671,825
Sunoco LP/Sunoco Finance Corp.
4.50%, 5/15/29	488,000	459,295
Synchrony Financial
7.25%, 2/2/33	500,000	517,373
Talen Energy Supply LLC
8.63%, 6/1/30(a)	385,000	410,824
Talos Production, Inc.
9.00%, 2/1/29(a)	470,000	482,149
9.38%, 2/1/31(a)	550,000	561,403
Taylor Morrison Communities, Inc.
5.13%, 8/1/30(a)	446,000	426,974
TEGNA, Inc.
4.75%, 3/15/26(a)	200,000	197,808
4.63%, 3/15/28	851,000	808,950
5.00%, 9/15/29	866,000	811,095
Teleflex, Inc.
4.63%, 11/15/27	169,000	164,002
4.25%, 6/1/28(a)	70,000	66,557
Tempur Sealy International, Inc.
4.00%, 4/15/29(a)	518,000	478,049
3.88%, 10/15/31(a)	617,000	538,518
Tenet Healthcare Corp.
6.13%, 10/1/28	154,000	153,898
4.25%, 6/1/29	135,000	126,730
4.38%, 1/15/30	580,000	538,907
6.13%, 6/15/30	728,000	723,885
Tenneco, Inc.
8.00%, 11/17/28(a)	1,135,000	1,059,042

See Notes to Financial Statements

WisdomTree Trust    65

Schedule of Investments (unaudited) (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) December 31, 2024
Investments	Principal Amount	Value
Terex Corp.
5.00%, 5/15/29(a)	$304,000	$289,711
6.25%, 10/15/32(a)	385,000	378,175
Thor Industries, Inc.
4.00%, 10/15/29(a)	395,000	358,186
TopBuild Corp.
4.13%, 2/15/32(a)	251,000	222,731
Townsquare Media, Inc.
6.88%, 2/1/26(a)	326,000	324,718
TransDigm, Inc.
6.75%, 8/15/28(a)	615,000	621,433
4.63%, 1/15/29	750,000	702,875
4.88%, 5/1/29	1,034,000	975,659
6.63%, 3/1/32(a)	950,000	959,545
Transocean, Inc.
8.25%, 5/15/29(a)	855,000	840,049
Travel & Leisure Co.
6.63%, 7/31/26(a)	125,000	126,108
4.50%, 12/1/29(a)	485,000	453,132
TreeHouse Foods, Inc.
4.00%, 9/1/28	404,000	367,190
TriNet Group, Inc.
3.50%, 3/1/29(a)	341,000	308,800
TTM Technologies, Inc.
4.00%, 3/1/29(a)	273,000	253,505
Twilio, Inc.
3.63%, 3/15/29	205,000	188,381
3.88%, 3/15/31	225,000	201,948
U.S. Foods, Inc.
6.88%, 9/15/28(a)	150,000	153,654
4.75%, 2/15/29(a)	315,000	302,187
4.63%, 6/1/30(a)	315,000	296,316
5.75%, 4/15/33(a)	175,000	170,279
Under Armour, Inc.
3.25%, 6/15/26	1,000	966
United Airlines, Inc.
4.38%, 4/15/26(a)	630,000	619,790
4.63%, 4/15/29(a)	1,145,000	1,089,279
United Natural Foods, Inc.
6.75%, 10/15/28(a)	453,000	446,189
United Rentals North America, Inc.
3.88%, 11/15/27(b)	295,000	282,654
4.88%, 1/15/28	153,000	148,944
4.00%, 7/15/30	212,000	193,386
3.88%, 2/15/31	1,195,000	1,068,795
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 9/1/27	150,000	150,616
7.13%, 3/15/29(a)	595,000	605,719
Investments	Principal Amount	Value
Vail Resorts, Inc.
6.50%, 5/15/32(a)	$100,000	$101,148
Valvoline, Inc.
3.63%, 6/15/31(a)	322,000	274,903
Vertiv Group Corp.
4.13%, 11/15/28(a)	210,000	198,466
VF Corp.
2.80%, 4/23/27	210,000	197,038
2.95%, 4/23/30	510,000	437,139
VFH Parent LLC/Valor Co-Issuer, Inc.
7.50%, 6/15/31(a)	315,000	324,039
Victoria’s Secret & Co.
4.63%, 7/15/29(a)	535,000	487,519
Vistra Operations Co. LLC
5.00%, 7/31/27(a)	330,000	324,211
4.38%, 5/1/29(a)	160,000	150,833
7.75%, 10/15/31(a)	760,000	796,992
6.88%, 4/15/32(a)	170,000	174,129
Vontier Corp.
2.95%, 4/1/31	309,000	265,618
WESCO Distribution, Inc.
6.63%, 3/15/32(a)	340,000	345,206
Western Alliance Bancorp
3.00%, 6/15/31, (3.00% fixed rate until 6/15/26; 3-month Secured Overnight Financing Rate + 2.25% thereafter)(b)(c)	440,000	417,131
Williams Scotsman, Inc.
4.63%, 8/15/28(a)	748,000	713,849
Wolverine World Wide, Inc.
4.00%, 8/15/29(a)	430,000	377,924
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/28(a)	243,000	231,086
XHR LP
4.88%, 6/1/29(a)	306,000	289,159
XPO, Inc.
7.13%, 2/1/32(a)	115,000	117,953
Yum! Brands, Inc.
3.63%, 3/15/31	143,000	126,673
Zebra Technologies Corp.
6.50%, 6/1/32(a)	125,000	126,859
ZipRecruiter, Inc.
5.00%, 1/15/30(a)	412,000	371,245
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 2/1/29(a)	385,000	349,664
Total United States		211,979,629
TOTAL CORPORATE BONDS (Cost: $212,509,236)		212,564,685
See Notes to Financial Statements

66    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) December 31, 2024
Investments	Shares	Value
MUTUAL FUND – 0.4%
United States – 0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(d) (Cost: $822,534)	822,534	$822,534
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%
United States – 1.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(d) (Cost: $3,299,197)	3,299,197	3,299,197
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $216,630,967)		216,686,416
Other Assets less Liabilities – 0.1%		238,770
NET ASSETS – 100.0%		$216,925,186

(a)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at December 31, 2024 (See Note 2). At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,717,614 and the total market value of the collateral held by the Fund was $5,933,349. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,634,152.

(c)  Rate shown reflects the accrual rate as of December 31, 2024 on securities with variable or step rates.

(d)  Rate shown represents annualized 7-day yield as of December 31, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$212,564,685	$—	$212,564,685
Mutual Fund	—	822,534	—	822,534
Investment of Cash Collateral for Securities Loaned	—	3,299,197	—	3,299,197
Total Investments in Securities	$—	$216,686,416	$—	$216,686,416

See Notes to Financial Statements

WisdomTree Trust    67

Schedule of Investments (unaudited) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) December 31, 2024
Investments	Principal Amount	Value
CORPORATE BONDS – 96.3%
Germany – 1.0%
Deutsche Bank AG
2.13%, 11/24/26, (2.129% fixed rate until 11/24/25; Secured Overnight Financing Rate + 1.87% thereafter)(a)	$150,000	$146,178
6.72%, 1/18/29, (6.72% fixed rate until 1/18/28; Secured Overnight Financing Rate + 3.18% thereafter)(a)	276,000	286,553
Total Germany		432,731
Switzerland – 0.7%
Novartis Capital Corp.
2.00%, 2/14/27	50,000	47,567
UBS AG
7.50%, 2/15/28	250,000	267,778
Total Switzerland		315,345
Taiwan – 0.5%
TSMC Arizona Corp.
3.88%, 4/22/27	200,000	196,580
United Kingdom – 1.1%
Astrazeneca Finance LLC
1.20%, 5/28/26	130,000	124,319
BAT Capital Corp.
3.22%, 9/6/26(b)	135,000	131,587
3.56%, 8/15/27	139,000	134,562
Unilever Capital Corp.
2.00%, 7/28/26	100,000	96,412
Total United Kingdom		486,880
United States – 93.0%
3M Co.
2.88%, 10/15/27	120,000	114,896
AbbVie, Inc.
2.95%, 11/21/26	179,000	173,979
4.80%, 3/15/29	142,000	141,977
3.20%, 11/21/29	258,000	239,722
AEP Texas, Inc.
3.95%, 6/1/28	177,000	171,201
Ally Financial, Inc.
4.75%, 6/9/27	50,000	49,672
2.20%, 11/2/28	120,000	106,911
Altria Group, Inc.
2.63%, 9/16/26	80,000	77,304
4.80%, 2/14/29	112,000	110,786
Amazon.com, Inc.
3.15%, 8/22/27	79,000	76,398
Ameren Corp.
1.95%, 3/15/27	160,000	150,513
American Express Co.
1.65%, 11/4/26	161,000	152,677
Investments	Principal Amount	Value
2.55%, 3/4/27	$40,000	$38,295
5.39%, 7/28/27, (5.389% fixed rate until 7/28/26; Secured Overnight Financing Rate + 0.97% thereafter)(a)	69,000	69,777
American Homes 4 Rent LP
4.25%, 2/15/28	100,000	97,683
American Honda Finance Corp.
5.65%, 11/15/28	183,000	187,823
4.90%, 3/13/29	118,000	117,677
Amgen, Inc.
2.60%, 8/19/26	14,000	13,553
2.20%, 2/21/27	64,000	60,712
3.20%, 11/2/27	200,000	192,453
5.15%, 3/2/28	79,000	79,607
1.65%, 8/15/28	76,000	67,946
Analog Devices, Inc.
3.45%, 6/15/27	78,000	76,037
Aon Corp.
3.75%, 5/2/29	100,000	95,062
Aon Corp./Aon Global Holdings PLC
2.85%, 5/28/27	86,000	82,259
Apple, Inc.
2.45%, 8/4/26	50,000	48,540
1.20%, 2/8/28	132,000	119,352
Archer-Daniels-Midland Co.
2.50%, 8/11/26	32,000	30,961
Athene Holding Ltd.
4.13%, 1/12/28	121,000	118,107
AutoZone, Inc.
3.75%, 4/18/29	100,000	95,388
AvalonBay Communities, Inc.
3.35%, 5/15/27	107,000	103,824
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/7/29	129,000	119,195
Bank of America Corp.
4.25%, 10/22/26	67,000	66,434
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(a)	166,000	161,313
1.66%, 3/11/27, Series N, (1.658% fixed rate until 3/11/26; Secured Overnight Financing Rate + 0.91% thereafter)(a)	200,000	192,760
3.56%, 4/23/27, (3.559% fixed rate until 4/23/26; 3-month Secured Overnight Financing Rate + 1.322% thereafter)(a)	23,000	22,635
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(a)	197,000	187,859
2.55%, 2/4/28, (2.551% fixed rate until 2/4/27; Secured Overnight Financing Rate + 1.05% thereafter)(a)	199,000	189,761

See Notes to Financial Statements

68    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) December 31, 2024
Investments	Principal Amount	Value
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month Secured Overnight Financing Rate + 1.774% thereafter)(a)	$371,000	$361,418
4.38%, 4/27/28, (4.376% fixed rate until 4/27/27; Secured Overnight Financing Rate + 1.58% thereafter)(a)	67,000	66,287
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month Secured Overnight Financing Rate + 1.632% thereafter)(a)	91,000	88,131
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	149,000	142,910
3.97%, 3/5/29, (3.97% fixed rate until 3/5/28; 3-month Secured Overnight Financing Rate + 1.332% thereafter)(a)	98,000	95,066
5.20%, 4/25/29, (5.202% fixed rate until 4/25/28; Secured Overnight Financing Rate + 1.63% thereafter)(a)(b)	194,000	195,016
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(a)	157,000	142,459
5.82%, 9/15/29, (5.819% fixed rate until 9/15/28; Secured Overnight Financing Rate + 1.57% thereafter)(a)	138,000	141,489
Bank of New York Mellon Corp.
2.45%, 8/17/26	100,000	96,888
3.44%, 2/7/28, (3.442% fixed rate until 2/7/27; 3-month Secured Overnight Financing Rate + 1.331% thereafter)(a)	100,000	97,403
Baxter International, Inc.
1.92%, 2/1/27	61,000	57,520
Becton Dickinson & Co.
4.87%, 2/8/29	130,000	129,721
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	3,000	2,859
Black Hills Corp.
3.05%, 10/15/29	131,000	119,919
Blackstone Secured Lending Fund
2.13%, 2/15/27	111,000	103,903
2.85%, 9/30/28	107,000	97,193
Blue Owl Capital Corp.
2.88%, 6/11/28	194,000	176,577
Blue Owl Credit Income Corp.
6.60%, 9/15/29(c)	232,000	236,866
Boardwalk Pipelines LP
5.95%, 6/1/26	40,000	40,512
BorgWarner, Inc.
2.65%, 7/1/27	135,000	128,442
BP Capital Markets America, Inc.
3.59%, 4/14/27	75,000	73,336
4.23%, 11/6/28	174,000	170,474
Bristol-Myers Squibb Co.
3.90%, 2/20/28	177,000	173,344
Investments	Principal Amount	Value
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 1/15/27	$174,000	$171,288
3.50%, 1/15/28	3,000	2,888
Broadcom, Inc.
3.46%, 9/15/26	70,000	68,693
1.95%, 2/15/28(c)	3,000	2,747
4.11%, 9/15/28(b)	68,000	66,449
4.75%, 4/15/29	95,000	94,385
5.05%, 7/12/29	141,000	141,584
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	71,000	69,658
Bunge Ltd. Finance Corp.
3.75%, 9/25/27	65,000	63,326
Capital One Financial Corp.
3.75%, 7/28/26	202,000	198,390
3.75%, 3/9/27	235,000	229,618
3.80%, 1/31/28	162,000	156,426
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(a)	24,000	24,793
Cardinal Health, Inc.
5.00%, 11/15/29	174,000	173,034
Carrier Global Corp.
2.49%, 2/15/27	152,000	145,387
Caterpillar Financial Services Corp.
4.70%, 11/15/29	120,000	119,625
CDW LLC/CDW Finance Corp.
3.25%, 2/15/29	132,000	121,782
Celanese U.S. Holdings LLC
1.40%, 8/5/26	164,000	153,689
Charles Schwab Corp.
2.00%, 3/20/28	198,000	181,479
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	153,000	143,642
Cheniere Energy Partners LP
4.50%, 10/1/29	56,000	54,229
Cigna Group
3.40%, 3/1/27	22,000	21,398
4.38%, 10/15/28	289,000	283,363
5.00%, 5/15/29	95,000	95,001
Cintas Corp. No. 2
3.70%, 4/1/27	80,000	78,443
Cisco Systems, Inc.
4.85%, 2/26/29	93,000	93,590
Citigroup, Inc.
3.20%, 10/21/26	405,000	394,103
4.30%, 11/20/26	43,000	42,635
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(a)	129,000	123,881
4.45%, 9/29/27	486,000	479,584

See Notes to Financial Statements

WisdomTree Trust    69

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) December 31, 2024
Investments	Principal Amount	Value
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month Secured Overnight Financing Rate + 1.652% thereafter)(a)	$90,000	$87,175
4.13%, 7/25/28	91,000	88,476
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month Secured Overnight Financing Rate + 1.413% thereafter)(a)	191,000	183,863
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.454% thereafter)(a)	98,000	95,151
Citizens Financial Group, Inc.
2.85%, 7/27/26	199,000	192,508
CNA Financial Corp.
3.90%, 5/1/29	100,000	95,769
Coca-Cola Co.
1.00%, 3/15/28	115,000	103,233
Comcast Corp.
2.35%, 1/15/27	10,000	9,560
3.15%, 2/15/28	109,000	103,868
4.15%, 10/15/28	72,000	70,291
4.55%, 1/15/29	173,000	171,339
Concentrix Corp.
6.60%, 8/2/28(b)	58,000	59,436
ConocoPhillips Co.
4.40%, 7/15/27	38,000	37,577
Corebridge Financial, Inc.
3.65%, 4/5/27	190,000	184,762
Coterra Energy, Inc.
4.38%, 3/15/29	98,000	94,885
CSX Corp.
2.60%, 11/1/26	63,000	60,933
CVS Health Corp.
2.88%, 6/1/26	68,000	66,045
3.63%, 4/1/27	67,000	65,012
1.30%, 8/21/27	157,000	142,295
4.30%, 3/25/28	303,000	293,821
3.25%, 8/15/29	259,000	235,854
DCP Midstream Operating LP
5.63%, 7/15/27	11,000	11,158
Dell International LLC/EMC Corp.
6.02%, 6/15/26	130,000	131,921
4.90%, 10/1/26	93,000	93,242
5.25%, 2/1/28	84,000	85,002
5.30%, 10/1/29	141,000	142,504
Discover Bank
3.45%, 7/27/26	250,000	244,546
DOC DR LLC
4.30%, 3/15/27	24,000	23,732
Dollar General Corp.
4.63%, 11/1/27	92,000	91,436
Dollar Tree, Inc.
4.20%, 5/15/28	89,000	86,594
Investments	Principal Amount	Value
DR Horton, Inc.
1.40%, 10/15/27(b)	$34,000	$31,092
DTE Energy Co.
4.88%, 6/1/28	42,000	41,896
5.10%, 3/1/29	142,000	142,361
Duke Energy Corp.
2.65%, 9/1/26	80,000	77,472
4.30%, 3/15/28	196,000	193,023
Ecolab, Inc.
5.25%, 1/15/28	10,000	10,198
Elevance Health, Inc.
4.10%, 3/1/28	182,000	177,967
Emerson Electric Co.
1.80%, 10/15/27	130,000	120,881
Enact Holdings, Inc.
6.25%, 5/28/29	118,000	120,219
Energy Transfer LP
4.40%, 3/15/27	139,000	137,714
4.00%, 10/1/27	225,000	220,087
Entergy Corp.
2.95%, 9/1/26	27,000	26,228
Entergy Louisiana LLC
3.25%, 4/1/28	109,000	103,745
Enterprise Products Operating LLC
4.15%, 10/16/28	88,000	85,921
EPR Properties
3.75%, 8/15/29	128,000	118,630
EQT Corp.
5.70%, 4/1/28	82,000	83,277
Equifax, Inc.
4.80%, 9/15/29	144,000	142,364
Equitable Holdings, Inc.
4.35%, 4/20/28	164,000	160,768
ERP Operating LP
3.25%, 8/1/27	120,000	115,640
Evergy Kansas Central, Inc.
2.55%, 7/1/26	62,000	60,221
Eversource Energy
2.90%, 3/1/27	64,000	61,444
5.45%, 3/1/28	10,000	10,131
Exelon Corp.
5.15%, 3/15/28	55,000	55,377
5.15%, 3/15/29	93,000	93,526
Expedia Group, Inc.
3.80%, 2/15/28	80,000	77,242
Exxon Mobil Corp.
2.28%, 8/16/26	55,000	53,190
FactSet Research Systems, Inc.
2.90%, 3/1/27	33,000	31,707
FedEx Corp.
4.20%, 10/17/28	97,000	94,911

See Notes to Financial Statements

70    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) December 31, 2024
Investments	Principal Amount	Value
Fidelity National Financial, Inc.
4.50%, 8/15/28	$6,000	$5,893
Fifth Third Bancorp
6.36%, 10/27/28, (6.361% fixed rate until 10/27/27; Secured Overnight Financing Index + 2.192% thereafter)(a)	274,000	283,442
Fiserv, Inc.
3.20%, 7/1/26	78,000	76,294
2.25%, 6/1/27	84,000	79,253
3.50%, 7/1/29	151,000	141,787
FMC Corp.
3.20%, 10/1/26	138,000	134,052
Fortive Corp.
3.15%, 6/15/26	144,000	140,820
Fortune Brands Innovations, Inc.
3.25%, 9/15/29	128,000	118,408
Fox Corp.
4.71%, 1/25/29	51,000	50,432
GE HealthCare Technologies, Inc.
5.65%, 11/15/27	128,000	131,226
General Dynamics Corp.
1.15%, 6/1/26	3,000	2,869
General Mills, Inc.
5.50%, 10/17/28	60,000	61,275
Genuine Parts Co.
4.95%, 8/15/29	95,000	94,724
Gilead Sciences, Inc.
2.95%, 3/1/27	130,000	125,584
Global Payments, Inc.
3.20%, 8/15/29	155,000	142,151
Goldman Sachs Group, Inc.
5.95%, 1/15/27	99,000	101,511
1.43%, 3/9/27, (1.431% fixed rate until 3/9/26; Secured Overnight Financing Rate + 0.798% thereafter)(a)	60,000	57,603
1.54%, 9/10/27, (1.542% fixed rate until 9/10/26; Secured Overnight Financing Rate + 0.818% thereafter)(a)	47,000	44,468
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(a)	309,000	294,733
4.48%, 8/23/28, (4.482% fixed rate until 8/23/27; Secured Overnight Financing Rate + 1.725% thereafter)(a)	48,000	47,450
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.42% thereafter)(a)	149,000	143,369
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(a)	45,000	43,818
Hasbro, Inc.
3.50%, 9/15/27	108,000	104,181
Investments	Principal Amount	Value
HCA, Inc.
5.25%, 6/15/26	$94,000	$94,231
5.38%, 9/1/26	100,000	100,414
4.50%, 2/15/27	157,000	155,565
3.13%, 3/15/27	42,000	40,430
5.63%, 9/1/28	3,000	3,041
4.13%, 6/15/29	179,000	170,986
Healthpeak OP LLC
3.50%, 7/15/29	126,000	118,047
Hewlett Packard Enterprise Co.
4.55%, 10/15/29	145,000	141,373
Home Depot, Inc.
2.88%, 4/15/27	158,000	152,763
2.95%, 6/15/29	127,000	118,122
Honeywell International, Inc.
4.25%, 1/15/29	95,000	93,741
Howmet Aerospace, Inc.
3.00%, 1/15/29	127,000	118,009
HP, Inc.
4.00%, 4/15/29	99,000	94,940
Humana, Inc.
1.35%, 2/3/27	271,000	252,011
Huntington Ingalls Industries, Inc.
2.04%, 8/16/28	38,000	34,158
Hyatt Hotels Corp.
5.25%, 6/30/29	117,000	117,136
Ingersoll Rand, Inc.
5.40%, 8/14/28	115,000	116,943
Intel Corp.
2.60%, 5/19/26	188,000	182,399
1.60%, 8/12/28	100,000	88,380
Intercontinental Exchange, Inc.
3.10%, 9/15/27	120,000	115,345
International Business Machines Corp.
3.50%, 5/15/29	252,000	239,018
Intuit, Inc.
5.13%, 9/15/28	116,000	117,755
ITC Holdings Corp.
3.35%, 11/15/27	8,000	7,717
Jabil, Inc.
4.25%, 5/15/27	72,000	71,014
JBS USA Holding LUX SARL/JBS USA Food Co./ JBS LUX Co. SARL
2.50%, 1/15/27	150,000	142,597
JM Smucker Co.
5.90%, 11/15/28	83,000	86,012
John Deere Capital Corp.
2.35%, 3/8/27	27,000	25,779
4.95%, 7/14/28	198,000	199,976
4.85%, 6/11/29	116,000	116,488
See Notes to Financial Statements

WisdomTree Trust    71

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) December 31, 2024
Investments	Principal Amount	Value
Johnson & Johnson
0.95%, 9/1/27	$50,000	$45,857
JPMorgan Chase & Co.
3.20%, 6/15/26	41,000	40,228
2.95%, 10/1/26	49,000	47,756
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month Secured Overnight Financing Rate + 1.507% thereafter)(a)	312,000	309,407
1.04%, 2/4/27, (1.04% fixed rate until 2/4/26; 3-month Secured Overnight Financing Rate + 0.695% thereafter)(a)	68,000	65,325
4.25%, 10/1/27	159,000	157,894
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month Secured Overnight Financing Rate + 1.599% thereafter)(a)	88,000	86,149
2.95%, 2/24/28, (2.947% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.17% thereafter)(a)	91,000	87,523
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(a)	88,000	86,946
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	190,000	184,608
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	94,000	88,281
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(a)	7,000	6,719
4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.382% thereafter)(a)(b)	221,000	214,387
2.07%, 6/1/29, (2.069% fixed rate until 6/1/28; Secured Overnight Financing Rate + 1.015% thereafter)(a)	93,000	84,541
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.522% thereafter)(a)	146,000	142,217
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(a)	140,000	141,422
Keurig Dr. Pepper, Inc.
4.60%, 5/25/28	2,000	1,984
KeyCorp
4.10%, 4/30/28	180,000	174,211
Keysight Technologies, Inc.
4.60%, 4/6/27	16,000	15,931
Kraft Heinz Foods Co.
3.00%, 6/1/26	20,000	19,522
3.88%, 5/15/27	101,000	98,993
Kroger Co.
3.70%, 8/1/27	63,000	61,512
Investments	Principal Amount	Value
L3Harris Technologies, Inc.
4.40%, 6/15/28	$191,000	$187,732
Laboratory Corp. of America Holdings
1.55%, 6/1/26	72,000	68,880
Lazard Group LLC
4.50%, 9/19/28	46,000	45,045
Leggett & Platt, Inc.
3.50%, 11/15/27	46,000	43,479
Lockheed Martin Corp.
4.50%, 2/15/29	17,000	16,821
Lowe’s Cos., Inc.
3.10%, 5/3/27	58,000	56,102
1.70%, 9/15/28	98,000	87,689
LPL Holdings, Inc.
6.75%, 11/17/28	114,000	119,839
Manufacturers & Traders Trust Co.
4.70%, 1/27/28	250,000	247,527
Marathon Petroleum Corp.
3.80%, 4/1/28	26,000	25,130
Marriott International, Inc.
3.13%, 6/15/26, Series R	30,000	29,333
4.88%, 5/15/29	96,000	95,674
Marsh & McLennan Cos., Inc.
4.38%, 3/15/29	121,000	118,942
Mastercard, Inc.
3.30%, 3/26/27	64,000	62,438
McKesson Corp.
1.30%, 8/15/26	85,000	80,663
Meta Platforms, Inc.
3.50%, 8/15/27	31,000	30,303
Micron Technology, Inc.
4.19%, 2/15/27	56,000	55,233
Mid-America Apartments LP
4.20%, 6/15/28	77,000	75,341
Morgan Stanley
4.35%, 9/8/26	71,000	70,511
3.63%, 1/20/27	114,000	111,933
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(a)	253,000	242,620
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(a)	214,000	203,692
2.48%, 1/21/28, (2.475% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.00% thereafter)(a)	209,000	199,186
3.59%, 7/22/28(a)	90,000	86,838
6.30%, 10/18/28, (6.296% fixed rate until 10/18/27; Secured Overnight Financing Rate + 2.24% thereafter)(a)	91,000	94,344

See Notes to Financial Statements

72    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) December 31, 2024
Investments	Principal Amount	Value
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	$242,000	$233,490
5.12%, 2/1/29, (5.123% fixed rate until 2/1/28; Secured Overnight Financing Rate + 1.73% thereafter)(a)	102,000	102,295
5.16%, 4/20/29, (5.164% fixed rate until 4/20/28; Secured Overnight Financing Rate + 1.59% thereafter)(a)	142,000	142,448
6.41%, 11/1/29, (6.407% fixed rate until 11/1/28; Secured Overnight Financing Rate + 1.83% thereafter)(a)	228,000	238,371
Morgan Stanley Direct Lending Fund
4.50%, 2/11/27	66,000	65,039
Mosaic Co.
5.38%, 11/15/28	94,000	95,167
Motorola Solutions, Inc.
4.60%, 5/23/29	97,000	95,443
MPLX LP
4.13%, 3/1/27	293,000	288,830
4.00%, 3/15/28	98,000	95,068
Nasdaq, Inc.
5.35%, 6/28/28	116,000	117,644
Netflix, Inc.
4.38%, 11/15/26	132,000	131,676
Nevada Power Co.
3.70%, 5/1/29, Series CC	100,000	95,470
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/27	220,000	207,914
4.63%, 7/15/27	65,000	64,935
1.90%, 6/15/28	65,000	58,876
NiSource, Inc.
5.25%, 3/30/28	74,000	74,647
NNN REIT, Inc.
3.50%, 10/15/27	160,000	154,740
4.30%, 10/15/28	90,000	87,893
Norfolk Southern Corp.
2.90%, 6/15/26	52,000	50,810
Northrop Grumman Corp.
3.25%, 1/15/28	99,000	94,660
ONEOK, Inc.
5.65%, 11/1/28	93,000	94,955
4.35%, 3/15/29	97,000	94,506
3.40%, 9/1/29	127,000	118,173
Oracle Corp.
2.65%, 7/15/26	92,000	89,266
2.80%, 4/1/27	302,000	290,015
3.25%, 11/15/27	81,000	77,903
4.50%, 5/6/28	54,000	53,492
O’Reilly Automotive, Inc.
3.60%, 9/1/27	202,000	196,128
Investments	Principal Amount	Value
Ovintiv, Inc.
5.65%, 5/15/28	$85,000	$86,192
Owens Corning
3.40%, 8/15/26	46,000	45,018
PACCAR Financial Corp.
4.60%, 1/31/29	118,000	117,702
Paramount Global
2.90%, 1/15/27	63,000	60,289
Parker-Hannifin Corp.
4.25%, 9/15/27	120,000	118,807
PayPal Holdings, Inc.
3.90%, 6/1/27	5,000	4,929
PepsiCo, Inc.
3.60%, 2/18/28	108,000	105,060
Philip Morris International, Inc.
4.88%, 2/13/29	289,000	288,929
PNC Financial Services Group, Inc.
2.60%, 7/23/26	30,000	29,080
4.76%, 1/26/27, (4.758% fixed rate until 1/26/26; Secured Overnight Financing Index + 1.085% thereafter)(a)	90,000	89,882
3.15%, 5/19/27	183,000	176,648
5.30%, 1/21/28, (5.30% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.342% thereafter)(a)	232,000	234,055
5.58%, 6/12/29, (5.582% fixed rate until 6/12/28; Secured Overnight Financing Rate + 1.841% thereafter)(a)	138,000	140,406
PPG Industries, Inc.
3.75%, 3/15/28	37,000	35,780
Public Service Enterprise Group, Inc.
5.20%, 4/1/29	141,000	142,549
Quest Diagnostics, Inc.
3.45%, 6/1/26	25,000	24,591
Regions Financial Corp.
1.80%, 8/12/28	78,000	69,518
Republic Services, Inc.
2.90%, 7/1/26	62,000	60,646
Roper Technologies, Inc.
2.95%, 9/15/29	156,000	142,515
Royalty Pharma PLC
1.75%, 9/2/27	55,000	50,690
RTX Corp.
3.50%, 3/15/27	104,000	101,424
3.13%, 5/4/27	27,000	26,062
4.13%, 11/16/28	63,000	61,373
5.75%, 1/15/29	114,000	117,739
S&P Global, Inc.
2.95%, 1/22/27	50,000	48,397
Sempra
3.25%, 6/15/27	102,000	98,232

See Notes to Financial Statements

WisdomTree Trust    73

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) December 31, 2024
Investments	Principal Amount	Value
Sherwin-Williams Co.
3.45%, 6/1/27	$190,000	$184,808
Southern California Gas Co.
2.95%, 4/15/27	122,000	117,411
Southern Co.
3.25%, 7/1/26	177,000	173,443
4.85%, 6/15/28	93,000	93,137
5.50%, 3/15/29	92,000	93,904
Southern Co. Gas Capital Corp.
3.25%, 6/15/26	100,000	98,020
Starbucks Corp.
2.45%, 6/15/26	62,000	60,159
3.50%, 3/1/28	118,000	113,899
State Street Corp.
1.68%, 11/18/27, (1.684% fixed rate until 11/18/26; Secured Overnight Financing Rate + 0.56% thereafter)(a)	9,000	8,521
Steel Dynamics, Inc.
1.65%, 10/15/27	162,000	149,135
Synchrony Financial
3.70%, 8/4/26	151,000	147,757
3.95%, 12/1/27	15,000	14,516
Sysco Corp.
5.75%, 1/17/29	86,000	88,599
Take-Two Interactive Software, Inc.
3.70%, 4/14/27	71,000	69,331
TD SYNNEX Corp.
1.75%, 8/9/26	183,000	173,855
Thermo Fisher Scientific, Inc.
5.00%, 1/31/29	29,000	29,253
Toll Brothers Finance Corp.
3.80%, 11/1/29	127,000	119,636
Truist Financial Corp.
1.27%, 3/2/27, (1.267% fixed rate until 3/2/26; Secured Overnight Financing Rate + 0.609% thereafter)(a)	126,000	120,877
1.13%, 8/3/27	255,000	232,392
4.87%, 1/26/29, (4.873% fixed rate until 1/26/28; Secured Overnight Financing Rate + 1.435% thereafter)(a)	95,000	94,501
7.16%, 10/30/29, (7.161% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.446% thereafter)(a)	134,000	143,334
Tyson Foods, Inc.
5.40%, 3/15/29	116,000	117,406
U.S. Bancorp
2.38%, 7/22/26, Series V	107,000	103,465
3.15%, 4/27/27, Series X	179,000	173,254
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	59,000	55,928
Investments	Principal Amount	Value
4.65%, 2/1/29, (4.653% fixed rate until 2/1/28; Secured Overnight Financing Rate + 1.23% thereafter)(a)	$96,000	$95,058
Union Pacific Corp.
3.70%, 3/1/29	98,000	94,106
United Parcel Service, Inc.
3.40%, 3/15/29	100,000	95,038
UnitedHealth Group, Inc.
5.25%, 2/15/28	51,000	51,805
4.25%, 1/15/29	116,000	113,730
4.00%, 5/15/29	98,000	94,693
Universal Health Services, Inc.
1.65%, 9/1/26	88,000	83,330
Valero Energy Corp.
2.15%, 9/15/27	84,000	78,579
VeriSign, Inc.
4.75%, 7/15/27	4,000	3,999
Verizon Communications, Inc.
4.13%, 3/16/27	25,000	24,720
4.33%, 9/21/28	144,000	141,398
Visa, Inc.
1.90%, 4/15/27	72,000	68,095
VMware LLC
1.40%, 8/15/26	342,000	324,034
Waste Connections, Inc.
3.50%, 5/1/29	101,000	95,579
Waste Management, Inc.
3.15%, 11/15/27	120,000	115,480
WEC Energy Group, Inc.
4.75%, 1/15/28	69,000	68,969
Wells Fargo & Co.
4.10%, 6/3/26	50,000	49,520
3.00%, 10/23/26	228,000	221,127
4.30%, 7/22/27	306,000	302,174
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	299,000	290,177
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	190,000	184,194
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(a)	180,000	169,600
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	232,000	235,606
6.30%, 10/23/29, (6.303% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.79% thereafter)(a)	137,000	142,550
Western Midstream Operating LP
4.50%, 3/1/28	35,000	34,313

See Notes to Financial Statements

74    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) December 31, 2024
Investments	Principal Amount	Value
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	$196,000	$191,205
Westlake Corp.
3.60%, 8/15/26	36,000	35,315
Willis North America, Inc.
4.65%, 6/15/27	27,000	26,948
4.50%, 9/15/28	72,000	70,765
Workday, Inc.
3.70%, 4/1/29	100,000	95,188
WRKCo, Inc.
4.90%, 3/15/29	239,000	237,632
Xcel Energy, Inc.
1.75%, 3/15/27	70,000	65,581
Xylem, Inc.
3.25%, 11/1/26	20,000	19,512
Zoetis, Inc.
3.00%, 9/12/27	57,000	54,651
Total United States		40,227,132
TOTAL CORPORATE BONDS (Cost: $41,573,937)		41,658,668
U.S. GOVERNMENT OBLIGATIONS – 1.5%
U.S. Treasury Notes – 1.5%
4.13%, 10/31/29
(Cost: $638,049)	638,000	630,897
Investments	Shares	Value
MUTUAL FUND – 1.2%
United States – 1.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(d)
(Cost: $524,582)	524,582	$524,582
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
United States – 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(d)
(Cost: $253,150)	253,150	253,150
TOTAL INVESTMENTS IN SECURITIES – 99.6%
(Cost: $42,989,718)		43,067,297
Other Assets less Liabilities – 0.5%		195,805
NET ASSETS – 100.0%		$43,263,102

(a)     Rate shown reflects the accrual rate as of December 31, 2024 on securities with variable or step rates.

(b)    Security, or portion thereof, was on loan at December 31, 2024 (See Note 2). At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $243,606 and the total market value of the collateral held by the Fund was $253,150.

(c)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)    Rate shown represents annualized 7-day yield as of December 31, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$41,658,668	$—	$41,658,668
U.S. Government Obligations	—	630,897	—	630,897
Mutual Fund	—	524,582	—	524,582
Investment of Cash Collateral for Securities Loaned	—	253,150	—	253,150
Total Investments in Securities	$—	$43,067,297	$—	$43,067,297

See Notes to Financial Statements

WisdomTree Trust    75

Schedule of Investments (unaudited) WisdomTree Emerging Markets Efficient Core Fund (NTSE) December 31, 2024
Investments	Shares	Value
COMMON STOCKS – 89.3%
Brazil – 2.4%
Ambev SA	23,333	$44,340
B3 SA – Brasil Bolsa Balcao	35,307	58,980
Banco Santander Brasil SA	4,994	19,255
CCR SA	8,264	13,604
Centrais Eletricas Brasileiras SA	3,111	17,187
Cosan SA	6,816	9,003
Equatorial Energia SA	5,202	23,072
Grupo Casas Bahia SA*	363	170
Hapvida Participacoes & Investimentos SA*(a)	22,468	8,110
Klabin SA	5,890	22,119
Localiza Rent a Car SA	3,453	17,998
Lojas Renner SA	5,651	11,086
Magazine Luiza SA*	1,564	1,645
Natura & Co. Holding SA	5,433	11,221
Raia Drogasil SA	6,212	22,122
Rumo SA	8,264	23,864
Sitios Latinoamerica SAB de CV*	21,900	3,518
Suzano SA	4,091	40,911
Telefonica Brasil SA	2,891	21,887
Vale SA	20,573	181,658
Vibra Energia SA	5,916	17,084
WEG SA	9,477	80,951
Total Brazil		649,785
Chile – 0.5%
Banco de Chile	268,666	30,540
Banco de Credito & Inversiones SA	399	11,073
Banco Santander Chile	453,366	21,562
Cencosud SA	11,262	24,913
Empresas CMPC SA	2,254	3,538
Empresas Copec SA	2,399	14,664
Enel Americas SA	190,483	16,711
Falabella SA*	3,447	12,183
Total Chile		135,184
China – 26.8%
Agricultural Bank of China Ltd., Class H	158,000	90,106
Airtac International Group	1,000	25,744
Alibaba Group Holding Ltd.	69,300	735,113
Anhui Conch Cement Co. Ltd., Class H	6,500	16,635
ANTA Sports Products Ltd.	6,000	60,132
Baidu, Inc., ADR*(b)	1,290	108,760
Bank of China Ltd., Class H	387,000	197,786
Bank of Communications Co. Ltd., Class H	56,000	46,066
BeiGene Ltd., ADR*	229	42,299
Bilibili, Inc., ADR*(b)	810	14,669
BYD Co. Ltd., Class H	4,500	154,442
BYD Electronic International Co. Ltd.	5,000	27,066
China Conch Venture Holdings Ltd.	8,000	6,880
China Construction Bank Corp., Class H	450,000	375,389
China Everbright Bank Co. Ltd., Class H	43,000	16,717
Investments	Shares	Value
China International Capital Corp. Ltd., Class H(a)(b)	8,400	$13,863
China Life Insurance Co. Ltd., Class H	35,000	66,144
China Longyuan Power Group Corp. Ltd., Class H	16,000	13,265
China Mengniu Dairy Co. Ltd.	12,000	27,127
China Merchants Bank Co. Ltd., Class H	23,000	118,435
China Minsheng Banking Corp. Ltd., Class H	63,500	28,121
China Overseas Land & Investment Ltd.	19,000	30,330
China Pacific Insurance Group Co. Ltd., Class H	16,600	53,852
China Petroleum & Chemical Corp., Class H	134,000	76,764
China Resources Beer Holdings Co. Ltd.	7,000	22,754
China Resources Gas Group Ltd.	5,000	19,793
China Resources Land Ltd.	17,500	50,802
China Shenhua Energy Co. Ltd., Class H	17,500	75,696
China Taiping Insurance Holdings Co. Ltd.	10,800	16,156
China Tower Corp. Ltd., Class H(a)	216,000	31,143
China Yangtze Power Co. Ltd., Class A	6,900	27,773
CITIC Ltd.	31,000	36,755
CITIC Securities Co. Ltd., Class H	15,000	41,227
CMOC Group Ltd., Class H	30,000	20,276
Contemporary Amperex Technology Co. Ltd., Class A	1,140	41,305
COSCO SHIPPING Holdings Co. Ltd., Class H	20,800	34,274
Country Garden Holdings Co. Ltd.*^	74,000	0
Country Garden Services Holdings Co. Ltd.	4,000	2,842
CSPC Pharmaceutical Group Ltd.	44,000	27,075
Daqo New Energy Corp., ADR*	365	7,096
ENN Energy Holdings Ltd.	3,700	26,602
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,708	16,931
Fosun International Ltd.	18,500	10,812
Fuyao Glass Industry Group Co. Ltd., Class H(a)	4,400	31,692
GDS Holdings Ltd., ADR*	596	14,161
Geely Automobile Holdings Ltd.	29,000	55,327
GF Securities Co. Ltd., Class H	10,400	14,111
Great Wall Motor Co. Ltd., Class H	15,500	27,257
H World Group Ltd., ADR	915	30,222
Haier Smart Home Co. Ltd., Class H	13,400	47,438
Haitong Securities Co. Ltd., Class H(b)	18,000	15,873
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	300	1,189
Huatai Securities Co. Ltd., Class H(a)	12,000	20,268
Industrial & Commercial Bank of China Ltd., Class H	309,000	207,248
Innovent Biologics, Inc.*(a)	4,000	18,847
iQIYI, Inc., ADR*	1,337	2,687
JD Health International, Inc.*(a)	2,750	9,948
JD.com, Inc., Class A	1,338	23,425
JD.com, Inc., ADR	4,026	139,581
JOYY, Inc., ADR*	395	16,531
Kingdee International Software Group Co. Ltd.*	12,000	13,177
Kweichow Moutai Co. Ltd., Class A	400	83,035
Lenovo Group Ltd.	42,000	54,501
Li Auto, Inc., ADR*	956	22,934
Li Ning Co. Ltd.	7,000	14,833
Longfor Group Holdings Ltd.(a)	6,000	7,724
LONGi Green Energy Technology Co. Ltd., Class A	4,172	8,928

See Notes to Financial Statements

76    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Efficient Core Fund (NTSE) December 31, 2024
Investments	Shares	Value
Luzhou Laojiao Co. Ltd., Class A	700	$11,938
Meituan, Class B*(a)	18,920	369,488
Muyuan Foods Co. Ltd., Class A	1,300	6,807
NetEase, Inc., ADR	1,938	172,889
New China Life Insurance Co. Ltd., Class H	7,400	22,482
NIO, Inc., ADR*(b)	5,664	24,695
PDD Holdings, Inc., ADR*	1,790	173,612
People’s Insurance Co. Group of China Ltd., Class H	54,000	26,903
PetroChina Co. Ltd., Class H	110,000	86,522
PICC Property & Casualty Co. Ltd., Class H	34,000	53,661
Ping An Bank Co. Ltd., Class A	9,700	15,459
Ping An Healthcare & Technology Co. Ltd.(a)	2,700	2,155
Ping An Insurance Group Co. of China Ltd., Class H	31,000	183,774
Postal Savings Bank of China Co. Ltd., Class H(a)	64,000	37,735
SF Holding Co. Ltd., Class A	3,000	16,468
Shenzhou International Group Holdings Ltd.	4,100	32,724
Silergy Corp.	1,000	12,308
Smoore International Holdings Ltd.(a)	5,000	8,561
Sunny Optical Technology Group Co. Ltd.	3,000	26,590
Tencent Holdings Ltd.	26,200	1,406,471
Tencent Music Entertainment Group, ADR	1,965	22,303
Trip.com Group Ltd., ADR*(b)	2,299	157,849
Want Want China Holdings Ltd.	29,000	17,024
Weibo Corp., ADR	508	4,851
Weichai Power Co. Ltd., Class H	11,000	16,823
Wharf Holdings Ltd.	7,000	19,690
Wuliangye Yibin Co. Ltd., Class A	1,300	24,798
WuXi AppTec Co. Ltd., Class H(a)	2,440	17,747
Wuxi Biologics Cayman, Inc.*(a)	12,000	27,127
Xiaomi Corp., Class B*(a)	66,600	295,792
Xinyi Solar Holdings Ltd.	26,026	10,520
XPeng, Inc., ADR*(b)	611	7,222
Yum China Holdings, Inc.	1,889	90,993
Zai Lab Ltd., ADR*	434	11,366
Zijin Mining Group Co. Ltd., Class H	32,000	58,250
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	18,800	13,795
ZTE Corp., Class H	7,400	23,197
ZTO Express Cayman, Inc., ADR	1,974	38,592
Total China		7,285,135
Czech Republic – 0.1%
CEZ AS	1,002	39,442
Hong Kong – 0.1%
Sino Biopharmaceutical Ltd.	51,000	21,009
Hungary – 0.4%
MOL Hungarian Oil & Gas PLC	2,443	16,788
OTP Bank Nyrt	1,136	62,024
Richter Gedeon Nyrt	987	25,839
Total Hungary		104,651
Investments	Shares	Value
India – 15.4%
Adani Green Energy Ltd.*	1,893	$23,011
Adani Ports & Special Economic Zone Ltd.	2,677	38,494
Ambuja Cements Ltd.	4,332	27,111
Apollo Hospitals Enterprise Ltd.	514	43,805
Asian Paints Ltd.	1,786	47,592
Aurobindo Pharma Ltd.	1,700	26,499
Avenue Supermarts Ltd.*(a)	822	34,198
Axis Bank Ltd.	10,845	134,869
Bajaj Finance Ltd.	1,276	101,691
Bajaj Finserv Ltd.	2,040	37,365
Bandhan Bank Ltd.(a)	4,664	8,665
Bharti Airtel Ltd.	11,534	213,904
Britannia Industries Ltd.	566	31,487
Cipla Ltd.	2,029	36,237
Divi’s Laboratories Ltd.	654	46,589
Dr. Reddy’s Laboratories Ltd.	3,067	49,741
GAIL India Ltd.	12,986	28,968
Godrej Consumer Products Ltd.	2,683	33,910
Grasim Industries Ltd.	1,911	54,524
HCL Technologies Ltd.	5,200	116,459
HDFC Life Insurance Co. Ltd.(a)	3,926	28,296
Hindalco Industries Ltd.	7,892	55,535
Hindustan Unilever Ltd.	3,982	108,225
ICICI Bank Ltd.	23,479	351,484
ICICI Lombard General Insurance Co. Ltd.(a)	1,231	25,705
Infosys Ltd.	15,755	345,965
ITC Ltd.	14,452	81,642
JSW Steel Ltd.	5,101	53,713
Kotak Mahindra Bank Ltd.	2,697	56,264
Larsen & Toubro Ltd.	3,180	134,001
Lupin Ltd.	1,325	36,458
Mahindra & Mahindra Ltd.	3,862	135,649
Marico Ltd.	2,683	20,041
Maruti Suzuki India Ltd.	707	89,669
NTPC Ltd.	21,158	82,382
Oil & Natural Gas Corp. Ltd.	13,050	36,469
Pidilite Industries Ltd.	825	27,986
Power Grid Corp. of India Ltd.	19,275	69,500
Reliance Industries Ltd.	26,288	373,208
Samvardhana Motherson International Ltd.	11,401	20,790
SBI Life Insurance Co. Ltd.(a)	2,075	33,699
Shriram Finance Ltd.	1,103	37,222
State Bank of India	8,365	77,672
Sun Pharmaceutical Industries Ltd.	3,897	85,864
Tata Consultancy Services Ltd.	4,382	209,586
Tata Consumer Products Ltd.	3,844	41,069
Tata Motors Ltd.	8,630	74,608
Tata Steel Ltd.	33,139	53,436
Tech Mahindra Ltd.	3,477	69,293

See Notes to Financial Statements

WisdomTree Trust    77

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Efficient Core Fund (NTSE) December 31, 2024
Investments	Shares	Value
Titan Co. Ltd.	1,759	$66,838
UltraTech Cement Ltd.	544	72,604
UPL Ltd.	2,484	14,536
Vedanta Ltd.	9,685	50,278
Wipro Ltd.	11,974	42,217
Total India		4,197,023
Indonesia – 1.5%
Astra International Tbk. PT	121,700	37,051
Bank Central Asia Tbk. PT	270,000	162,302
Bank Mandiri Persero Tbk. PT	204,000	72,246
Bank Rakyat Indonesia Persero Tbk. PT	313,600	79,496
Charoen Pokphand Indonesia Tbk. PT	56,600	16,739
Telkom Indonesia Persero Tbk. PT	267,700	45,074
Unilever Indonesia Tbk. PT	39,200	4,591
Total Indonesia		417,499
Kazakhstan – 0.0%
Solidcore Resources PLC*	2,011	6,375
Luxembourg – 0.1%
Reinet Investments SCA	912	21,612
Malaysia – 1.2%
CIMB Group Holdings Bhd.	37,843	69,398
Dialog Group Bhd.	20,900	8,647
Hartalega Holdings Bhd.	9,500	8,392
Hong Leong Bank Bhd.	3,500	16,093
IHH Healthcare Bhd.	15,900	25,958
Malayan Banking Bhd.	7,150	16,374
Petronas Chemicals Group Bhd.	11,800	13,643
Petronas Gas Bhd.	6,200	24,514
Press Metal Aluminium Holdings Bhd.	23,200	25,423
Public Bank Bhd.	72,900	74,343
Tenaga Nasional Bhd.	9,900	33,078
Top Glove Corp. Bhd.*	27,500	8,241
Total Malaysia		324,104
Mexico – 2.3%
America Movil SAB de CV, Series B	174,888	125,745
Cemex SAB de CV, Series CPO	80,600	45,276
Fibra Uno Administracion SA de CV	16,544	16,486
Fomento Economico Mexicano SAB de CV	9,712	83,001
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,016	35,538
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,370	35,229
Grupo Bimbo SAB de CV, Series A	9,406	24,989
Grupo Financiero Banorte SAB de CV, Class O	13,358	86,067
Grupo Mexico SAB de CV, Series B	16,469	78,358
Grupo Televisa SAB, Series CPO	10,663	3,544
Ollamani SAB*	2,045	3,482
Wal-Mart de Mexico SAB de CV	28,261	74,605
Total Mexico		612,320
Philippines – 0.5%
Ayala Corp.	1,750	18,122
Ayala Land, Inc.	44,900	20,337
Investments	Shares	Value
Bank of the Philippine Islands	10,807	$22,793
BDO Unibank, Inc.	13,872	34,533
JG Summit Holdings, Inc.	14,830	5,268
SM Investments Corp.	880	13,676
SM Prime Holdings, Inc.	43,000	18,696
Total Philippines		133,425
Poland – 0.8%
Allegro.eu SA*(a)	1,485	9,736
Bank Polska Kasa Opieki SA	990	33,051
CD Projekt SA	376	17,427
Dino Polska SA*(a)	163	15,382
KGHM Polska Miedz SA	928	25,837
ORLEN SA	1,572	17,963
Powszechna Kasa Oszczednosci Bank Polski SA	4,040	58,449
Powszechny Zaklad Ubezpieczen SA	2,640	29,298
Total Poland		207,143
Russia – 0.0%
Gazprom PJSC*^	99,020	0
GMK Norilskiy Nickel PAO*^	36,700	0
LUKOIL PJSC*^	2,998	0
Magnit PJSC*^	903	0
MMC Norilsk Nickel PJSC, ADR*^	8	0
Mobile TeleSystems PJSC, ADR*^	2,887	0
Novatek PJSC*^	6,960	0
Novolipetsk Steel PJSC*^	12,900	0
Polyus PJSC*^	326	0
Rosneft Oil Co. PJSC*^	3,254	0
Rosneft Oil Co. PJSC, GDR*^(d)	1,340	0
Sberbank of Russia PJSC, ADR*^	21,191	0
Severstal PAO, GDR*^(d)	2,080	0
Surgutneftegas PJSC*^	112,960	0
Tatneft PJSC*^	12,210	0
TCS Group Holding PLC, GDR*^(d)	430	0
X5 Retail Group NV, GDR*^(d)	1,673	0
Total Russia		0
South Africa – 4.8%
Absa Group Ltd.	3,803	38,242
Anglo American Platinum Ltd.	123	3,709
Aspen Pharmacare Holdings Ltd.	1,970	17,210
Bid Corp. Ltd.	1,540	35,139
Bidvest Group Ltd.	1,781	24,886
Capitec Bank Holdings Ltd.	335	55,644
Clicks Group Ltd.	1,164	23,015
Discovery Ltd.	2,373	24,493
Exxaro Resources Ltd.	1,269	10,622
FirstRand Ltd.	23,089	92,943
Gold Fields Ltd.	4,669	61,140
Growthpoint Properties Ltd.	14,462	9,756
Impala Platinum Holdings Ltd.*	3,890	18,089
Mr. Price Group Ltd.	1,718	26,881
MTN Group Ltd.	8,571	41,783

See Notes to Financial Statements

78    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Efficient Core Fund (NTSE) December 31, 2024
Investments	Shares	Value
MultiChoice Group*	2,236	$12,797
Naspers Ltd., Class N	2,303	509,323
Nedbank Group Ltd.	2,391	35,695
Northam Platinum Holdings Ltd.	1,856	9,581
Old Mutual Ltd.	27,494	18,227
Remgro Ltd.	3,097	25,455
Sanlam Ltd.	9,051	41,672
Sasol Ltd.	2,046	9,029
Shoprite Holdings Ltd.	2,859	44,620
Sibanye Stillwater Ltd.*	10,485	8,324
Standard Bank Group Ltd.	6,307	74,120
Vodacom Group Ltd.	2,250	12,086
Woolworths Holdings Ltd.	6,551	21,646
Total South Africa		1,306,127
South Korea – 9.0%
Amorepacific Corp.	168	11,960
Celltrion, Inc.	636	81,042
CJ CheilJedang Corp.	35	6,074
Coway Co. Ltd.	281	12,770
E-MART, Inc.	112	4,823
Hana Financial Group, Inc.	1,321	50,968
Hankook Tire & Technology Co. Ltd.	365	9,521
Hanon Systems	998	2,719
Hanwha Galleria Corp.*	2,399	1,783
Hanwha Solutions Corp.	593	6,493
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	186	28,807
HLB, Inc.*	469	23,288
Hyundai Engineering & Construction Co. Ltd.	544	9,386
Hyundai Glovis Co. Ltd.	177	14,199
Hyundai Motor Co.	771	111,029
Hyundai Steel Co.	386	5,519
Kakao Corp.	332	8,615
KB Financial Group, Inc.	1,672	94,154
Kia Corp.	1,185	81,058
Korea Electric Power Corp.*	1,038	14,137
Korea Investment Holdings Co. Ltd.	241	11,672
Korean Air Lines Co. Ltd.	650	9,979
KT&G Corp.	503	36,594
Kumho Petrochemical Co. Ltd.	122	7,508
LG Chem Ltd.	218	37,021
LG Display Co. Ltd.*	1,985	12,311
LG Electronics, Inc.	507	28,757
LG H&H Co. Ltd.	48	9,945
Lotte Chemical Corp.	91	3,697
NAVER Corp.	556	75,120
NCSoft Corp.	65	8,084
Orion Corp.	122	8,486
POSCO Future M Co. Ltd.	124	11,969
POSCO Holdings, Inc.	326	56,136
Samsung Biologics Co. Ltd.*(a)	69	44,480
Samsung Electro-Mechanics Co. Ltd.	278	23,378
Investments	Shares	Value
Samsung Electronics Co. Ltd.	24,362	$880,385
Samsung Fire & Marine Insurance Co. Ltd.	131	31,901
Samsung Heavy Industries Co. Ltd.*	2,229	17,110
Samsung Life Insurance Co. Ltd.*	317	20,413
Samsung SDI Co. Ltd.	241	40,517
Samsung SDS Co. Ltd.	152	13,195
Shinhan Financial Group Co. Ltd.	1,778	57,550
SK Hynix, Inc.	2,463	290,946
SK Innovation Co. Ltd.*	273	20,770
SK Square Co. Ltd.*	208	11,204
SK Telecom Co. Ltd.	455	17,061
SK, Inc.	152	13,577
S-Oil Corp.	237	8,822
Woori Financial Group, Inc.	2,449	25,569
Yuhan Corp.	262	21,268
Total South Korea		2,433,770
Taiwan – 21.2%
Acer, Inc.	18,000	21,852
Advantech Co. Ltd.	3,299	34,867
ASE Technology Holding Co. Ltd.	17,000	84,003
Asia Cement Corp.	17,000	20,949
AUO Corp.	34,800	15,551
Cathay Financial Holding Co. Ltd.	35,468	73,891
Chang Hwa Commercial Bank Ltd.	25,019	13,622
Cheng Shin Rubber Industry Co. Ltd.	6,000	8,977
China Steel Corp.	63,000	37,760
Chunghwa Telecom Co. Ltd.	19,000	71,573
Compal Electronics, Inc.	29,000	33,304
CTBC Financial Holding Co. Ltd.	73,000	87,062
Delta Electronics, Inc.	9,000	118,181
E.Sun Financial Holding Co. Ltd.	58,127	47,782
Evergreen Marine Corp. Taiwan Ltd.	3,600	24,707
Far EasTone Telecommunications Co. Ltd.	14,000	38,177
First Financial Holding Co. Ltd.	48,236	39,872
Formosa Chemicals & Fibre Corp.	16,000	13,323
Formosa Petrochemical Corp.	5,000	5,269
Formosa Plastics Corp.	18,000	19,491
Fubon Financial Holding Co. Ltd.	39,091	107,670
Giant Manufacturing Co. Ltd.	2,036	8,788
Hon Hai Precision Industry Co. Ltd.	52,000	291,845
Hotai Motor Co. Ltd.	2,060	38,895
Hua Nan Financial Holdings Co. Ltd.	39,065	31,160
Innolux Corp.	29,471	12,900
KGI Financial Holding Co. Ltd.	68,000	35,675
Largan Precision Co. Ltd.	1,000	81,593
Lite-On Technology Corp., ADR	10,000	30,350
MediaTek, Inc.	6,000	258,964
Mega Financial Holding Co. Ltd.	44,934	53,042
Nan Ya Plastics Corp.	22,000	20,064
Nanya Technology Corp.*	6,000	5,353
Novatek Microelectronics Corp.	3,000	45,936
See Notes to Financial Statements

WisdomTree Trust    79

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Efficient Core Fund (NTSE) December 31, 2024
Investments	Shares	Value
President Chain Store Corp.	4,000	$32,088
Quanta Computer, Inc.	12,000	105,050
SinoPac Financial Holdings Co. Ltd.	64,614	45,133
Taishin Financial Holding Co. Ltd.	61,334	32,552
Taiwan Cooperative Financial Holding Co. Ltd.	52,957	39,252
Taiwan Mobile Co. Ltd.	6,000	20,772
Taiwan Semiconductor Manufacturing Co. Ltd.	103,000	3,377,358
TCC Group Holdings Co. Ltd.	28,997	28,038
Unimicron Technology Corp.	6,000	25,805
Uni-President Enterprises Corp.	27,000	66,626
United Microelectronics Corp.	59,000	77,474
Winbond Electronics Corp.*	27,809	12,554
Yuanta Financial Holding Co. Ltd.	58,366	60,530
Total Taiwan		5,755,680
Thailand – 2.0%
Advanced Info Service PCL, NVDR	6,500	54,715
Airports of Thailand PCL, NVDR	23,000	40,138
Bangkok Dusit Medical Services PCL, NVDR	37,500	26,947
Central Pattana PCL, NVDR	19,500	32,600
Charoen Pokphand Foods PCL, NVDR	28,600	19,125
CP ALL PCL, NVDR	23,100	37,772
Delta Electronics Thailand PCL, NVDR	17,300	77,379
Energy Absolute PCL, NVDR	13,900	1,614
Gulf Energy Development PCL, NVDR	12,100	21,116
Home Product Center PCL, NVDR	36,300	10,008
Intouch Holdings PCL, NVDR	11,500	32,717
Kasikornbank PCL, NVDR	10,000	45,608
Minor International PCL, NVDR	23,500	17,921
PTT Exploration & Production PCL, NVDR	6,300	21,989
PTT Global Chemical PCL, NVDR	14,100	10,091
PTT Oil & Retail Business PCL, NVDR	17,200	6,709
PTT PCL, NVDR	61,300	57,084
SCB X PCL, NVDR	4,400	15,163
Siam Cement PCL, NVDR	3,900	19,217
Total Thailand		547,913
Turkey – 0.1%
BIM Birlesik Magazalar AS	2,366	35,362
United States – 0.1%
JBS SA	6,124	35,984
TOTAL COMMON STOCKS
(Cost: $24,723,724)		24,269,543
PREFERRED STOCKS – 2.1%
Brazil – 2.0%
Banco Bradesco SA, 9.84%	36,058	67,472
Gerdau SA, 4.58%	8,765	25,737
Itau Unibanco Holding SA, 7.77%	26,554	132,085
Investments	Shares	Value
Itausa SA, 7.25%	40,260	$57,543
Petroleo Brasileiro SA, 16.48%	45,521	266,663
Total Brazil		549,500
Chile – 0.1%
Sociedad Quimica y Minera de Chile SA, 2.04%	543	19,984
TOTAL PREFERRED STOCKS
(Cost: $528,610)		569,484
RIGHTS – 0.0%
Thailand – 0.0%
Energy Absolute PCL, NVDR*^
(Cost: $0)	13,900	799
MUTUAL FUND – 7.8%
United States – 7.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(c)
(Cost: $2,121,726)	2,121,726	2,121,726
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
United States – 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(c)
(Cost: $158,757)	158,757	158,757
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $27,532,817)		27,120,309
Other Assets less Liabilities – 0.2%		51,373
NET ASSETS – 100.0%		$27,171,682

*   Non-income producing security.

^   This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $799, which represents 0.0% of net assets.

(a) This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b) Security, or portion thereof, was on loan at December 31, 2024 (See Note 2). At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $342,223 and the total market value of the collateral held by the Fund was $350,489. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $191,732.

(c) Rate shown represents annualized 7-day yield as of December 31, 2024.

(d) This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See Notes to Financial Statements

80    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Emerging Markets Efficient Core Fund (NTSE) December 31, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
2 Year U.S. Treasury Note	16	3/31/25	$3,289,750	$(2,587)
5 Year U.S. Treasury Note	31	3/31/25	3,295,445	(28,372)
10 Year U.S. Treasury Note	31	3/20/25	3,371,250	(58,989)
U.S. Treasury Long Bond	26	3/20/25	2,959,938	(107,124)
Ultra 10 Year U.S. Treasury Note	30	3/20/25	3,339,375	(80,460)
			$16,255,758	$(277,532)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
China	7,285,135	—	0	*	7,285,135
Other	16,984,408	—	—		16,984,408
Preferred Stocks	569,484	—	—		569,484
Rights	—	—	799	*	799
Mutual Fund	—	2,121,726	—		2,121,726
Investment of Cash Collateral for Securities Loaned	—	158,757	—		158,757
Total Investments in Securities	$24,839,027	$2,280,483	$799		$27,120,309
Liabilities:
Financial Derivative Instruments Futures Contracts[1]	$(277,532)	$—	$—		$(277,532)
Total – Net	$24,561,495	$2,280,483	$799		$26,842,777

*   Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1   Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements

WisdomTree Trust    81

Schedule of Investments (unaudited) WisdomTree International Efficient Core Fund (NTSI) December 31, 2024
Investments	Shares	Value
COMMON STOCKS – 91.0%
Australia – 6.3%
ANZ Group Holdings Ltd.	58,264	$1,029,557
Aristocrat Leisure Ltd.	13,535	572,870
ASX Ltd.	5,668	228,388
BHP Group Ltd.	96,787	2,370,061
Brambles Ltd.	29,963	356,933
Cochlear Ltd.	445	79,868
Coles Group Ltd.	25,930	303,271
Commonwealth Bank of Australia	35,325	3,351,804
Dexus	4,390	18,102
Fortescue Ltd.	32,890	371,640
Glencore PLC	191,268	846,549
Goodman Group	33,515	739,559
Insurance Australia Group Ltd.	63,401	332,095
Lottery Corp. Ltd.	38,558	117,934
Macquarie Group Ltd.	6,683	917,139
National Australia Bank Ltd.	64,920	1,491,243
Northern Star Resources Ltd.	20,905	199,845
QBE Insurance Group Ltd.	34,385	408,758
Ramsay Health Care Ltd.	3,659	78,249
Rio Tinto Ltd.	6,745	490,533
Rio Tinto PLC	24,138	1,427,783
Santos Ltd.	17,343	71,729
Scentre Group	52,989	112,532
Sonic Healthcare Ltd.	10,041	167,918
South32 Ltd.	98,270	206,869
Stockland	18,086	53,750
Tabcorp Holdings Ltd.	38,558	13,488
Telstra Group Ltd.	133,172	330,639
Transurban Group	56,087	464,985
Wesfarmers Ltd.	24,354	1,078,586
Westpac Banking Corp.	73,586	1,472,525
Woodside Energy Group Ltd.	34,743	529,174
Woolworths Group Ltd.	24,579	464,000
Total Australia		20,698,376
Austria – 0.1%
Erste Group Bank AG	5,458	337,184
Mondi PLC	8,139	121,504
Total Austria		458,688
Belgium – 0.6%
Ageas SA	3,659	177,699
Anheuser-Busch InBev SA	15,810	789,913
KBC Group NV	4,905	378,598
Solvay SA	915	29,524
Syensqo SA	1,078	78,764
UCB SA	2,196	437,055
Umicore SA	4,450	45,872
Total Belgium		1,937,425
Investments	Shares	Value
Brazil – 0.1%
Pluxee NV	1,464	$28,373
Yara International ASA	5,172	136,981
Total Brazil		165,354
Chile – 0.0%
Antofagasta PLC	8,227	163,825
China – 0.4%
BOC Hong Kong Holdings Ltd.	94,500	303,526
Prosus NV	21,545	855,583
Total China		1,159,109
Denmark – 2.8%
Ambu AS, Class B	4,939	71,325
AP Moller – Maersk AS, Class B	161	266,150
Carlsberg AS, Class B	1,119	107,214
Coloplast AS, Class B	3,089	337,227
Danske Bank AS	8,170	231,091
DSV AS	4,297	912,313
Genmab AS*	1,281	265,482
GN Store Nord AS*	2,678	49,736
Novo Nordisk AS, Class B	65,521	5,679,045
Novonesis (Novozymes) B, Class B	7,749	438,690
Orsted AS*(a)(b)	3,601	162,109
Pandora AS	2,013	368,129
Svitzer Group AS*	322	10,024
Vestas Wind Systems AS*	20,283	276,238
Total Denmark		9,174,773
Finland – 0.8%
Elisa OYJ	1,582	68,475
Fortum OYJ	7,942	111,147
Kesko OYJ, Class B	5,450	102,598
Kone OYJ, Class B	7,130	347,006
Neste OYJ	8,768	110,086
Nokia OYJ	132,072	584,583
Nordea Bank Abp	49,179	535,442
Sampo OYJ, Class A	7,498	305,753
Stora Enso OYJ, Class R	8,233	82,849
UPM-Kymmene OYJ	7,864	216,283
Total Finland		2,464,222
France – 8.8%
Air Liquide SA	12,097	1,965,650
Airbus SE	12,273	1,967,051
Alstom SA*	6,456	144,133
Arkema SA	1,091	83,092
Atos SE*	1,830	5
AXA SA	38,257	1,359,591
BNP Paribas SA	21,261	1,303,774
Bouygues SA	1,240	36,646
Bureau Veritas SA	3,612	109,738
Capgemini SE	3,645	596,921
Carrefour SA	10,582	150,449

See Notes to Financial Statements

82    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International Efficient Core Fund (NTSI) December 31, 2024
Investments	Shares	Value
Cie de Saint-Gobain SA	11,523	$1,022,578
Cie Generale des Etablissements Michelin SCA	10,974	361,362
Credit Agricole SA	13,268	182,592
Danone SA	10,979	740,333
Dassault Systemes SE	15,954	553,432
Edenred SE	4,025	132,330
Eiffage SA	551	48,338
Engie SA	35,295	559,550
EssilorLuxottica SA	5,861	1,429,872
Hermes International SCA	624	1,500,365
Kering SA	1,553	383,137
Legrand SA	5,851	569,761
L’Oreal SA	5,343	1,891,346
LVMH Moet Hennessy Louis Vuitton SE	5,525	3,635,783
Orange SA	29,529	294,398
Pernod Ricard SA	4,159	469,424
Publicis Groupe SA	4,034	430,252
Renault SA	3,423	166,770
Safran SA	6,588	1,446,920
Sartorius Stedim Biotech	549	107,274
Societe Generale SA	11,541	324,581
Sodexo SA	1,464	120,596
Teleperformance SE	952	81,939
Thales SA	1,525	218,947
TotalEnergies SE	50,973	2,817,004
Unibail-Rodamco-Westfield	1,645	123,871
Valeo SE	1,627	15,688
Veolia Environnement SA	10,242	287,518
Vinci SA	10,339	1,067,820
Vivendi SE(b)	15,884	42,320
Worldline SA*(a)	4,025	35,335
Total France		28,778,486
Germany – 8.2%
adidas AG	3,908	958,267
Allianz SE, Registered Shares	8,243	2,525,692
BASF SE	19,355	850,988
Bayer AG, Registered Shares	18,448	368,953
Bayerische Motoren Werke AG	5,547	453,655
Beiersdorf AG	2,013	258,473
Brenntag SE	2,917	174,830
Continental AG	2,013	135,115
Covestro AG*	4,373	262,638
Daimler Truck Holding AG	5,721	218,303
Deutsche Bank AG, Registered Shares	39,026	672,446
Deutsche Boerse AG	4,001	921,411
Deutsche Post AG, Registered Shares	20,202	710,833
Deutsche Telekom AG, Registered Shares	66,063	1,976,314
Deutsche Wohnen SE	6,572	156,862
E.ON SE	43,791	509,911
Fresenius Medical Care AG	3,310	151,359
Fresenius SE & Co. KGaA*	7,403	257,111
Hannover Rueck SE	1,139	284,715
Investments	Shares	Value
Heidelberg Materials AG	2,784	$343,922
HelloFresh SE*	2,370	28,861
Infineon Technologies AG	30,048	977,002
Knorr-Bremse AG	1,281	93,317
Mercedes-Benz Group AG	15,561	866,902
Merck KGaA	2,575	373,031
MTU Aero Engines AG	1,100	366,774
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	2,927	1,476,356
Puma SE	1,848	84,887
RWE AG	13,287	396,663
SAP SE	21,663	5,300,690
Scout24 SE(a)	3,425	301,815
Siemens AG, Registered Shares	15,329	2,993,047
Siemens Energy AG*	9,344	487,462
Siemens Healthineers AG(a)	5,830	309,093
Symrise AG	2,522	268,074
Vonovia SE	7,889	239,517
Zalando SE*(a)	2,443	81,938
Total Germany		26,837,227
Hong Kong – 1.6%
AIA Group Ltd.	250,000	1,811,932
CK Asset Holdings Ltd.	73,500	301,836
CLP Holdings Ltd.	25,000	210,158
Hang Seng Bank Ltd.	19,900	244,781
Hong Kong & China Gas Co. Ltd.	207,100	165,564
Hong Kong Exchanges & Clearing Ltd.	20,900	793,172
Link REIT	61,594	260,476
MTR Corp. Ltd.	41,500	144,781
Power Assets Holdings Ltd.	27,500	191,878
Prudential PLC	51,568	411,399
Sun Hung Kai Properties Ltd.	23,000	221,030
Techtronic Industries Co. Ltd.	21,000	277,100
WH Group Ltd.(a)	322,500	249,516
Total Hong Kong		5,283,623
Ireland – 0.2%
Kerry Group PLC, Class A	3,660	353,411
Kingspan Group PLC	3,490	254,599
Total Ireland		608,010
Israel – 0.5%
Bank Hapoalim BM	19,531	235,960
Bank Leumi Le-Israel BM	23,397	278,364
Check Point Software Technologies Ltd.*	2,132	398,044
Nice Ltd.*	1,613	274,998
Teva Pharmaceutical Industries Ltd., ADR*	14,698	323,944
Wix.com Ltd.*	1,086	233,001
Total Israel		1,744,311
Italy – 2.3%
Enel SpA	151,987	1,083,736
Eni SpA	51,150	693,323
Ferrari NV	2,430	1,037,708
FinecoBank Banca Fineco SpA	16,428	285,618

See Notes to Financial Statements

WisdomTree Trust    83

Schedule of Investments (unaudited) (continued) WisdomTree International Efficient Core Fund (NTSI) December 31, 2024
Investments	Shares	Value
Generali	19,535	$551,631
Intesa Sanpaolo SpA	311,708	1,246,875
Moncler SpA	4,939	260,729
Nexi SpA*(a)	9,355	51,923
Prysmian SpA	5,305	338,718
Snam SpA	29,052	128,666
Telecom Italia SpA*	272,669	69,627
Terna – Rete Elettrica Nazionale	13,546	106,885
UniCredit SpA	39,839	1,589,283
Total Italy		7,444,722
Japan – 22.6%
Aeon Co. Ltd.	18,300	430,253
Ajinomoto Co., Inc.	16,200	665,070
Asahi Group Holdings Ltd.	51,600	544,039
Asahi Kasei Corp.	54,854	381,318
Astellas Pharma, Inc.	56,300	549,710
Bridgestone Corp.	18,300	621,799
Canon, Inc.	33,900	1,113,247
Central Japan Railway Co.	2,500	47,165
Chugai Pharmaceutical Co. Ltd.	18,300	814,976
Dai-ichi Life Holdings, Inc.	31,200	840,748
Daiichi Sankyo Co. Ltd.	38,600	1,068,893
Daikin Industries Ltd.	4,100	486,803
Daiwa House Industry Co. Ltd.	17,500	540,946
FANUC Corp.	3,000	79,696
Fast Retailing Co. Ltd.	2,300	787,643
Fujitsu Ltd.	22,900	407,919
Hitachi Ltd.	91,500	2,292,158
Honda Motor Co. Ltd.	109,800	1,072,429
Hoya Corp.	4,500	567,368
ITOCHU Corp.	36,100	1,799,028
Japan Exchange Group, Inc.	36,600	412,204
Japan Post Holdings Co. Ltd.	58,500	554,812
Japan Tobacco, Inc.	36,600	950,165
Kao Corp.	16,300	662,538
KDDI Corp.	36,600	1,174,200
Keyence Corp.	3,400	1,398,206
Kirin Holdings Co. Ltd.	36,600	477,179
Komatsu Ltd.	30,500	844,203
Kubota Corp.	36,400	425,933
Kyowa Kirin Co. Ltd.	16,400	247,889
LY Corp.	93,600	249,783
M3, Inc.	17,300	153,780
Marubeni Corp.	51,500	784,002
Minebea Mitsumi, Inc.	18,300	299,197
MISUMI Group, Inc.	16,400	256,185
Mitsubishi Chemical Group Corp.	73,200	372,474
Mitsubishi Corp.	106,800	1,769,580
Mitsubishi Electric Corp.	58,200	995,059
Mitsubishi Estate Co. Ltd.	38,900	544,664
Mitsubishi Heavy Industries Ltd.	79,600	1,125,928
Mitsubishi UFJ Financial Group, Inc.	290,200	3,408,687
Investments	Shares	Value
Mitsui Fudosan Co. Ltd.	96,000	$775,770
Mizuho Financial Group, Inc.	70,300	1,732,450
Murata Manufacturing Co. Ltd.	53,400	869,670
Nexon Co. Ltd.	17,400	263,115
NIDEC Corp.	3,800	69,032
Nihon M&A Center Holdings, Inc.	17,200	72,363
Nintendo Co. Ltd.	18,300	1,078,717
Nippon Paint Holdings Co. Ltd.	34,300	223,378
Nippon Steel Corp.	21,400	433,283
Nippon Telegraph & Telephone Corp.	510,300	513,028
Nissan Motor Co. Ltd.	89,600	273,657
Nomura Holdings, Inc.	139,100	824,280
Nomura Research Institute Ltd.	2,300	68,183
NTT Data Group Corp.	20,600	397,162
Odakyu Electric Railway Co. Ltd.	18,300	169,074
Olympus Corp.	36,200	546,017
Ono Pharmaceutical Co. Ltd.	16,700	173,684
Otsuka Holdings Co. Ltd.	15,100	826,292
Pan Pacific International Holdings Corp.	17,100	469,608
Panasonic Holdings Corp.	57,800	604,259
Rakuten Group, Inc.*	38,800	212,047
Recruit Holdings Co. Ltd.	34,700	2,460,750
Renesas Electronics Corp.	30,200	393,257
Resona Holdings, Inc.	75,900	552,733
Sekisui House Ltd.	25,900	623,274
Seven & i Holdings Co. Ltd.	54,900	868,773
Shimadzu Corp.	14,900	422,938
Shin-Etsu Chemical Co. Ltd.	29,100	980,616
Shiseido Co. Ltd.	2,000	35,461
SoftBank Corp.	854,100	1,080,940
SoftBank Group Corp.	36,200	2,115,659
Sompo Holdings, Inc.	40,200	1,053,600
Sony Group Corp.	153,600	3,292,685
Subaru Corp.	18,600	333,867
Sumitomo Chemical Co. Ltd.	109,800	243,829
Sumitomo Corp.	38,300	835,406
Sumitomo Electric Industries Ltd.	30,800	559,225
Sumitomo Mitsui Financial Group, Inc.	101,500	2,430,937
Sumitomo Mitsui Trust Holdings, Inc.	31,000	728,251
Sumitomo Realty & Development Co. Ltd.	16,900	531,217
Suzuki Motor Corp.	53,900	613,903
Takeda Pharmaceutical Co. Ltd.	36,600	973,687
Terumo Corp.	36,600	713,090
Tokio Marine Holdings, Inc.	37,200	1,355,826
Tokyo Electron Ltd.	11,700	1,800,487
Tokyo Gas Co. Ltd.	15,400	428,213
Toray Industries, Inc.	55,900	356,222
Toyota Motor Corp.	245,300	4,910,370
Unicharm Corp.	44,400	367,975
Yamato Holdings Co. Ltd.	17,600	198,554
Total Japan		74,074,690

See Notes to Financial Statements

84    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International Efficient Core Fund (NTSI) December 31, 2024
Investments	Shares	Value
Luxembourg – 0.1%
ArcelorMittal SA	13,364	$310,396
Eurofins Scientific SE	2,545	129,949
Total Luxembourg		440,345
Macau – 0.1%
Sands China Ltd.*	77,600	208,786
Netherlands – 3.6%
Adyen NV*(a)	357	531,221
Aegon Ltd.	25,928	153,573
Akzo Nobel NV	3,879	232,808
Argenx SE*	866	538,046
ASM International NV	1,140	659,647
ASML Holding NV	8,584	6,032,783
Heineken NV	4,756	338,336
ING Groep NV	75,255	1,179,029
Koninklijke Ahold Delhaize NV	20,290	661,614
Koninklijke KPN NV	65,414	238,093
Koninklijke Philips NV*	18,351	463,660
Randstad NV	1,098	46,286
Wolters Kluwer NV	4,025	668,529
Total Netherlands		11,743,625
New Zealand – 0.1%
Xero Ltd.*	3,753	391,678
Norway – 0.4%
DNB Bank ASA	15,877	317,195
Equinor ASA	21,395	499,961
Mowi ASA	10,059	172,487
Norsk Hydro ASA	34,520	190,087
Telenor ASA	10,708	119,644
Total Norway		1,299,374
Portugal – 0.1%
EDP SA	59,051	189,006
Singapore – 1.1%
DBS Group Holdings Ltd.	42,760	1,370,376
Oversea-Chinese Banking Corp. Ltd.	73,200	895,549
Singapore Telecommunications Ltd.	236,900	534,857
STMicroelectronics NV	17,616	442,810
United Overseas Bank Ltd.	18,300	487,347
Total Singapore		3,730,939
South Africa – 0.2%
Anglo American PLC	24,022	711,213
South Korea – 0.0%
Delivery Hero SE*(a)	1,982	55,660
Spain – 2.5%
ACS Actividades de Construccion y Servicios SA	4,513	226,370
Aena SME SA(a)	1,647	336,660
Amadeus IT Group SA	10,421	735,943
Banco Bilbao Vizcaya Argentaria SA	128,309	1,255,830
Banco Santander SA	267,714	1,237,639
CaixaBank SA	57,547	312,013
Investments	Shares	Value
Cellnex Telecom SA(a)	6,389	$201,848
Endesa SA	5,550	119,366
Grifols SA*	4,281	40,553
Iberdrola SA	123,088	1,695,187
Industria de Diseno Textil SA	23,380	1,201,784
Repsol SA	29,596	358,259
Telefonica SA(b)	95,203	388,120
Total Spain		8,109,572
Sweden – 2.2%
Alfa Laval AB	6,913	289,427
Alleima AB	2,059	13,995
Assa Abloy AB, Class B	21,431	633,858
Atlas Copco AB, Class A	80,974	1,237,411
Boliden AB	5,667	159,251
Epiroc AB, Class A	22,855	398,283
EQT AB	3,568	98,845
Essity AB, Class B	10,671	285,577
Evolution AB(a)	3,358	259,176
H & M Hennes & Mauritz AB, Class B(b)	17,346	234,069
Hexagon AB, Class B	54,186	517,867
Kinnevik AB, Class B	6,461	43,119
Nibe Industrier AB, Class B(b)	21,695	84,901
Sandvik AB	27,036	485,213
Skandinaviska Enskilda Banken AB, Class A	12,804	175,502
Skanska AB, Class B	3,476	73,205
SKF AB, Class B	7,879	148,035
Svenska Cellulosa AB SCA, Class B	14,052	178,619
Svenska Handelsbanken AB, Class A	21,048	217,543
Swedbank AB, Class A	11,351	224,262
Telefonaktiebolaget LM Ericsson, Class B	67,676	550,510
Telia Co. AB	24,981	69,341
Volvo AB, Class B	31,609	768,394
Total Sweden		7,146,403
Switzerland – 5.7%
ABB Ltd., Registered Shares	42,158	2,282,696
Accelleron Industries AG	2,350	121,098
Adecco Group AG, Registered Shares	2,376	58,623
Cie Financiere Richemont SA, Class A, Registered Shares	10,648	1,620,258
DSM-Firmenich AG	3,352	339,186
Geberit AG, Registered Shares	1,027	583,166
Givaudan SA, Registered Shares	183	800,858
Julius Baer Group Ltd.	3,429	221,953
Kuehne & Nagel International AG, Registered Shares	1,220	279,742
Logitech International SA, Registered Shares	4,052	335,517
Lonza Group AG, Registered Shares	1,332	787,515
Novartis AG, Registered Shares	41,786	4,089,841
Partners Group Holding AG	418	567,327
Sandoz Group AG	8,685	356,217
Schindler Holding AG, Participation Certificate	1,515	418,600

See Notes to Financial Statements

WisdomTree Trust    85

Schedule of Investments (unaudited) (continued) WisdomTree International Efficient Core Fund (NTSI) December 31, 2024
Investments	Shares	Value
Sika AG, Registered Shares	3,042	$724,374
Sonova Holding AG, Registered Shares	1,459	477,023
Straumann Holding AG, Registered Shares	1,830	230,706
Swatch Group AG, Bearer Shares	915	166,593
Swiss Life Holding AG, Registered Shares	390	301,069
Swisscom AG, Registered Shares	377	209,872
Temenos AG, Registered Shares	1,598	113,028
UBS Group AG, Registered Shares	65,713	2,010,727
Zurich Insurance Group AG	2,927	1,740,212
Total Switzerland		18,836,201
United Kingdom – 10.5%
abrdn PLC	32,910	58,177
Admiral Group PLC	3,103	102,751
Ashtead Group PLC	9,631	598,872
Associated British Foods PLC	5,326	136,274
AstraZeneca PLC	25,029	3,281,332
Aviva PLC	46,925	275,508
BAE Systems PLC	55,307	795,526
Barclays PLC	335,495	1,126,696
Barratt Redrow PLC	22,651	124,848
British American Tobacco PLC	44,848	1,617,628
BT Group PLC	163,127	294,294
Bunzl PLC	6,949	286,848
Burberry Group PLC	7,681	94,273
CK Hutchison Holdings Ltd.	78,000	416,712
Coca-Cola Europacific Partners PLC	2,927	224,823
Compass Group PLC	38,621	1,287,581
Croda International PLC	3,737	158,425
DCC PLC	1,315	84,651
Diageo PLC	44,089	1,401,133
Dowlais Group PLC	76,345	64,492
Entain PLC	12,933	111,308
Flutter Entertainment PLC*	3,285	852,448
Halma PLC	10,187	343,068
HSBC Holdings PLC	387,637	3,812,447
Imperial Brands PLC	13,436	429,600
Informa PLC	35,086	350,831
InterContinental Hotels Group PLC	3,659	456,145
Intertek Group PLC	3,476	205,826
Johnson Matthey PLC	4,467	74,966
Just Eat Takeaway.com NV*(a)	2,017	27,559
Kingfisher PLC	34,027	105,985
Legal & General Group PLC	128,734	370,498
Lloyds Banking Group PLC	1,344,508	922,419
London Stock Exchange Group PLC	6,126	865,808
Melrose Industries PLC	27,816	192,926
National Grid PLC	82,959	987,030
NatWest Group PLC	85,719	431,672
Next PLC	2,757	327,953
Ocado Group PLC*	6,561	24,840
Pearson PLC	14,964	240,259
Persimmon PLC	3,797	56,969
Investments	Shares	Value
Reckitt Benckiser Group PLC	14,806	$896,185
RELX PLC	37,162	1,688,998
Rentokil Initial PLC	35,269	177,037
Rolls-Royce Holdings PLC*	168,795	1,202,014
Sage Group PLC	26,746	426,413
Segro PLC	10,630	93,351
Smith & Nephew PLC	20,806	258,333
Smiths Group PLC	7,494	161,336
Spirax Group PLC	1,647	141,398
SSE PLC	19,699	395,723
St. James’s Place PLC	10,853	117,981
Standard Chartered PLC	52,079	644,802
Taylor Wimpey PLC	70,502	107,810
Tesco PLC	142,679	658,120
Unilever PLC	51,463	2,931,289
United Utilities Group PLC	12,555	165,337
Vodafone Group PLC	513,587	439,317
Whitbread PLC	4,573	168,724
WPP PLC	25,576	265,028
Total United Kingdom		34,560,597
United States – 9.1%
Alcon, Inc.	10,886	923,733
BP PLC	399,587	1,966,740
CRH PLC	15,164	1,408,022
CSL Ltd.	8,958	1,561,740
Experian PLC	20,263	874,251
Ferguson Enterprises, Inc.	4,508	784,769
Ferrovial SE	9,968	419,068
GSK PLC	75,080	1,266,116
Haleon PLC	98,270	464,479
Holcim AG, Registered Shares	7,315	705,146
James Hardie Industries PLC, CDI*	9,374	290,602
Nestle SA, Registered Shares	54,109	4,470,821
Qiagen NV	3,366	150,033
Roche Holding AG	13,488	3,802,686
Sanofi SA	21,872	2,123,066
Schneider Electric SE	11,385	2,840,010
Shell PLC	149,613	4,639,413
Stellantis NV	34,760	453,164
Swiss Re AG	5,371	777,573
Total United States		29,921,432
TOTAL COMMON STOCKS
(Cost: $265,584,000)		298,337,672
PREFERRED STOCKS – 0.3%
Germany – 0.3%
Henkel AG & Co. KGaA, 2.18%	5,668	497,122
Porsche Automobil Holding SE, 7.17%	2,745	103,323
Sartorius AG, 0.32%	807	179,832
Volkswagen AG, 10.08%	3,814	351,654
TOTAL PREFERRED STOCKS
(Cost: $1,485,780)		1,131,931

See Notes to Financial Statements

86    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree International Efficient Core Fund (NTSI) December 31, 2024
Investments	Shares	Value
MUTUAL FUND – 7.3%
United States – 7.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(c)
(Cost: $23,777,025)	23,777,025	$23,777,025
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(c)
(Cost: $684,724)	684,724	684,724
TOTAL INVESTMENTS IN SECURITIES – 98.8%
(Cost: $291,531,529)		323,931,352
Other Assets less Liabilities – 1.2%		3,928,104
NET ASSETS – 100.0%		$327,859,456

*   Non-income producing security.

(a)    This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)    Security, or portion thereof, was on loan at December 31, 2024 (See Note 2). At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $913,740 and the total market value of the collateral held by the Fund was $962,290. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $277,566.

(c)     Rate shown represents annualized 7-day yield as of December 31, 2024.

ABBREVIATIONS:
ADR	American Depositary Receipt
CDI	Chess Depository Interest

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
2 Year U.S. Treasury Note	199	3/31/25	$ 40,916,266	$ (24,375)
5 Year U.S. Treasury Note	381	3/31/25	40,502,086	(334,599)
10 Year U.S. Treasury Note	367	3/20/25	39,911,250	(678,744)
U.S. Treasury Long Bond	343	3/20/25	39,048,406	(1,405,045)
Ultra 10 Year U.S. Treasury Note	355	3/20/25	39,515,938	(924,287)
			$199,893,946	$(3,367,050)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$298,337,672	$—	$—	$298,337,672
Preferred Stocks	1,131,931	—	—	1,131,931
Mutual Fund	—	23,777,025	—	23,777,025
Investment of Cash Collateral for Securities Loaned	—	684,724	—	684,724
Total Investments in Securities	$299,469,603	$24,461,749	$—	$323,931,352
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(3,367,050)	$—	$—	$(3,367,050)
Total – Net	$296,102,553	$24,461,749	$—	$320,564,302

1       Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements

WisdomTree Trust    87

Schedule of Investments (unaudited) WisdomTree U.S. Efficient Core Fund (NTSX) December 31, 2024
Investments	Shares	Value
COMMON STOCKS – 91.4%
Brazil – 0.1%
Broadline Retail – 0.1%
MercadoLibre, Inc.*	390	$663,171
China – 0.0%
Semiconductors & Semiconductor Equipment – 0.0%
NXP Semiconductors NV	2,007	417,155
Ireland – 0.1%
IT Services – 0.1%
Accenture PLC, Class A	4,195	1,475,759
South Korea – 0.1%
Broadline Retail – 0.1%
Coupang, Inc.*	34,502	758,354
Switzerland – 0.0%
Electronic Equipment, Instruments & Components – 0.0%
TE Connectivity PLC	1,700	243,049
United Kingdom – 0.0%
Hotels, Restaurants & Leisure – 0.0%
Flutter Entertainment PLC*	1,173	303,162
United States – 91.1%
Aerospace & Defense – 1.6%
Axon Enterprise, Inc.*	1,560	927,139
Boeing Co.*	11,174	1,977,798
General Dynamics Corp.	5,440	1,433,386
General Electric Co.	22,188	3,700,736
HEICO Corp.	2,793	664,008
Howmet Aerospace, Inc.	8,234	900,553
L3Harris Technologies, Inc.	3,813	801,798
Lockheed Martin Corp.	4,964	2,412,206
Northrop Grumman Corp.	2,916	1,368,450
RTX Corp.	28,321	3,277,306
TransDigm Group, Inc.	1,126	1,426,957
Total Aerospace & Defense		18,890,337
Air Freight & Logistics – 0.3%
Expeditors International of Washington, Inc.	2,978	329,873
FedEx Corp.	4,778	1,344,195
United Parcel Service, Inc., Class B	16,017	2,019,744
Total Air Freight & Logistics		3,693,812
Automobiles – 2.4%
Ford Motor Co.	70,068	693,673
General Motors Co.	26,763	1,425,665
Tesla, Inc.*	65,059	26,273,427
Total Automobiles		28,392,765
Banks – 3.0%
Bank of America Corp.	157,790	6,934,871
Citigroup, Inc.	35,482	2,497,578
Citizens Financial Group, Inc.	9,728	425,697
Fifth Third Bancorp	14,233	601,771
First Citizens BancShares, Inc., Class A	289	610,663
Investments	Shares	Value
Huntington Bancshares, Inc.	29,333	$477,248
JPMorgan Chase & Co.	58,193	13,949,444
KeyCorp	22,410	384,107
M&T Bank Corp.	3,211	603,700
PNC Financial Services Group, Inc.	7,433	1,433,454
Regions Financial Corp.	22,225	522,732
Truist Financial Corp.	22,936	994,964
U.S. Bancorp	29,721	1,421,555
Wells Fargo & Co.	73,796	5,183,431
Total Banks		36,041,215
Beverages – 1.0%
Brown-Forman Corp., Class B(a)	9,842	373,799
Coca-Cola Co.	83,865	5,221,435
Constellation Brands, Inc., Class A	3,697	817,037
Keurig Dr. Pepper, Inc.	25,884	831,394
Monster Beverage Corp.*	21,168	1,112,590
PepsiCo, Inc.	25,778	3,919,803
Total Beverages		12,276,058
Biotechnology – 1.4%
AbbVie, Inc.	35,562	6,319,367
Alnylam Pharmaceuticals, Inc.*	2,563	603,100
Amgen, Inc.	10,553	2,750,534
Biogen, Inc.*	3,210	490,873
Gilead Sciences, Inc.	26,578	2,455,010
Moderna, Inc.*	7,383	306,985
Natera, Inc.*	906	143,420
Regeneron Pharmaceuticals, Inc.*	2,175	1,549,318
United Therapeutics Corp.*	451	159,131
Vertex Pharmaceuticals, Inc.*	5,062	2,038,467
Total Biotechnology		16,816,205
Broadline Retail – 4.0%
Amazon.com, Inc.*	212,964	46,722,172
eBay, Inc.	9,930	615,163
Total Broadline Retail		47,337,335
Building Products – 0.3%
Builders FirstSource, Inc.*	2,421	346,034
Carlisle Cos., Inc.	1,035	381,749
Carrier Global Corp.	16,478	1,124,788
Johnson Controls International PLC	4,446	350,923
Lennox International, Inc.	699	425,901
Masco Corp.	4,267	309,656
Owens Corning	1,826	311,004
Trane Technologies PLC	1,442	532,603
Total Building Products		3,782,658
Capital Markets – 3.3%
Ameriprise Financial, Inc.	2,115	1,126,090
Ares Management Corp., Class A	3,629	642,442
Bank of New York Mellon Corp.	14,778	1,135,394
Blackrock, Inc.	3,120	3,198,343
Blackstone, Inc.	24,277	4,185,840

See Notes to Financial Statements

88    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Efficient Core Fund (NTSX) December 31, 2024
Investments	Shares	Value
Carlyle Group, Inc.	9,064	$457,641
Cboe Global Markets, Inc.	688	134,435
Charles Schwab Corp.	34,539	2,556,231
CME Group, Inc.	7,632	1,772,379
Coinbase Global, Inc., Class A*	4,653	1,155,340
FactSet Research Systems, Inc.	650	312,182
Goldman Sachs Group, Inc.	6,616	3,788,454
Interactive Brokers Group, Inc., Class A	587	103,705
Intercontinental Exchange, Inc.	11,539	1,719,426
Jefferies Financial Group, Inc.	707	55,429
KKR & Co., Inc.	18,257	2,700,393
LPL Financial Holdings, Inc.	1,645	537,109
Moody’s Corp.	3,385	1,602,358
Morgan Stanley	33,799	4,249,210
MSCI, Inc.	1,652	991,217
Nasdaq, Inc.	10,892	842,061
Northern Trust Corp.	4,536	464,940
Raymond James Financial, Inc.	4,156	645,552
Robinhood Markets, Inc., Class A*	4,836	180,189
S&P Global, Inc.	6,602	3,287,994
State Street Corp.	6,809	668,303
T Rowe Price Group, Inc.	4,569	516,708
Total Capital Markets		39,029,365
Chemicals – 0.9%
Air Products & Chemicals, Inc.	4,436	1,286,617
CF Industries Holdings, Inc.	4,067	346,996
Corteva, Inc.	14,120	804,275
Dow, Inc.	16,111	646,534
DuPont de Nemours, Inc.	8,701	663,451
Ecolab, Inc.	5,664	1,327,189
International Flavors & Fragrances, Inc.	5,453	461,051
Linde PLC	3,437	1,438,969
LyondellBasell Industries NV, Class A	3,710	275,542
PPG Industries, Inc.	4,501	537,645
RPM International, Inc.	2,679	329,678
Sherwin-Williams Co.	5,094	1,731,603
Westlake Corp.	2,183	250,281
Total Chemicals		10,099,831
Commercial Services & Supplies – 0.5%
Cintas Corp.	8,218	1,501,429
Copart, Inc.*	19,516	1,120,023
Republic Services, Inc.	5,861	1,179,116
Rollins, Inc.	9,073	420,533
Veralto Corp.	4,765	485,315
Waste Connections, Inc.	1,555	266,807
Waste Management, Inc.	7,716	1,557,012
Total Commercial Services & Supplies		6,530,235
Investments	Shares	Value
Communications Equipment – 0.8%
Arista Networks, Inc.*	25,718	$2,842,611
Cisco Systems, Inc.	84,431	4,998,315
Motorola Solutions, Inc.	3,210	1,483,758
Ubiquiti, Inc.	445	147,709
Total Communications Equipment		9,472,393
Construction & Engineering – 0.1%
Comfort Systems USA, Inc.	231	97,958
EMCOR Group, Inc.	337	152,964
Quanta Services, Inc.	2,840	897,582
Total Construction & Engineering		1,148,504
Construction Materials – 0.2%
CRH PLC	4,490	415,415
Martin Marietta Materials, Inc.	1,265	653,373
Vulcan Materials Co.	3,023	777,606
Total Construction Materials		1,846,394
Consumer Finance – 0.6%
American Express Co.	14,568	4,323,637
Capital One Financial Corp.	8,264	1,473,636
Discover Financial Services	5,136	889,709
SoFi Technologies, Inc.*(a)	7,015	108,031
Synchrony Financial	8,279	538,135
Total Consumer Finance		7,333,148
Consumer Staples Distribution & Retail – 2.2%
Costco Wholesale Corp.	8,907	8,161,217
Dollar General Corp.	4,209	319,126
Kroger Co.(a)	14,630	894,625
Sysco Corp.	11,035	843,736
Target Corp.	8,909	1,204,319
U.S. Foods Holding Corp.*	1,920	129,523
Walmart, Inc.	163,548	14,776,562
Total Consumer Staples Distribution & Retail		26,329,108
Containers & Packaging – 0.1%
Avery Dennison Corp.	1,624	303,899
Ball Corp.	4,967	273,831
International Paper Co.(a)	7,400	398,268
Packaging Corp. of America	1,689	380,244
Smurfit WestRock PLC	3,687	198,582
Total Containers & Packaging		1,554,824
Distributors – 0.0%
Genuine Parts Co.	2,150	251,034
Diversified Telecommunication Services – 0.6%
AT&T, Inc.	143,448	3,266,311
Verizon Communications, Inc.	84,207	3,367,438
Total Diversified Telecommunication Services		6,633,749

See Notes to Financial Statements

WisdomTree Trust    89

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Efficient Core Fund (NTSX) December 31, 2024
Investments	Shares	Value
Electric Utilities – 1.2%
Alliant Energy Corp.	5,238	$309,775
American Electric Power Co., Inc.	11,117	1,025,321
Constellation Energy Corp.	6,848	1,531,966
Duke Energy Corp.	15,043	1,620,733
Edison International	7,466	596,085
Entergy Corp.	8,462	641,589
Eversource Energy	6,783	389,548
Exelon Corp.	18,117	681,924
FirstEnergy Corp.	10,306	409,973
NextEra Energy, Inc.	40,146	2,878,067
NRG Energy, Inc.	1,548	139,660
PG&E Corp.	42,887	865,460
PPL Corp.	15,347	498,164
Southern Co.	22,254	1,831,949
Xcel Energy, Inc.	10,577	714,159
Total Electric Utilities		14,134,373
Electrical Equipment – 0.6%
AMETEK, Inc.	4,835	871,557
Eaton Corp. PLC	2,603	863,858
Emerson Electric Co.	12,149	1,505,626
GE Vernova, Inc.	5,506	1,811,089
Hubbell, Inc.	1,023	428,524
Rockwell Automation, Inc.	2,142	612,162
Vertiv Holdings Co., Class A	7,735	878,773
Total Electrical Equipment		6,971,589
Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp., Class A	23,030	1,599,433
CDW Corp.	2,233	388,631
Corning, Inc.	17,504	831,790
Keysight Technologies, Inc.*	3,431	551,122
Teledyne Technologies, Inc.*	1,236	573,665
Trimble, Inc.*	1,415	99,984
Zebra Technologies Corp., Class A*	1,288	497,451
Total Electronic Equipment, Instruments & Components		4,542,076
Energy Equipment & Services – 0.1%
Baker Hughes Co.	20,271	831,516
Halliburton Co.	17,060	463,861
Schlumberger NV	11,566	443,441
Total Energy Equipment & Services		1,738,818
Entertainment – 1.4%
Electronic Arts, Inc.	4,985	729,305
Liberty Media Corp.-Liberty Formula One, Class C*	5,508	510,371
Live Nation Entertainment, Inc.*	6,266	811,447
Netflix, Inc.*	9,172	8,175,187
ROBLOX Corp., Class A*	11,922	689,807
Take-Two Interactive Software, Inc.*	3,969	730,614
Walt Disney Co.	36,771	4,094,451
Warner Bros Discovery, Inc.*	41,866	442,524
Total Entertainment		16,183,706
Investments	Shares	Value
Financial Services – 4.6%
Affirm Holdings, Inc.*	1,829	$111,386
Apollo Global Management, Inc.	16,440	2,715,230
Berkshire Hathaway, Inc., Class B*	44,231	20,049,028
Block, Inc.*	11,730	996,933
Corebridge Financial, Inc.	12,849	384,571
Corpay, Inc.*	1,629	551,286
Fidelity National Information Services, Inc.	11,223	906,482
Fiserv, Inc.*	12,178	2,501,605
Global Payments, Inc.	4,721	529,035
Mastercard, Inc., Class A	19,874	10,465,052
PayPal Holdings, Inc.*	20,032	1,709,731
Toast, Inc., Class A*	3,323	121,123
Visa, Inc., Class A	42,978	13,582,767
Total Financial Services		54,624,229
Food Products – 0.5%
Archer-Daniels-Midland Co.*	10,588	534,906
General Mills, Inc.	10,897	694,902
Hershey Co.	3,611	611,523
Hormel Foods Corp.	12,470	391,184
Kellanova	6,773	548,410
Kraft Heinz Co.	24,302	746,314
McCormick & Co., Inc., Non-Voting Shares	5,042	384,402
Mondelez International, Inc., Class A	25,828	1,542,706
Tyson Foods, Inc., Class A	6,176	354,749
Total Food Products		5,809,096
Gas Utilities – 0.0%
Atmos Energy Corp.(a)	2,783	387,588
Ground Transportation – 0.7%
CSX Corp.	37,187	1,200,025
JB Hunt Transport Services, Inc.	2,133	364,018
Norfolk Southern Corp.	4,342	1,019,067
Old Dominion Freight Line, Inc.	4,095	722,358
Uber Technologies, Inc.*	39,792	2,400,253
Union Pacific Corp.	11,588	2,642,528
XPO, Inc.*	883	115,805
Total Ground Transportation		8,464,054
Health Care Equipment & Supplies – 1.8%
Abbott Laboratories	33,775	3,820,290
Align Technology, Inc.*	1,456	303,591
Baxter International, Inc.	8,627	251,563
Becton Dickinson & Co.	5,546	1,258,221
Boston Scientific Corp.*	30,046	2,683,709
Cooper Cos., Inc.*	4,404	404,860
Dexcom, Inc.*	7,492	582,653
Edwards Lifesciences Corp.*	11,970	886,139
GE HealthCare Technologies, Inc.	8,845	691,502
Hologic, Inc.*	6,186	445,949
IDEXX Laboratories, Inc.*	1,311	542,020
Insulet Corp.*	1,604	418,756

See Notes to Financial Statements

90    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Efficient Core Fund (NTSX) December 31, 2024
Investments	Shares	Value
Intuitive Surgical, Inc.*	7,139	$3,726,272
Medtronic PLC	9,790	782,025
ResMed, Inc.	2,784	636,673
STERIS PLC	989	203,299
Stryker Corp.	8,031	2,891,561
Zimmer Biomet Holdings, Inc.	4,549	480,511
Total Health Care Equipment & Supplies		21,009,594
Health Care Providers & Services – 1.8%
Cardinal Health, Inc.	5,158	610,037
Cencora, Inc.	3,995	897,597
Centene Corp.*	8,835	535,224
Cigna Group	5,916	1,633,644
CVS Health Corp.	25,159	1,129,388
Elevance Health, Inc.	4,166	1,536,837
HCA Healthcare, Inc.	5,023	1,507,653
Humana, Inc.	2,316	587,592
Labcorp Holdings, Inc.	2,128	487,993
McKesson Corp.	2,717	1,548,445
Molina Healthcare, Inc.*	1,050	305,603
Quest Diagnostics, Inc.	2,411	363,723
UnitedHealth Group, Inc.	19,046	9,634,610
Total Health Care Providers & Services		20,778,346
Health Care REITs – 0.2%
Alexandria Real Estate Equities, Inc.	3,383	330,012
Ventas, Inc.	8,049	474,005
Welltower, Inc.	11,699	1,474,425
Total Health Care REITs		2,278,442
Health Care Technology – 0.1%
Veeva Systems, Inc., Class A*	3,170	666,493
Hotels, Restaurants & Leisure – 1.8%
Airbnb, Inc., Class A*	11,522	1,514,106
Booking Holdings, Inc.	686	3,408,336
Carnival Corp.*	6,503	162,055
Chipotle Mexican Grill, Inc.*	27,844	1,678,993
Darden Restaurants, Inc.	3,665	684,219
Domino’s Pizza, Inc.(a)	604	253,535
DoorDash, Inc., Class A*	7,522	1,261,815
DraftKings, Inc., Class A*(a)	12,244	455,477
Expedia Group, Inc.*	2,703	503,650
Hilton Worldwide Holdings, Inc.	5,404	1,335,653
Las Vegas Sands Corp.(a)	14,042	721,197
Marriott International, Inc., Class A	6,092	1,699,302
McDonald’s Corp.	14,590	4,229,495
Royal Caribbean Cruises Ltd.	1,353	312,124
Starbucks Corp.	22,935	2,092,819
Yum! Brands, Inc.	5,432	728,757
Total Hotels, Restaurants & Leisure		21,041,533
Investments	Shares	Value
Household Durables – 0.2%
DR Horton, Inc.	5,952	$832,209
Garmin Ltd.	1,317	271,645
Lennar Corp., Class A	5,262	717,579
NVR, Inc.*	59	482,555
PulteGroup, Inc.	4,420	481,338
Toll Brothers, Inc.	1,072	135,018
Total Household Durables		2,920,344
Household Products – 1.0%
Church & Dwight Co., Inc.	4,981	521,561
Clorox Co.	2,589	420,480
Colgate-Palmolive Co.	16,156	1,468,742
Kimberly-Clark Corp.	6,611	866,305
Procter & Gamble Co.	49,002	8,215,185
Total Household Products		11,492,273
Independent Power & Renewable Electricity Producers – 0.1%
Vistra Corp.	7,306	1,007,278
Industrial Conglomerates – 0.4%
3M Co.	10,431	1,346,538
Honeywell International, Inc.	12,868	2,906,752
Total Industrial Conglomerates		4,253,290
Industrial REITs – 0.1%
Prologis, Inc.	16,565	1,750,921
Insurance – 1.6%
Aflac, Inc.	11,646	1,204,662
Allstate Corp.	5,325	1,026,607
American International Group, Inc.	14,361	1,045,481
Aon PLC, Class A	1,623	582,917
Arch Capital Group Ltd.	2,859	264,029
Arthur J Gallagher & Co.	4,458	1,265,403
Brown & Brown, Inc.	6,014	613,548
Chubb Ltd.	2,870	792,981
Cincinnati Financial Corp.	3,313	476,078
Erie Indemnity Co., Class A	914	376,778
Everest Group Ltd.	404	146,434
Fidelity National Financial, Inc.	4,900	275,086
Hartford Financial Services Group, Inc.	6,090	666,246
Loews Corp.	4,928	417,352
Markel Group, Inc.*	316	545,489
Marsh & McLennan Cos., Inc.	9,817	2,085,229
MetLife, Inc.	16,641	1,362,565
Principal Financial Group, Inc.	4,685	362,666
Progressive Corp.	11,784	2,823,564
Prudential Financial, Inc.	7,316	867,165
Travelers Cos., Inc.	4,558	1,097,977
Willis Towers Watson PLC	749	234,617
WR Berkley Corp.	7,741	453,003
Total Insurance		18,985,877
See Notes to Financial Statements

WisdomTree Trust    91

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Efficient Core Fund (NTSX) December 31, 2024
Investments	Shares	Value
Interactive Media & Services – 6.8%
Alphabet, Inc., Class A	258,684	$48,968,881
Meta Platforms, Inc., Class A	53,403	31,267,991
Pinterest, Inc., Class A*	12,545	363,805
Snap, Inc., Class A*	36,434	392,394
Total Interactive Media & Services		80,993,071
IT Services – 0.8%
Cloudflare, Inc., Class A*	6,072	653,833
Cognizant Technology Solutions Corp., Class A	10,368	797,299
Gartner, Inc.*	1,587	768,854
GoDaddy, Inc., Class A*	2,501	493,622
International Business Machines Corp.	18,724	4,116,097
MongoDB, Inc.*	1,312	305,447
Snowflake, Inc., Class A*	6,589	1,017,407
Twilio, Inc., Class A*	5,158	557,477
VeriSign, Inc.*	1,429	295,746
Total IT Services		9,005,782
Life Sciences Tools & Services – 0.9%
Agilent Technologies, Inc.	5,703	766,141
Danaher Corp.	14,202	3,260,069
Illumina, Inc.*	2,856	381,647
IQVIA Holdings, Inc.*	3,393	666,759
Mettler-Toledo International, Inc.*	428	523,735
Thermo Fisher Scientific, Inc.	7,501	3,902,245
Waters Corp.*	1,214	450,370
West Pharmaceutical Services, Inc.	1,423	466,118
Total Life Sciences Tools & Services		10,417,084
Machinery – 1.4%
Caterpillar, Inc.	10,138	3,677,661
Cummins, Inc.	2,782	969,805
Deere & Co.	5,985	2,535,845
Dover Corp.	2,622	491,887
Fortive Corp.	8,428	632,100
IDEX Corp.	1,520	318,121
Illinois Tool Works, Inc.	6,204	1,573,086
Ingersoll Rand, Inc.	8,314	752,085
Otis Worldwide Corp.	8,112	751,252
PACCAR, Inc.	11,216	1,166,688
Parker-Hannifin Corp.	2,711	1,724,277
Pentair PLC	1,222	122,982
Snap-on, Inc.	998	338,801
Westinghouse Air Brake Technologies Corp.	3,674	696,554
Xylem, Inc.(a)	5,054	586,365
Total Machinery		16,337,509
Media – 0.6%
Charter Communications, Inc., Class A*(a)	3,126	1,071,499
Comcast Corp., Class A	85,007	3,190,313
Fox Corp., Class A	10,818	525,539
News Corp., Class A	12,315	339,155
Investments	Shares	Value
Omnicom Group, Inc.	3,931	$338,223
Trade Desk, Inc., Class A*	10,749	1,263,330
Total Media		6,728,059
Metals & Mining – 0.3%
Freeport-McMoRan, Inc.	28,717	1,093,543
Newmont Corp.	22,905	852,524
Nucor Corp.	4,602	537,100
Reliance, Inc.	1,216	327,420
Steel Dynamics, Inc.	3,493	398,447
Total Metals & Mining		3,209,034
Multi-Utilities – 0.5%
Ameren Corp.	7,102	633,072
CenterPoint Energy, Inc.	15,769	500,350
CMS Energy Corp.	6,082	405,365
Consolidated Edison, Inc.	6,884	614,259
Dominion Energy, Inc.	16,211	873,125
DTE Energy Co.	3,518	424,799
NiSource, Inc.	1,921	70,616
Public Service Enterprise Group, Inc.	9,657	815,920
Sempra	14,067	1,233,957
WEC Energy Group, Inc.	8,110	762,665
Total Multi-Utilities		6,334,128
Oil, Gas & Consumable Fuels – 2.7%
Cheniere Energy, Inc.	1,688	362,700
Chevron Corp.	36,321	5,260,734
ConocoPhillips	26,765	2,654,285
Coterra Energy, Inc.	17,079	436,198
Devon Energy Corp.	11,293	369,620
Diamondback Energy, Inc.	3,826	626,814
EOG Resources, Inc.	11,729	1,437,741
EQT Corp.	8,488	391,382
Expand Energy Corp.	2,020	201,091
Exxon Mobil Corp.	91,141	9,804,037
Hess Corp.	6,087	809,632
Kinder Morgan, Inc.	44,860	1,229,164
Marathon Petroleum Corp.	8,050	1,122,975
Occidental Petroleum Corp.(a)	16,723	826,283
ONEOK, Inc.	12,411	1,246,064
Phillips 66	8,949	1,019,559
Targa Resources Corp.	4,730	844,305
Texas Pacific Land Corp.(a)	495	547,450
Valero Energy Corp.	6,925	848,936
Williams Cos., Inc.	25,680	1,389,802
Total Oil, Gas & Consumable Fuels		31,428,772
Passenger Airlines – 0.2%
Delta Air Lines, Inc.	16,237	982,338
Southwest Airlines Co.	7,098	238,635
United Airlines Holdings, Inc.*	7,179	697,081
Total Passenger Airlines		1,918,054

See Notes to Financial Statements

92    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Efficient Core Fund (NTSX) December 31, 2024
Investments	Shares	Value
Personal Care Products – 0.1%
Estee Lauder Cos., Inc., Class A	6,323	$474,098
Kenvue, Inc.	40,354	861,558
Total Personal Care Products		1,335,656
Pharmaceuticals – 2.8%
Bristol-Myers Squibb Co.	40,840	2,309,910
Eli Lilly & Co.	19,764	15,257,808
Johnson & Johnson	45,469	6,575,727
Merck & Co., Inc.	48,613	4,836,021
Pfizer, Inc.	116,547	3,091,992
Zoetis, Inc.	8,651	1,409,508
Total Pharmaceuticals		33,480,966
Professional Services – 0.6%
Automatic Data Processing, Inc.	8,721	2,552,898
Booz Allen Hamilton Holding Corp.	2,740	352,638
Broadridge Financial Solutions, Inc.	2,234	505,085
Equifax, Inc.	2,341	596,604
Jacobs Solutions, Inc.	2,505	334,718
Leidos Holdings, Inc.	2,841	409,275
Paychex, Inc.	8,175	1,146,299
SS&C Technologies Holdings, Inc.	5,546	420,276
TransUnion	1,523	141,197
Verisk Analytics, Inc.	3,003	827,116
Total Professional Services		7,286,106
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	6,389	838,812
CoStar Group, Inc.*	7,345	525,829
Zillow Group, Inc., Class C*	1,583	117,221
Total Real Estate Management & Development		1,481,862
Residential REITs – 0.2%
AvalonBay Communities, Inc.	2,645	581,821
Equity Residential	6,855	491,915
Essex Property Trust, Inc.	1,296	369,930
Invitation Homes, Inc.	10,097	322,801
Mid-America Apartment Communities, Inc.	2,246	347,164
Total Residential REITs		2,113,631
Retail REITs – 0.2%
Kimco Realty Corp.	18,825	441,070
Realty Income Corp.	11,607	619,930
Simon Property Group, Inc.	7,062	1,216,147
Total Retail REITs		2,277,147
Semiconductors & Semiconductor Equipment – 10.1%
Advanced Micro Devices, Inc.*	34,940	4,220,403
Analog Devices, Inc.	10,045	2,134,161
Applied Materials, Inc.	16,620	2,702,911
Broadcom, Inc.	94,835	21,986,546
First Solar, Inc.*	2,043	360,058
Intel Corp.	89,759	1,799,668
KLA Corp.	2,717	1,712,036
Investments	Shares	Value
Lam Research Corp.	26,222	$1,894,015
Marvell Technology, Inc.	20,265	2,238,269
Microchip Technology, Inc.	9,344	535,878
Micron Technology, Inc.	22,404	1,885,521
Monolithic Power Systems, Inc.	913	540,222
NVIDIA Corp.	522,695	70,192,711
ON Semiconductor Corp.*	8,092	510,201
QUALCOMM, Inc.	21,552	3,310,818
Teradyne, Inc.	2,699	339,858
Texas Instruments, Inc.	17,562	3,293,051
Total Semiconductors & Semiconductor Equipment		119,656,327
Software – 10.1%
Adobe, Inc.*	9,099	4,046,143
ANSYS, Inc.*	1,458	491,827
AppLovin Corp., Class A*	7,888	2,554,371
Atlassian Corp., Class A*	5,144	1,251,947
Autodesk, Inc.*	4,290	1,267,995
Cadence Design Systems, Inc.*	5,654	1,698,801
Crowdstrike Holdings, Inc., Class A*	5,060	1,731,330
Datadog, Inc., Class A*	6,358	908,495
DocuSign, Inc.*	775	69,703
Dynatrace, Inc.*	7,140	388,059
Fair Isaac Corp.*	473	941,710
Fortinet, Inc.*	15,303	1,445,827
Gen Digital, Inc.	12,729	348,520
Guidewire Software, Inc.*	463	78,052
HubSpot, Inc.*	1,080	752,512
Intuit, Inc.	5,606	3,523,371
Manhattan Associates, Inc.*	1,083	292,670
Microsoft Corp.	153,720	64,792,980
MicroStrategy, Inc., Class A*(a)	1,351	391,277
Nutanix, Inc., Class A*	1,648	100,825
Oracle Corp.	55,573	9,260,685
Palantir Technologies, Inc., Class A*	49,790	3,765,618
Palo Alto Networks, Inc.*	13,066	2,377,489
PTC, Inc.*	2,286	420,327
Roper Technologies, Inc.	2,014	1,046,978
Salesforce, Inc.	20,169	6,743,102
ServiceNow, Inc.*	4,194	4,446,143
Synopsys, Inc.*	3,078	1,493,938
Tyler Technologies, Inc.*	822	473,998
Workday, Inc., Class A*	4,832	1,246,801
Zoom Communications, Inc., Class A*	7,102	579,594
Zscaler, Inc.*	2,905	524,091
Total Software		119,455,179
Specialized REITs – 0.8%
American Tower Corp.	9,134	1,675,267
Crown Castle, Inc.	8,592	779,810
Digital Realty Trust, Inc.	6,618	1,173,570
Equinix, Inc.	1,944	1,832,978

See Notes to Financial Statements

WisdomTree Trust    93

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Efficient Core Fund (NTSX) December 31, 2024
Investments	Shares	Value
Extra Space Storage, Inc.	3,824	$572,070
Iron Mountain, Inc.	6,248	656,727
Public Storage	3,194	956,411
SBA Communications Corp.	2,107	429,407
VICI Properties, Inc.	18,021	526,394
Weyerhaeuser Co.	13,734	386,612
Total Specialized REITs		8,989,246
Specialty Retail – 1.6%
AutoZone, Inc.*	337	1,079,074
Best Buy Co., Inc.	3,849	330,244
Burlington Stores, Inc.*	343	97,776
Carvana Co.*	971	197,463
Home Depot, Inc.	19,946	7,758,794
Lowe’s Cos., Inc.	11,655	2,876,454
O’Reilly Automotive, Inc.*	1,183	1,402,801
Ross Stores, Inc.	6,921	1,046,940
TJX Cos., Inc.	23,653	2,857,519
Tractor Supply Co.	10,787	572,358
Ulta Beauty, Inc.*	917	398,831
Williams-Sonoma, Inc.(a)	2,309	427,581
Total Specialty Retail		19,045,835
Technology Hardware, Storage & Peripherals – 6.9%
Apple, Inc.	310,438	77,739,884
Dell Technologies, Inc., Class C	15,752	1,815,260
Hewlett Packard Enterprise Co.	29,532	630,508
HP, Inc.	20,504	669,046
NetApp, Inc.	3,677	426,826
Pure Storage, Inc., Class A*	1,607	98,718
Seagate Technology Holdings PLC	940	81,131
Super Micro Computer, Inc.*	10,549	321,534
Western Digital Corp.*	6,963	415,204
Total Technology Hardware, Storage & Peripherals		82,198,111
Textiles, Apparel & Luxury Goods – 0.3%
Deckers Outdoor Corp.*	2,830	574,745
Lululemon Athletica, Inc.*	679	259,656
NIKE, Inc., Class B	29,248	2,213,196
Total Textiles, Apparel & Luxury Goods		3,047,597
Investments	Shares	Value
Tobacco – 0.5%
Altria Group, Inc.	36,018	$1,883,381
Philip Morris International, Inc.	31,575	3,800,051
Total Tobacco		5,683,432
Trading Companies & Distributors – 0.3%
Fastenal Co.	11,199	805,320
Ferguson Enterprises, Inc.	1,277	221,649
United Rentals, Inc.	1,316	927,043
Watsco, Inc.(a)	706	334,566
WW Grainger, Inc.	933	983,429
Total Trading Companies & Distributors		3,272,007
Water Utilities – 0.0%
American Water Works Co., Inc.	3,868	481,527
Wireless Telecommunication Services – 0.4%
T-Mobile U.S., Inc.	23,965	5,289,794
Total United States		1,077,964,806
TOTAL COMMON STOCKS (COST: $755,910,872)		1,081,825,456
MUTUAL FUND – 7.5%
United States – 7.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(b) (Cost: $88,851,526)	88,851,526	88,851,526
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
United States – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(b) (Cost: $112,240)	112,240	112,240
TOTAL INVESTMENTS IN SECURITIES – 98.9% (Cost: $844,874,638)		1,170,789,222
Other Assets less Liabilities – 1.1%		12,981,855
NET ASSETS – 100.0%		$1,183,771,077

*  Non-income producing security.

(a)   Security, or portion thereof, was on loan at December 31, 2024 (See Note 2). At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,728,974 and the total market value of the collateral held by the Fund was $7,966,240. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,854,000.

(b)  Rate shown represents annualized 7-day yield as of December 31, 2024.

See Notes to Financial Statements

94    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. Efficient Core Fund (NTSX) December 31, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
2 Year U.S. Treasury Note	718	3/31/25	$ 147,627,532	$ (106,534)
5 Year U.S. Treasury Note	1,362	3/31/25	144,786,985	(1,239,211)
10 Year U.S. Treasury Note	1,319	3/20/25	143,441,250	(2,501,910)
U.S. Treasury Long Bond	1,228	3/20/25	139,800,125	(5,179,148)
Ultra 10 Year U.S. Treasury Note	1,278	3/20/25	142,257,375	(3,419,606)
			$717,913,267	$(12,446,409)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,081,825,456	$—	$—	$1,081,825,456
Mutual Fund	—	88,851,526	—	88,851,526
Investment of Cash Collateral for Securities Loaned	—	112,240	—	112,240
Total Investments in Securities	$1,081,825,456	$88,963,766	$—	$1,170,789,222
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(12,446,409)	$—	$—	$(12,446,409)
Total – Net	$1,069,379,047	$88,963,766	$—	$1,158,342,813

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements

WisdomTree Trust    95

Schedule of Investments (unaudited) WisdomTree Artificial Intelligence and Innovation Fund (WTAI) December 31, 2024
Investments	Shares	Value
COMMON STOCKS – 99.9%
Canada – 2.1%
Electronic Equipment, Instruments & Components – 1.0%
Celestica, Inc.*	22,314	$2,059,582
Software – 1.1%
Kinaxis, Inc.*	17,396	2,094,245
Total Canada		4,153,827
China – 0.6%
Semiconductors & Semiconductor Equipment – 0.6%
NXP Semiconductors NV	5,330	1,107,841
Israel – 1.3%
Automobile Components – 0.4%
Mobileye Global, Inc., Class A*(a)	41,710	830,863
Software – 0.9%
JFrog Ltd.*	61,547	1,810,098
Total Israel		2,640,961
Japan – 0.7%
Machinery – 0.7%
FANUC Corp.	54,315	1,442,893
Netherlands – 1.5%
Semiconductors & Semiconductor Equipment – 1.5%
ASML Holding NV, Registered Shares	4,466	3,095,295
Norway – 1.0%
Software – 1.0%
Opera Ltd., ADR	104,807	1,985,045
Singapore – 0.4%
Semiconductors & Semiconductor Equipment – 0.4%
STMicroelectronics NV	34,697	872,170
South Korea – 5.0%
Automobiles – 1.9%
Hyundai Motor Co.	27,176	3,913,536
Semiconductors & Semiconductor Equipment – 1.8%
SK Hynix, Inc.	30,588	3,613,255
Technology Hardware, Storage & Peripherals – 1.3%
Samsung Electronics Co. Ltd.	73,521	2,656,874
Total South Korea		10,183,665
Taiwan – 5.6%
Semiconductors & Semiconductor Equipment – 5.6%
Alchip Technologies Ltd.	22,300	2,231,054
Faraday Technology Corp.	220,200	1,618,698
MediaTek, Inc.	50,000	2,158,032
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	27,299	5,391,280
Total Taiwan		11,399,064
Investments	Shares	Value
United States – 81.7%
Aerospace & Defense – 1.6%
AeroVironment, Inc.*	11,011	$1,694,483
Lockheed Martin Corp.	3,110	1,511,273
Total Aerospace & Defense		3,205,756
Automobiles – 3.0%
Tesla, Inc.*	15,154	6,119,791
Biotechnology – 0.5%
Recursion Pharmaceuticals, Inc., Class A*(a)	147,471	996,904
Broadline Retail – 2.1%
Amazon.com, Inc.*	19,384	4,252,656
Communications Equipment – 1.0%
Arista Networks, Inc.*	17,652	1,951,076
Entertainment – 1.9%
ROBLOX Corp., Class A*	65,235	3,774,497
Health Care Equipment & Supplies – 1.7%
Intuitive Surgical, Inc.*	6,633	3,462,161
Health Care Technology – 0.8%
Schrodinger, Inc.*	39,460	761,183
Simulations Plus, Inc.(a)	27,472	766,194
Total Health Care Technology		1,527,377
Interactive Media & Services – 5.3%
Alphabet, Inc., Class A	26,528	5,021,750
Meta Platforms, Inc., Class A	9,603	5,622,653
Total Interactive Media & Services		10,644,403
IT Services – 5.7%
Cloudflare, Inc., Class A*	28,927	3,114,859
DigitalOcean Holdings, Inc.*(a)	88,343	3,009,846
MongoDB, Inc.*	5,402	1,257,640
Okta, Inc.*	26,720	2,105,536
Snowflake, Inc., Class A*	13,084	2,020,300
Total IT Services		11,508,181
Machinery – 1.2%
Deere & Co.	3,806	1,612,602
Symbotic, Inc.*(a)	31,640	750,185
Total Machinery		2,362,787
Semiconductors & Semiconductor Equipment – 24.6%
Advanced Micro Devices, Inc.*	26,171	3,161,195
Ambarella, Inc.*	39,381	2,864,574
Analog Devices, Inc.	6,728	1,429,431
ARM Holdings PLC, ADR*	37,440	4,618,598
Astera Labs, Inc.*	20,166	2,670,987
Broadcom, Inc.	29,251	6,781,552
Credo Technology Group Holding Ltd.*	40,835	2,744,520
GLOBALFOUNDRIES, Inc.*(a)	29,283	1,256,533
Intel Corp.	143,494	2,877,055

See Notes to Financial Statements

96    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Artificial Intelligence and Innovation Fund (WTAI) December 31, 2024
Investments	Shares	Value
Lattice Semiconductor Corp.*	18,294	$1,036,355
Marvell Technology, Inc.	52,318	5,778,523
Microchip Technology, Inc.	15,124	867,361
Micron Technology, Inc.	30,773	2,589,856
NVIDIA Corp.	38,414	5,158,616
QUALCOMM, Inc.	19,217	2,952,116
Teradyne, Inc.	24,063	3,030,013
Total Semiconductors & Semiconductor Equipment		49,817,285
Software – 25.4%
Adobe, Inc.*	2,844	1,264,670
Atlassian Corp., Class A*	9,029	2,197,478
Cadence Design Systems, Inc.*	12,056	3,622,346
Crowdstrike Holdings, Inc., Class A*	7,987	2,732,832
Datadog, Inc., Class A*	20,035	2,862,801
Dynatrace, Inc.*	43,712	2,375,747
Elastic NV*	27,078	2,682,888
Gitlab, Inc., Class A*	33,791	1,904,123
Microsoft Corp.	9,541	4,021,531
Palantir Technologies, Inc., Class A*	72,205	5,460,864
Pegasystems, Inc.	22,293	2,077,707
PROS Holdings, Inc.*	51,354	1,127,734
PTC, Inc.*	10,547	1,939,277
Salesforce, Inc.	6,136	2,051,449
Samsara, Inc., Class A*	65,349	2,855,098
SentinelOne, Inc., Class A*	98,483	2,186,323
ServiceNow, Inc.*	3,148	3,337,258
Synopsys, Inc.*	6,073	2,947,591
Unity Software, Inc.*	46,944	1,054,832
Zscaler, Inc.*	15,058	2,716,614
Total Software		51,419,163
Technology Hardware, Storage & Peripherals – 6.9%
Apple, Inc.	22,275	5,578,106
Dell Technologies, Inc., Class C	12,943	1,491,551
Investments	Shares	Value
Hewlett Packard Enterprise Co.	99,765	$2,129,983
HP, Inc.	54,089	1,764,924
IonQ, Inc.*	72,482	3,027,573
Total Technology Hardware, Storage & Peripherals		13,992,137
Total United States		165,034,174
TOTAL COMMON STOCKS (Cost: $178,109,183)		201,914,935
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(b) (Cost: $124,032)	124,032	124,032
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.8%
United States – 1.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(b) (Cost: $3,701,183)	3,701,183	3,701,183
TOTAL INVESTMENTS IN SECURITIES – 101.8% (Cost: $181,934,398)		205,740,150
Other Liabilities less Assets – (1.8)%		(3,642,182)
NET ASSETS – 100.0%		$202,097,968

*  Non-income producing security.

(a)   Security, or portion thereof, was on loan at December 31, 2024 (See Note 2). At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,693,036 and the total market value of the collateral held by the Fund was $5,912,111. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,210,928.

(b)  Rate shown represents annualized 7-day yield as of December 31, 2024.

ABBREVIATIONS:
ADR	American Depositary Receipt

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$201,914,935	$—	$—	$201,914,935
Mutual Fund	—	124,032	—	124,032
Investment of Cash Collateral for Securities Loaned	—	3,701,183	—	3,701,183
Total Investments in Securities	$201,914,935	$3,825,215	$—	$205,740,150

See Notes to Financial Statements

WisdomTree Trust    97

Schedule of Investments (unaudited) WisdomTree Battery Value Chain and Innovation Fund (WBAT) December 31, 2024
Investments	Shares	Value
COMMON STOCKS – 99.6%
Argentina – 1.6%
Chemicals – 1.6%
Arcadium Lithium PLC*	8,229	$42,215
Australia – 1.5%
Metals & Mining – 1.5%
IGO Ltd.	4,228	12,487
Pilbara Minerals Ltd.*(a)	20,462	27,745
Total Australia		40,232
Belgium – 1.6%
Chemicals – 1.6%
Umicore SA	4,036	41,605
Canada – 1.4%
Electrical Equipment – 1.4%
Ballard Power Systems, Inc.*(a)	23,193	38,500
Chile – 1.5%
Chemicals – 1.5%
Sociedad Quimica y Minera de Chile SA, ADR(a)	1,105	40,178
China – 21.4%
Automobiles – 0.1%
BYD Co. Ltd., Class A	100	3,850
Chemicals – 5.6%
Do-Fluoride New Materials Co. Ltd., Class A	5,480	8,957
Ganfeng Lithium Group Co. Ltd., Class A	3,800	18,121
Guangzhou Tinci Materials Technology Co. Ltd., Class A	5,200	13,968
Ningbo Shanshan Co. Ltd., Class A	7,000	7,104
Shanghai Putailai New Energy Technology Co. Ltd., Class A	5,405	11,713
Shenzhen Capchem Technology Co. Ltd., Class A	2,540	12,954
Shenzhen Dynanonic Co. Ltd., Class A*	2,780	13,965
Sichuan Yahua Industrial Group Co. Ltd., Class A	11,700	18,646
Tianqi Lithium Corp., Class A	3,500	15,733
Wanhua Chemical Group Co. Ltd., Class A	100	972
Xiangtan Electrochemical Scientific Co. Ltd., Class A	9,700	13,318
Zangge Mining Co. Ltd., Class A	2,800	10,576
Zhejiang Yongtai Technology Co. Ltd., Class A*	3,400	4,140
Total Chemicals		150,167
Electrical Equipment – 11.4%
Beijing Easpring Material Technology Co. Ltd., Class A	800	4,389
Beijing Sifang Automation Co. Ltd., Class A	900	2,079
Camel Group Co. Ltd., Class A	23,200	26,197
CNGR Advanced Material Co. Ltd., Class A	5,980	29,421
Contemporary Amperex Technology Co. Ltd., Class A	240	8,696
Eve Energy Co. Ltd., Class A	1,300	8,277
Fangda Carbon New Material Co. Ltd., Class A	17,700	11,645
Farasis Energy Gan Zhou Co. Ltd., Class A*	5,178	8,182
GEM Co. Ltd., Class A	37,600	33,444
Gotion High-tech Co. Ltd., Class A	1,900	5,492
Investments	Shares	Value
Guangzhou Zhiguang Electric Co. Ltd., Class A	2,300	$1,927
Jiangsu Zhongtian Technology Co. Ltd., Class A	11,500	22,431
Minmetals New Energy Materials (Hunan) Co. Ltd.*	47,428	34,369
Qingdao TGOOD Electric Co. Ltd., Class A	10,200	30,496
Shenzhen Clou Electronics Co. Ltd., Class A*	14,800	8,769
Sungrow Power Supply Co. Ltd., Class A	1,320	13,275
Sunwoda Electronic Co. Ltd., Class A	2,900	8,813
Zhejiang Huayou Cobalt Co. Ltd., Class A	2,900	11,558
Zhejiang Narada Power Source Co. Ltd., Class A	15,000	32,977
Total Electrical Equipment		302,437
Electronic Equipment, Instruments & Components – 0.1%
Shenzhen Deren Electronic Co. Ltd., Class A*	3,000	2,942
Energy Equipment & Services – 0.6%
Cangzhou Mingzhu Plastic Co. Ltd., Class A	29,700	14,523
Industrial Conglomerates – 0.5%
China Baoan Group Co. Ltd., Class A	10,100	12,588
Metals & Mining – 3.1%
Baotailong New Materials Co. Ltd., Class A*	39,600	16,236
Nanjing Hanrui Cobalt Co. Ltd., Class A	3,100	14,259
Tibet Mineral Development Co. Ltd., Class A	5,400	15,814
Xiamen Tungsten Co. Ltd., Class A	7,500	19,686
Youngy Co. Ltd., Class A	4,000	17,381
Total Metals & Mining		83,376
Total China		569,883
Finland – 1.1%
Machinery – 1.1%
Wartsila OYJ Abp	1,608	28,489
France – 3.6%
Aerospace & Defense – 1.7%
Airbus SE	279	44,717
Automobile Components – 1.2%
Valeo SE	3,220	31,049
Automobiles – 0.4%
Renault SA	227	11,060
Metals & Mining – 0.3%
Eramet SA	158	8,859
Total France		95,685
Germany – 9.8%
Automobiles – 4.3%
Bayerische Motoren Werke AG	1,250	102,230
Mercedes-Benz Group AG	194	10,807
Total Automobiles		113,037
Industrial Conglomerates – 1.2%
Siemens AG, Registered Shares	165	32,217
Metals & Mining – 1.9%
Aurubis AG(a)	637	50,592
Multi-Utilities – 1.5%
E.ON SE	3,528	41,081

See Notes to Financial Statements

98    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Battery Value Chain and Innovation Fund (WBAT) December 31, 2024
Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 0.9%
Infineon Technologies AG	422	$13,721
SMA Solar Technology AG	688	9,661
Total Semiconductors & Semiconductor Equipment		23,382
Total Germany		260,309
Indonesia – 1.8%
Metals & Mining – 1.8%
Aneka Tambang Tbk. PT	103,000	9,759
Nickel Industries Ltd.	24,774	12,655
Vale Indonesia Tbk. PT*	107,900	24,268
Total Indonesia		46,682
Japan – 12.3%
Automobile Components – 0.3%
Denso Corp.	500	7,045
Automobiles – 1.8%
Honda Motor Co. Ltd., ADR	404	11,534
Nissan Motor Co. Ltd.	8,500	25,961
Toyota Motor Corp.	600	12,011
Total Automobiles		49,506
Building Products – 0.3%
Central Glass Co. Ltd.	400	8,450
Chemicals – 2.3%
Ise Chemicals Corp.	130	26,842
Kureha Corp.	500	9,147
Tokai Carbon Co. Ltd.	4,200	24,501
Total Chemicals		60,490
Electrical Equipment – 1.6%
GS Yuasa Corp.	800	13,494
Nippon Carbon Co. Ltd.	300	8,390
Toyo Tanso Co. Ltd.	800	21,787
Total Electrical Equipment		43,671
Electronic Equipment, Instruments & Components – 1.7%
TDK Corp.	3,400	44,836
Household Durables – 0.3%
Panasonic Holdings Corp.	700	7,318
Machinery – 2.3%
Mitsubishi Heavy Industries Ltd.	4,300	60,823
Trading Companies & Distributors – 1.7%
Mitsui & Co. Ltd.	2,100	44,242
Total Japan		326,381
Jersey – 0.6%
Automobile Components – 0.6%
Aptiv PLC*	278	16,813
Netherlands – 1.0%
Electrical Equipment – 1.0%
Alfen NV*(a)(b)	2,214	27,580
Investments	Shares	Value
Norway – 1.8%
Aerospace & Defense – 1.8%
Kongsberg Gruppen ASA	426	$48,011
Russia – 0.0%
Metals & Mining – 0.0%
GMK Norilskiy Nickel PAO*^	3,400	0
MMC Norilsk Nickel PJSC, ADR*^	2	0
Total Russia		0
South Korea – 3.1%
Automobiles – 0.4%
Hyundai Motor Co.	78	11,233
Chemicals – 1.0%
LG Chem Ltd.	100	16,982
Soulbrain Co. Ltd.	80	8,988
Total Chemicals		25,970
Electrical Equipment – 1.4%
Doosan Fuel Cell Co. Ltd.*	1,097	11,893
HD Hyundai Electric Co. Ltd.	32	8,303
LG Energy Solution Ltd.*	79	18,675
Total Electrical Equipment		38,871
Metals & Mining – 0.3%
POSCO Holdings, Inc.	43	7,404
Total South Korea		83,478
Sweden – 0.6%
Machinery – 0.6%
Volvo AB, Class B	710	17,260
Switzerland – 0.8%
Electronic Equipment, Instruments & Components – 0.8%
Landis & Gyr Group AG	100	6,345
TE Connectivity PLC	98	14,011
Total Switzerland		20,356
Taiwan – 1.5%
Electrical Equipment – 0.3%
Phihong Technology Co. Ltd.*	7,000	7,996
Electronic Equipment, Instruments & Components – 1.2%
Lotes Co. Ltd.	120	7,156
Simplo Technology Co. Ltd.	2,000	24,219
Total Electronic Equipment, Instruments & Components		31,375
Total Taiwan		39,371
United Kingdom – 3.3%
Aerospace & Defense – 3.3%
Rolls-Royce Holdings PLC*	12,458	88,715
United States – 29.3%
Aerospace & Defense – 0.7%
Lockheed Martin Corp.	18	8,747
TransDigm Group, Inc.	8	10,138
Total Aerospace & Defense		18,885

See Notes to Financial Statements

WisdomTree Trust    99

Schedule of Investments (unaudited) (concluded) WisdomTree Battery Value Chain and Innovation Fund (WBAT) December 31, 2024
Investments	Shares	Value
Automobiles – 2.3%
Ford Motor Co.	1,033	$10,227
General Motors Co.	179	9,535
Tesla, Inc.*	101	40,788
Total Automobiles		60,550
Building Products – 1.3%
Johnson Controls International PLC	456	35,992
Electrical Equipment – 14.0%
Bloom Energy Corp., Class A*	8,751	194,360
ChargePoint Holdings, Inc.*(a)	75,963	81,280
EnerSys	975	90,119
Schneider Electric SE	28	6,985
Total Electrical Equipment		372,744
Electronic Equipment, Instruments & Components – 0.3%
Amphenol Corp., Class A	106	7,362
Industrial Conglomerates – 0.3%
3M Co.	58	7,487
Machinery – 0.5%
Caterpillar, Inc.	41	14,873
Oil, Gas & Consumable Fuels – 2.7%
BP PLC	7,779	38,288
Shell PLC	1,125	34,886
Total Oil, Gas & Consumable Fuels		73,174
Passenger Airlines – 5.6%
Joby Aviation, Inc.*(a)	18,310	148,860
Semiconductors & Semiconductor Equipment – 1.6%
Analog Devices, Inc.	34	7,223
Microchip Technology, Inc.	151	8,660
QUALCOMM, Inc.	132	20,278
Texas Instruments, Inc.	31	5,813
Total Semiconductors & Semiconductor Equipment		41,974
Total United States		781,901
TOTAL COMMON STOCKS (Cost: $2,736,483)		2,653,644
Investments	Shares	Value
MUTUAL FUND – 0.2%
United States – 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(c) (Cost: $4,636)	4,636	$4,636

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 16.4%
United States – 16.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(c) (Cost: $437,189)	437,189	437,189

TOTAL INVESTMENTS IN SECURITIES – 116.2% (Cost: $3,178,308)		3,095,469
Other Liabilities less Assets – (16.2)%		(431,245)
NET ASSETS – 100.0%		$2,664,224

*  Non-income producing security.

^  This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)   Security, or portion thereof, was on loan at December 31, 2024 (See Note 2). At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $407,653 and the total market value of the collateral held by the Fund was $437,189.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of December 31, 2024.

ABBREVIATIONS:
ADR	American Depositary Receipt

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$ 0*	$0
Other	2,653,644	—	—	2,653,644
Mutual Fund	—	4,636	—	4,636
Investment of Cash Collateral for Securities Loaned	—	437,189	—	437,189
Total Investments in Securities	$2,653,644	$441,825	$ 0	$3,095,469

*  Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements

100    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree BioRevolution Fund (WDNA) December 31, 2024
Investments	Shares	Value
COMMON STOCKS – 100.0%
Australia – 0.6%
Chemicals – 0.6%
Nufarm Ltd.	5,777	$12,662
Austria – 0.7%
Chemicals – 0.7%
Lenzing AG*	475	14,510
Belgium – 1.6%
Chemicals – 1.6%
Solvay SA	236	7,615
Syensqo SA	345	25,207
Total Belgium		32,822
Canada – 0.8%
Chemicals – 0.8%
Nutrien Ltd.	392	17,542
Denmark – 3.7%
Biotechnology – 0.9%
Genmab AS, ADR*	972	20,286
Chemicals – 2.8%
Novonesis (Novozymes) B, Class B	1,053	59,613
Total Denmark		79,899
Germany – 2.8%
Biotechnology – 1.8%
BioNTech SE, ADR*	238	27,120
CureVac NV*	3,329	11,352
Total Biotechnology		38,472
Oil, Gas & Consumable Fuels – 0.3%
Verbio SE	563	6,897
Pharmaceuticals – 0.7%
Bayer AG, Registered Shares	769	15,380
Total Germany		60,749
Japan – 1.4%
Biotechnology – 0.4%
Takara Bio, Inc.	1,400	9,354
Pharmaceuticals – 1.0%
Takeda Pharmaceutical Co. Ltd.	792	21,070
Total Japan		30,424
Netherlands – 0.9%
Biotechnology – 0.9%
Argenx SE, ADR*	32	19,680
Switzerland – 2.4%
Biotechnology – 1.0%
CRISPR Therapeutics AG*	573	22,553
Pharmaceuticals – 1.4%
Novartis AG, Registered Shares	301	29,461
Total Switzerland		52,014
Investments	Shares	Value
United Kingdom – 2.1%
Biotechnology – 0.5%
Genus PLC	558	$10,832
Life Sciences Tools & Services – 0.5%
Oxford Nanopore Technologies PLC*	6,376	10,285
Pharmaceuticals – 1.1%
AstraZeneca PLC, ADR	368	24,111
Total United Kingdom		45,228
United States – 83.0%
Biotechnology – 51.6%
Absci Corp.*	2,507	6,568
Agios Pharmaceuticals, Inc.*	1,221	40,122
Allogene Therapeutics, Inc.*	5,587	11,900
Alnylam Pharmaceuticals, Inc.*	137	32,238
Amgen, Inc.	106	27,628
Amicus Therapeutics, Inc.*	3,014	28,392
Arcellx, Inc.*	201	15,415
Arcturus Therapeutics Holdings, Inc.*	1,320	22,400
Arrowhead Pharmaceuticals, Inc.*	997	18,744
Beam Therapeutics, Inc.*	1,057	26,214
Biogen, Inc.*	95	14,527
Biohaven Ltd.*	417	15,575
BioMarin Pharmaceutical, Inc.*	265	17,418
Blueprint Medicines Corp.*	606	52,855
Bridgebio Pharma, Inc.*(a)	1,549	42,505
Caribou Biosciences, Inc.*	6,143	9,767
Editas Medicine, Inc.*	4,494	5,707
Exact Sciences Corp.*(a)	420	23,600
Fate Therapeutics, Inc.*	10,956	18,077
Geron Corp.*	13,617	48,204
Gilead Sciences, Inc.	335	30,944
Intellia Therapeutics, Inc.*(a)	769	8,967
Ionis Pharmaceuticals, Inc.*	710	24,822
Iovance Biotherapeutics, Inc.*	4,788	35,431
Moderna, Inc.*	193	8,025
Myriad Genetics, Inc.*	1,521	20,853
Natera, Inc.*	545	86,274
Regeneron Pharmaceuticals, Inc.*	34	24,219
REGENXBIO, Inc.*	1,602	12,384
REVOLUTION Medicines, Inc.*	339	14,828
Sana Biotechnology, Inc.*	2,921	4,761
Sarepta Therapeutics, Inc.*	288	35,018
Stoke Therapeutics, Inc.*	2,281	25,159
Twist Bioscience Corp.*	1,719	79,882
Ultragenyx Pharmaceutical, Inc.*	704	29,617
United Therapeutics Corp.*	111	39,165
Veracyte, Inc.*	1,331	52,708
Vericel Corp.*	1,065	58,479
Vertex Pharmaceuticals, Inc.*	77	31,008
Verve Therapeutics, Inc.*(a)	2,195	12,380
Total Biotechnology		1,112,780

See Notes to Financial Statements.

WisdomTree Trust    101

Schedule of Investments (unaudited) (concluded) WisdomTree BioRevolution Fund (WDNA) December 31, 2024
Investments	Shares	Value
Chemicals – 5.4%
Corteva, Inc.	472	$26,885
Dow, Inc.	519	20,827
DuPont de Nemours, Inc.	392	29,890
FMC Corp.	292	14,194
Ginkgo Bioworks Holdings, Inc.*(a)	1,339	13,149
Origin Materials, Inc.*	8,313	10,641
Total Chemicals		115,586
Food Products – 3.6%
Archer-Daniels-Midland Co.*	358	18,086
Beyond Meat, Inc.*(a)	2,336	8,783
Darling Ingredients, Inc.*	702	23,651
Tyson Foods, Inc., Class A	480	27,571
Total Food Products		78,091
Health Care Providers & Services – 2.8%
Labcorp Holdings, Inc.	124	28,436
NeoGenomics, Inc.*	1,886	31,081
Total Health Care Providers & Services		59,517
Health Care Technology – 0.8%
Schrodinger, Inc.*	907	17,496
Life Sciences Tools & Services – 9.8%
10X Genomics, Inc., Class A*	670	9,621
Bio-Rad Laboratories, Inc., Class A*	64	21,025
Bio-Techne Corp.	330	23,770
Danaher Corp.	133	30,530
Illumina, Inc.*	177	23,653
Pacific Biosciences of California, Inc.*(a)	6,152	11,258
Qiagen NV	622	27,698
Repligen Corp.*	172	24,758
Tempus AI, Inc.*	365	12,322
Thermo Fisher Scientific, Inc.	50	26,011
Total Life Sciences Tools & Services		210,646
Oil, Gas & Consumable Fuels – 0.4%
Green Plains, Inc.*	1,030	9,764
Investments	Shares	Value
Pharmaceuticals – 8.6%
Bristol-Myers Squibb Co.	514	$29,072
Eli Lilly & Co.	64	49,408
Johnson & Johnson	175	25,308
Merck & Co., Inc.	248	24,671
Pfizer, Inc.	698	18,518
Structure Therapeutics, Inc., ADR*(a)	432	11,716
Zoetis, Inc.	160	26,069
Total Pharmaceuticals		184,762
Total United States		1,788,642
TOTAL COMMON STOCKS (Cost: $2,841,729)		2,154,172
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(b)
(Cost: $860)	860	860
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.6%
United States – 1.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(b)
(Cost: $34,703)	34,703	34,703
TOTAL INVESTMENTS IN SECURITIES – 101.6%
(Cost: $2,877,292)		2,189,735
Other Liabilities less Assets – (1.6)%		(33,915)
NET ASSETS – 100.0%		$2,155,820

*  Non-income producing security.

(a)   Security, or portion thereof, was on loan at December 31, 2024 (See Note 2). At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $132,221 and the total market value of the collateral held by the Fund was $136,652. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $101,949.

(b)  Rate shown represents annualized 7-day yield as of December 31, 2024.

ABBREVIATIONS:
ADR	American Depositary Receipt

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,154,172	$—	$—	$2,154,172
Mutual Fund	—	860	—	$860
Investment of Cash Collateral for Securities Loaned	—	34,703	—	$34,703
Total Investments in Securities	$2,154,172	$35,563	$—	$2,189,735

See Notes to Financial Statements.

102    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Cloud Computing Fund (WCLD) December 31, 2024
Investments	Shares	Value
COMMON STOCKS – 99.8%
Canada – 1.8%
IT Services – 1.8%
Shopify, Inc., Class A*	82,924	$8,817,309
Israel – 3.1%
IT Services – 1.7%
Wix.com Ltd.*	37,787	8,107,201
Software – 1.4%
JFrog Ltd.*	228,005	6,705,627
Total Israel		14,812,828
United States – 94.9%
Financial Services – 6.8%
AvidXchange Holdings, Inc.*	761,469	7,873,589
Block, Inc.*	94,004	7,989,400
PayPal Holdings, Inc.*	91,245	7,787,761
Toast, Inc., Class A*	249,890	9,108,491
Total Financial Services		32,759,241
Health Care Technology – 1.4%
Veeva Systems, Inc., Class A*	32,177	6,765,214
Interactive Media & Services – 1.5%
ZoomInfo Technologies, Inc.*	678,388	7,129,858
IT Services – 12.2%
BigCommerce Holdings, Inc., Series 1*	1,038,780	6,357,333
Cloudflare, Inc., Class A*	75,118	8,088,706
DigitalOcean Holdings, Inc.*(a)	164,960	5,620,187
Fastly, Inc., Class A*	959,202	9,054,867
MongoDB, Inc.*	24,647	5,738,068
Okta, Inc.*	62,632	4,935,402
Snowflake, Inc., Class A*	48,309	7,459,393
Twilio, Inc., Class A*	101,109	10,927,861
Total IT Services		58,181,817
Professional Services – 3.3%
Paycom Software, Inc.	38,083	7,805,873
Paylocity Holding Corp.*	40,264	8,031,460
Total Professional Services		15,837,333
Software – 69.7%
Adobe, Inc.*	11,201	4,980,861
Amplitude, Inc., Class A*	723,004	7,627,692
Appfolio, Inc., Class A*	28,162	6,948,129
Asana, Inc., Class A*	467,406	9,474,320
Atlassian Corp., Class A*	40,096	9,758,565
AvePoint, Inc.*	573,175	9,463,119
Bill Holdings, Inc.*	125,889	10,664,057
BlackLine, Inc.*	117,812	7,158,257
Box, Inc., Class A*	220,477	6,967,073
Braze, Inc., Class A*	146,931	6,153,470
C3.ai, Inc., Class A*(a)	242,669	8,355,094
Clearwater Analytics Holdings, Inc., Class A*	262,327	7,219,239
Confluent, Inc., Class A*	281,278	7,864,533
Crowdstrike Holdings, Inc., Class A*	23,565	8,063,000
Datadog, Inc., Class A*	53,798	7,687,196
Investments	Shares	Value
DocuSign, Inc.*	108,914	$9,795,725
Dropbox, Inc., Class A*	271,404	8,152,976
Dynatrace, Inc.*	125,010	6,794,294
Elastic NV*	56,849	5,632,599
Five9, Inc.*	188,116	7,645,034
Freshworks, Inc., Class A*	538,959	8,714,967
Gitlab, Inc., Class A*	136,234	7,676,786
HubSpot, Inc.*	12,429	8,660,154
Klaviyo, Inc., Class A*	194,702	8,029,510
Monday.com Ltd.*	23,495	5,531,663
nCino, Inc.*	177,326	5,954,607
PagerDuty, Inc.*	316,234	5,774,433
Palo Alto Networks, Inc.*	37,027	6,737,433
Procore Technologies, Inc.*	107,584	8,061,269
Q2 Holdings, Inc.*(a)	85,819	8,637,682
Qualys, Inc.*	50,653	7,102,564
RingCentral, Inc., Class A*	183,458	6,422,865
Salesforce, Inc.	23,532	7,867,454
Samsara, Inc., Class A*	157,213	6,868,636
SentinelOne, Inc., Class A*	267,126	5,930,197
ServiceNow, Inc.*	7,466	7,914,856
Sprinklr, Inc., Class A*	693,123	5,856,889
Sprout Social, Inc., Class A*	183,263	5,628,007
Tenable Holdings, Inc.*	147,803	5,820,482
UiPath, Inc., Class A*	522,346	6,639,018
Workday, Inc., Class A*	26,741	6,899,980
Workiva, Inc.*	79,338	8,687,511
Zoom Video Communications, Inc.*	106,682	8,706,318
Zscaler, Inc.*	32,113	5,793,506
Zuora, Inc., Class A*	702,595	6,969,742
Total Software		333,291,762
Total United States		453,965,225
TOTAL COMMON STOCKS (Cost: $578,300,406)		477,595,362
MUTUAL FUND – 0.2%
United States – 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(b)
(Cost: $795,629)	795,629	795,629
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
United States – 1.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(b)
(Cost: $4,707,622)	4,707,622	4,707,622
TOTAL INVESTMENTS IN SECURITIES – 101.0% (Cost: $583,803,657)		483,098,613
Other Liabilities less Assets – (1.0)%		(4,904,114)
NET ASSETS – 100.0%		$478,194,499

*  Non-income producing security.

(a)   Security, or portion thereof, was on loan at December 31, 2024 (See Note 2). At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,934,949 and the total market value of the collateral held by the Fund was $5,075,864. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $368,242.

(b)  Rate shown represents annualized 7-day yield as of December 31, 2024.

See Notes to Financial Statements.

WisdomTree Trust    103

Schedule of Investments (unaudited) (concluded) WisdomTree Cloud Computing Fund (WCLD) December 31, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$477,595,362	$—	$—	$477,595,362
Mutual Fund	—	795,629	—	795,629
Investment of Cash Collateral for Securities Loaned	—	4,707,622	—	4,707,622
Total Investments in Securities	$477,595,362	$5,503,251	$—	$483,098,613

See Notes to Financial Statements.

104    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Cybersecurity Fund (WCBR) December 31, 2024
Investments	Shares	Value
COMMON STOCKS – 99.9%
Israel – 3.2%
Software – 3.2%
Check Point Software Technologies Ltd.*	18,599	$3,472,433
Japan – 3.8%
Software – 3.8%
Digital Arts, Inc.	26,200	1,006,923
Trend Micro, Inc.*	57,700	3,145,303
Total Japan		4,152,226
United States – 92.9%
Communications Equipment – 4.0%
F5, Inc.*	17,222	4,330,816
IT Services – 17.4%
Akamai Technologies, Inc.*	36,465	3,487,877
Cloudflare, Inc., Class A*	59,835	6,443,033
Fastly, Inc., Class A*	425,022	4,012,208
Okta, Inc.*	64,076	5,049,189
Total IT Services		18,992,307
Software – 71.5%
CommVault Systems, Inc.*	24,145	3,643,722
Crowdstrike Holdings, Inc., Class A*	18,347	6,277,609
CyberArk Software Ltd.*	17,304	5,764,828
Datadog, Inc., Class A*	43,023	6,147,556
Elastic NV*	63,865	6,327,744
Fortinet, Inc.*	63,314	5,981,907
Investments	Shares	Value
HashiCorp, Inc., Class A*	139,608	$4,775,990
OneSpan, Inc.*	96,638	1,791,669
Palo Alto Networks, Inc.*	27,327	4,972,421
Qualys, Inc.*	28,540	4,001,879
Rapid7, Inc.*	141,251	5,682,528
Rubrik, Inc., Class A*	86,513	5,654,490
SentinelOne, Inc., Class A*	212,896	4,726,291
Tenable Holdings, Inc.*	119,259	4,696,419
Varonis Systems, Inc.*	50,315	2,235,495
Zscaler, Inc.*	28,247	5,096,041
Total Software		77,776,589
Total United States		101,099,712
TOTAL COMMON STOCKS (Cost: $100,648,574)		108,724,371
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(a)
(Cost: $106,643)	106,643	106,643
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $100,755,217)		108,831,014
Other Assets less Liabilities – 0.0%		28,466
NET ASSETS – 100.0%		$108,859,480

*   Non-income producing security.

(a)    Rate shown represents annualized 7-day yield as of December 31, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$108,724,371	$—	$—	$108,724,371
Mutual Fund	—	106,643	—	106,643
Total Investments in Securities	$108,724,371	$106,643	$—	$108,831,014

See Notes to Financial Statements

WisdomTree Trust    105

Statements of Assets and Liabilities (unaudited) WisdomTree Trust December 31, 2024
	WisdomTree Dynamic Currency Hedged International Equity Fund	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	WisdomTree Emerging Markets ex-China Fund	WisdomTree U.S. Corporate Bond Fund
ASSETS:
Investments, at cost	$253,006,858	$337,321,955	$49,054,296	$17,904,805
Foreign currency, at cost	296,891	890,994	45,969	—
Investments in securities, at value[1,2] (Note 2)	291,841,540	356,197,858	55,607,254	17,423,038
Foreign currency, at value	296,493	892,293	45,803	—
Unrealized appreciation on foreign currency contracts	7,554,926	9,393,527	—	—
Receivables:
Investment securities sold	34,225	—	77,519	—
Due from broker	40,000	340	—	—
Dividends	282,656	431,900	62,230	—
Securities lending	—	—	—	110
Interest	848	—	69	209,480
Foreign tax reclaims	770,180	274,233	3,035	—
Other (Note 6)	26,759	7,639	—	—
Total Assets	300,847,627	367,197,790	55,795,910	17,632,628
LIABILITIES:
Unrealized depreciation on foreign currency contracts	89,078	18,238	—	—
Payables:
Cash collateral received for securities loaned (Note 2)	673,443	4,714,814	—	72,430
Investment securities purchased	6,296,598	8,005,925	—	—
Distributions	93,452	79,274	73,926	—
Advisory fees (Note 3)	101,309	142,646	15,374	2,722
Service fees (Note 2)	1,114	1,307	211	67
Foreign capital gains tax	—	—	401,662	—
Cash due to custodian	4,505	—	—	—
Other (Note 6)	8,097	2,292	—	—
Total Liabilities	7,267,596	12,964,496	491,173	75,219
NET ASSETS	$293,580,031	$354,233,294	$55,304,737	$17,557,409
NET ASSETS:
Paid-in capital	$292,119,838	$335,155,758	$50,389,214	$21,133,457
Total distributable earnings (loss)	1,460,193	19,077,536	4,915,523	(3,576,048)
NET ASSETS	$293,580,031	$354,233,294	$55,304,737	$17,557,409
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	8,550,000	10,200,000	1,800,000	400,000
Net asset value per share	$34.34	$34.73	$30.72	$43.89
[1] Includes market value of securities out on loan of:	$735,094	$4,314,432	$—	$69,243
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

106    WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued) WisdomTree Trust December 31, 2024
	WisdomTree U.S. High Yield Corporate Bond Fund	WisdomTree U.S. Short-Term Corporate Bond Fund	WisdomTree Emerging Markets Efficient Core Fund	WisdomTree International Efficient Core Fund
ASSETS:
Investments, at cost	$216,630,967	$42,989,718	$27,532,817	$291,531,529
Foreign currency, at cost	—	—	20,250	399,331
Investments in securities, at value[1,2] (Note 2)	216,686,416	43,067,297	27,120,309	323,931,352
Deposits at broker for futures contracts	—	—	301,700	3,731,200
Foreign currency, at value	—	—	20,094	394,836
Receivables:
Investment securities sold	—	38,335	—	25,219
Capital shares sold	—	12,556	—	—
Dividends	—	—	48,375	287,095
Securities lending	2,747	465	92	2,557
Interest	3,606,811	443,496	8,542	100,430
Foreign tax reclaims	—	—	5,585	551,994
Total Assets	220,295,974	43,562,149	27,504,697	329,024,683
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	3,299,197	253,150	158,757	684,724
Investment securities purchased	—	38,335	—	—
Distributions	—	—	—	131,367
Due to broker	—	—	7,637	273,810
Advisory fees (Note 3)	70,772	7,381	7,542	74,073
Service fees (Note 2)	819	181	104	1,253
Foreign capital gains tax	—	—	158,975	—
Total Liabilities	3,370,788	299,047	333,015	1,165,227
NET ASSETS	$216,925,186	$43,263,102	$27,171,682	$327,859,456
NET ASSETS:
Paid-in capital	$237,850,768	$45,135,906	$36,693,354	$322,830,161
Total distributable earnings (loss)	(20,925,582)	(1,872,804)	(9,521,672)	5,029,295
NET ASSETS	$216,925,186	$43,263,102	$27,171,682	$327,859,456
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	4,800,000	900,000	950,000	9,350,000
Net asset value per share	$45.19	$48.07	$28.60	$35.07
[1] Includes market value of securities out on loan of:	$5,717,614	$243,606	$342,223	$913,740
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

WisdomTree Trust    107

Statements of Assets and Liabilities (unaudited) (continued) WisdomTree Trust December 31, 2024
	WisdomTree U.S. Efficient Core Fund	WisdomTree Artificial Intelligence and Innovation Fund	WisdomTree Battery Value Chain and Innovation Fund	WisdomTree BioRevolution Fund
ASSETS:
Investments, at cost	$844,874,638	$181,934,398	$3,178,308	$2,877,292
Foreign currency, at cost	—	64,066	1,717	366
Investments in securities, at value[1,2] (Note 2)	1,170,789,222	205,740,150	3,095,469	2,189,735
Cash	—	4	—	—
Deposits at broker for futures contracts	13,392,200	—	—	—
Foreign currency, at value	—	62,097	1,682	366
Receivables:
Capital shares sold	677	—	—	—
Dividends	589,570	72,714	1,869	601
Securities lending	641	—	—	—
Interest	366,879	224	16	11
Foreign tax reclaims	—	4,234	3,455	691
Total Assets	1,185,139,189	205,879,423	3,102,491	2,191,404
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	112,240	3,701,183	437,189	34,703
Due to broker	1,044,577	—	—	—
Advisory fees (Note 3)	206,747	79,495	1,068	872
Service fees (Note 2)	4,548	777	10	9
Total Liabilities	1,368,112	3,781,455	438,267	35,584
NET ASSETS	$1,183,771,077	$202,097,968	$2,664,224	$2,155,820
NET ASSETS:
Paid-in capital	$1,036,940,976	$183,611,893	$4,197,671	$4,094,565
Total distributable earnings (loss)	146,830,101	18,486,075	(1,533,447)	(1,938,745)
NET ASSETS	$1,183,771,077	$202,097,968	$2,664,224	$2,155,820
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	25,300,000	9,200,000	100,000	150,000
Net asset value per share	$46.79	$21.97	$26.64	$14.37
[1] Includes market value of securities out on loan of:	$7,728,974	$5,693,036	$407,653	$132,221
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements

108    WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (concluded) WisdomTree Trust December 31, 2024
	WisdomTree Cloud Computing Fund	WisdomTree Cybersecurity Fund
ASSETS:
Investments, at cost	$583,803,657	$100,755,217
Foreign currency, at cost	—	4,693
Investments in securities, at value[1,2] (Note 2)	483,098,613	108,831,014
Foreign currency, at value	—	4,301
Receivables:
Investment securities sold	6,554,415	—
Dividends	9,670	61,871
Interest	2,571	227
Foreign tax reclaims	—	5,776
Total Assets	489,665,269	108,903,189
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	4,707,622	—
Capital shares redeemed	6,563,451	—
Advisory fees (Note 3)	197,764	43,286
Service fees (Note 2)	1,933	423
Total Liabilities	11,470,770	43,709
NET ASSETS	$478,194,499	$108,859,480
NET ASSETS:
Paid-in capital	$1,022,806,267	$107,355,812
Total distributable earnings (loss)	(544,611,768)	1,503,668
NET ASSETS	$478,194,499	$108,859,480
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	12,750,000	3,840,000
Net asset value per share	$37.51	$28.35
[1] Includes market value of securities out on loan of:	$4,934,949	$—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements

WisdomTree Trust    109

Statements of Operations (unaudited) WisdomTree Trust For the Six Months Ended December 31, 2024
	WisdomTree Dynamic Currency Hedged International Equity Fund	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	WisdomTree Emerging Markets ex-China Fund	WisdomTree U.S. Corporate Bond Fund
INVESTMENT INCOME:
Dividends	$4,042,484	$6,670,138	$572,960	$—
Interest	1,030	—	621	442,932
Non-cash dividends	158,928	4,890	79,745	—
Other income (Note 6)	13,634	—	—	—
Securities lending income, net (Note 2)	13,339	34,930	—	972
Less: Foreign withholding taxes on dividends	(294,409)	(414,213)	(100,876)	—
Total investment income	3,935,006	6,295,745	552,450	443,904
EXPENSES:
Advisory fees (Note 3)	597,038	802,042	89,370	16,317
Service fees (Note 2)	6,568	7,330	1,229	399
Other fees (Note 6)	3,600	—	—	—
Total expenses	607,206	809,372	90,599	16,716
Net investment income	3,327,800	5,486,373	461,851	427,188
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions[1]	183,423	490,251	(355,502)	(30,170)
In-kind redemptions	3,397,750	8,508,806	—	—
Foreign currency contracts	4,574,028	4,974,800	—	—
Foreign currency related transactions	(2,776,575)	(4,299,623)	(1,762)	—
Net realized gain (loss)	5,378,626	9,674,234	(357,264)	(30,170)
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions[2]	(5,179,030)	(7,500,817)	(1,916,463)	53,633
Foreign currency contracts	4,751,588	6,145,526	(189)	—
Translations of assets and liabilities denominated in foreign currencies	(30,118)	(4,812)	119	—
Net increase (decrease) in unrealized appreciation/depreciation	(457,560)	(1,360,103)	(1,916,533)	53,633
Net realized and unrealized gain (loss) on investments	4,921,066	8,314,131	(2,273,797)	23,463
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,248,866	$13,800,504	$(1,811,946)	$450,651
[1] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	$—	$—	$(47,142)	$—
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$—	$—	$(4,698)	$—

See Notes to Financial Statements

110    WisdomTree Trust

Statements of Operations (unaudited) (continued) WisdomTree Trust For the Six Months Ended December 31, 2024
	WisdomTree U.S. High Yield Corporate Bond Fund	WisdomTree U.S. Short-Term Corporate Bond Fund	WisdomTree Emerging Markets Efficient Core Fund	WisdomTree International Efficient Core Fund
INVESTMENT INCOME:
Dividends	$—	$—	$350,485	$2,888,854
Interest	7,324,989	1,110,418	39,595	446,601
Non-cash dividends	—	—	—	151,993
Securities lending income, net (Note 2)	62,637	2,496	604	17,249
Less: Foreign withholding taxes on dividends	—	—	(18,155)	—
Total investment income	7,387,626	1,112,914	372,529	3,504,697
EXPENSES:
Advisory fees (Note 3)	422,080	43,937	44,327	449,315
Service fees (Note 2)	4,888	1,074	610	7,604
Total expenses	426,968	45,011	44,937	456,919
Net investment income	6,960,658	1,067,903	327,592	3,047,778
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions[1]	(4,648,567)	(46,559)	385,165	7,875,531
In-kind redemptions	183,095	29,010	—	—
Futures contracts	—	—	(519,023)	(6,790,545)
Foreign currency related transactions	—	—	(42,710)	(45,380)
Net realized gain (loss)	(4,465,472)	(17,549)	(176,568)	1,039,606
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions[2]	7,047,740	480,483	(52,615)	(7,495,701)
Futures contracts	—	—	(411,525)	(5,099,919)
Foreign currency contracts	—	—	1	—
Translations of assets and liabilities denominated in foreign currencies	—	—	(418)	(13,648)
Net increase (decrease) in unrealized appreciation/depreciation	7,047,740	480,483	(464,557)	(12,609,268)
Net realized and unrealized gain (loss) on investments	2,582,268	462,934	(641,125)	(11,569,662)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,542,926	$1,530,837	$(313,533)	$(8,521,884)
[1] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	$—	$—	$(7,958)	$—
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$—	$—	$32,884	$—

See Notes to Financial Statements

WisdomTree Trust    111

Statements of Operations (unaudited) (continued) WisdomTree Trust For the Six Months Ended December 31, 2024
	WisdomTree U.S. Efficient Core Fund	WisdomTree Artificial Intelligence and Innovation Fund	WisdomTree Battery Value Chain and Innovation Fund	WisdomTree BioRevolution Fund
INVESTMENT INCOME:
Dividends	$6,669,612	$586,178	$26,103	$7,128
Interest	1,647,649	812	45	21
Securities lending income, net (Note 2)	1,582	86,282	5,701	2,428
Less: Foreign withholding taxes on dividends	—	(47,072)	(2,781)	(201)
Total investment income	8,318,843	626,200	29,068	9,376
EXPENSES:
Advisory fees (Note 3)	1,167,241	498,151	7,671	5,457
Service fees (Note 2)	25,679	4,870	75	53
Total expenses	1,192,920	503,021	7,746	5,510
Net investment income	7,125,923	123,179	21,322	3,866
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	30,410,724	(4,020,595)	(513,969)	(153,123)
In-kind redemptions	3,183,691	12,851,812	38,259	—
Futures contracts	(21,861,812)	—	—	—
Foreign currency related transactions	—	2,782	(21,700)	73
Net realized gain (loss)	11,732,603	8,833,999	(497,410)	(153,050)
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	79,123,017	(4,850,394)	627,382	(44,829)
Futures contracts	(17,824,074)	—	—	—
Foreign currency contracts	—	—	3	—
Translations of assets and liabilities denominated in foreign currencies	—	(2,333)	29,506	(50)
Net increase (decrease) in unrealized appreciation/depreciation	61,298,943	(4,852,727)	656,891	(44,879)
Net realized and unrealized gain (loss) on investments	73,031,546	3,981,272	159,481	(197,929)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$80,157,469	$4,104,451	$180,803	$(194,063)

See Notes to Financial Statements

112    WisdomTree Trust

Statements of Operations (unaudited) (concluded) WisdomTree Trust For the Six Months Ended December 31, 2024
	WisdomTree Cloud Computing Fund	WisdomTree Cybersecurity Fund
INVESTMENT INCOME:
Dividends	$59,004	$78,758
Interest	5,658	893
Securities lending income, net (Note 2)	12,309	1,351
Less: Foreign withholding taxes on dividends	—	(6,062)
Total investment income	76,971	74,940
EXPENSES:
Advisory fees (Note 3)	1,015,474	242,652
Service fees (Note 2)	9,928	2,373
Total expenses	1,025,402	245,025
Net investment loss	(948,431)	(170,085)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(55,808,629)	1,118,262
In-kind redemptions	—	2,939,106
Foreign currency related transactions	—	44,716
Net realized gain (loss)	(55,808,629)	4,102,084
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	128,162,019	9,253,904
Translations of assets and liabilities denominated in foreign currencies	—	525
Net increase in unrealized appreciation/depreciation	128,162,019	9,254,429
Net realized and unrealized gain on investments	72,353,390	13,356,513
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$71,404,959	$13,186,428

See Notes to Financial Statements

WisdomTree Trust    113

Statements of Changes in Net Assets WisdomTree Trust
	WisdomTree Dynamic Currency Hedged International Equity Fund		WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund
	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$3,327,800	$9,641,756	$5,486,373	$9,691,669
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	5,378,626	(240,435)	9,674,234	(2,766,896)
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(457,560)	20,450,483	(1,360,103)	22,561,314
Net increase in net assets resulting from operations	8,248,866	29,851,804	13,800,504	29,486,087
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(4,129,404)	(10,445,750)	(6,655,474)	(10,033,000)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	19,158,072	38,850,215	80,230,516	90,941,724
Cost of shares redeemed	(12,388,945)	(17,021,511)	(20,834,949)	—
Net increase in net assets resulting from capital share transactions	6,769,127	21,828,704	59,395,567	90,941,724
Net Increase in Net Assets	10,888,589	41,234,758	66,540,597	110,394,811
NET ASSETS:
Beginning of period	$282,691,442	$241,456,684	$287,692,697	$177,297,886
End of period	$293,580,031	$282,691,442	$354,233,294	$287,692,697
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	8,350,000	7,750,000	8,500,000	5,700,000
Shares created	550,000	1,150,000	2,300,000	2,800,000
Shares redeemed	(350,000)	(550,000)	(600,000)	—
Shares outstanding, end of period	8,550,000	8,350,000	10,200,000	8,500,000

See Notes to Financial Statements

114    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Emerging Markets ex-China Fund		WisdomTree U.S. Corporate Bond Fund
	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$461,851	$508,907	$427,188	$482,872
Net realized loss on investments and foreign currency related transactions	(357,264)	(767,079)	(30,170)	(81,649)
Net increase (decrease) in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(1,916,533)	6,588,328	53,633	143,081
Net increase (decrease) in net assets resulting from operations	(1,811,946)	6,330,156	450,651	544,304
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(547,618)	(495,000)	(442,136)	(474,000)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,142,297	32,281,511	—	8,724,054
Net increase in net assets resulting from capital share transactions	3,142,297	32,281,511	—	8,724,054
Net Increase in Net Assets	782,733	38,116,667	8,515	8,794,358
NET ASSETS:
Beginning of period	$54,522,004	$16,405,337	$17,548,894	$8,754,536
End of period	$55,304,737	$54,522,004	$17,557,409	$17,548,894
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	1,700,000	600,000	400,000	200,000
Shares created	100,000	1,100,000	—	200,000
Shares outstanding, end of period	1,800,000	1,700,000	400,000	400,000

See Notes to Financial Statements

WisdomTree Trust    115

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree U.S. High Yield Corporate Bond Fund		WisdomTree U.S. Short-Term Corporate Bond Fund
	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$6,960,658	$14,368,722	$1,067,903	$1,820,188
Net realized loss on investments	(4,465,472)	(8,603,524)	(17,549)	(454,419)
Net increase in net unrealized appreciation/depreciation on investments	7,047,740	11,720,678	480,483	1,133,081
Net increase in net assets resulting from operations	9,542,926	17,485,876	1,530,837	2,498,850
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(7,114,992)	(14,377,990)	(1,088,990)	(1,825,650)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	30,859,524	—	19,023,397
Cost of shares redeemed	(9,082,209)	(17,581,020)	(4,807,896)	(9,530,334)
Net increase (decrease) in net assets resulting from capital share transactions	(9,082,209)	13,278,504	(4,807,896)	9,493,063
Net Increase (Decrease) in Net Assets	(6,654,275)	16,386,390	(4,366,049)	10,166,263
NET ASSETS:
Beginning of period	$223,579,461	$207,193,071	$47,629,151	$37,462,888
End of period	$216,925,186	$223,579,461	$43,263,102	$47,629,151
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	5,000,000	4,700,000	1,000,000	800,000
Shares created	—	700,000	—	400,000
Shares redeemed	(200,000)	(400,000)	(100,000)	200,000
Shares outstanding, end of period	4,800,000	5,000,000	900,000	1,000,000

See Notes to Financial Statements.

116    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Emerging Markets Efficient Core Fund		WisdomTree International Efficient Core Fund
	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$327,592	$1,015,410	$3,047,778	$7,764,474
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	(176,568)	(2,905,131)	1,039,606	(11,746,836)
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(464,557)	4,805,207	(12,609,268)	30,812,825
Net increase (decrease) in net assets resulting from operations	(313,533)	2,915,486	(8,521,884)	26,830,463
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(697,217)	(1,054,500)	(3,909,714)	(7,712,000)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,519,461	1,412,999	11,272,421	56,542,926
Cost of shares redeemed	—	(29,074,945)	—	—
Net increase (decrease) in net assets resulting from capital share transactions	1,519,461	(27,661,946)	11,272,421	56,542,926
Net Increase (Decrease) in Net Assets	508,711	(25,800,960)	(1,159,177)	75,661,389
NET ASSETS:
Beginning of period	$26,662,971	$52,463,931	$329,018,633	$253,357,244
End of period	$27,171,682	$26,662,971	$327,859,456	$329,018,633
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	900,000	1,900,000	9,050,000	7,400,000
Shares created	50,000	50,000	300,000	1,650,000
Shares redeemed	—	(1,050,000)	—	—
Shares outstanding, end of period	950,000	900,000	9,350,000	9,050,000

See Notes to Financial Statements

WisdomTree Trust    117

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree U.S. Efficient Core Fund		WisdomTree Artificial Intelligence and Innovation Fund
	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$7,125,923	$11,955,220	$123,179	$297,591
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	11,732,603	(32,073,964)	8,833,999	(6,097,399)
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	61,298,943	197,227,017	(4,852,727)	24,320,628
Net increase in net assets resulting from operations	80,157,469	177,108,273	4,104,451	18,520,820
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(7,652,200)	(11,805,500)	(385,572)	(458,300)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	34,475,920	108,832,471	—	200,393,298
Cost of shares redeemed	(7,118,305)	(43,222,785)	(94,179,993)	(48,570,226)
Net increase (decrease) in net assets resulting from capital share transactions	27,357,615	65,609,686	(94,179,993)	151,823,072
Net Increase (Decrease) in Net Assets	99,862,884	230,912,459	(90,461,114)	169,885,592
NET ASSETS:
Beginning of period	$1,083,908,193	$852,995,734	$292,559,082	$122,673,490
End of period	$1,183,771,077	$1,083,908,193	$202,097,968	$292,559,082
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	24,700,000	23,000,000	14,000,000	6,450,000
Shares created	750,000	2,800,000	—	10,100,000
Shares redeemed	(150,000)	(1,100,000)	(4,800,000)	(2,550,000)
Shares outstanding, end of period	25,300,000	24,700,000	9,200,000	14,000,000
See Notes to Financial Statements

118    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Battery Value Chain and Innovation Fund		WisdomTree BioRevolution Fund
	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$21,322	$48,797	$3,866	$16,968
Net realized loss on investments and foreign currency related transactions	(497,410)	(533,640)	(153,050)	(418,628)
Net increase (decrease) in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	656,891	(680,864)	(44,879)	171,675
Net increase (decrease) in net assets resulting from operations	180,803	(1,165,707)	(194,063)	(229,985)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(35,098)	(110,250)	(16,065)	(21,600)
CAPITAL SHARE TRANSACTIONS:
Cost of shares redeemed	(1,422,671)	—	—	(165,827)
Net decrease in net assets resulting from capital share transactions	(1,422,671)	—	—	(165,827)
Net Decrease in Net Assets	(1,276,966)	(1,275,957)	(210,128)	(417,412)
NET ASSETS:
Beginning of period	$3,941,190	$5,217,147	$2,365,948	$2,783,360
End of period	$2,664,224	$3,941,190	$2,155,820	$2,365,948
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	150,000	150,000	150,000	160,000
Shares redeemed	(50,000)	—	—	(10,000)
Shares outstanding, end of period	100,000	150,000	150,000	150,000

See Notes to Financial Statements

WisdomTree Trust    119

Statements of Changes in Net Assets (concluded) WisdomTree Trust
	WisdomTree Cloud Computing Fund		WisdomTree Cybersecurity Fund
	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment loss	$(948,431)	$(2,347,605)	$(170,085)	$(70,780)
Net realized gain (loss) on investments and foreign currency related transactions	(55,808,629)	(8,336,520)	4,102,084	(1,500,525)
Net increase in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	128,162,019	18,957,611	9,254,429	6,594,857
Net increase in net assets resulting from operations	71,404,959	8,273,486	13,186,428	5,023,552
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	—	(25,536)	—
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	52,751,670	576,027,183	13,160,724	67,639,478
Cost of shares redeemed	(136,645,240)	(576,027,183)	(10,820,361)	(11,234,633)
Net increase (decrease) in net assets resulting from capital share transactions	(83,893,570)	(206,163,715)	2,340,363	56,404,845
Net Increase (Decrease) in Net Assets	(12,488,611)	(197,890,229)	15,501,255	61,428,397
NET ASSETS:
Beginning of period	$490,683,110	$688,573,339	$93,358,225	$31,929,828
End of period	$478,194,499	$490,683,110	$108,859,480	$93,358,225
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	15,525,000	21,700,000	3,720,000	1,650,000
Shares created	1,450,000	11,400,000	530,000	2,540,000
Shares redeemed	(4,225,000)	(17,575,000)	(410,000)	(470,000)
Shares outstanding, end of period	12,750,000	15,525,000	3,840,000	3,720,000

See Notes to Financial Statements

120    WisdomTree Trust

Financial Highlights WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Dynamic Currency Hedged International Equity Fund	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Net asset value, beginning of period	$33.86	$31.16	$27.78	$30.50	$25.40	$28.84
Investment Operations:
Net investment income[1]	0.39	1.27	1.36	1.34	0.91	0.80
Net realized and unrealized gain (loss)	0.58	2.76	3.31	(2.54)	5.27	(3.44)
Total from investment operations	0.97	4.03	4.67	(1.20)	6.18	(2.64)
Dividends to shareholders:
Net investment income	(0.49)	(1.33)	(1.29)	(1.52)	(1.08)	(0.80)
Net asset value, end of period	$34.34	$33.86	$31.16	$27.78	$30.50	$25.40
TOTAL RETURN[2]	2.84%	13.13%	17.18%	(4.12)%	24.76%	(9.34)%[3]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$293,580	$282,691	$241,457	$168,070	$161,660	$198,145
Ratio to average net assets of:
Expenses, net of expense waivers	0.41%[4,5]	0.41%[5]	0.41%[5]	0.41%[5]	0.39%	0.35%
Expenses, prior to expense waivers	0.41%[4,5]	0.41%[5]	0.41%[5]	0.41%[5]	0.40%	0.40%
Net investment income	2.23%[4]	3.93%	4.56%	4.41%	3.26%	2.87%
Portfolio turnover rate[6]	25%	28%	29%	35%	38%	17%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Net asset value, beginning of period	$33.85	$31.10	$29.80	$34.45	$26.22	$29.60
Investment Operations:
Net investment income[1]	0.58	1.37	1.55	1.37	0.88	0.88
Net realized and unrealized gain (loss)	0.97	2.72	1.40	(4.65)	8.46	(3.39)
Total from investment operations	1.55	4.09	2.95	(3.28)	9.34	2.51
Dividends and distributions to shareholders:
Net investment income	(0.67)	(1.34)	(1.31)	(1.37)	(1.11)	(0.87)
Capital gains	—	—	(0.34)	—	—	—
Total dividends and distributions to shareholders	(0.67)	(1.34)	(1.65)	(1.37)	(1.11)	(0.87)
Net asset value, end of period	$34.73	$33.85	$31.10	$29.80	$34.45	$26.22
TOTAL RETURN[2]	4.58%	13.34%	10.27%	(9.78)%	36.12%	(8.70)%[7]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$354,233	$287,693	$177,298	$58,118	$41,336	$38,015
Ratio to average net assets of:
Expenses, net of expense waivers	0.49%[4,8]	0.49%[8]	0.49%[8]	0.49%[8]	0.47%	0.43%
Expenses, prior to expense waivers	0.49%[4,8]	0.49%[8]	0.49%[8]	0.49%[8]	0.48%	0.48%
Net investment income	3.29%[4]	4.23%	5.05%	4.06%	2.86%	3.08%
Portfolio turnover rate[6]	38%	37%	48%	48%	60%	25%

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.11% lower.

4Annualized.

5Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.40%.

6Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

7Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.14% lower.

8Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.48%.

See Notes to Financial Statements.

WisdomTree Trust    121

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Emerging Markets ex-China Fund	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Period September 22, 2022* through June 30, 2023
Net asset value, beginning of period	$32.07	$27.34	$24.73
Investment Operations:
Net investment income[1]	0.27	0.48	0.34
Net realized and unrealized gain (loss)	(1.31)	4.72	2.51
Total from investment operations	(1.04)	5.20	2.85
Dividends to shareholders:
Net investment income	(0.31)	(0.47)	(0.24)
Net asset value, end of period	$30.72	$32.07	$27.34
TOTAL RETURN[2]	(3.28)%	19.25%	11.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$55,305	$54,522	$16,405
Ratio to average net assets of:
Expenses	0.32%[3]	0.32%	0.32%[3]
Net investment income	1.65%[3]	1.65%	1.70%[3]
Portfolio turnover rate[4]	8%	25%	85%
WisdomTree U.S. Corporate Bond Fund	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Net asset value, beginning of period	$43.87	$43.77	$45.21	$54.48	$54.40	$51.09
Investment Operations:
Net investment income[1]	1.07	1.96	1.63	1.25	1.23	1.42
Net realized and unrealized gain (loss)	0.06	0.03	(0.91)	(9.18)	0.25	3.37
Total from investment operations	1.13	1.99	0.72	(7.93)	1.48	4.79
Dividends and distributions to shareholders:
Net investment income	(1.11)	(1.89)	(2.16)	(1.24)	(1.21)	(1.48)
Capital gains	—	—	—	(0.10)	(0.19)	—
Total dividends and distributions to shareholders	(1.11)	(1.89)	(2.16)	(1.34)	(1.40)	(1.48)
Net asset value, end of period	$43.89	$43.87	$43.77	$45.21	$54.48	$54.40
TOTAL RETURN[2]	2.54%	4.69%	1.69%	(14.83)%	2.75%	9.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$17,557	$17,549	$8,755	$40,685	$49,028	$38,077
Ratio to average net assets of:
Expenses, net of expense waivers	0.18%[3]	0.18%	0.18%	0.18%	0.18%[5]	0.18%
Expenses, prior to expense waivers	0.18%[3]	0.18%	0.18%	0.18%	0.21%	0.28%
Net investment income	4.71%[3]	4.52%	3.63%	2.42%	2.27%	2.71%
Portfolio turnover rate[4]	9%	25%	41%	52%	36%	25%

*   Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Annualized.

4Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5The investment advisor had contractually agreed to limit the advisory fee to 0.18% through October 31, 2020. On October 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.18%.

See Notes to Financial Statements.

122    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. High Yield Corporate Bond Fund	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Net asset value, beginning of period	$44.72	$44.08	$43.92	$52.79	$48.53	$51.51
Investment Operations:
Net investment income[1]	1.44	2.87	2.60	2.20	2.32	2.64
Net realized and unrealized gain (loss)	0.51	0.64	0.16	(8.92)	4.28	(3.00)
Total from investment operations	1.95	3.51	2.76	(6.72)	6.60	(0.36)
Dividends to shareholders:
Net investment income	(1.48)	(2.87)	(2.60)	(2.15)	(2.34)	(2.62)
Tax return of capital	—	—	—	—	—	(0.00)[2]
Total dividends and distributions to shareholders	(1.48)	(2.87)	(2.60)	(2.15)	(2.34)	(2.62)
Net asset value, end of period	$45.19	$44.72	$44.08	$43.92	$52.79	$48.53
TOTAL RETURN[3]	4.38%	8.22%	6.42%[4]	(13.16)%	13.84%	(0.72)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$216,925	$223,579	$207,193	$171,295	$158,359	$63,083
Ratio to average net assets of:
Expenses, net of expense waivers	0.38%[5]	0.38%	0.38%	0.38%	0.38%[6]	0.38%
Expenses, prior to expense waivers	0.38%[5]	0.38%	0.38%	0.38%	0.41%	0.48%
Net investment income	6.27%[5]	6.46%	5.85%	4.36%	4.51%	5.32%
Portfolio turnover rate[7]	61%	23%	22%	24%	21%	22%
WisdomTree U.S. Short-Term Corporate Bond Fund	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Net asset value, beginning of period	$ 47.63	$ 46.83	$ 47.51	$ 51.48	$ 51.58	$ 50.43
Investment Operations:
Net investment income[1]	1.07	1.88	1.39	0.68	0.75	1.23
Net realized and unrealized gain (loss)	0.46	0.75	(0.65)	(3.82)	0.06	1.13
Net increase from payment by sub-adviser	—	—	0.00[2]	—	—	—
Total from investment operations	1.53	2.63	0.74	(3.14)	0.81	2.36
Dividends and distributions to shareholders:
Net investment income	(1.09)	(1.83)	(1.42)	(0.62)	(0.75)	(1.21)
Capital gains	—	—	—	(0.21)	(0.16)	—
Total dividends and distributions to shareholders	(1.09)	(1.83)	(1.42)	(0.83)	(0.91)	(1.21)
Net asset value, end of period	$ 48.07	$ 47.63	$ 46.83	$ 47.51	$ 51.48	$ 51.58
TOTAL RETURN[3]	3.22%	5.72%	1.59%[4]	(6.18)%	1.59%	4.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$43,263	$47,629	$37,463	$42,757	$30,886	$20,632
Ratio to average net assets of:
Expenses, net of expense waivers	0.18%[5]	0.18%	0.18%	0.18%	0.18%[8]	0.18%
Expenses, prior to expense waivers	0.18%[5]	0.18%	0.18%	0.18%	0.21%	0.28%
Net investment income	4.37%[5]	3.97%	2.95%	1.36%	1.46%	2.43%
Portfolio turnover rate[7]	27%	43%	42%	55%	47%	43%

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4Includes a reimbursement from the sub-advisor for an operational error. Excluding this reimbursement, total return would have been unchanged.

5Annualized.

6The investment advisor had contractually agreed to limit the advisory fee to 0.38% through October 31, 2020. On October 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.38%.

7Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

8The investment advisor had contractually agreed to limit the advisory fee to 0.18% through October 31, 2020. On October 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.18%.

See Notes to Financial Statements.

WisdomTree Trust    123

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Emerging Markets Efficient Core Fund	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Period May 20, 2021* through June 30, 2021
Net asset value, beginning of period	$29.63	$27.61	$28.63	$41.51	$39.75
Investment Operations:
Net investment income[1]	0.36	0.59	0.78	0.82	0.13
Net realized and unrealized gain (loss)	(0.63)	2.04	(0.97)	(12.71)	1.69
Net increase from payment by sub-adviser	—	—	0.00[2]	—	—
Total from investment operations	(0.27)	2.63	(0.19)	(11.89)	1.82
Dividends and distributions to shareholders:
Net investment income	(0.76)	(0.61)	(0.83)	(0.73)	(0.06)
Capital gains	—	—	—	(0.26)	—
Total dividends and distributions to shareholders	(0.76)	(0.61)	(0.83)	(0.99)	(0.06)
Net asset value, end of period	$28.60	$29.63	$27.61	$28.63	$41.51
TOTAL RETURN[3]	(1.04)%	9.75%	(0.41)%[4]	(29.06)%	4.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$27,172	$26,663	$52,464	$34,352	$2,075
Ratio to average net assets of:
Expenses, net of expense waivers	0.32%[5]	0.32%	0.32%	0.32%[6]	0.31%[5,6]
Expenses, prior to expense waivers	0.32%[5]	0.32%	0.32%	0.32%[6]	0.32%[5,6]
Net investment income	2.36%[5]	2.16%	2.87%	2.52%	2.68%[5]
Portfolio turnover rate[7]	3%	5%	12%	102%	3%
WisdomTree International Efficient Core Fund	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Period May 20, 2021* through June 30, 2021
Net asset value, beginning of period	$ 36.36	$ 34.24	$ 30.93	$ 39.98	$39.43
Investment Operations:
Net investment income[1]	0.33	0.94	0.92	1.19	0.09
Net realized and unrealized gain (loss)	(1.20)	2.08	3.15	(9.26)	0.50
Total from investment operations	(0.87)	3.02	4.07	(8.07)	0.59
Dividends and distributions to shareholders:
Net investment income	(0.42)	(0.90)	(0.76)	(0.96)	(0.04)
Capital gains	—	—	—	(0.02)	—
Total dividends and distributions to shareholders	(0.42)	(0.90)	(0.76)	(0.98)	(0.04)
Net asset value, end of period	$ 35.07	$ 36.36	$ 34.24	$ 30.93	$39.98
TOTAL RETURN[3]	(2.44)%	8.90%	13.35%	(20.44)%	(1.50)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$327,859	$329,019	$253,357	$75,767	$1,999
Ratio to average net assets of:
Expenses	0.26%[5]	0.26%	0.26%	0.26%	0.26%[5]
Net investment income	1.76%[5]	2.70%	2.82%	3.30%	1.94%[5]
Portfolio turnover rate[7]	0%	1%	5%	13%	0%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4Includes a reimbursement from the sub-advisor for an operational error. Excluding this reimbursement, total return would have been unchanged.

5Annualized.

6Does not include expenses of the underlying investment companies in which the Fund invests.

7Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

124    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. Efficient Core Fund	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Net asset value, beginning of period	$43.88	$37.09	$33.36	$40.57	$30.60	$27.14
Investment Operations:
Net investment income[1]	0.28	0.50	0.45	0.42	0.41	0.45
Net realized and unrealized gain (loss)	2.93	6.79	3.73	(7.23)	9.95	3.39
Total from investment operations	3.21	7.29	4.18	(6.81)	10.36	3.84
Dividends and distributions to shareholders:
Net investment income	(0.30)	(0.50)	(0.45)	(0.40)	(0.37)	(0.27)
Capital gains	—	—	—	—	(0.02)	(0.11)
Total dividends and distributions to shareholders	(0.30)	(0.50)	(0.45)	(0.40)	(0.39)	(0.38)
Net asset value, end of period	$46.79	$43.88	$37.09	$33.36	$40.57	$30.60
TOTAL RETURN[2]	7.32%	19.78%	12.68%	(16.95)%	34.04%	14.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,183,771	$1,083,908	$852,996	$695,605	$519,284	$238,679
Ratio to average net assets of:
Expenses	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.22%[3]	1.28%	1.32%	1.05%	1.12%	1.57%
Portfolio turnover rate[4]	14%	5%	7%	7%	9%	13%
WisdomTree Artificial Intelligence and Innovation Fund	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Period December 9, 2021* through June 30, 2022
Net asset value, beginning of period	$ 20.90	$ 19.02	$ 15.04	$ 25.22
Investment Operations:
Net investment income[1]	0.01	0.03	0.07	0.03
Net realized and unrealized gain (loss)	1.10	1.90	3.94	(10.21)
Total from investment operations	1.11	1.93	4.01	(10.18)
Dividends and distributions to shareholders:
Net investment income	(0.04)	(0.03)	(0.03)	—
Capital gains	—	(0.02)	—	—
Total dividends and distributions to shareholders	(0.04)	(0.05)	(0.03)	—
Net asset value, end of period	$ 21.97	$ 20.90	$ 19.02	$ 15.04
TOTAL RETURN[2]	5.31%	10.15%	26.74%	(40.36)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$202,098	$292,559	$122,673	$ 752
Ratio to average net assets of:
Expenses	0.45%[3]	0.45%	0.45%	0.45%[3]
Net investment income	0.11%[3]	0.15%	0.42%	0.26%[3]
Portfolio turnover rate[4]	12%	55%	26%	11%

*   Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust    125

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Battery Value Chain and Innovation Fund	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Period February 17, 2022* through June 30, 2022
Net asset value, beginning of period	$26.27	$34.78	$34.74	$40.49
Investment Operations:
Net investment income[1]	0.17	0.33	0.53	0.22
Net realized and unrealized gain (loss)	0.55	(8.10)	(0.34)	(5.97)
Total from investment operations	0.72	(7.77)	0.19	(5.75)
Dividends to shareholders:
Net investment income	(0.35)	(0.74)	(0.15)	—
Net asset value, end of period	$26.64	$26.27	$34.78	$34.74
TOTAL RETURN[2]	2.71%	(22.61)%	0.58%	(14.20)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,664	$3,941	$5,217	$1,737
Ratio to average net assets of:
Expenses	0.45%[3]	0.45%	0.45%	0.45%[3]
Net investment income	1.25%[3]	1.10%	1.54%	1.56%[3]
Portfolio turnover rate[4]	33%	43%	95%	48%
WisdomTree BioRevolution Fund	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Period June 3, 2021* through June 30, 2021
Net asset value, beginning of period	$15.77	$17.40	$17.36	$26.65	$25.03
Investment Operations:
Net investment income[1]	0.03	0.11	0.11	0.08	(0.00)[5]
Net realized and unrealized gain (loss)	(1.32)	(1.60)	0.00[5]	(9.34)	1.62
Total from investment operations	(1.29)	(1.49)	0.11	(9.26)	1.62
Dividends to shareholders:
Net investment income	(0.11)	(0.14)	(0.07)	(0.03)	—
Net asset value, end of period	$14.37	$15.77	$17.40	$17.36	$26.65
TOTAL RETURN[2]	(8.21)%	(8.64)%	0.61%	(34.79)%	6.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,156	$2,366	$2,783	$4,688	$2,665
Ratio to average net assets of:
Expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%[3]
Net investment income (loss)	0.32%[3]	0.67%	0.60%	0.36%	(0.07)%[3]
Portfolio turnover rate[4]	7%	15%	34%	17%	0%

*   Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5Amount represents less than $0.005.

See Notes to Financial Statements.

126    WisdomTree Trust

Financial Highlights (concluded) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Cloud Computing Fund	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Period September 6, 2019* through June 30, 2020
Net asset value, beginning of period	$31.61	$31.73	$28.03	$55.89	$38.96	$25.06
Investment Operations:
Net investment loss[1]	(0.07)	(0.12)	(0.11)	(0.21)	(0.22)	(0.11)
Net realized and unrealized gain (loss)	5.97	0.00[2]	3.81	(27.65)	17.15	14.01
Total from investment operations	5.90	(0.12)[3]	3.70	(27.86)	16.93	13.90
Net asset value, end of period	$37.51	$31.61	$31.73	$28.03	$55.89	$38.96
TOTAL RETURN[4]	18.67%	(0.38)%	13.20%	(49.85)%	43.45%	55.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$478,194	$490,683	$688,573	$630,651	$1,277,042	$420,771
Ratio to average net assets of:
Expenses	0.45%[5]	0.45%	0.45%	0.45%	0.45%	0.45%[5]
Net investment loss	(0.42)%[5]	(0.37)%	(0.38)%	(0.44)%	(0.44)%	(0.43)%[5]
Portfolio turnover rate[6]	15%	32%	41%	50%	40%	8%
WisdomTree Cybersecurity Fund	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Period January 28, 2021* through June 30, 2021
Net asset value, beginning of period	$25.10	$19.35	$17.81	$24.43	$24.17
Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.03)	(0.05)	0.12	(0.01)
Net realized and unrealized gain (loss)	3.30	5.78	1.59	(6.63)	0.27
Total from investment operations	3.26	5.75	1.54	(6.51)	0.26
Dividends to shareholders:
Net investment income	(0.01)	—	(0.00)[2]	(0.11)	—
Net asset value, end of period	$28.35	$25.10	$19.35	$17.81	$24.43
TOTAL RETURN[4]	12.97%	29.72%	8.68%	(26.79)%	1.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$108,859	$93,358	$31,930	$32,762	$26,875
Ratio to average net assets of:
Expenses	0.45%[5]	0.45%	0.45%	0.45%	0.45%[5]
Net investment income (loss)	(0.32)%[5]	(0.11)%	(0.26)%	0.49%	(0.16)%[5]
Portfolio turnover rate[6]	19%	34%	45%	56%	18%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1    Based on average shares outstanding.

2    Amount represents less than $0.005.

3    The total from investment operations per share does not correspond with the amount reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

4    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

5    Annualized.

6    Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust    127

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Dynamic Currency Hedged International Equity Fund (“Dynamic Currency Hedged International Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (“Dynamic Currency Hedged International SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Emerging Markets ex-China Fund (“Emerging Markets ex-China Fund”)	September 22, 2022
WisdomTree U.S. Corporate Bond Fund (“U.S. Corporate Bond Fund”)	April 27, 2016
WisdomTree U.S. High Yield Corporate Bond Fund (“U.S. High Yield Corporate Bond Fund”)	April 27, 2016
WisdomTree U.S. Short-Term Corporate Bond Fund (“U.S. Short-Term Corporate Bond Fund”)	April 27, 2016
WisdomTree Emerging Markets Efficient Core Fund (“Emerging Markets Efficient Core Fund”)	May 20, 2021
WisdomTree International Efficient Core Fund (“International Efficient Core Fund”)	May 20, 2021
WisdomTree U.S. Efficient Core Fund (“U.S. Efficient Core Fund”)	August 2, 2018
WisdomTree Artificial Intelligence and Innovation Fund (“Artificial Intelligence and Innovation Fund”)	December 9, 2021
WisdomTree Battery Value Chain and Innovation Fund (“Battery Value Chain and Innovation Fund”)	February 17, 2022
WisdomTree BioRevolution Fund (“BioRevolution Fund”)	June 3, 2021
WisdomTree Cloud Computing Fund (“Cloud Computing Fund”)	September 6, 2019
WisdomTree Cybersecurity Fund (“Cybersecurity Fund”)	January 28, 2021

Each Fund, except the Emerging Markets Efficient Core Fund, International Efficient Core Fund and U.S. Efficient Core Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. The Emerging Markets Efficient Core Fund, International Efficient Core Fund and U.S. Efficient Core Fund are actively managed using a model-based approach. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices

128    WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, using spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

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Notes to Financial Statements (unaudited) (continued)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; (vii) fixed income securities valued by a broker-dealer or independent pricing service provider; and (viii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which each Fund’s NAV is computed and that may materially affect the value of each Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months ended December 31, 2024, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, equity futures contracts and interest rate futures contracts during the fiscal period ended December 31, 2024 and open positions in such derivatives as of December 31, 2024 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. The Funds’ derivative agreements may also contain credit-risk related contingent features which may include, but are not limited to, a threshold in the Funds’ derivative agreements on unrealized depreciation (i.e., the Funds’ obligation to the counterparty) above a specified dollar amount. If an event occurred at December 31, 2024 that triggered a contingent feature, the counterparty to the agreement may require a Fund to post collateral (or additional collateral) or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment due to a counterparty. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in Note 2 — Master Netting Arrangements under the column entitled “Liabilities: Net Amount”. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of December 31, 2024, if any, is reflected as a footnote within each Fund’s Schedule of Investments. At December 31, 2024, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

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Notes to Financial Statements (unaudited) (continued)

As of December 31, 2024, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Dynamic Currency Hedged International Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$7,554,926	Unrealized depreciation on foreign currency contracts	$ 89,078
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	9,393,527	Unrealized depreciation on foreign currency contracts	18,238
Emerging Markets Efficient Core Fund
Interest rate risk	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	277,532
International Efficient Core Fund
Interest rate risk	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	3,367,050
U.S. Efficient Core Fund
Interest rate risk	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	12,446,409

*   Includes cumulative appreciation (depreciation) of futures contracts as reported in each Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Please see Note 2 (Futures Contracts) on page 134 for additional information regarding balance sheet location of balances associated with futures contracts.

For the six months ended December 31, 2024, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Dynamic Currency Hedged International Equity Fund
Foreign currency risk	$ 4,574,028	$ 4,751,588
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign currency risk	4,974,800	6,145,526
Emerging Markets ex-China Fund
Foreign currency risk	—	(189)
Emerging Markets Efficient Core Fund
Equity risk	(519,023)	(411,525)
Foreign currency risk	—	1
International Efficient Core Fund
Interest rate risk	(6,790,545)	(5,099,919)
U.S. Efficient Core Fund
Interest rate risk	(21,861,812)	(17,824,074)
Battery Value Chain and Innovation Fund
Foreign currency risk	—	3
[1] Realized gains (losses) on derivatives are located on the Statements of Operations as follows:
Equity risk	Net realized gain (loss) from futures contracts
Foreign currency risk	Net realized gain (loss) from foreign currency contracts
Interest rate risk	Net realized gain (loss) from futures contracts
[2] Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:
Equity risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts
Interest rate risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts

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Notes to Financial Statements (unaudited) (continued)

During the six months ended December 31, 2024, the volume of derivative activity (based on the average of month-end notional balances, except where footnoted) for each Fund was as follows:

Fund	Average Notional
	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
Dynamic Currency Hedged International Equity Fund
Foreign currency risk	$160,594,292	$165,231,339	$—
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign currency risk	194,325,124	203,150,747	—
Emerging Markets ex-China Fund
Foreign currency risk	13,074	1,852	—
Emerging Markets Efficient Core Fund
Foreign currency risk	27,854	962	—
Interest rate risk	—	—	16,102,083
International Efficient Core Fund
Foreign currency risk	682,855	—	—
Interest rate risk	—	—	206,727,703
U.S. Efficient Core Fund
Interest rate risk	—	—	672,142,538
Artificial Intelligence and Innovation Fund
Foreign currency risk	—	105,381	—
Battery Value Chain and Innovation Fund
Foreign currency risk	—	122	—

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date or, with respect to foreign dividends, as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized on the ex-dividend date, or, with respect to foreign dividends, as soon as practicable after the existence of a dividend declaration has been determined, at the fair value of securities to be received. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Interest income (including amortization of premiums and accretion of discounts), less any foreign taxes withheld, is accrued daily. Generally, the Funds will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

As of December 31, 2024, dividend payments denominated in Russian rubles from certain sanctioned Russian issuers were held in restricted foreign cash accounts by the Funds’ custodian on behalf of the Emerging Markets Efficient Core Fund and Battery Value Chain and Innovation Fund. Under sanctions imposed by the United States (“U.S.”) and the European Union (“E.U.”) against Russia and certain Russian issuers pertaining to Russia’s invasion of Ukraine, payments (such as dividend payments or interest payments) made by sanctioned issuers to entities domiciled in the U.S., such as the Funds, or E.U. are restricted from withdrawal or use and there is no assurance these sanctioned payments will be ultimately collected by the Funds. As a result of U.S. sanctions in place against Russia and certain Russian issuers and significant uncertainty as to whether these sanctions will be removed or lifted, the Funds have not recognized these Russian dividend payments.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign

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Notes to Financial Statements (unaudited) (continued)

taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/depreciation on investment transactions”. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

In certain foreign jurisdictions, when the Funds incur subsequent capital losses on investment transactions that occurred during the tax year in the applicable foreign jurisdiction, the Funds may be entitled to a refund on any foreign taxes paid on previous capital gain investment transactions that occurred during the tax year of the applicable foreign jurisdiction. Foreign capital gain tax refunds on investment transactions are included in “Net realized gain (loss) from investment transactions” on the Statements of Operations and foreign capital gain tax refunds that remain unpaid as of December 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities in “Receivables: Foreign capital gains tax refund”.

The Funds file foreign tax reclaims in certain foreign jurisdictions to recover a portion of amounts previously withheld on dividend income if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims recorded relating to current fiscal year investment income are included in the Statements of Operations as a reduction to the balance shown for “Foreign withholding taxes on dividends” and foreign tax reclaims recorded, but not yet received as of December 31, 2024, if any, are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

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Notes to Financial Statements (unaudited) (continued)

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against currency exposures of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes. During the fiscal period ended December 31, 2024, the Funds, except for the Currency Hedged Equity Funds, utilized foreign currency contracts primarily to facilitate foreign security settlements. The Currency Hedged Equity Funds utilized foreign currency contracts primarily to dynamically offset applicable international currency exposure from positions in international equities. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled and are included in “net realized gain (loss) from foreign currency contracts” on the Statements of Operations.

Futures Contracts — The Dynamic Currency Hedged International SmallCap Equity Fund utilized equity futures contracts on a temporary basis during the period to obtain market exposure consistent with its investment objective during the Fund’s quarterly portfolio rebalance. The Emerging Markets Efficient Core Fund, International Efficient Core Fund and U.S. Efficient Core Fund each utilized futures contracts to obtain long exposure to U.S. Treasury obligations consistent with their investment strategy. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity, digital asset or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statements of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts is shown on the Statements of Assets and Liabilities as either a receivable or a payable for “Net variation margin on futures contracts”. The variation margin received or paid by the Funds, that is on deposit with the broker, on both open and closed futures contracts and certain futures contracts where variation margin is received or paid by the Funds on the expiration date, are shown in the Statements of Assets and Liabilities, in whole or in part, as a component of, or an offset to, “Deposits at broker for futures contracts” or “Deposits due to broker for future contracts”. Deposits at broker utilized for futures contract margin requirements generally are restricted from withdrawal. The Funds have adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act to assess and manage the Funds’ derivatives risk. Rule 18f-4 limits the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral

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Notes to Financial Statements (unaudited) (continued)

are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives, such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Each Fund’s futures contracts are all exchange traded and are not subject to master netting arrangements. Therefore, all futures contracts are excluded from the netting table.

WisdomTree Trust    135

Notes to Financial Statements (unaudited) (continued)

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of December 31, 2024, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Dynamic Currency Hedged International Equity Fund
Securities Lending	$ 673,443	$ —	$ (673,443)[1]	$ —	$ —	$ —	$—	$ —
Foreign Currency Contracts	7,554,926	(86,679)	—	7,468,247	89,078	(86,679)	—	2,399
Dynamic Currency Hedged International SmallCap Equity Fund
Securities Lending	4,714,814	—	(4,714,814)[1]	—	—	—	—	—
Foreign Currency Contracts	9,393,527	(14,979)	—	9,378,548	18,238	(14,979)	—	3,259
U.S. Corporate Bond Fund
Securities Lending	72,430	—	(72,430)[1]	—	—	—	—	—
U.S. High Yield Corporate Bond Fund
Securities Lending	3,299,197	—	(3,299,197)[1]	—	—	—	—	—
U.S. Short-Term Corporate Bond Fund
Securities Lending	253,150	—	(253,150)[1]	—	—	—	—	—
Emerging Markets Efficient Core Fund
Securities Lending	158,757	—	(158,757)[1]	—	—	—	—	—
International Efficient Core Fund
Securities Lending	684,724	—	(684,724)[1]	—	—	—	—	—
U.S. Efficient Core Fund
Securities Lending	112,240	—	(112,240)[1]	—	—	—	—	—
Artificial Intelligence and Innovation Fund
Securities Lending	3,701,183	—	(3,701,183)[1]	—	—	—	—	—
Battery Value Chain and Innovation Fund
Securities Lending	437,189	—	(437,189)[1]	—	—	—	—	—
BioRevolution Fund
Securities Lending	34,703	—	(34,703)[1]	—	—	—	—	—
Cloud Computing Fund
Securities Lending	4,707,622	—	(4,707,622)[1]	—	—	—	—	—
[1] The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Emerging Markets Investments — Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

136    WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for U.S. Corporate Bond Fund, U.S. High Yield Corporate Bond Fund and U.S. Short-Term Corporate Bond Fund which are sub-advised by Voya Investment Management Co., LLC (“Voya IM”). Mellon and Voya IM are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets as shown in the following table:

Fund	Advisory Fee Rate
Dynamic Currency Hedged International Equity Fund	0.40%
Dynamic Currency Hedged International SmallCap Equity Fund	0.48%
Emerging Markets ex-China Fund	0.32%
U.S. Corporate Bond Fund	0.18%
U.S. High Yield Corporate Bond Fund	0.38%
U.S. Short-Term Corporate Bond Fund	0.18%
Emerging Markets Efficient Core Fund	0.32%
International Efficient Core Fund	0.26%
U.S. Efficient Core Fund	0.20%
Artificial Intelligence and Innovation Fund	0.45%
Battery Value Chain and Innovation Fund	0.45%
BioRevolution Fund	0.45%
Cloud Computing Fund	0.45%
Cybersecurity Fund	0.45%

WisdomTree Trust    137

Notes to Financial Statements (unaudited) (continued)

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended December 31, 2024, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees, that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statements of Operations in “Expense waivers”.

During the six months ended December 31, 2024, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the six months ended December 31, 2024, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain/(Loss)
Dynamic Currency Hedged International Equity Fund	$8,381,458	$ (8,615,343)	$ (324,500)
Dynamic Currency Hedged International SmallCap Equity Fund	3,855,472	(13,033,701)	(1,321,632)

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended December 31, 2024, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	At December 31, 2024		For the Six Months Ended December 31, 2024
	Fund Shares held by WT	Market Value of Fund Shares Held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Dynamic Currency Hedged International Equity Fund	798	$27,435	$375
U.S. High Yield Corporate Bond Fund	349	15,752	512
U.S. Short-Term Corporate Bond Fund	284	13,648	306
Emerging Markets Efficient Core Fund	81	2,324	61
International Efficient Core Fund	172	6,042	68
U.S. Efficient Core Fund	359	16,762	110
Artificial Intelligence and Innovation Fund	312	6,864	13
Cloud Computing Fund	135	5,065	—
Cybersecurity Fund	183	5,172	1

4. CAPITAL SHARE TRANSACTIONS

As of December 31, 2024, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102% - 110% , as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of December 31, 2024, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. In certain cases where an AP does not have a basket security readily available or may not transact is such basket security, an AP may request to settle an in-kind creation order with cash in lieu of the basket security. Amounts due from an AP as of December 31, 2024 with respect to such activity, if any, is shown in the Statements of Assets and Liabilities in “Receivables: Deposit due from authorized participant”.

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Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended December 31, 2024 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

Fund	Non-U.S. Government Securities		U.S. Government Securities		In-kind Capital Share Transactions
	Purchases	Sales	Purchases	Sales	Purchases	Sales
Dynamic Currency Hedged International Equity Fund	$ 81,069,071	$ 72,791,520	$ —	$ —	$17,727,976	$ 11,538,369
Dynamic Currency Hedged International SmallCap Equity Fund	138,698,301	126,528,319	—	—	75,209,729	21,047,694
Emerging Markets ex-China Fund	7,485,077	4,477,200	—	—	506,693	—
U.S. Corporate Bond Fund	1,554,927	1,549,169	9,918	9,970	—	—
U.S. High Yield Corporate Bond Fund	132,112,252	130,598,027	—	—	—	8,801,985
U.S. Short-Term Corporate Bond Fund	9,541,452	10,078,927	2,975,843	3,020,485	—	4,774,716
Emerging Markets Efficient Core Fund	1,652,439	835,455	—	—	245,526	—
International Efficient Core Fund	5,365,680	229,338	—	—	8,127,026	—
U.S. Efficient Core Fund	149,643,002	159,043,575	—	—	30,660,306	2,192,404
Artificial Intelligence and Innovation Fund	26,043,717	35,136,484	—	—	—	85,342,892
Battery Value Chain and Innovation Fund	1,144,591	1,705,877	—	—	—	877,750
BioRevolution Fund	174,882	185,252	—	—	—	—
Cloud Computing Fund	65,859,735	73,152,767	—	—	60,011,601	137,641,913
Cybersecurity Fund	19,804,653	19,771,601	—	—	12,984,111	10,952,044

6. FEDERAL INCOME TAXES

At December 31, 2024, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Investments in Financial Derivatives[1]			Total Net Unrealized Appreciation/ (Depreciation)
					Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dynamic Currency Hedged International Equity Fund	$254,581,703	$ 46,728,649	$ (9,468,812)	$ 37,259,837	$ —	$ —	$ —	$ 37,259,837
Dynamic Currency Hedged International SmallCap Equity Fund	338,695,583	36,288,871	(18,786,596)	17,502,275	729	(1,979)	(1,250)	17,501,025
Emerging Markets ex-China Fund	49,643,434	10,076,459	(4,112,639)	5,963,820	—	—	—	5,963,820
U.S. Corporate Bond Fund	17,904,960	107,960	(589,882)	(481,922)	—	—	—	(481,922)
U.S. High Yield Corporate Bond Fund	216,630,967	3,136,566	(3,081,117)	55,449	—	—	—	55,449
U.S. Short-Term Corporate Bond Fund	42,989,718	278,739	(201,160)	77,579	—	—	—	77,579
Emerging Markets Efficient Core Fund	27,891,599	4,752,064	(5,523,354)	(771,290)	—	—	—	(771,290)
International Efficient Core Fund	292,435,352	53,569,379	(22,073,379)	31,496,000	—	—	—	31,496,000
U.S. Efficient Core Fund	847,185,912	340,675,342	(17,072,032)	323,603,310	—	—	—	323,603,310
Artificial Intelligence and Innovation Fund	184,823,830	38,652,955	(17,736,635)	20,916,320	—	—	—	20,916,320
Battery Value Chain and Innovation Fund	3,179,926	368,244	(452,701)	(84,457)	—	—	—	(84,457)
BioRevolution Fund	2,897,927	286,714	(994,906)	(708,192)	—	—	—	(708,192)
Cloud Computing Fund	604,237,116	40,734,896	(161,873,399)	(121,138,503)	—	—	—	(121,138,503)
Cybersecurity Fund	101,791,968	16,144,552	(9,105,506)	7,039,046	—	—	—	7,039,046

[1] Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

WisdomTree Trust    139

Notes to Financial Statements (unaudited) (concluded)

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of and during the fiscal period ended December 31, 2024, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by taxing authorities. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal period ended December 31, 2024, the ECJ tax reclaims received by the Funds, if any, did not exceed the foreign withholding taxes of the respective Funds.

7. OPERATING SEGMENTS

The Trust has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Trust operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Trust’s prospectus. The accounting policies are the same as those described in Note 2 — Significant Accounting Policies. The Chief Operating Decision Maker (“CODM”) is the President of the Trust. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

8. SUBSEQUENT EVENTS

WTAM has evaluated all subsequent transactions and events through the date on which these financial statements were issued.

9. ADDITIONAL INFORMATION

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. Similarly, escalating economic and political tensions between the United States and China continue to produce trading restrictions that adversely affect institutional investment in China. The extent and duration of these conflicts and tensions are impossible to predict, and they could continue to result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These conflicts and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict.

140    WisdomTree Trust

Additional Information (unaudited)

Item 8 of Form N-CSRS: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSRS: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSRS: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Name of Trustee	Board Compensation
Interested Trustee
Jonathan Steinberg	$ 0
Independent Trustees
David G. Chrencik	$201,727
Phillip G. Goff	$183,388
Joel Goldberg	$210,897
Toni Massaro	$192,558
Robert E. Plaze	$183,388
Melinda A. Raso Kirstein	$201,727
Victor Ugolyn	$275,082

Item 11 of Form N-CSRS: Statement Regarding Basis for Approval of Investment Advisory Contracts.

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 16-17, 2024 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the investment advisory agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisor Agreements”), and (ii) each respective sub-advisory agreement between WTAM and Mellon Investments Corporation (“Mellon”) and Voya Investment Management Co. LLC (“Voya,” and, together with Mellon, the “Sub-Advisers”), pursuant to which the Sub-Advisers coordinate the investment and reinvestment of the assets of the applicable Funds (“Sub-Advisory Agreements” and, together with the Advisory Agreements, the “Agreements”).

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 13, 2024, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree, Inc. (“WT”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WT indexes are unique, based on WT’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WT’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WT indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and

WisdomTree Trust    141

Additional Information (unaudited) (continued)

restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of the Sub- Advisers’ performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds.

The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2024, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index -exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included only actively-managed ETFs and institutional funds (for certain actively managed Funds), as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered

142    WisdomTree Trust

Additional Information (unaudited) (concluded)

the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size. Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit. The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

* * * * * *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers.

The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

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The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition, when interest rates fall income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. High-yield or “junk” bonds have lower credit ratings and involve a greater risk to principal. While the fixed income funds attempt to limit credit and counterparty exposure, the value of an investment in the Funds may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio investments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies is included under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 16-17, 2024 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the investment advisory agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisor Agreements”), and (ii) each respective sub-advisory agreement between WTAM and Mellon Investments Corporation (“Mellon”) and Voya Investment Management Co. LLC (“Voya,” and, together with Mellon, the “Sub-Advisers”), pursuant to which the Sub-Advisers coordinate the investment and reinvestment of the assets of the applicable Funds (“Sub-Advisory Agreements” and, together with the Advisory Agreements, the “Agreements”).

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 13, 2024, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree, Inc. (“WT”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WT indexes are unique, based on WT’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WT’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WT indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of the Sub- Advisers’ performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds.

The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2024, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index -exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included only actively-managed ETFs and institutional funds (for certain actively managed Funds), as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size. Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit. The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers.

The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by the Shareholder Reports that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		WisdomTree Trust

By (Signature and Title)		/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date:	March 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date:	March 4, 2025

By (Signature and Title)		/s/ David Castano
David Castano, Treasurer
(principal financial officer)
Date:	March 4, 2025